UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03980

Morgan Stanley Institutional Fund Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	September 30,

Date of reporting period:	March 31, 2019

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Semi-Annual Report

March 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	15
Statement of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	19
Notes to Financial Statements	24
Privacy Notice	35
Trustee and Officer Information	37

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Core Plus Fixed Income Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2019

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Expense Example (unaudited)

Core Plus Fixed Income Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/18	Actual Ending Account Value 3/31/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Core Plus Fixed Income Portfolio Class I	$1,000.00	$1,045.00	$1,022.92	$2.04	$2.02	0.40%
Core Plus Fixed Income Portfolio Class A	1,000.00	1,043.30	1,021.34	3.67	3.63	0.72
Core Plus Fixed Income Portfolio Class L	1,000.00	1,041.70	1,019.95	5.09	5.04	1.00
Core Plus Fixed Income Portfolio Class C	1,000.00	1,039.60	1,017.65	7.42	7.34	1.46
Core Plus Fixed Income Portfolio Class IS	1,000.00	1,044.30	1,023.19	1.78	1.77	0.35

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (98.9%)
Agency Adjustable Rate Mortgage (0.0%)
Federal Home Loan Mortgage Corporation, Conventional Pool: 12 Month USD LIBOR + 1.62%, 2.48%, 7/1/45	$149	$150
Agency Fixed Rate Mortgages (17.1%)
Federal Home Loan Mortgage Corporation,
3.50%, 4/1/49	550	552
Gold Pools:
3.00%, 3/1/47	2,444	2,437
3.50%, 1/1/44 - 2/1/45	1,824	1,864
4.00%, 6/1/44 - 10/1/44	756	783
5.41%, 7/1/37 - 8/1/37	22	22
5.44%, 1/1/37 - 6/1/38	62	66
5.46%, 5/1/37 - 1/1/38	90	96
5.48%, 8/1/37 - 10/1/37	49	52
5.50%, 8/1/37 - 4/1/38	75	81
5.52%, 9/1/37 - 10/1/37	17	19
5.62%, 12/1/36 - 12/1/37	85	91
6.00%, 10/1/36 - 8/1/38	125	139
6.50%, 12/1/25 - 8/1/33	92	101
7.00%, 6/1/28 - 11/1/31	42	43
Federal National Mortgage Association,
3.50%, 4/1/49	500	502
April TBA:
3.00%, 4/1/34 (a)	2,260	2,281
3.50%, 4/1/49 (a)	21,959	22,258
4.00%, 4/1/49 (a)	3,420	3,518
4.50%, 4/1/49 (a)	2,870	2,991
Conventional Pools:
3.00%, 6/1/40 - 11/1/46	4,633	4,626
3.50%, 8/1/45 - 3/1/49	6,734	6,852
4.00%, 11/1/41 - 4/1/49	8,649	8,950
4.50%, 3/1/41 - 11/1/44	1,601	1,700
5.00%, 3/1/41	256	276
5.50%, 6/1/35 - 1/1/37	64	70
5.62%, 12/1/36	32	34
6.50%, 4/1/24 - 1/1/34	871	965
7.00%, 11/1/22 - 12/1/33	142	150
9.50%, 4/1/30	84	94
Government National Mortgage Association,
4.50%, 4/20/49	1,200	1,237
April TBA:
3.50%, 4/20/49 (a)	680	695
Various Pools:
3.50%, 11/20/40 - 7/20/46	2,395	2,448
4.00%, 8/20/41 - 3/20/43	565	589
5.00%, 2/20/49	799	836
6.50%, 5/15/40	571	656
		68,074
	Face Amount (000)		Value (000)
Asset-Backed Securities (13.6%)
Accredited Mortgage Loan Trust,
1 Month USD LIBOR + 0.60%, 3.09%, 4/25/34 (b)		$877	$865
American Homes 4 Rent Trust,
6.07%, 10/17/52 (c)		601	663
Avant Loans Funding Trust,
5.00%, 11/17/25 (c)		300	304
Avant Loans Funding Trust,
4.65%, 4/15/26 (c)		850	855
Bayview Koitere Fund Trust,
3.62%, 3/28/33 (c)		252	253
Bayview Opportunity Master Fund Trust,
3.82%, 4/28/33 (c)		238	239
Blackbird Capital Aircraft Lease Securitization Ltd.,
5.68%, 12/16/41 (c)		648	672
CAM Mortgage Trust,
3.96%, 12/1/65 (c)		335	335
Consumer Loan Underlying Bond Credit Trust,
5.21%, 7/15/25 (c)		1,136	1,152
ContiMortgage Home Equity Loan Trust,
8.10%, 8/15/25		23	14
Fairstone Financial Issuance Trust,
3.95%, 3/21/33 (c)	CAD	600	453
FCI Funding 2019-1 LLC,
3.63%, 2/18/31 (c)(d)		$950	950
Foundation Finance Trust,
3.86%, 11/15/34 (c)		1,040	1,041
FREED ABS TRUST,
4.61%, 10/20/25 (c)		969	988
GCAT LLC,
3.84%, 6/25/48 (c)		784	784
4.09%, 6/26/23 (c)		854	860
Invitation Homes Trust,
1 Month USD LIBOR + 2.00%, 4.48%, 6/17/37 (b)(c)		1,250	1,251
1 Month USD LIBOR + 2.25%, 4.73%, 12/17/36 - 7/17/37 (b)(c)		2,025	2,019
Labrador Aviation Finance Ltd.,
5.68%, 1/15/42 (c)		501	513
MAPS Ltd.,
4.21%, 5/15/43 (c)		651	657
METAL LLC,
4.58%, 10/15/42 (c)		960	959
MFA LLC,
3.88%, 5/25/48 (c)		1,123	1,116
4.16%, 7/25/48 (c)		1,047	1,054
MFA Trust,
3.35%, 11/25/47 (c)		945	946
Nationstar HECM Loan Trust,
3.97%, 9/25/27 (b)(c)		1,000	998
5.43%, 11/25/28 (b)(c)		1,200	1,203

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Asset-Backed Securities (cont'd)
New Residential Mortgage LLC,
4.69%, 5/25/23 (c)		$473	$476
NewDay Funding PLC,
1 Month GBP LIBOR + 2.10%, 2.83%, 8/15/26 (b)(c)	GBP	500	643
NRZ Excess Spread-Collateralized Notes,
4.37%, 1/25/23 (c)		$513	512
4.59%, 2/25/23 (c)		906	908
Oak Hill Advisors Residential Loan Trust,
3.00%, 7/25/57 (c)		665	658
Ocwen Master Advance Receivables Trust,
4.53%, 8/15/50 (c)		500	503
Oxford Finance Funding 2019-1 LLC,
5.44%, 2/15/27 (c)		550	556
PNMAC FMSR Issuer Trust,
1 Month USD LIBOR + 2.35%, 4.84%, 4/25/23 (b)(c)		750	753
PNMAC GMSR Issuer Trust,
5.34%, 2/25/23		500	502
Pretium Mortgage Credit Partners I LLC,
3.70%, 3/27/33 (c)		805	804
Pretium Mortgage Credit Partners LLC,
4.83%, 9/25/58 (c)		1,112	1,124
Pretium Mortgage Credit Partners LLC,
4.13%, 8/25/33 (c)		916	923
Progress Residential Trust,
1 Month USD LIBOR + 4.22%, 6.70%, 1/17/34 (b)(c)		1,100	1,104
Prosper Marketplace Issuance Trust,
3.36%, 11/15/23 (c)		900	900
4.87%, 6/17/24		450	456
5.50%, 10/15/24 (c)		1,296	1,297
PRPM LLC,
4.00%, 8/25/23 (b)(c)		575	577
RCO V Mortgage LLC,
4.00%, 5/25/23 (c)		894	900
4.46%, 10/25/23 (c)		1,122	1,136
RMF Buyout Issuance Trust,
5.43%, 11/25/28		1,200	1,212
S-Jets Ltd.,
7.02%, 8/15/42 (c)		1,203	1,225
Sofi Consumer Loan Program Trust,
3.79%, 4/26/27 (c)		600	609
4.02%, 8/25/27 (c)		200	204
Sprite 2017-1 Ltd.,
4.25%, 12/15/37 (c)		722	726
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes,
4.50%, 10/17/50 (c)		612	613
Stanwich Mortgage Loan Trust,
4.02%, 5/16/23 (c)		989	993
4.50%, 10/18/23 (c)		1,068	1,077
	Face Amount (000)	Value (000)
Start Ltd.,
4.09%, 5/15/43 (c)	$951	$955
Tricon American Homes Trust,
5.10%, 1/17/36 (c)	1,000	1,009
5.15%, 9/17/34 (c)	800	806
5.77%, 11/17/33 (c)	900	918
Upgrade Receivables Trust,
5.17%, 11/15/24 (c)	1,500	1,517
Upstart Securitization Trust,
5.00%, 8/20/25	750	753
Vantage Data Centers Issuer LLC,
4.07%, 2/16/43 (c)	396	402
VOLT LXIV LLC,
3.38%, 10/25/47 (c)	709	709
VOLT LXIX LLC,
4.70%, 8/25/48 (c)	550	555
VOLT LXV LLC,
3.75%, 4/25/48 (c)	839	839
VOLT LXVI,
4.34%, 5/25/48 (c)	850	854
VOLT LXXII LLC,
4.21%, 10/26/48 (c)	1,039	1,048
VOLT LXXIII LLC,
4.46%, 10/25/48 (c)	688	695
VOLT LXXV LLC,
4.34%, 1/25/49 (c)	783	791
		54,386
Collateralized Mortgage Obligations — Agency Collateral Series (0.6%)
Federal Home Loan Mortgage Corporation,
1 Month USD LIBOR + 4.35%, 6.84%, 12/25/26 (b)(c)	198	207
1 Month USD LIBOR + 5.05%, 7.54%, 7/25/23 (b)	99	102
1 Month USD LIBOR + 5.25%, 7.74%, 7/25/26 (b)(c)	126	133
IO
0.33%, 11/25/27 (b)	23,896	620
0.44%, 8/25/27 (b)	14,871	477
IO REMIC
1 Month USD LIBOR + 6.00%, 3.52%, 11/15/43 (b)	1,043	147
1 Month USD LIBOR + 6.05%, 3.57%, 4/15/39 (b)	740	43
IO STRIPS
7.50%, 12/15/29	27	8
Federal National Mortgage Association,
IO
1 Month USD LIBOR + 6.39%, 3.90%, 9/25/20 (b)	2,862	84
IO PAC REMIC
8.00%, 9/18/27	94	21
IO REMIC
6.00%, 7/25/33	68	16

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Collateralized Mortgage Obligations — Agency Collateral Series (cont'd)
IO STRIPS
6.50%, 9/25/29 - 12/25/29	$386	$68
8.00%, 4/25/24	70	7
8.50%, 10/25/25	33	6
9.00%, 11/25/26	31	5
REMIC
7.00%, 9/25/32	205	235
Government National Mortgage Association,
IO
3.62%, 7/16/33	705	14
5.00%, 2/16/41	229	52
IO PAC
1 Month USD LIBOR + 6.15%, 3.66%, 10/20/41 (b)	1,323	80
		2,325
Commercial Mortgage-Backed Securities (3.5%)
BAMLL Commercial Mortgage Securities Trust,
1 Month USD LIBOR + 4.00%, 4.33%, 12/15/31 (b)(c)	1,000	991
BBCMS Trust,
4.29%, 9/10/28 (b)(c)	1,037	1,016
BXP Trust,
1 Month USD LIBOR + 3.00%, 5.48%, 11/15/34 (b)(c)	1,150	1,152
Citigroup Commercial Mortgage Trust,
IO
0.87%, 11/10/48 (b)	2,772	108
0.94%, 9/10/58 (b)	4,750	218
CLNS Trust 2017-IKPR,
1 Month USD LIBOR + 3.50%, 5.99%, 6/11/32 (b)(c)	800	805
COMM Mortgage Trust,
5.27%, 8/10/46 (b)(c)	800	785
IO
0.12%, 7/10/45 (b)	13,432	49
0.89%, 10/10/47 (b)	4,362	117
1.14%, 7/15/47 (b)	3,501	131
Commercial Mortgage Pass-Through Certificates,
4.64%, 2/10/47 (b)(c)	575	554
GS Mortgage Securities Trust,
4.75%, 8/10/46 (b)(c)	500	502
IO
0.80%, 9/10/47 (b)	5,688	176
1.33%, 10/10/48 (b)	5,294	340
HMH Trust,
6.29%, 7/5/31 (c)	450	442
InTown Hotel Portfolio Trust,
1 Month USD LIBOR + 2.05%, 4.53%, 1/15/33 (b)(c)	579	576
JP Morgan Chase Commercial Mortgage Securities Trust,
IO
0.51%, 4/15/46 (b)	6,956	142
	Face Amount (000)	Value (000)
0.75%, 12/15/49 (b)	$4,441	$160
1.06%, 7/15/47 (b)	8,951	275
JPMBB Commercial Mortgage Securities Trust,
4.68%, 4/15/47 (b)(c)	775	740
IO
1.01%, 8/15/47 (b)	4,260	180
Natixis Commercial Mortgage Securities Trust,
4.56%, 2/15/39 (b)(c)	1,941	1,960
SG Commercial Mortgage Securities Trust,
4.51%, 2/15/41 (b)(c)	1,250	1,132
WFRBS Commercial Mortgage Trust,
3.50%, 8/15/47 (c)	1,400	1,136
4.13%, 5/15/45 (b)(c)	425	423
		14,110
Corporate Bonds (33.6%)
Communications (0.2%)
Bharti Airtel International Netherlands BV,
5.35%, 5/20/24 (c)(e)	725	753
Energy (0.5%)
BP Capital Markets America, Inc.,
3.12%, 5/4/26	825	824
3.25%, 5/6/22	625	635
Midwest Connector Capital Co. LLC,
3.63%, 4/1/22 (c)	400	406
		1,865
Finance (14.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
4.13%, 7/3/23 (e)	1,150	1,166
Alexandria Real Estate Equities, Inc.,
3.95%, 1/15/27	175	177
American Express Co.,
4.20%, 11/6/25	450	476
American International Group, Inc.,
4.50%, 7/16/44	550	527
4.88%, 6/1/22	375	397
AvalonBay Communities, Inc.,
Series G
2.95%, 5/11/26	375	368
Banco Santander SA,
5.18%, 11/19/25	600	634
Bank of America Corp.,
3.97%, 3/5/29	1,225	1,248
4.24%, 4/24/38	225	230
6.11%, 1/29/37	250	297
MTN
4.00%, 1/22/25	1,055	1,076
4.25%, 10/22/26	1,088	1,119
Bank of Montreal,
3.80%, 12/15/32	800	774
Bank of New York Mellon Corp. (The),
MTN
3.65%, 2/4/24	525	543

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Banque Federative du Credit Mutuel SA,
3.75%, 7/20/23 (c)	$1,530	$1,568
BNP Paribas SA,
4.40%, 8/14/28 (c)	1,050	1,081
5.00%, 1/15/21	175	182
Boston Properties LP,
3.80%, 2/1/24	700	719
BPCE SA,
5.15%, 7/21/24 (c)	1,075	1,122
Brighthouse Financial, Inc.,
Series WI
3.70%, 6/22/27	1,175	1,067
Brookfield Finance, Inc.,
4.00%, 4/1/24	775	786
Capital One Bank USA NA,
3.38%, 2/15/23	1,625	1,625
Capital One Financial Corp.,
3.30%, 10/30/24	750	743
Cigna Corp.,
3.75%, 7/15/23 (c)	725	744
Cigna Holding Co.,
3.88%, 10/15/47	500	445
Citigroup, Inc.,
3.89%, 1/10/28	1,025	1,042
6.68%, 9/13/43	120	153
8.13%, 7/15/39	350	527
Citizens Bank NA,
MTN
2.55%, 5/13/21	250	248
Compass Bank,
3.50%, 6/11/21	800	806
Cooperatieve Rabobank UA,
3.95%, 11/9/22	650	662
Credit Agricole SA,
3.75%, 4/24/23 (c)	1,175	1,189
3.88%, 4/15/24 (c)	500	517
Credit Suisse Group AG,
3.57%, 1/9/23 (c)	250	251
Danske Bank A/S,
5.00%, 1/12/22 (c)	350	359
Deutsche Bank AG,
2.70%, 7/13/20	625	619
3.95%, 2/27/23	850	840
Discover Bank,
7.00%, 4/15/20	250	260
Discover Financial Services,
3.95%, 11/6/24	750	764
Five Corners Funding Trust,
4.42%, 11/15/23 (c)	500	528
GE Capital International Funding Co., Unlimited Co.,
4.42%, 11/15/35	1,315	1,218
	Face Amount (000)	Value (000)
Goldman Sachs Group, Inc. (The),
4.22%, 5/1/29	$1,250	$1,279
6.75%, 10/1/37	615	751
MTN
4.80%, 7/8/44	625	662
Guardian Life Insurance Co. of America (The),
4.85%, 1/24/77 (c)	475	500
Harborwalk Funding Trust,
5.08%, 2/15/69 (c)	950	1,000
Hartford Financial Services Group, Inc. (The),
5.50%, 3/30/20	295	303
HSBC Holdings PLC,
4.25%, 3/14/24	1,900	1,944
HSBC USA, Inc.,
3.50%, 6/23/24	225	228
Humana, Inc.,
3.95%, 3/15/27	350	354
ING Bank N.V.,
5.80%, 9/25/23 (c)	770	831
Intesa Sanpaolo SpA,
5.25%, 1/12/24	610	628
iStar, Inc.,
5.25%, 9/15/22	300	295
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
7.38%, 4/1/20 (c)	380	381
JPMorgan Chase & Co.,
3.90%, 1/23/49	925	897
4.13%, 12/15/26	1,600	1,653
Liberty Mutual Group, Inc.,
4.85%, 8/1/44 (c)	150	154
Lloyds Banking Group PLC,
3.57%, 11/7/28	250	240
3.75%, 1/11/27	450	443
4.55%, 8/16/28	1,100	1,140
Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)	490	522
Marsh & McLennan Cos., Inc.,
3.88%, 3/15/24	800	830
MassMutual Global Funding II,
3.40%, 3/8/26 (c)	1,040	1,058
MetLife, Inc.,
5.70%, 6/15/35	175	211
Mizuho Financial Group, Inc.,
2.63%, 4/12/21 (c)	600	597
MPT Operating Partnership LP/ MPT Finance Corp.,
5.00%, 10/15/27	300	306
Nationwide Building Society,
4.30%, 3/8/29 (c)(e)	600	609
4.36%, 8/1/24 (c)	500	508
New York Life Global Funding,
1.70%, 9/14/21 (c)	600	586

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Prologis LP,
3.88%, 9/15/28	$600	$634
Realty Income Corp.,
3.25%, 10/15/22	400	407
3.65%, 1/15/28	650	661
REC Ltd.,
5.25%, 11/13/23 (c)	875	922
Royal Bank of Scotland Group PLC,
3.88%, 9/12/23	875	879
Santander UK Group Holdings PLC,
3.57%, 1/10/23	1,125	1,123
Skandinaviska Enskilda Banken AB,
2.63%, 11/17/20 (c)	500	499
Standard Chartered PLC,
3.05%, 1/15/21 (c)	325	324
Synchrony Financial,
3.95%, 12/1/27	400	377
Syngenta Finance N.V.,
4.89%, 4/24/25 (c)	975	994
TD Ameritrade Holding Corp.,
3.63%, 4/1/25	500	514
Travelers Cos., Inc. (The),
3.75%, 5/15/46	275	270
UBS Group Funding Switzerland AG,
2.95%, 9/24/20 (c)	525	525
UniCredit SpA,
6.57%, 1/14/22 (c)(e)	575	602
UnitedHealth Group, Inc.,
2.88%, 3/15/23	1,025	1,031
3.75%, 7/15/25	475	496
WEA Finance LLC/Westfield UK & Europe Finance PLC,
3.25%, 10/5/20 (c)	450	453
		58,718
Industrials (16.2%)
Air Liquide Finance SA,
1.75%, 9/27/21 (c)	450	439
Akamai Technologies, Inc.,
0.13%, 5/1/25 (c)	562	562
Altria Group, Inc.,
5.95%, 2/14/49	725	779
Amazon.com, Inc.,
2.80%, 8/22/24	1,625	1,629
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
5.20%, 12/1/47	475	477
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.90%, 2/1/46 (c)	925	930
Apple, Inc.,
2.45%, 8/4/26	400	387
3.85%, 8/4/46	50	51
4.45%, 5/6/44	750	827
	Face Amount (000)	Value (000)
AT&T, Inc.,
4.25%, 3/1/27	$1,250	$1,286
4.50%, 3/9/48	625	587
4.90%, 8/15/37	300	304
5.15%, 2/15/50	400	409
Baidu, Inc.,
2.75%, 6/9/19	650	650
Becton Dickinson and Co.,
2.89%, 6/6/22	600	597
Booking Holdings, Inc.,
0.90%, 9/15/21 (e)	275	304
Charter Communications Operating LLC/ Charter Communications Operating Capital,
4.20%, 3/15/28	750	745
4.91%, 7/23/25	300	317
6.48%, 10/23/45	725	814
CNH Industrial Capital LLC,
4.38%, 11/6/20 (e)	625	638
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	540	535
Coca-Cola Co. (The),
3.20%, 11/1/23	375	385
Columbia Pipeline Group, Inc.,
4.50%, 6/1/25	875	914
Comcast Corp.,
4.05%, 11/1/52	325	317
4.15%, 10/15/28	1,050	1,106
Conagra Brands, Inc.,
4.85%, 11/1/28 (e)	825	867
5.40%, 11/1/48	600	604
Concho Resources, Inc.,
4.85%, 8/15/48	575	603
Constellation Brands, Inc.,
3.50%, 5/9/27	425	415
4.40%, 11/15/25	850	893
CVS Health Corp.,
4.30%, 3/25/28	900	913
Daimler Finance North America LLC,
2.25%, 7/31/19 (c)	700	699
Dell International LLC/EMC Corp.,
6.02%, 6/15/26 (c)	975	1,050
Delta Air Lines, Inc.,
2.88%, 3/13/20	475	474
Series AA
3.20%, 10/25/25	600	610
Dollar Tree, Inc.,
3.70%, 5/15/23	450	457
4.20%, 5/15/28	350	349
Dow Chemical Co. (The),
5.55%, 11/30/48 (c)	700	782
Eldorado Gold Corp.,
6.13%, 12/15/20 (c)	305	299

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Industrials (cont'd)
Energy Transfer Operating L.P.,
5.15%, 3/15/45		$450	$433
5.30%, 4/15/47		250	247
Express Scripts Holding Co.,
4.50%, 2/25/26		500	524
Exxon Mobil Corp.,
4.11%, 3/1/46		775	840
Ferguson Finance PLC,
4.50%, 10/24/28 (c)		1,000	1,007
Fiserv, Inc.,
4.20%, 10/1/28		575	593
Ford Motor Credit Co., LLC,
3.20%, 1/15/21		400	394
Fortune Brands Home & Security, Inc.,
4.00%, 9/21/23		675	694
Fox Corp.,
5.58%, 1/25/49 (c)		700	789
General Motors Co.,
6.60%, 4/1/36		200	209
Glencore Funding LLC,
4.13%, 3/12/24 (c)		1,050	1,061
Goldcorp, Inc.,
3.70%, 3/15/23		293	298
Heathrow Funding Ltd.,
4.88%, 7/15/23 (c)		525	543
Hilcorp Energy I LP/Hilcorp Finance Co.,
6.25%, 11/1/28 (c)		650	655
International Paper Co.,
4.35%, 8/15/48		450	420
J Sainsbury PLC,
Series SBRY
1.25%, 11/21/19	GBP	300	393
Lowe's Cos., Inc.,
2.50%, 4/15/26		$775	732
Macy's Retail Holdings, Inc.,
2.88%, 2/15/23 (e)		610	591
Medtronic, Inc.,
4.63%, 3/15/45		57	65
Microsoft Corp.,
3.13%, 11/3/25		325	333
4.45%, 11/3/45		750	851
MPLX LP,
4.88%, 6/1/25		150	160
Newcastle Coal Infrastructure Group Pty Ltd.,
4.40%, 9/29/27 (c)		825	768
Newell Brands, Inc.,
4.20%, 4/1/26		1,095	1,046
NOVA Chemicals Corp.,
5.25%, 8/1/23 (c)		463	467
Novartis Capital Corp.,
4.40%, 5/6/44		375	414
	Face Amount (000)		Value (000)
Nuance Communications, Inc.,
1.00%, 12/15/35		$425	$399
Nucor Corp.,
3.95%, 5/1/28		550	571
Nvent Finance Sarl,
3.95%, 4/15/23		775	773
NXP Semiconductors N.V.,
1.00%, 12/1/19		475	488
Oracle Corp.,
2.95%, 5/15/25		1,906	1,905
Palo Alto Networks, Inc.,
0.75%, 7/1/23 (c)		515	573
PepsiCo, Inc.,
3.60%, 3/1/24		625	653
Rockies Express Pipeline LLC,
6.88%, 4/15/40 (c)		600	647
Shell International Finance BV,
3.25%, 5/11/25		400	408
Siemens Financieringsmaatschappij N.V.,
2.35%, 10/15/26 (c)		800	757
Sika AG,
0.15%, 6/5/25	CHF	540	567
Southern Copper Corp.,
5.25%, 11/8/42		$600	626
Splunk, Inc.,
0.50%, 9/15/23 (c)		495	536
Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC,
3.36%, 3/20/23 (c)		2,117	2,122
Starbucks Corp.,
3.80%, 8/15/25		825	851
STMicroelectronics N.V.,
Series B
0.25%, 7/3/24		600	621
Takeda Pharmaceutical Co. Ltd.,
5.00%, 11/26/28 (c)		1,100	1,193
Telefonica Emisiones SA,
4.10%, 3/8/27		850	863
Teva Pharmaceutical Finance Netherlands III BV,
2.80%, 7/21/23		75	67
6.75%, 3/1/28		425	429
Total Capital International SA,
2.88%, 2/17/22		500	504
Transurban Finance Co., Pty Ltd.,
3.38%, 3/22/27 (c)		550	526
Trimble, Inc.,
4.15%, 6/15/23		1,150	1,171
United Airlines Pass-Through Trust,
Series A
4.00%, 10/11/27		544	555
Verint Systems, Inc.,
1.50%, 6/1/21		325	360

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Verizon Communications, Inc.,
3.88%, 2/8/29	$375	$384
4.67%, 3/15/55	375	383
Vodafone Group PLC,
4.38%, 5/30/28	750	763
Volkswagen Group of America Finance LLC,
2.40%, 5/22/20 (c)	800	794
4.75%, 11/13/28 (c)	1,025	1,032
Walmart, Inc.,
3.63%, 12/15/47	200	198
3.70%, 6/26/28	250	264
Warner Media LLC,
3.80%, 2/15/27	400	399
Weibo Corp.,
1.25%, 11/15/22 (c)	585	543
Woodside Finance Ltd.,
3.70%, 9/15/26 (c)	1,650	1,621
Zillow Group, Inc.,
2.00%, 12/1/21	425	436
		64,513
Utilities (2.0%)
Calpine Corp.,
5.25%, 6/1/26 (c)	375	375
Duke Energy Carolinas LLC,
3.75%, 6/1/45	650	645
Electricite de France SA,
4.50%, 9/21/28 (c)	500	517
Enel Finance International N.V.,
3.63%, 5/25/27 (c)	350	335
4.25%, 9/14/23 (c)	575	588
Entergy Louisiana LLC,
3.05%, 6/1/31	525	502
ITC Holdings Corp.,
3.35%, 11/15/27	775	767
Korea Hydro & Nuclear Power Co., Ltd.,
3.75%, 7/25/23 (c)	1,380	1,425
Mississippi Power Co.,
3.95%, 3/30/28	825	835
Oglethorpe Power Corp.,
5.05%, 10/1/48 (c)	775	855
Southern Power Co.,
Series D
1.95%, 12/15/19	550	546
Trans-Allegheny Interstate Line Co.,
3.85%, 6/1/25 (c)	775	793
		8,183
		134,032
Mortgages — Other (12.4%)
Adjustable Rate Mortgage Trust,
4.64%, 6/25/35 (b)	330	328
	Face Amount (000)		Value (000)
Alternative Loan Trust,
1 Month USD LIBOR + 0.18%, 2.67%, 5/25/47 (b)		$137	$134
Banc of America Alternative Loan Trust,
1 Month USD LIBOR + 0.65%, 3.14%, 7/25/46 (b)		203	151
5.86%, 10/25/36		560	312
6.00%, 4/25/36		42	42
Banc of America Funding Trust,
5.25%, 7/25/37		218	208
Cascade Funding Mortgage Trust,
4.00%, 10/25/68		708	652
ChaseFlex Trust,
6.00%, 2/25/37		782	548
E-MAC NL BV,
3 Month EURIBOR + 0.18%, 1.95%, 7/25/36 (b)	EUR	596	632
Eurosail BV,
3 Month EURIBOR + 1.80%, 1.49%, 10/17/40 (b)		700	765
Eurosail PLC,
3 Month GBP LIBOR + 0.95%, 1.79%, 6/13/45 (b)	GBP	777	986
Eurosail PLC,
3 Month GBP LIBOR + 0.95%, 1.79%, 6/13/45 (b)		576	744
Farringdon Mortgages No. 2 PLC,
3 Month GBP LIBOR + 1.50%, 2.43%, 7/15/47 (b)		225	292
Federal Home Loan Mortgage Corporation,
3.00%, 7/25/46 - 5/25/47		$3,594	3,529
3.50%, 5/25/45 - 5/25/47		2,661	2,677
3.88%, 5/25/45 (b)(c)		152	148
4.00%, 5/25/45		96	98
1 Month USD LIBOR + 2.35%, 4.84%, 4/25/30 (b)		1,300	1,320
1 Month USD LIBOR + 3.30%, 5.79%, 10/25/27 (b)		400	439
1 Month USD LIBOR + 5.15%, 7.64%, 10/25/29 (b)		300	340
Grifonas Finance PLC,
6 Month EURIBOR + 0.28%, 0.05%, 8/28/39 (b)	EUR	402	413
HarborView Mortgage Loan Trust,
1 Month USD LIBOR + 0.19%, 2.67%, 1/19/38 (b)		$513	492
IM Pastor 3 FTH,
3 Month EURIBOR + 0.14%, 0.00%, 3/22/43 (b)	EUR	405	406
JP Morgan Mortgage Trust,
4.31%, 6/25/37 (b)		$148	137
6.00%, 6/25/37		132	135
Landmark Mortgage Securities No. 1 PLC,
3 Month EURIBOR + 0.60%, 0.29%, 6/17/38 (b)	EUR	781	819

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Mortgages — Other (cont'd)
Lehman Mortgage Trust,
5.50%, 11/25/35		$132	$124
6.50%, 9/25/37		762	451
LHOME Mortgage Trust,
4.58%, 10/25/23 (c)		1,000	1,003
New Residential Mortgage Loan Trust 2019-1,
4.00%, 9/25/57 (b)(c)		990	1,004
NRPL Trust,
4.25%, 7/25/67 (b)(c)		1,172	1,175
Paragon Mortgages No. 13 PLC,
3 Month GBP LIBOR + 0.40%, 1.33%, 1/15/39 (b)	GBP	300	359
Paragon Mortgages No. 15 PLC,
3 Month EURIBOR + 0.54%, 0.23%,
12/15/39 (b)	EUR	800	781
Preston Ridge Partners Mortgage,
4.50%, 1/25/24 (c)		$1,226	1,238
RALI Trust,
5.50%, 12/25/34		532	531
6.00%, 11/25/36		217	195
RMAC PLC,
3 Month GBP LIBOR + 1.30%, 2.15%, 6/12/46 (b)	GBP	500	630
Rochester Financing No 2 PLC,
3 Month GBP LIBOR + 2.75%, 3.60%, 6/18/45 (b)		750	986
Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/56 - 3/25/58		$7,168	7,040
3.50%, 6/25/57 - 3/25/58		4,948	4,972
4.00%, 7/25/56 (b)		450	455
4.00%, 8/25/56 (b)(c)		600	561
4.50%, 6/25/57		2,743	2,844
4.75%, 7/25/56 - 6/25/57 (b)(c)		1,408	1,381
Seasoned Credit Risk Transfer Trust Series,
3.00%, 7/25/58		1,892	1,826
3.50%, 7/25/58		1,890	1,877
Structured Asset Securities Corp. Reverse Mortgage Loan Trust,
1 Month USD LIBOR + 1.85%, 4.34%, 5/25/47 (b)(c)		1,393	1,210
TDA 27 FTA,
3 Month EURIBOR + 0.19%, 0.00%, 12/28/50 (b)	EUR	1,000	958
VCAT Asset Securitization, LLC,
4.36%, 2/25/49		$1,141	1,147
			49,495
Municipal Bonds (0.6%)
Chicago O'Hare International Airport, IL, O'Hare International Airport Revenue
6.40%, 1/1/40		255	339
City of New York, NY,
Series G-1
5.97%, 3/1/36		270	342
	Face Amount (000)		Value (000)
Illinois State Toll Highway Authority, IL, Highway Revenue, Build America Bonds
6.18%, 1/1/34		$477	$612
Municipal Electric Authority of Georgia, GA,
6.64%, 4/1/57		281	306
6.66%, 4/1/57		317	372
New York City Transitional Finance Authority Future Tax Secured Revenue, NY,
Transitional Finance Authority Future Tax Secured Revenue
5.27%, 5/1/27		320	362
			2,333
Sovereign (6.3%)
Australia Government Bond,
2.75%, 11/21/27 - 11/21/28	AUD	3,063	2,359
Cyprus Government International Bond,
2.75%, 6/27/24	EUR	150	186
3.75%, 7/26/23		150	192
Eskom Holdings SOC Ltd.,
7.13%, 2/11/25		$700	694
Export-Import Bank of India,
3.88%, 2/1/28 (c)		1,786	1,769
Hellenic Republic Government Bond,
3.38%, 2/15/25 (c)	EUR	2,075	2,377
3.45%, 4/2/24 (c)		1,245	1,453
Hungary Government Bond,
3.00%, 10/27/27	HUF	199,700	729
5.50%, 6/24/25		74,200	312
Indonesia Treasury Bond,
6.13%, 5/15/28	IDR	12,919,000	824
8.25%, 5/15/29		13,520,000	994
KazMunayGas National Co., JSC,
6.38%, 10/24/48 (c)		$750	822
Mexican Bonos,
8.50%, 5/31/29	MXN	26,000	1,378
Series M
7.50%, 6/3/27		31,000	1,548
Mexico Government International Bond,
3.60%, 1/30/25		$704	705
Nigeria Government International Bond,
9.25%, 1/21/49 (c)		245	272
Pertamina Persero PT,
6.50%, 11/7/48 (c)		900	1,050
Perusahaan Listrik Negara PT,
6.15%, 5/21/48 (c)		460	513
Petroleos Mexicanos,
6.38%, 1/23/45		590	523
6.50%, 1/23/29		525	521
Qatar Government International Bond,
5.10%, 4/23/48 (c)		730	801
Republic of Poland Government Bond,
2.50%, 7/25/27	PLN	8,900	2,291

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Sovereign (cont'd)
Saudi Government International Bond,
5.25%, 1/16/50 (c)		$675	$721
Spain Government Bond,
2.90%, 10/31/46 (c)	EUR	774	1,000
Ukraine Government International Bond,
7.75%, 9/1/26		$515	485
9.75%, 11/1/28 (c)		765	790
			25,309
U.S. Agency Security (0.6%)
Federal Home Loan Bank,
3.25%, 11/16/28		2,055	2,165
U.S. Treasury Securities (10.6%)
U.S. Treasury Bond,
3.13%, 8/15/44		10,800	11,450
3.63%, 2/15/44		15,000	17,259
U.S. Treasury Notes,
1.75%, 9/30/19		4,100	4,086
2.75%, 8/31/23		9,500	9,705
			42,500
Total Fixed Income Securities (Cost $390,219)			394,879
	Shares
Short-Term Investments (10.6%)
Securities held as Collateral on Loaned Securities (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $2,786)		2,786,375	2,786
Investment Company (9.5%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $37,853)		37,853,100	37,853
	Face Amount (000)
U.S. Treasury Security (0.4%)
U.S. Treasury Bill
2.49%, 8/22/19 (f) (Cost $1,657)		$1,673	1,657
Total Short-Term Investments (Cost $42,296)			42,296
Total Investments (109.5%) (Cost $432,515) Including $2,886 of Securities Loaned (g)(h)			437,175
Liabilities in Excess of Other Assets (–9.5%)			(37,790)
Net Assets (100.0%)			$399,385

(a)  Security is subject to delayed delivery.

(b)  Floating or Variable rate securities: The rates disclosed are as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  When-issued security.

(e)  All or a portion of this security was on loan at March 31, 2019.

(f)  Rate shown is the yield to maturity at March 31, 2019.

(g)  Securities are available for collateral in connection with purchase of when-issued security, securities purchased on a forward commitment basis, open foreign currency forward exchange contracts and futures contracts.

(h)  At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $9,982,000 and the aggregate gross unrealized depreciation is approximately $4,947,000, resulting in net unrealized appreciation of approximately $5,035,000.

EURIBOR  Euro Interbank Offered Rate.

IO  Interest Only.

LIBOR  London Interbank Offered Rate.

MTN  Medium Term Note.

PAC  Planned Amortization Class.

REMIC  Real Estate Mortgage Investment Conduit.

STRIPS  Separate Trading of Registered Interest and Principal of Securities.

TBA  To Be Announced.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2019:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	EUR	7		$7	4/2/19	$—	@
Barclays Bank PLC		$7	EUR	7	6/28/19	(—	@)
Bank of America NA	EUR	6,584		$7,505	6/28/19	64
Bank of America NA	HUF	298,276		$1,072	6/28/19	24
Bank of America NA	PLN	5,352		$1,416	6/28/19	18
Bank of America NA	SEK	53		$6	6/28/19	—	@
Bank of America NA		$14	CAD	19	6/28/19	—	@
Bank of America NA		$18	NOK	155	6/28/19	(—	@)
BNP Paribas SA		$908	BRL	3,553	6/28/19	(6)
BNP Paribas SA		$906	ZAR	13,098	6/28/19	(8)
Citibank NA	MXN	56,049		$2,899	6/28/19	51
Goldman Sachs International	AUD	3,336		$2,375	6/28/19	2
Goldman Sachs International	CAD	1,169	MXN	16,885	6/28/19	10
Goldman Sachs International	CHF	556		$565	6/28/19	2
Goldman Sachs International	GBP	3,895		$5,163	6/28/19	67
Goldman Sachs International		$887	MXN	16,885	6/28/19	(29)
JPMorgan Chase Bank NA	CAD	1,953		$1,458	6/28/19	(7)
JPMorgan Chase Bank NA	EUR	900		$1,025	6/28/19	8
JPMorgan Chase Bank NA	EUR	2,122		$2,406	6/28/19	8
JPMorgan Chase Bank NA	IDR	12,888,887		$894	6/28/19	(1)
						$203

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2019:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
Australian 10 yr. Bond	21	Jun-19	$2,100	$2,066	$47
U.S. Treasury 2 yr. Note	207	Jun-19	41,400	44,110	175
U.S. Treasury 30 yr. Bond	5	Jun-19	500	748	(— @)
U.S. Treasury 5 yr. Note	91	Jun-19	9,100	10,540	69
U.S. Treasury Ultra Bond	9	Jun-19	900	1,512	5
Short:
German Euro OAT	12	Jun-19	(1,200)	(2,190)	(8)
U.S. Treasury 10 yr. Ultra Long Bond	53	Jun-19	(5,300)	(7,037)	(70)
U.S. Treasury 10 yr. Note	18	Jun-19	(1,800)	(2,236)	(2)
UK Long Gilt Bond	13	Jun-19	(1,300)	(2,190)	(44)
					$172

@  —  Value is less than $500.

OAT  —  Obligations Assimilables du Trésor (French Treasury Obligation).

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

EUR  —  Euro

GBP  —  British Pound

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

MXN  —  Mexican Peso

NOK  —  Norwegian Krone

PLN  —  Polish Zloty

SEK  —  Swedish Krona

USD  —  United States Dollar

ZAR  —  South African Rand

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	15.7%
Industrials	14.9
Finance	13.5
Asset-Backed Securities	12.5
Mortgages — Other	11.4
U.S. Treasury Securities	9.8
Short-Term Investments	9.1
Other**	7.3
Sovereign	5.8
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2019.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open long/short futures contracts with a value of approximately $72,629,000 and net unrealized appreciation of approximately $172,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $203,000.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities	March 31, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $391,876)	$396,536
Investment in Security of Affiliated Issuer, at Value (Cost $40,639)	40,639
Total Investments in Securities, at Value (Cost $432,515)	437,175
Foreign Currency, at Value (Cost —@)	—	@
Cash	39
Receivable for Investments Sold	3,502
Interest Receivable	2,373
Receivable for Fund Shares Sold	1,136
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	254
Receivable for Variation Margin on Futures Contracts	205
Receivable from Affiliate	73
Receivable from Securities Lending Income	7
Other Assets	130
Total Assets	444,894
Liabilities:
Payable for Investments Purchased	41,863
Collateral on Securities Loaned, at Value	2,786
Due to Broker	270
Payable for Fund Shares Redeemed	155
Payable for Advisory Fees	118
Payable for Professional Fees	64
Deferred Capital Gain Country Tax	54
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	51
Payable for Sub Transfer Agency Fees — Class I	27
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	1
Payable for Administration Fees	26
Payable for Shareholder Services Fees — Class A	16
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	7
Payable for Custodian Fees	19
Payable for Transfer Agency Fees — Class I	2
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Trustees' Fees and Expenses	—	@
Other Liabilities	47
Total Liabilities	45,509
Net Assets	$399,385
Net Assets Consist Of:
Paid-in-Capital	$392,985
Total Distributable Earnings	6,400
Net Assets	$399,385

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2019 (000)
CLASS I:
Net Assets	$312,396
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	28,020,864
Net Asset Value, Offering and Redemption Price Per Share	$11.15
CLASS A:
Net Assets	$77,925
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	6,982,192
Net Asset Value, Redemption Price Per Share	$11.16
Maximum Sales Load	4.25%
Maximum Sales Charge	$0.50
Maximum Offering Price Per Share	$11.66
CLASS L:
Net Assets	$689
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	61,709
Net Asset Value, Offering and Redemption Price Per Share	$11.17
CLASS C:
Net Assets	$8,365
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	755,156
Net Asset Value, Offering and Redemption Price Per Share	$11.08
CLASS IS:
Net Assets	$10
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	922
Net Asset Value, Offering and Redemption Price Per Share	$11.14
(1) Including: Securities on Loan, at Value:	$2,886

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Operations	Six Months Ended March 31, 2019 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $10 of Foreign Taxes Withheld)	$6,429
Dividends from Security of Affiliated Issuer (Note G)	382
Income from Securities Loaned — Net	15
Total Investment Income	6,826
Expenses:
Advisory Fees (Note B)	671
Sub Transfer Agency Fees — Class I	129
Sub Transfer Agency Fees — Class A	37
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	2
Administration Fees (Note C)	143
Shareholder Services Fees — Class A (Note D)	84
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	37
Professional Fees	70
Registration Fees	38
Pricing Fees	34
Custodian Fees (Note F)	32
Shareholder Reporting Fees	21
Transfer Agency Fees — Class I (Note E)	3
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class IS (Note E)	1
Trustees' Fees and Expenses	6
Other Expenses	19
Total Expenses	1,333
Waiver of Advisory Fees (Note B)	(370)
Reimbursement of Class Specific Expenses — Class I (Note B)	(61)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(28)
Net Expenses	872
Net Investment Income	5,954
Realized Gain (Loss):
Investments Sold	(1,089)
Foreign Currency Forward Exchange Contracts	611
Foreign Currency Translation	(36)
Futures Contracts	(479)
Swap Agreements	(544)
Net Realized Loss	(1,537)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $51)	11,724
Foreign Currency Forward Exchange Contracts	(335)
Foreign Currency Translation	(2)
Futures Contracts	778
Swap Agreements	(308)
Net Change in Unrealized Appreciation (Depreciation)	11,857
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	10,320
Net Increase in Net Assets Resulting from Operations	$16,274

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Core Plus Fixed Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2019 (unaudited) (000)	Year Ended September 30, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$5,954	$10,055
Net Realized Loss	(1,537)	(1,393)
Net Change in Unrealized Appreciation (Depreciation)	11,857	(9,909)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,274	(1,247)
Dividends and Distributions to Shareholders:
Class I	(4,268)	(7,059)
Class A	(939)	(1,283)
Class L	(6)	(16)
Class C	(73)	(98)
Class IS	(— @)	(— @)
Total Dividends and Distributions to Shareholders	(5,286)	(8,456)
Capital Share Transactions:(1)
Class I:
Subscribed	87,405	120,839
Distributions Reinvested	4,165	6,889
Redeemed	(45,528)	(128,252)
Class A:
Subscribed	28,123	48,894
Distributions Reinvested	939	1,283
Redeemed	(18,770)	(43,739)
Class L:
Exchanged	253	99
Distributions Reinvested	5	16
Redeemed	(54)	(762)
Class C:
Subscribed	2,445	3,834
Distributions Reinvested	71	95
Redeemed	(1,256)	(1,764)
Class IS:
Subscribed	—	10 (a)
Net Increase in Net Assets Resulting from Capital Share Transactions	57,798	7,442
Total Increase (Decrease) in Net Assets	68,786	(2,261)
Net Assets:
Beginning of Period	330,599	332,860
End of Period	$399,385	$330,599
(1) Capital Share Transactions:
Class I:
Shares Subscribed	8,091	11,043
Shares Issued on Distributions Reinvested	389	628
Shares Redeemed	(4,220)	(11,727)
Net Increase (Decrease) in Class I Shares Outstanding	4,260	(56)
Class A:
Shares Subscribed	2,586	4,469
Shares Issued on Distributions Reinvested	88	117
Shares Redeemed	(1,740)	(3,982)
Net Increase in Class A Shares Outstanding	934	604
Class L:
Shares Exchanged	24	10
Shares Issued on Distributions Reinvested	— @@	1
Shares Redeemed	(5)	(70)
Net Increase (Decrease) in Class L Shares Outstanding	19	(59)
Class C:
Shares Subscribed	227	351
Shares Issued on Distributions Reinvested	7	9
Shares Redeemed	(117)	(162)
Net Increase in Class C Shares Outstanding	117	198
Class IS:
Shares Subscribed	—	1 (a)

(a)  For the period June 15, 2018 through September 30, 2018.

@  Amount is less than $500.

@@  Amount is less than 500 shares.
The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Financial Highlights

Core Plus Fixed Income Portfolio

	Class I
	Six Months Ended March 31, 2019		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$10.84		$11.17		$11.22		$10.18		$10.36		$9.91
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.18		0.34		0.32		0.34		0.33		0.31
Net Realized and Unrealized Gain (Loss)	0.30		(0.38)		(0.02)		1.11		(0.20)		0.45
Total from Investment Operations	0.48		(0.04)		0.30		1.45		0.13		0.76
Distributions from and/or in Excess of:
Net Investment Income	(0.17)		(0.29)		(0.35)		(0.41)		(0.31)		(0.31)
Net Asset Value, End of Period	$11.15		$10.84		$11.17		$11.22		$10.18		$10.36
Total Return(3)	4.50	%(9)	(0.36)%		2.79	%(4)	14.80	%(5)	1.15%		7.82%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$312,396		$257,605		$265,958		$193,976		$197,057		$192,868
Ratio of Expenses Before Expense Limitation	0.67	%(10)	0.70%		0.73%		0.74%		0.73%		0.81%
Ratio of Expenses After Expense Limitation	0.40	%(6)(10)	0.40	%(6)	0.40	%(6)	0.43	%(6)(7)	0.51	%(6)(8)	0.61	%(6)
Ratio of Net Investment Income	3.42	%(6)(10)	3.09	%(6)	2.94	%(6)	3.31	%(6)(7)	3.24	%(6)(8)	3.02	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(10)	0.02%		0.02%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	125	%(9)	248%		350%		262%		348%		296%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.46% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 2.33%.

(5)  Performance was positively impacted by approximately 7.72% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 7.08%.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.42% for Class I shares. Prior to January 4, 2016, the maximum ratio was 0.52% for Class I shares.

(8)  Effective October 6, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.52% for Class I shares. Prior to October 6, 2014, the maximum ratio was 0.62% for Class I shares.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Financial Highlights

Core Plus Fixed Income Portfolio

	Class A
	Six Months Ended March 31, 2019		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$10.85		$11.18		$11.23		$10.19		$10.37		$9.93
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.17		0.30		0.28		0.30		0.30		0.27
Net Realized and Unrealized Gain (Loss)	0.29		(0.38)		(0.02)		1.12		(0.21)		0.45
Total from Investment Operations	0.46		(0.08)		0.26		1.42		0.09		0.72
Distributions from and/or in Excess of:
Net Investment Income	(0.15)		(0.25)		(0.31)		(0.38)		(0.27)		(0.28)
Net Asset Value, End of Period	$11.16		$10.85		$11.18		$11.23		$10.19		$10.37
Total Return(3)	4.33	%(9)	(0.70)%		2.43	%(4)	14.31	%(5)	0.90%		7.35%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$77,925		$65,647		$60,874		$24,071		$3,553		$2,941
Ratio of Expenses Before Expense Limitation	0.94	%(10)	1.00%		1.02%		1.15%		1.07%		1.11%
Ratio of Expenses After Expense Limitation	0.72	%(6)(10)	0.75	%(6)	0.75	%(6)	0.76	%(6)(7)	0.86	%(6)(8)	0.96	%(6)
Ratio of Net Investment Income	3.09	%(6)(10)	2.73	%(6)	2.58	%(6)	2.82	%(6)(7)	2.87	%(6)(8)	2.67	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(10)	0.02%		0.02%		0.02%		0.01%		0.01%
Portfolio Turnover Rate	125	%(9)	248%		350%		262%		348%		296%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.46% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 1.97%.

(5)  Performance was positively impacted by approximately 7.76% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 6.55%.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.77% for Class A shares. Prior to January 4, 2016, the maximum ratio was 0.87% for Class A shares.

(8)  Effective October 6, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.87% for Class A shares. Prior to October 6, 2014, the maximum ratio was 0.97% for Class A shares.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Financial Highlights

Core Plus Fixed Income Portfolio

	Class L
	Six Months Ended March 31, 2019		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$10.86		$11.17		$11.23		$10.18		$10.37		$9.92
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.15		0.27		0.26		0.28		0.27		0.25
Net Realized and Unrealized Gain (Loss)	0.30		(0.37)		(0.03)		1.12		(0.21)		0.45
Total from Investment Operations	0.45		(0.10)		0.23		1.40		0.06		0.70
Distributions from and/or in Excess of:
Net Investment Income	(0.14)		(0.21)		(0.29)		(0.35)		(0.25)		(0.25)
Net Asset Value, End of Period	$11.17		$10.86		$11.17		$11.23		$10.18		$10.37
Total Return(3)	4.17	%(9)	(0.95)%		2.16	%(4)	14.10	%(5)	0.59%		7.19%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$689		$464		$1,138		$841		$333		$108
Ratio of Expenses Before Expense Limitation	1.47	%(10)	1.41%		1.35%		1.82%		1.76%		3.10%
Ratio of Expenses After Expense Limitation	1.00	%(6)(10)	1.00	%(6)	1.00	%(6)	1.03	%(6)(7)	1.11	%(6)(8)	1.21	%(6)
Ratio of Net Investment Income	2.82	%(6)(10)	2.46	%(6)	2.37	%(6)	2.65	%(6)(7)	2.65	%(6)(8)	2.42	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(10)	0.02%		0.02%		0.01%		0.02%		0.01%
Portfolio Turnover Rate	125	%(9)	248%		350%		262%		348%		296%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.46% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 1.70%.

(5)  Performance was positively impacted by approximately 7.76% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 6.34%.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.02% for Class L shares. Prior to January 4, 2016, the maximum ratio was 1.12% for Class L shares.

(8)  Effective October 6, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.12% for Class L shares. Prior to October 6, 2014, the maximum ratio was 1.22% for Class L shares.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Financial Highlights

Core Plus Fixed Income Portfolio

	Class C
	Six Months Ended March 31, 2019		Year Ended September 30,						Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		September 30, 2015
Net Asset Value, Beginning of Period	$10.77		$11.10		$11.17		$10.16		$10.44
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.13		0.22		0.20		0.22		0.10
Net Realized and Unrealized Gain (Loss)	0.29		(0.37)		(0.03)		1.12		(0.31)
Total from Investment Operations	0.42		(0.15)		0.17		1.34		(0.21)
Distributions from and/or in Excess of:
Net Investment Income	(0.11)		(0.18)		(0.24)		(0.33)		(0.07)
Net Asset Value, End of Period	$11.08		$10.77		$11.10		$11.17		$10.16
Total Return(4)	3.96	%(9)	(1.39)%		1.57	%(5)	13.52	%(6)	(2.02	)%(9)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$8,365		$6,873		$4,890		$3,528		$49
Ratio of Expenses Before Expense Limitation	1.68	%(10)	1.73%		1.74%		2.00%		14.06	%(10)
Ratio of Expenses After Expense Limitation	1.46	%(7)(10)	1.50	%(7)	1.50	%(7)	1.51	%(7)(8)	1.61	%(7)(10)
Ratio of Net Investment Income	2.37	%(7)(10)	2.01	%(7)	1.86	%(7)	2.04	%(7)(8)	2.23	%(7)(10)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(10)	0.02%		0.02%		0.02%		0.01	%(10)
Portfolio Turnover Rate	125	%(9)	248%		350%		262%		348	%(9)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.46% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 1.11%.

(6)  Performance was positively impacted by approximately 7.75% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 5.77%.

(7)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.52% for Class C shares. Prior to January 4, 2016, the maximum ratio was 1.62% for Class C shares.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Financial Highlights

Core Plus Fixed Income Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended March 31, 2019 (unaudited)		Period from June 15, 2018(1) to September 30, 2018
Net Asset Value, Beginning of Period	$10.84		$10.85
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.19		0.10
Net Realized and Unrealized Gain (Loss)	0.28		(0.04)
Total from Investment Operations	0.47		0.06
Distributions from and/or in Excess of:
Net Investment Income	(0.17)		(0.07)
Net Asset Value, End of Period	$11.14		$10.84
Total Return(3)	4.43	%(5)	0.56	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$10
Ratio of Expenses Before Expense Limitation	16.36	%(6)	18.71	%(6)
Ratio of Expenses After Expense Limitation	0.35	%(4)(6)	0.35	%(4)(6)
Ratio of Net Investment Income	3.46	%(4)(6)	3.17	%(4)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(6)	0.02	%(6)
Portfolio Turnover Rate	125	%(5)	248	%(5)

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of ten separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Core Plus Fixed Income Portfolio. The Fund seeks above-average total return over a market cycle of three to five years. The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS.

The Fund has suspended offering Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (3) over-the-counter ("OTC") swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$150	$—	$150
Agency Fixed Rate Mortgages	—	68,074	—	68,074
Asset-Backed Securities	—	54,386	—	54,386
Collateralized Mortgage Obligations — Agency Collateral Series	—	2,325	—	2,325
Commercial Mortgage- Backed Securities	—	14,110	—	14,110
Corporate Bonds	—	134,032	—	134,032
Mortgages — Other	—	49,495	—	49,495
Municipal Bonds	—	2,333	—	2,333
Sovereign	—	25,309	—	25,309
U.S. Agency Security	—	2,165	—	2,165
U.S. Treasury Securities	—	42,500	—	42,500
Total Fixed Income Securities	—	394,879	—	394,879
Short-Term Investments
Investment Company	40,639	—	—	40,639
U.S. Treasury Security	—	1,657	—	1,657
Total Short-Term Investments	40,639	1,657	—	42,296
Foreign Currency Forward Exchange Contracts	—	254	—	254
Futures Contracts	296	—	—	296
Total Assets	40,935	396,790	—	437,725
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(51)	—	(51)
Futures Contracts	(124)	—	—	(124)
Total Liabilities	(124)	(51)		(175)
Total	$40,811	$396,739	$—	$437,550

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2019:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$254
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	296	(a)
Total			$550
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(51)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(124	)(a)
Total			$(175)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2019 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$611
Interest Rate Risk	Futures Contracts	(479)
Interest Rate Risk	Swap Agreements	(544)
Total		$(412)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(335)
Interest Rate Risk	Futures Contracts	778
Interest Rate Risk	Swap Agreements	(308)
Total		$135

At March 31, 2019, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$254	$(51)

(b) Excludes exchange-traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)		Collateral Received (000)(d)	Net Amount (not less than $0) (000)
Bank of America NA	$106		$	(— @)	$—	$106
Barclays Bank PLC	—	@		(— @)	—	0
Citibank NA	51			—	—	51
Goldman Sachs International	81			(29)	—	52
JPMorgan Chase Bank NA	16			(8)	(8)	0
Total	$254			$(37)	$(8)	$209

(d) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)		Collateral Pledged (000)	Net Amount (not less than $0) (000)
Bank of America NA	$—	@	$	(— @)	$—	$0
Barclays Bank PLC	—	@		(— @)	—	0
BNP Paribas SA	14			—	—	14
Goldman Sachs International	29			(29)	—	0
JPMorgan Chase Bank NA	8			(8)	—	0
Total	$51			$(37)	$—	$14

@ Value is less than $500.

For the six months ended March 31, 2019, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$27,887,000
Futures Contracts:
Average monthly notional value	$114,766,000
Swap Agreements:
Average monthly notional amount	$11,208,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$2,886	(e)	$—	$(2,886	)(f)(g)	$0

(e) Represents market value of loaned securities at period end.

(f) The Fund received cash collateral of approximately $2,786,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $157,000 in the form of U.S. Government agency securities and U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(g) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of March 31, 2019:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Corporate Bonds	$2,786	$—	$—	$—	$2,786
Total Borrowings	$2,786	$—	$—	$—	$2,786
Gross amount of recognized liabilities for securities lending transactions					$2,786

6.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

7.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 billion	Over $1 billion
0.375%	0.300%

For the six months ended March 31, 2019, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.15% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.42% for Class I shares, 0.77% for Class A shares, 1.02% for Class L shares, 1.52% for Class C shares and 0.37% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2019, approximately $370,000 of advisory fees were waived and approximately $63,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $91,920,000 and $66,832,000, respectively. For the six months ended March 31, 2019, purchases and sales of long-term U.S. Government securities were approximately $419,763,000 and $379,904,000, respectively.

32

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2019, advisory fees paid were reduced by approximately $28,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2019 is as follows:

Affiliated Investment Company	Value September 30, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$39,349	$107,401	$106,111	$382
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2019 (000)
Liquidity Funds	$—	$—	$40,639

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From: Ordinary Income (000)	2017 Distributions Paid From: Ordinary Income (000)
$8,456	$8,104

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments for swap transactions, paydown adjustments and an expired capital loss carryforward, resulted in the

33

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

following reclassifications among the components of net assets at September 30, 2018:

Total Distributable Earnings (Los) (000)	Paid-in- Capital (000)
$201,462	$(201,462)

At September 30, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$4,706	$—

At September 30, 2018, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $2,086,000 and $431,000, respectively, that do not have an expiration date.

During the year ended September 30, 2018, capital loss carryforwards of approximately $201,462,000 expired for federal income tax purposes.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 31, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 65.6%.

K. Accounting Pronouncement: In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the "ASU") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

34

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

35

Privacy Notice (unaudited) (cont'd)

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

36

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

37

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTCPFISAN
2514293 EXP 05.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Semi-Annual Report

March 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	10
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	18
Privacy Notice	27
Trustee and Officer Information	29

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Corporate Bond Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2019

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Expense Example (unaudited)

Corporate Bond Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/18	Actual Ending Account Value 3/31/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Corporate Bond Portfolio Class I	$1,000.00	$1,043.30	$1,021.44	$3.57	$3.53	0.70%
Corporate Bond Portfolio Class A	1,000.00	1,041.60	1,019.80	5.24	5.19	1.03
Corporate Bond Portfolio Class L	1,000.00	1,039.40	1,018.05	7.02	6.94	1.38
Corporate Bond Portfolio Class C	1,000.00	1,036.60	1,015.96	9.14	9.05	1.80

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Portfolio of Investments

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (97.5%)
Corporate Bonds (97.5%)
Communications (0.3%)
Bharti Airtel International Netherlands BV 5.35%, 5/20/24 (a)	$300	$311
Energy (0.6%)
Midwest Connector Capital Co. LLC
3.63%, 4/1/22 (a)	375	381
ONEOK, Inc.
4.35%, 3/15/29	325	331
		712
Finance (34.3%)
Air Lease Corp.
2.63%, 7/1/22	600	586
Alexandria Real Estate Equities, Inc.,
3.80%, 4/15/26	350	355
3.95%, 1/15/27	450	454
American Express Co.
4.20%, 11/6/25	550	582
American International Group, Inc.,
4.25%, 3/15/29	300	305
4.50%, 7/16/44	500	480
Bank of America Corp.,
4.24%, 4/24/38	800	819
MTN
4.25%, 10/22/26	475	488
7.75%, 5/14/38	550	765
BNP Paribas SA
4.40%, 8/14/28 (a)	850	875
BPCE SA
5.15%, 7/21/24 (a)	1,025	1,070
Brighthouse Financial, Inc.,
Series WI
3.70%, 6/22/27	725	658
Brookfield Finance, Inc.,
4.00%, 4/1/24	300	304
4.85%, 3/29/29	425	437
Capital One Financial Corp.,
3.30%, 10/30/24	1,100	1,090
3.75%, 3/9/27	125	123
Cigna Corp.
4.38%, 10/15/28 (a)	510	530
Cigna Holding Co.
3.88%, 10/15/47	300	267
Citigroup, Inc.,
3.89%, 1/10/28	1,800	1,829
4.45%, 9/29/27	1,025	1,054
Commerzbank AG
8.13%, 9/19/23 (a)	550	627
Compass Bank
3.50%, 6/11/21	975	983
Credit Agricole SA
4.13%, 1/10/27 (a)	250	256
	Face Amount (000)	Value (000)
Danske Bank A/S
5.00%, 1/12/22 (a)	$200	$205
Deutsche Bank AG,
3.15%, 1/22/21	625	616
3.95%, 2/27/23	100	99
Discover Bank
7.00%, 4/15/20	320	333
Discover Financial Services
3.95%, 11/6/24	1,150	1,172
Federal Realty Investment Trust
3.63%, 8/1/46	225	206
GE Capital International Funding Co., Unlimited Co.
4.42%, 11/15/35	936	867
Goldman Sachs Group, Inc. (The),
MTN
4.80%, 7/8/44	575	609
6.75%, 10/1/37	950	1,160
Great-West Lifeco, Inc.
4.58%, 5/17/48 (a)	225	241
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (a)	275	289
High Street Funding Trust I
4.11%, 2/15/28 (a)	850	864
HSBC Holdings PLC,
3.80%, 3/11/25	675	685
4.38%, 11/23/26	1,375	1,410
Humana, Inc.,
3.95%, 3/15/27	475	480
4.80%, 3/15/47	100	106
ING Groep N.V.
4.63%, 1/6/26 (a)	350	368
JPMorgan Chase & Co.
3.78%, 2/1/28	2,700	2,753
JPMorgan Chase Bank NA
0.00%, 12/30/20	200	221
Liberty Mutual Group, Inc.
4.85%, 8/1/44 (a)	175	179
Lincoln National Corp.
7.00%, 6/15/40	500	663
Lloyds Banking Group PLC,
3.57%, 11/7/28	900	865
4.38%, 3/22/28	200	205
Marsh & McLennan Cos., Inc.
3.88%, 3/15/24	500	519
Massachusetts Mutual Life Insurance Co.
4.50%, 4/15/65 (a)	250	247
MassMutual Global Funding II
3.40%, 3/8/26 (a)	300	305
MDC GMTN B.V.
4.50%, 11/7/28 (a)	200	214
Nationwide Building Society,
4.30%, 3/8/29 (a)(b)	475	482
4.36%, 8/1/24 (a)	500	508

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Power Finance Corp. Ltd.
6.15%, 12/6/28 (a)	$520	$579
Prologis LP
3.88%, 9/15/28	350	370
Realty Income Corp.
3.65%, 1/15/28	350	356
RenaissanceRe Holdings Ltd.
3.60%, 4/15/29	700	689
Royal Bank of Scotland Group PLC
3.88%, 9/12/23	1,075	1,080
Santander UK Group Holdings PLC
4.80%, 11/15/24	575	592
Santander UK PLC
5.00%, 11/7/23 (a)	1,050	1,078
SCOR SE,
5.25%, 3/13/29 (c)	400	343
Synchrony Financial
3.95%, 12/1/27	325	307
Syngenta Finance N.V.
4.89%, 4/24/25 (a)	950	968
TD Ameritrade Holding Corp.
3.30%, 4/1/27	325	327
Trust F/1401
5.25%, 12/15/24 (a)	575	592
UniCredit SpA
6.57%, 1/14/22 (a)(b)	500	523
Wells Fargo & Co.,
3.00%, 10/23/26	850	830
3.07%, 1/24/23	600	601
		41,043
Industrials (52.5%)
Akamai Technologies, Inc.
0.13%, 5/1/25 (a)	303	303
Alfa SAB de CV
5.25%, 3/25/24 (a)	400	420
Alimentation Couche-Tard, Inc.
3.55%, 7/26/27 (a)	375	366
Altria Group, Inc.
5.95%, 2/14/49	475	511
Amazon.com, Inc.,
2.80%, 8/22/24	375	376
4.25%, 8/22/57	425	458
American Airlines Pass-Through Trust,
3.20%, 12/15/29	225	220
4.00%, 1/15/27	376	383
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.20%, 12/1/47	100	101
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.90%, 2/1/46 (a)	1,125	1,132
	Face Amount (000)	Value (000)
Apple, Inc.,
3.85%, 5/4/43 - 8/4/46	$1,050	$1,064
APT Pipelines Ltd.
4.20%, 3/23/25 (a)	300	307
Ashtead Capital, Inc.,
4.13%, 8/15/25 (a)	525	518
5.25%, 8/1/26 (a)	200	206
AT&T, Inc.,
4.25%, 3/1/27	750	772
4.50%, 3/9/48	250	235
4.90%, 8/15/37	1,525	1,544
Aviation Capital Group LLC
4.38%, 1/30/24 (a)	475	484
Bayer US Finance II LLC
4.38%, 12/15/28 (a)	325	323
BG Energy Capital PLC
5.13%, 10/15/41 (a)	320	360
Booking Holdings, Inc.
0.90%, 9/15/21 (b)	225	249
Burlington Northern Santa Fe LLC,
4.40%, 3/15/42	75	81
4.55%, 9/1/44	435	478
Carlisle Cos., Inc.
3.50%, 12/1/24	400	400
Caterpillar Financial Services Corp.,
2.10%, 1/10/20	1,175	1,170
3.65%, 12/7/23	575	600
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.20%, 3/15/28	300	298
6.48%, 10/23/45	800	898
Chevron Corp.
2.10%, 5/16/21	1,175	1,167
Cimarex Energy Co.
3.90%, 5/15/27	475	474
Columbia Pipeline Group, Inc.
4.50%, 6/1/25	1,025	1,071
Comcast Corp.,
3.55%, 5/1/28	1,150	1,161
4.05%, 11/1/52	525	512
4.15%, 10/15/28	325	342
Conagra Brands, Inc.,
4.85%, 11/1/28 (b)	300	315
5.40%, 11/1/48	350	353
Concho Resources, Inc.,
3.75%, 10/1/27	275	273
4.85%, 8/15/48	250	262
ConocoPhillips Co.
4.95%, 3/15/26 (b)	200	223
Constellation Brands, Inc.,
3.50%, 5/9/27	175	171
4.40%, 11/15/25	400	420

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
CVS Health Corp.,
4.30%, 3/25/28	$1,475	$1,496
4.78%, 3/25/38	400	397
Dell International LLC/EMC Corp.
4.90%, 10/1/26 (a)	750	762
Delta Air Lines, Inc.,
Series AA
3.20%, 10/25/25	450	457
3.63%, 3/15/22	475	478
Dollar Tree, Inc.,
4.00%, 5/15/25	850	860
4.20%, 5/15/28	20	20
Dow Chemical Co. (The)
5.55%, 11/30/48 (a)	525	586
DP World PLC
5.63%, 9/25/48 (a)	300	313
Eldorado Gold Corp.
6.13%, 12/15/20 (a)	480	471
Embraer Netherlands Finance BV
5.40%, 2/1/27	330	357
EMD Finance LLC
3.25%, 3/19/25 (a)	300	295
Energy Transfer Operating LP
6.50%, 2/1/42	525	584
Enterprise Products Operating LLC
5.95%, 2/1/41	275	329
Express Scripts Holding Co.
4.80%, 7/15/46	125	127
Exxon Mobil Corp.
4.11%, 3/1/46	275	298
Ferguson Finance PLC
4.50%, 10/24/28 (a)	425	428
Finisar Corp.
0.50%, 12/15/36	241	237
Fiserv, Inc.
4.20%, 10/1/28	275	284
Fortune Brands Home & Security, Inc.
4.00%, 9/21/23	475	488
Fox Corp.
5.58%, 1/25/49 (a)	400	451
General Motors Co.,
6.60%, 4/1/36	325	341
6.75%, 4/1/46	150	157
Glencore Funding LLC,
3.88%, 10/27/27 (a)	300	288
4.13%, 3/12/24 (a)	325	329
Goldcorp, Inc.
5.45%, 6/9/44	225	247
Grupo Bimbo SAB de CV
3.88%, 6/27/24 (a)	400	409
	Face Amount (000)	Value (000)
Halliburton Co.
5.00%, 11/15/45	$150	$160
Harris Corp.
4.85%, 4/27/35	275	296
HCA, Inc.
4.50%, 2/15/27	340	350
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/1/28 (a)	225	227
Home Depot, Inc. (The),
4.50%, 12/6/48	125	139
4.88%, 2/15/44	75	86
5.88%, 12/16/36	159	200
Intel Corp.
3.30%, 10/1/21	1,125	1,147
International Paper Co.
4.35%, 8/15/48	300	280
John Deere Capital Corp.
3.45%, 3/7/29	550	566
Kinder Morgan Energy Partners LP
5.00%, 3/1/43	325	326
Lennar Corp.
4.75%, 11/29/27	300	301
Lowe's Cos., Inc.
2.50%, 4/15/26	575	543
Macy's Retail Holdings, Inc.
2.88%, 2/15/23 (b)	245	237
Marathon Petroleum Corp.
4.75%, 12/15/23 (a)	1,125	1,185
Mars, Inc.
3.20%, 4/1/30 (a)	300	300
Medtronic, Inc.
4.63%, 3/15/45	22	25
MGM Resorts International
5.50%, 4/15/27 (d)	100	101
Microsoft Corp.,
1.55%, 8/8/21	675	659
3.30%, 2/6/27	1,125	1,156
4.45%, 11/3/45	450	511
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 9/29/27 (a)	1,125	1,047
Newell Brands, Inc.,
3.85%, 4/1/23	75	74
4.20%, 4/1/26	625	597
NOVA Chemicals Corp.
5.25%, 8/1/23 (a)	615	620
Nuance Communications, Inc.
1.00%, 12/15/35	251	235
Nucor Corp.
3.95%, 5/1/28	350	363
Nvent Finance Sarl
3.95%, 4/15/23	1,075	1,073

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
NXP Semiconductors N.V.
1.00%, 12/1/19	$250	$257
Oracle Corp.,
3.80%, 11/15/37	825	827
4.50%, 7/8/44	150	162
Patterson-UTI Energy, Inc.
3.95%, 2/1/28	450	425
POSCO
4.00%, 8/1/23 (a)	225	232
Rockies Express Pipeline LLC
6.88%, 4/15/40 (a)	525	566
Sabine Pass Liquefaction LLC
4.20%, 3/15/28	525	529
Sands China Ltd.
5.40%, 8/8/28	800	840
Santos Finance Ltd.
4.13%, 9/14/27	950	898
Sigma Finance Netherlands BV
4.88%, 3/27/28 (a)	200	200
Smithfield Foods, Inc.
5.20%, 4/1/29 (a)(d)	550	553
Southern Copper Corp.
7.50%, 7/27/35	358	452
Sprint Capital Corp.
6.88%, 11/15/28 (b)	225	217
Sprint Spectrum Co., LLC/ Sprint Spectrum Co., II LLC/ Sprint Spectrum Co., III LLC
4.74%, 9/20/29 (a)	400	406
STMicroelectronics N.V.,
Series B
0.25%, 7/3/24	200	207
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	875	949
Target Corp.
3.38%, 4/15/29	375	380
Telefonica Europe BV
8.25%, 9/15/30	209	276
Tencent Holdings Ltd.
3.60%, 1/19/28 (a)	675	667
Teva Pharmaceutical Finance Netherlands III BV
6.75%, 3/1/28	275	278
Transportadora de Gas Internacional SA ESP
5.55%, 11/1/28 (a)(b)	200	217
Transurban Finance Co., Pty Ltd.
4.13%, 2/2/26 (a)	510	516
Trimble, Inc.
4.90%, 6/15/28	625	639
United Airlines Pass-Through Trust,
Class A
4.30%, 2/15/27	544	565
Verint Systems, Inc.
1.50%, 6/1/21	225	249
	Face Amount (000)	Value (000)
Verizon Communications, Inc.,
3.88%, 2/8/29	$375	$384
4.27%, 1/15/36	1,200	1,216
Volkswagen Group of America Finance LLC
4.75%, 11/13/28 (a)	375	378
Wabtec Corp.
4.95%, 9/15/28	625	635
Walmart, Inc.
3.70%, 6/26/28	625	659
Walt Disney Co. (The),
4.95%, 10/15/45 (a)	125	149
6.40%, 12/15/35 (a)	370	491
Westlake Chemical Corp.
4.38%, 11/15/47	250	222
Woodside Finance Ltd.,
3.70%, 9/15/26 (a)	850	835
4.50%, 3/4/29 (a)	350	359
WPP Finance 2010
3.75%, 9/19/24	350	345
Zillow Group, Inc.
2.00%, 12/1/21	325	333
		62,807
Utilities (9.8%)
Abu Dhabi National Energy Co., PJSC
4.38%, 6/22/26 (a)	625	643
Alabama Power Co.
3.75%, 3/1/45	425	412
Appalachian Power Co.
7.00%, 4/1/38	325	425
Black Hills Corp.,
3.15%, 1/15/27	375	358
4.35%, 5/1/33	75	77
Boston Gas Co.
4.49%, 2/15/42 (a)	125	131
Cleveland Electric Illuminating Co. (The)
4.55%, 11/15/30 (a)	250	263
DTE Electric Co.
3.95%, 3/1/49	450	461
Duke Energy Carolinas LLC
3.75%, 6/1/45	150	149
Duke Energy Corp.
2.65%, 9/1/26	600	572
Duke Energy Progress LLC
3.45%, 3/15/29	550	564
EDP Finance BV
3.63%, 7/15/24 (a)	975	969
Electricite de France SA
4.50%, 9/21/28 (a)	475	491
Emera US Finance LP
3.55%, 6/15/26	650	644
Enel Finance International N.V.,
4.88%, 6/14/29 (a)	575	600
6.00%, 10/7/39 (a)	200	221

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Utilities (cont'd)
Entergy Arkansas LLC
3.50%, 4/1/26	$458	$467
Entergy Louisiana LLC
3.05%, 6/1/31	75	72
ITC Holdings Corp.
3.35%, 11/15/27	525	520
Mid-Atlantic Interstate Transmission LLC
4.10%, 5/15/28 (a)	275	282
Mississippi Power Co.
3.95%, 3/30/28	575	582
Nevada Power Co.,
Series N
6.65%, 4/1/36	150	195
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/27	550	553
Oglethorpe Power Corp.
5.05%, 10/1/48 (a)	325	359
Southern California Edison Co.
4.00%, 4/1/47	250	233
Trans-Allegheny Interstate Line Co.
3.85%, 6/1/25 (a)	400	409
TransAlta Corp.
4.50%, 11/15/22	986	997
		11,649
Total Fixed Income Securities (Cost $113,933)		116,522
	Shares
Short-Term Investments (3.9%)
Securities held as Collateral on Loaned Securities (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $1,372)	1,372,453	1,372
	Shares	Value (000)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $1,511)	1,511,041	$1,511
	Face Amount (000)
U.S. Treasury Security (1.5%)
U.S. Treasury Bill
2.49%, 8/22/19 (e)(f) (Cost $1,847)	$1,865	1,847
Total Short-Term Investments (Cost $4,730)		4,730
Total Investments (101.4%) (Cost $118,663) Including $2,182 of Securities Loaned (g)(h)		121,252
Liabilities in Excess of Other Assets (–1.4%)		(1,705)
Net Assets (100.0%)		$119,547

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  All or a portion of this security was on loan at March 31, 2019.

(c)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2019.

(d)  When-issued security.

(e)  Rate shown is the yield to maturity at March 31, 2019.

(f)  All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreement.

(g)  Securities are available for collateral in connection with open futures contracts and swap agreement.

(h)  At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,693,000 and the aggregate gross unrealized depreciation is approximately $873,000, resulting in net unrealized appreciation of approximately $2,820,000.

MTN  Medium Term Note.

PJSC  Public Joint Stock Company.

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2019:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	109	Jun-19	21,800	$23,227	$90
U.S. Treasury 30 yr. Bond	18	Jun-19	1,800	2,694	87
U.S. Treasury 5 yr. Note	7	Jun-19	700	811	(— @)
U.S. Treasury Ultra Bond	33	Jun-19	3,300	5,544	221
Short:
U.S. Treasury 10 yr. Note	96	Jun-19	(9,600)	(11,925)	(105)
U.S. Treasury 10 yr. Ultra Long Bond	61	Jun-19	(6,100)	(8,100)	(87)
					$206

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

Interest Rate Swap Agreement:

The Fund had the following interest rate swap agreement open at March 31, 2019:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Pay	2.39%	Semi-Annual/ Quarterly	3/27/29	$6,710	$25	$—	$25

*  —  Cleared swap agreement, the broker is Morgan Stanley & Co., LLC

@  —  Value is less than $500

LIBOR  —  London Interbank Offered Rate.
Portfolio Composition**

Classification	Percentage of Total Investments
Industrials	52.4%
Finance	34.2
Utilities	9.7
Short-Term Investments	2.8
Other***	0.9
Total Investments	100.0	%****

**  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2019.

***  Industries and/or investment types representing less than 5% of total investments.

****  Does not include open long/short futures contracts with a value of approximately $52,301,000 and net unrealized appreciation of approximately $206,000. Does not include an open swap agreement with total unrealized appreciation of approximately $25,000.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Corporate Bond Portfolio

Statement of Assets and Liabilities	March 31, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $115,780)	$118,369
Investment in Security of Affiliated Issuer, at Value (Cost $2,883)	2,883
Total Investments in Securities, at Value (Cost $118,663)	121,252
Interest Receivable	1,183
Receivable for Fund Shares Sold	29
Receivable for Variation Margin on Swap Agreement	18
Receivable from Affiliate	4
Receivable from Securities Lending Income	1
Other Assets	184
Total Assets	122,671
Liabilities:
Collateral on Securities Loaned, at Value	1,372
Payable for Investments Purchased	1,337
Payable for Fund Shares Redeemed	129
Payable for Professional Fees	63
Payable for Transfer Agency Fees — Class I	48
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	1
Payable for Trustees' Fees and Expenses	44
Payable for Sub Transfer Agency Fees — Class I	21
Payable for Sub Transfer Agency Fees — Class A	2
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Advisory Fees	21
Deferred Capital Gain Country Tax	19
Payable for Custodian Fees	12
Payable for Administration Fees	8
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class L	1
Payable for Distribution and Shareholder Services Fees — Class C	3
Payable for Variation Margin on Futures Contracts	3
Other Liabilities	37
Total Liabilities	3,124
Net Assets	$119,547
Net Assets Consist of:
Paid-in-Capital	$119,264
Total Distributable Earnings	283
Net Assets	$119,547

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Corporate Bond Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2019 (000)
CLASS I:
Net Assets	$109,383
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	9,042,320
Net Asset Value, Offering and Redemption Price Per Share	$12.10
CLASS A:
Net Assets	$5,179
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	427,796
Net Asset Value, Redemption Price Per Share	$12.11
Maximum Sales Load	4.25%
Maximum Sales Charge	$0.54
Maximum Offering Price Per Share	$12.65
CLASS L:
Net Assets	$1,616
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	133,676
Net Asset Value, Offering and Redemption Price Per Share	$12.09
CLASS C:
Net Assets	$3,369
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	280,629
Net Asset Value, Offering and Redemption Price Per Share	$12.00
(1) Including: Securities on Loan, at Value:	$2,182

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Corporate Bond Portfolio

Statement of Operations	Six Months Ended March 31, 2019 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $2 of Foreign Taxes Withheld)	$2,397
Dividends from Security of Affiliated Issuer (Note G)	23
Income from Securities Loaned — Net	8
Total Investment Income	2,428
Expenses:
Advisory Fees (Note B)	215
Transfer Agency Fees — Class I (Note E)	99
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Professional Fees	75
Sub Transfer Agency Fees — Class I	43
Sub Transfer Agency Fees — Class A	3
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	1
Administration Fees (Note C)	46
Shareholder Services Fees — Class A (Note D)	6
Distribution and Shareholder Services Fees — Class L (Note D)	4
Distribution and Shareholder Services Fees — Class C (Note D)	14
Pricing Fees	20
Registration Fees	20
Custodian Fees (Note F)	17
Shareholder Reporting Fees	17
Trustees' Fees and Expenses	3
Other Expenses	23
Total Expenses	609
Reimbursement of Class Specific Expenses — Class I (Note B)	(142)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Waiver of Advisory Fees (Note B)	(32)
Rebate from Morgan Stanley Affiliate (Note G)	(2)
Waiver of Shareholder Servicing Fees — Class A (Note D)	(2)
Net Expenses	430
Net Investment Income	1,998
Realized Loss:
Investments Sold	(796)
Futures Contracts	(358)
Swap Agreements	(341)
Net Realized Loss	(1,495)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $18)	4,332
Futures Contracts	173
Swap Agreements	(133)
Net Change in Unrealized Appreciation (Depreciation)	4,372
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	2,877
Net Increase in Net Assets Resulting from Operations	$4,875

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Corporate Bond Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2019 (unaudited) (000)	Year Ended September 30, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,998	$2,492
Net Realized Loss	(1,495)	(2,076)
Net Change in Unrealized Appreciation (Depreciation)	4,372	(593)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,875	(177)
Dividends and Distributions to Shareholders:
Class I	(1,840)	(1,527)
Class A	(69)	(172)
Class L	(20)	(34)
Class C	(31)	(22)
Total Dividends and Distributions to Shareholders	(1,960)	(1,755)
Capital Share Transactions:(1)
Class I:
Subscribed	7,633	13,881
Issued Due to a Tax-Free Reorganization	—	166,639
Distributions Reinvested	1,635	1,418
Redeemed	(11,343)	(109,651)
Class A:
Subscribed	1,088	2,854
Distributions Reinvested	68	172
Redeemed	(596)	(6,103)
Class L:
Exchanged	83	—
Distributions Reinvested	20	35
Redeemed	(27)	(212)
Class C:
Subscribed	1,461	1,304
Distributions Reinvested	30	21
Redeemed	(298)	(285)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(246)	70,073
Total Increase in Net Assets	2,669	68,141
Net Assets:
Beginning of Period	116,878	48,737
End of Period	$119,547	$116,878
(1) Capital Share Transactions:
Class I:
Shares Subscribed	658	1,163
Shares Issued Due to a Tax-Free Reorganization	—	14,158
Shares Issued on Distributions Reinvested	143	119
Shares Redeemed	(978)	(9,305)
Net Increase (Decrease) in Class I Shares Outstanding	(177)	6,135
Class A:
Shares Subscribed	93	238
Shares Issued on Distributions Reinvested	5	14
Shares Redeemed	(51)	(513)
Net Increase (Decrease) in Class A Shares Outstanding	47	(261)
Class L:
Shares Exchanged	7	—
Shares Issued on Distributions Reinvested	2	3
Shares Redeemed	(2)	(18)
Net Increase (Decrease) in Class L Shares Outstanding	7	(15)
Class C:
Shares Subscribed	127	110
Shares Issued on Distributions Reinvested	3	2
Shares Redeemed	(26)	(24)
Net Increase in Class C Shares Outstanding	104	88

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Financial Highlights

Corporate Bond Portfolio

	Class I
	Six Months Ended March 31, 2019		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$11.80		$12.32		$12.33		$10.80		$11.12		$10.53
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.20		0.39		0.34		0.37		0.37		0.38
Net Realized and Unrealized Gain (Loss)	0.30		(0.58)		0.01		1.51		(0.37)		0.53
Total from Investment Operations	0.50		(0.19)		0.35		1.88		—		0.91
Distributions from and/or in Excess of:
Net Investment Income	(0.20)		(0.33)		(0.36)		(0.35)		(0.32)		(0.32)
Net Asset Value, End of Period	$12.10		$11.80		$12.32		$12.33		$10.80		$11.12
Total Return(3)	4.33	%(8)	(1.60)%		2.95	%(4)	17.79	%(5)	(0.04)%		8.79%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$109,383		$108,809		$37,993		$31,873		$31,427		$36,598
Ratio of Expenses Before Expense Limitation	1.03	%(9)	0.97%		1.26%		1.28%		1.15%		1.13%
Ratio of Expenses After Expense Limitation	0.70	%(6)(9)	0.70	%(6)	0.70	%(6)	0.69	%(6)	0.70	%(6)	0.70	%(6)
Ratio of Net Investment Income	3.54	%(6)(9)	3.29	%(6)	2.85	%(6)	3.28	%(6)	3.33	%(6)	3.47	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	36	%(8)	37%		33%		41%		45%		50%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.85% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 2.10%.

(5)  Performance was positively impacted by approximately 9.01% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 8.78%.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Financial Highlights

Corporate Bond Portfolio

	Class A
	Six Months Ended March 31, 2019		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$11.81		$12.32		$12.34		$10.81		$11.12		$10.53
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.19		0.33		0.30		0.32		0.33		0.34
Net Realized and Unrealized Gain (Loss)	0.29		(0.56)		(0.00	)(3)	1.53		(0.37)		0.53
Total from Investment Operations	0.48		(0.23)		0.30		1.85		(0.04)		0.87
Distributions from and/or in Excess of:
Net Investment Income	(0.18)		(0.28)		(0.32)		(0.32)		(0.27)		(0.28)
Net Asset Value, End of Period	$12.11		$11.81		$12.32		$12.34		$10.81		$11.12
Total Return(4)	4.16	%(9)	(1.87)%		2.54	%(5)	17.41	%(6)	(0.37)%		8.43%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,179		$4,496		$7,911		$6,916		$544		$405
Ratio of Expenses Before Expense Limitation	1.19	%(10)	1.29%		1.62%		1.51%		1.88%		1.60%
Ratio of Expenses After Expense Limitation	1.03	%(7)(10)	1.01	%(7)	1.05	%(7)	0.99	%(7)	1.05	%(7)	1.05	%(7)
Ratio of Net Investment Income	3.20	%(7)(10)	2.78	%(7)	2.50	%(7)	2.78	%(7)	2.98	%(7)	3.12	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(10)	0.00	%(8)	0.00	%(8)	0.01%		0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	36	%(9)	37%		33%		41%		45%		50%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.85% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 1.69%.

(6)  Performance was positively impacted by approximately 8.97% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 8.44%.

(7)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Financial Highlights

Corporate Bond Portfolio

	Class L
	Six Months Ended March 31, 2019		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$11.79		$12.30		$12.32		$10.79		$11.11		$10.52
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.17		0.29		0.26		0.30		0.30		0.31
Net Realized and Unrealized Gain (Loss)	0.29		(0.56)		(0.00	)(3)	1.51		(0.37)		0.54
Total from Investment Operations	0.46		(0.27)		0.26		1.81		(0.07)		0.85
Distributions from and/or in Excess of:
Net Investment Income	(0.16)		(0.24)		(0.28)		(0.28)		(0.25)		(0.26)
Net Asset Value, End of Period	$12.09		$11.79		$12.30		$12.32		$10.79		$11.11
Total Return(4)	3.94	%(9)	(2.19)%		2.20	%(5)	17.06	%(6)	(0.65)%		8.15%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,616		$1,499		$1,749		$2,151		$2,163		$2,405
Ratio of Expenses Before Expense Limitation	1.44	%(10)	1.56%		1.80%		1.75%		1.73%		1.66%
Ratio of Expenses After Expense Limitation	1.38	%(7)(10)	1.38	%(7)	1.34	%(7)	1.33	%(7)	1.31	%(7)	1.30	%(7)
Ratio of Net Investment Income	2.85	%(7)(10)	2.45	%(7)	2.20	%(7)	2.64	%(7)	2.72	%(7)	2.87	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(10)	0.00	%(8)	0.01%		0.01%		0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	36	%(9)	37%		33%		41%		45%		50%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.84% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 1.36%.

(6)  Performance was positively impacted by approximately 9.05% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 8.01%.

(7)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Financial Highlights

Corporate Bond Portfolio

	Class C
	Six Months Ended March 31, 2019		Year Ended September 30,						Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		September 30, 2015
Net Asset Value, Beginning of Period	$11.72		$12.25		$12.27		$10.77		$11.21
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.14		0.25		0.21		0.22		0.10
Net Realized and Unrealized Gain (Loss)	0.28		(0.57)		0.00	(4)	1.53		(0.48)
Total from Investment Operations	0.42		(0.32)		0.21		1.75		(0.38)
Distributions from and/or in Excess of:
Net Investment Income	(0.14)		(0.21)		(0.23)		(0.25)		(0.06)
Net Asset Value, End of Period	$12.00		$11.72		$12.25		$12.27		$10.77
Total Return(5)	3.66	%(10)	(2.64)%		1.81	%(6)	16.47	%(7)	(3.40	)%(10)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,369		$2,074		$1,084		$126		$10
Ratio of Expenses Before Expense Limitation	1.91	%(11)	2.15%		2.82%		4.45%		38.20	%(11)
Ratio of Expenses After Expense Limitation	1.80	%(8)(11)	1.80	%(8)	1.80	%(8)	1.79	%(8)	1.80	%(8)(11)
Ratio of Net Investment Income	2.44	%(8)(11)	2.10	%(8)	1.71	%(8)	1.90	%(8)	2.25	%(8)(11)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(9)(11)	0.00	%(9)	0.00	%(9)	0.01%		0.00	%(9)(11)
Portfolio Turnover Rate	36	%(10)	37%		33%		41%		45	%(10)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  Performance was positively impacted by approximately 0.85% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 0.96%.

(7)  Performance was positively impacted by approximately 8.85% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 7.62%.

(8)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Amount is less than 0.005%.

(10)  Not annualized.

(11)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("Trust'') is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Trust is comprised of ten separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Corporate Bond Portfolio. The Fund seeks above-average total return over a market cycle of three to five years. The Fund offers four classes of shares — Class I, Class A, Class L and Class C.

The Fund has suspended offering Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option to purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions.

On June 4, 2018, the Fund acquired the net assets of Morgan Stanley Income Securities Inc. ("Income Securities Inc."), a closed-end investment company, based on the respective valuations as of the close of business on June 1, 2018, pursuant to a Plan of Reorganization approved by the shareholders of Income Securities Inc. on April 20, 2018 ("Reorganization"). The purpose of the transaction was to combine two funds managed by Morgan Stanley Investment Management Inc., (the "Adviser") with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 14,157,983 Class I shares of the Fund at a net asset value of $11.77 for 8,963,335 Common shares of Income Securities Inc. The net assets of Income Securities Inc. before the Reorganization were approximately $166,639,000, including unrealized depreciation of approximately $2,206,000 at June 1, 2018. The investment portfolio of Income Securities Inc., with a fair value of approximately $163,395,000 and identified cost of approximately $165,601,000 on June 1, 2018, was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Income Securities Inc. was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets of the Fund were approximately $43,663,000. Immediately after the Reorganization, the net assets of the Fund were approximately $210,323,000.

Upon closing of the Reorganization, shareholders of Income Securities Inc. received shares of the Fund as follows:

Morgan Stanley Income Securities Inc.	MSIFT Corporate Bond Portfolio
Common Shares	Class I

Assuming the acquisition had been completed on October 1, 2017, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the period ended September 30, 2018, are as follows:

Net investment income(1)	$8,337,000
Net realized and unrealized loss(2)	$(1,720,000)
Net increase in net assets resulting from operations	$6,617,000

(1) Approximately $2,492,000 as reported, plus approximately $4,618,000 Income Securities Inc. prior to the Reorganization, plus approximately $1,227,000 of estimated pro-forma eliminated expenses.

(2) Approximately $(2,669,000) as reported, plus approximately $949,000 Income Securities Inc. prior to the Reorganization.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Morgan Stanley Income Securities Inc. that have been included in the Portfolio's Statement of Operations since June 4, 2018.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (3) over-the-counter ("OTC") swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are val-

ued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$116,522	$—	$116,522
Short-Term Investments
Investment Company	2,883	—	—	2,883
U.S. Treasury Security	—	1,847	—	1,847
Total Short-Term Investments	2,883	1,847	—	4,730
Futures Contracts	398	—	—	398
Interest Rate Swap Agreement	—	25	—	25
Total Assets	3,281	118,394	—	121,675
Liabilities:
Futures Contracts	(192)	—	—	(192)
Total	$3,089	$118,394	$—	$121,483

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2019:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin on
	Futures Contracts	Interest Rate Risk	$398	(a)
Swap Agreement	Variation Margin on
	Swap Agreement	Interest Rate Risk	25	(a)
Total			$423
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin on
	Futures Contracts	Interest Rate Risk	$(192	)(a)
Total			$(192)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2019 in accordance with ASC 815:

Realized Loss
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	(358)
Interest Rate Risk	Swap Agreements	(341)
Total		$(699)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	173
Interest Rate Risk	Swap Agreements	(133)
Total		$40

For the six months ended March 31, 2019, the approximate average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:
Average monthly notional value	$56,558,000
Swap Agreements:
Average monthly notional amount	$8,123,000

4.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$2,182	(b)	$—	$(2,182	)(c)(d)	$0

(b) Represents market value of loaned securities at period end.

(c) The Fund received cash collateral of approximately $1,372,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $855,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(d) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of March 31, 2019:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Corporate Bonds	$1,372	$—	$—	$—	$1,372
Total Borrowings	$1,372	$—	$—	$—	$1,372
Gross amount of recognized liabilities for securities lending transactions					$1,372

5.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.375% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70% for Class I shares, 1.05% for Class A shares, 1.52% for Class L shares and 1.80% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2019, approximately $32,000 of advisory fees were waived and approximately $143,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares. The Distributor has agreed to waive the 12b-1 fees on Class A shares of the Fund to the extent it exceeds 0.15% of the average daily net assets of such shares on an annualized basis. For the six months ended March 31, 2019, this waiver amounted to approximately $2,000.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $42,081,000 and $39,444,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 31, 2019.

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2019, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2019 is as follows:

Affiliated Investment Company	Value September 30, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$6,373	$20,808	$24,298	$23
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2019 (000)
Liquidity Funds	$—	$—	$2,883

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From: Ordinary Income (000)	2017 Distributions Paid From: Ordinary Income (000)
$1,755	$1,237

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments for swap transactions, an expired capital loss carryforward and tax adjustments related to the Reorganization,

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

resulted in the following reclassifications among the components of net assets at September 30, 2018:

Total Distributable Earnings (Loss) (000)	Paid-in- Capital (000)
$7,992	$(7,992)

At September 30, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,110	$—

During the year ended September 30, 2018, capital loss carryforwards of approximately $8,051,000 expired for federal income tax purposes. In addition, the Fund utilized capital loss carryforwards of approximately $79,000.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended September 30, 2018, the Fund deferred to October 1, 2018 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$—	$2,120

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 31, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 32.1%.

K. Accounting Pronouncement: In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the "ASU") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be accreted to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

26

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
n Social Security number and income
n investment experience and risk tolerance
n checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

27

Privacy Notice (unaudited) (cont'd)

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
n open an account or make deposits or withdrawals from your account
n buy securities from us or make a wire transfer
n give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
n sharing for affiliates' everyday business purposes — information about your creditworthiness
n affiliates from using your information to market to you
n sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
n Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. n MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. n MSIM doesn't jointly market
Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

29

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTCBSAN
2514294 EXP 05.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Semi-Annual Report

March 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	12
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	22
Privacy Notice	29
Trustee and Officer Information	31

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Short Duration Income Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2019

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Expense Example (unaudited)

Short Duration Income Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/18	Actual Ending Account Value 3/31/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Short Duration Income Portfolio Class I	$1,000.00	$1,018.90	$1,023.49	$1.46	$1.46	0.29%
Short Duration Income Portfolio Class A	1,000.00	1,017.50	1,022.24	2.72	2.72	0.54
Short Duration Income Portfolio Class L	1,000.00	1,016.30	1,020.99	3.97	3.98	0.79
Short Duration Income Portfolio Class C	1,000.00	1,013.80	1,018.50	6.48	6.49	1.29
Short Duration Income Portfolio Class IS	1,000.00	1,017.80	1,023.73	1.21	1.21	0.24

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (83.1%)
Agency Adjustable Rate Mortgages (0.6%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
1 Year CMT + 2.18%, 4.22%, 6/1/38	$241	$254
1 Year CMT + 2.32%, 4.55%, 1/1/36	315	332
1 Year CMT + 2.31%, 4.65%, 3/1/37 - 7/1/38	756	798
		1,384
Agency Bond — Consumer Discretionary (U.S. Government Guaranteed) (0.2%)
Safina Ltd.
2.00%, 12/30/23	417	410
Agency Fixed Rate Mortgages (0.8%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
4.50%, 12/1/24	297	306
6.50%, 9/1/19 - 4/1/24	1	1
7.50%, 11/1/19 - 5/1/35	24	28
8.00%, 8/1/32	15	17
8.50%, 8/1/31	14	17
Federal National Mortgage Association,
Conventional Pools:
4.50%, 6/1/24 - 7/1/24	473	487
5.00%, 12/1/23 - 12/1/24	226	232
6.00%, 9/1/37	68	75
6.50%, 2/1/28 - 10/1/32	184	205
7.00%, 7/1/29 - 3/1/37	216	250
7.50%, 8/1/37	32	38
8.00%, 4/1/33	58	68
8.50%, 10/1/32	28	33
Government National Mortgage Association,
Various Pools:
6.00%, 11/15/38	106	117
8.50%, 7/15/30	50	55
		1,929
Asset-Backed Securities (16.7%)
Ally Auto Receivables Trust
1.75%, 12/15/21	730	726
Avant Loans Funding Trust,
3.95%, 12/15/22 (a)	400	402
4.11%, 7/15/22 (a)	450	454
Bayview Koitere Fund Trust
3.62%, 3/28/33 (a)	157	158
Bayview Opportunity Master Fund Trust,
3.50%, 1/28/55 (a)(b)	267	268
3.82%, 4/28/33 (a)	173	174
BMW Vehicle Lease Trust,
1.98%, 5/20/20	490	489
2.07%, 10/20/20	210	209
CarMax Auto Owner Trust
1.98%, 11/15/21	700	696
	Face Amount (000)	Value (000)
CLUB Credit Trust,
2.42%, 9/15/23 (a)	$20	$20
3.67%, 5/15/24 (a)	276	276
Consumer Loan Underlying Bond Credit Trust,
3.50%, 1/16/24 (a)	107	107
4.07%, 7/15/25 (a)	283	285
Credit Suisse ABS Trust
4.28%, 7/25/24 (a)	378	380
FCI Funding 2019-1 LLC
3.63%, 2/18/31 (a)(c)	600	600
Ford Credit Auto Owner Trust
2.26%, 11/15/25 (a)	1,165	1,164
Foundation Finance Trust
3.30%, 7/15/33 (a)	393	393
Foundation Finance Trust
3.86%, 11/15/34 (a)	650	651
FREED ABS Trust
4.61%, 10/20/25 (a)	560	571
GCAT LLC
3.84%, 6/25/48 (a)	463	463
GM Financial Automobile Leasing Trust
3.06%, 6/21/21	280	281
GM Financial Consumer Automobile Receivables Trust
2.81%, 12/16/22	1,330	1,336
Gracechurch Card Funding PLC
1 Month USD LIBOR + 0.40%, 2.88%, 7/15/22 (a)(b)	627	627
Hyundai Auto Receivables Trust
1.77%, 1/18/22	700	695
Mariner Finance Issuance Trust
3.62%, 2/20/29 (a)	483	484
Marlette Funding Trust
2.83%, 3/15/24 (a)	7	7
MFA LLC,
3.88%, 5/25/48 (a)	655	651
4.16%, 7/25/48 (a)	567	571
MFA Trust
3.35%, 11/25/47 (a)	551	552
Nationstar HECM Loan Trust,
2.82%, 9/25/27 (a)(b)	250	248
4.17%, 7/25/28	650	660
4.35%, 11/25/28 (a)(b)	700	706
Nissan Auto Lease Trust
1.91%, 4/15/20	589	588
Nissan Auto Receivables Owner Trust
1.75%, 10/15/21	780	774
North Carolina State Education Assistance Authority
3 Month USD LIBOR + 0.80%, 3.57%, 7/25/25 (b)	189	189
NRZ Excess Spread-Collateralized Notes,
4.37%, 1/25/23 (a)	366	366
4.59%, 2/25/23 (a)	529	529

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Asset-Backed Securities (cont'd)
Oak Hill Advisors Residential Loan Trust,
3.00%, 6/25/57 - 7/25/57 (a)	$722	$716
Ocwen Master Advance Receivables Trust,
2.72%, 8/16/49 (a)	600	599
4.19%, 8/15/50 (a)	250	251
Option One Mortgage Loan Trust Asset-Backed Certificates
1 Month USD LIBOR + 0.50%, 2.99%, 8/20/30 (b)	113	112
OSCAR US Funding Trust VII LLC
1 Month USD LIBOR + 0.65%, 3.14%, 11/10/20 (a)(b)	69	70
OSCAR US Funding Trust VIII LLC
2.91%, 4/12/21 (a)	144	144
Oscar US Funding X LLC
3.18%, 5/10/23 (a)	830	839
Panhandle-Plains Higher Education Authority, Inc.
3 Month USD LIBOR + 0.95%, 3.75%, 7/1/24 (b)	18	18
PFS Financing Corp.,
2.57%, 7/15/22 (a)	460	455
2.74%, 10/17/22 (a)	440	436
2.89%, 2/15/23 (a)	275	275
3.19%, 4/17/23 (a)	300	302
3.52%, 10/16/23 (a)	162	165
Pretium Mortgage Credit Partners I LLC
3.70%, 3/27/33 (a)	512	512
Pretium Mortgage Credit Partners LLC
4.83%, 9/25/58 (a)	649	656
Prosper Marketplace Issuance Trust,
3.36%, 11/15/23 (a)	525	525
3.90%, 6/17/24	700	703
3.96%, 10/15/24 (a)	538	542
PRPM LLC,
3.75%, 4/25/23 (a)(b)	421	421
4.00%, 8/25/23 (a)(b)	304	305
RCO V Mortgage LLC,
4.00%, 5/25/23 (a)	569	573
4.46%, 10/25/23 (a)	608	615
RMAT LP
4.09%, 5/25/48 (a)	483	485
RMF Buyout Issuance Trust
4.45%, 11/25/28	700	708
SBA Small Business Investment Cos.
2.25%, 9/10/22	385	384
Sofi Consumer Loan Program Trust,
3.14%, 2/25/27 (a)	400	401
3.35%, 4/26/27 (a)	325	326
3.67%, 8/25/27 (a)	700	707
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes
4.16%, 10/17/50 (a)	200	200
	Face Amount (000)	Value (000)
Stanwich Mortgage Loan Trust,
4.02%, 5/16/23 (a)	$577	$579
4.50%, 10/18/23 (a)	579	584
TLF National Tax Lien Trust
3.09%, 12/15/29 (a)	294	292
Towd Point Mortgage Trust,
2.75%, 4/25/57 (a)(b)	129	128
1 Month USD LIBOR + 0.60%, 3.09%, 2/25/57 (a)(b)	441	439
Upgrade Receivables Trust
4.53%, 11/15/24 (a)	650	652
Upgrade Receivables Trust
4.09%, 3/15/25 (a)	300	302
Upstart Securitization Trust,
3.89%, 8/20/25	590	591
4.45%, 12/22/25 (a)	350	352
Verizon Owner Trust,
1.68%, 5/20/21 (a)	374	373
2.06%, 9/20/21 (a)	375	374
1 Month USD LIBOR + 0.27%, 2.76%, 4/20/22 (a)(b)	190	190
Verizon Owner Trust
2.93%, 9/20/23	600	605
VOLT LXII LLC
3.13%, 9/25/47 (a)	316	315
VOLT LXIV LLC
3.38%, 10/25/47 (a)	413	414
VOLT LXIX LLC
4.21%, 8/25/48 (a)	482	485
VOLT LXV LLC
3.75%, 4/25/48 (a)	507	507
VOLT LXVI
4.34%, 5/25/48 (a)	496	498
VOLT LXXI LLC
3.97%, 9/25/48 (a)	437	440
VOLT LXXII LLC
4.21%, 10/26/48 (a)	614	619
VOLT LXXIII LLC
4.46%, 10/25/48 (a)	787	794
VOLT LXXIV LLC
4.58%, 11/25/48 (a)	666	673
VOLT LXXV LLC
4.34%, 1/25/49 (a)	489	494
World Omni Auto Receivables Trust
1.49%, 12/15/20	89	89
		40,984
Collateralized Mortgage Obligations — Agency Collateral Series (0.6%)
Federal Home Loan Mortgage Corporation,
1.78%, 10/25/20	156	155
1.88%, 5/25/19	353	352
2.26%, 10/25/20	36	36
3.03%, 10/25/20 (b)	477	479

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Collateralized Mortgage Obligations — Agency Collateral Series (cont'd)
REMIC
7.50%, 9/15/29	$455	$517
		1,539
Commercial Mortgage-Backed Securities (0.4%)
COMM Mortgage Trust
1 Month USD LIBOR + 2.25%, 4.75%, 2/13/32 (a)(b)	650	651
Hudsons Bay Simon JV Trust
1 Month USD LIBOR + 1.58%, 4.31%, 8/5/34 (a)(b)	185	186
Velocity Commercial Capital Loan Trust
1 Month USD LIBOR + 1.80%, 4.29%, 10/25/46 (b)	144	145
		982
Corporate Bonds (55.5%)
Energy (0.2%)
Midwest Connector Capital Co. LLC
3.63%, 4/1/22 (a)	475	482
Finance (29.6%)
ABN AMRO Bank NV
3.40%, 8/27/21 (a)	650	658
American Express Co.,
3.00%, 2/22/21	700	704
3.38%, 5/17/21	1,050	1,064
3.70%, 11/5/21	665	680
American Honda Finance Corp.
3.15%, 1/8/21	360	363
ANZ New Zealand Int'l Ltd.
2.20%, 7/17/20 (a)	680	675
Bank of America Corp.,
MTN
2.15%, 11/9/20	1,200	1,189
2.63%, 10/19/20	780	778
Bank of America NA
3 Month USD LIBOR + 0.25%, 2.88%, 8/28/20 (b)	925	925
Bank of Montreal,
2.90%, 3/26/22	1,030	1,031
Series D
3.10%, 4/13/21	990	999
Bank of New York Mellon Corp. (The),
MTN
2.45%, 11/27/20	525	523
Bank of Nova Scotia (The),
2.15%, 7/14/20	430	428
3.13%, 4/20/21	680	685
BB&T Corp.
3.20%, 9/3/21	610	617
BPCE SA,
MTN
2.25%, 1/27/20	600	598
	Face Amount (000)	Value (000)
Branch Banking & Trust Co.
2.10%, 1/15/20	$1,000	$996
Canadian Imperial Bank of Commerce,
Series BKTN
2.10%, 10/5/20	840	833
Capital One Financial Corp.,
2.40%, 10/30/20	940	935
2.50%, 5/12/20	1,210	1,207
Caterpillar Financial Services Corp.
3.35%, 12/7/20	1,000	1,013
Cigna Corp.
3.40%, 9/17/21 (a)	1,100	1,112
Citibank NA,
2.10%, 6/12/20	830	824
3.17%, 2/19/22	1,070	1,075
Citigroup, Inc.
2.45%, 1/10/20	475	474
Citizens Bank NA/Providence
3.25%, 2/14/22	575	581
Commonwealth Bank of Australia
2.25%, 3/10/20 (a)	1,350	1,344
Compass Bank
3.50%, 6/11/21	925	933
Cooperatieve Rabobank UA
3.13%, 4/26/21	640	643
Credit Suisse AG
3.00%, 10/29/21	1,140	1,145
Danske Bank A/S
1.65%, 9/6/19 (a)	1,700	1,689
DBS Group Holdings Ltd.
2.25%, 7/16/19 (a)	650	649
Deutsche Bank AG,
2.70%, 7/13/20	750	742
4.25%, 2/4/21	650	653
DNB Bank ASA
2.13%, 10/2/20 (a)	700	694
ERP Operating LP
2.38%, 7/1/19	550	550
Fifth Third Bank
2.20%, 10/30/20	850	843
Goldman Sachs Group, Inc. (The),
2.35%, 11/15/21	900	887
2.60%, 12/27/20	1,220	1,214
5.75%, 1/24/22	1,150	1,234
HSBC Holdings PLC
3.40%, 3/8/21	2,250	2,271
HSBC USA, Inc.
2.25%, 6/23/19	659	658
Jackson National Life Global Funding
2.20%, 1/30/20 (a)	2,450	2,439
John Deere Capital Corp.
3.20%, 1/10/22	530	539

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
JPMorgan Chase & Co.,
2.20%, 10/22/19	$325	$324
2.40%, 6/7/21	850	844
JPMorgan Chase Bank NA
3.09%, 4/26/21	990	992
KeyBank NA
1.60%, 8/22/19	300	299
Lloyds Bank PLC
3.30%, 5/7/21	1,350	1,361
Macquarie Bank Ltd.
2.60%, 6/24/19 (a)	605	605
Manufacturers & Traders Trust Co.
2.10%, 2/6/20	560	557
Marsh & McLennan Cos., Inc.
3.50%, 12/29/20	380	385
MassMutual Global Funding II,
1.55%, 10/11/19 (a)	1,140	1,133
1.95%, 9/22/20 (a)	560	555
Metropolitan Life Global Funding I
2.00%, 4/14/20 (a)	550	546
National Bank of Canada
2.15%, 6/12/20	1,230	1,222
New York Life Global Funding,
3 Month USD LIBOR + 0.16%, 2.75%, 10/1/20 (a)(b)	850	850
2.95%, 1/28/21 (a)	350	352
Nordea Bank Abp
1.63%, 9/30/19 (a)	900	895
PNC Bank NA,
2.45%, 11/5/20	1,100	1,096
2.50%, 1/22/21	960	959
Principal Life Global Funding II
2.15%, 1/10/20 (a)	1,425	1,418
Protective Life Global Funding,
1.72%, 4/15/19 (a)	700	700
2.70%, 11/25/20 (a)	525	524
Royal Bank of Canada,
2.15%, 10/26/20	900	894
3.20%, 4/30/21	670	678
Santander UK Group Holdings PLC
2.88%, 10/16/20	200	200
Santander UK PLC
3.40%, 6/1/21	1,370	1,381
Skandinaviska Enskilda Banken AB,
2.30%, 3/11/20	530	528
3.05%, 3/25/22 (a)	1,230	1,236
Sumitomo Mitsui Trust Bank Ltd.
1.95%, 9/19/19 (a)	275	274
Suncorp-Metway Ltd.,
2.10%, 5/3/19 (a)	275	275
2.38%, 11/9/20 (a)	670	665
	Face Amount (000)	Value (000)
Svenska Handelsbanken AB,
1.95%, 9/8/20	$990	$979
3.35%, 5/24/21	660	668
Synchrony Bank
3.65%, 5/24/21	650	656
Toronto-Dominion Bank (The)
3.25%, 6/11/21	610	617
UBS AG
2.45%, 12/1/20 (a)	600	597
UniCredit SpA
6.57%, 1/14/22 (a)	350	366
United Overseas Bank Ltd.
3.20%, 4/23/21 (a)	340	343
UnitedHealth Group, Inc.
2.70%, 7/15/20	500	501
US Bank NA,
2.00%, 1/24/20	500	498
3.00%, 2/4/21	835	841
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%, 9/17/19 (a)	600	600
Wells Fargo Bank NA
3.63%, 10/22/21	1,900	1,937
Westpac Banking Corp.,
2.65%, 1/25/21	1,025	1,024
2.80%, 1/11/22	1,050	1,052
		72,521
Industrials (24.7%)
AbbVie, Inc.
2.50%, 5/14/20	575	573
Alimentation Couche-Tard, Inc.
2.35%, 12/13/19	660	657
Allergan Funding SCS
3.00%, 3/12/20	835	835
Altria Group, Inc.
3.49%, 2/14/22	375	381
Amazon.com, Inc.
1.90%, 8/21/20	900	893
American Honda Finance Corp.,
1.95%, 7/20/20	250	248
MTN
1.20%, 7/12/19	530	528
2.45%, 9/24/20	550	548
Amgen, Inc.
2.20%, 5/22/19	790	790
Analog Devices, Inc.,
2.85%, 3/12/20	230	230
2.95%, 1/12/21	1,175	1,179
AT&T, Inc.,
2.45%, 6/30/20	1,225	1,221
2.80%, 2/17/21	800	800
4.60%, 2/15/21	475	489

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
AutoZone, Inc.
1.63%, 4/21/19	$740	$739
BAT International Finance PLC
2.75%, 6/15/20 (a)	450	448
Baxalta, Inc.
2.88%, 6/23/20	164	164
Bayer US Finance II LLC
3.50%, 6/25/21 (a)	330	331
Bayer US Finance LLC
2.38%, 10/8/19 (a)	600	598
Becton Dickinson and Co.
2.68%, 12/15/19	300	299
Biogen, Inc.
2.90%, 9/15/20	525	525
BMW US Capital LLC,
1.50%, 4/11/19 (a)	700	700
2.15%, 4/6/20 (a)	400	398
BP Capital Markets PLC
2.32%, 2/13/20	400	399
Cardinal Health, Inc.
1.95%, 6/14/19	725	724
Caterpillar Financial Services Corp.,
2.95%, 2/26/22	825	833
3.15%, 9/7/21	790	799
Celgene Corp.,
2.25%, 8/15/21	1,225	1,206
2.88%, 8/15/20	525	525
Cigna Corp.
3.20%, 9/17/20 (a)	800	805
Crown Castle International Corp.
3.40%, 2/15/21	1,000	1,009
CVS Health Corp.,
3.13%, 3/9/20	960	963
3.35%, 3/9/21	1,130	1,139
Daimler Finance North America LLC,
1.50%, 7/5/19 (a)	200	199
2.30%, 1/6/20 (a)	325	324
2.85%, 1/6/22 (a)	1,110	1,105
3.75%, 11/5/21 (a)	295	300
Danone SA
1.69%, 10/30/19 (a)	875	869
Delta Air Lines, Inc.
2.88%, 3/13/20	575	574
Deutsche Telekom International Finance BV
6.00%, 7/8/19	650	655
Discovery Communications LLC,
2.20%, 9/20/19	975	971
2.75%, 11/15/19 (a)	575	574
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19	825	823
	Face Amount (000)	Value (000)
DR Horton, Inc.
2.55%, 12/1/20	$480	$477
Eastman Chemical Co.
3.50%, 12/1/21	600	609
EI du Pont de Nemours & Co.
2.20%, 5/1/20	700	698
EMD Finance LLC
2.40%, 3/19/20 (a)	575	573
Enterprise Products Operating LLC,
2.55%, 10/15/19	325	324
2.80%, 2/15/21	780	781
Ford Motor Credit Co., LLC
2.68%, 1/9/20	725	722
Fox Corp.
3.67%, 1/25/22 (a)	330	337
General Dynamics Corp.
2.88%, 5/11/20	410	411
General Electric Co.
5.50%, 1/8/20	1,200	1,226
General Motors Co.
3 Month USD LIBOR + 0.80%, 3.54%, 8/7/20 (b)	950	949
General Motors Financial Co., Inc.
3.15%, 1/15/20	600	601
Gilead Sciences, Inc.,
1.85%, 9/20/19	445	443
2.55%, 9/1/20	500	500
Hewlett Packard Enterprise Co.
2.10%, 10/4/19 (a)	800	797
Hyundai Capital America,
2.55%, 4/3/20 (a)	175	174
2.60%, 3/19/20 (a)	325	323
JM Smucker Co. (The)
2.50%, 3/15/20	225	224
Keurig Dr Pepper, Inc.
3.55%, 5/25/21 (a)	930	940
Kinder Morgan, Inc.,
3.05%, 12/1/19	650	651
5.00%, 2/15/21 (a)	1,170	1,210
Lockheed Martin Corp.
2.50%, 11/23/20	225	224
Marriott International, Inc.
3 Month USD LIBOR + 0.65%, 3.24%, 3/8/21 (b)	520	521
McDonald's Corp.,
MTN
2.20%, 5/26/20	550	547
Mead Johnson Nutrition Co.
3.00%, 11/15/20	175	176
Molson Coors Brewing Co.
1.45%, 7/15/19	775	772
Nissan Motor Acceptance Corp.
3.15%, 3/15/21 (a)	590	587

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Northrop Grumman Corp.,
2.08%, 10/15/20	$580	$575
5.05%, 8/1/19	1,225	1,234
Novartis Capital Corp.
1.80%, 2/14/20	475	472
Rockwell Collins, Inc.
1.95%, 7/15/19	800	798
Ryder System, Inc.,
MTN
2.65%, 3/2/20	125	125
Schlumberger Finance Canada Ltd.
2.20%, 11/20/20 (a)	410	407
Seven & i Holdings Co., Ltd.
3.35%, 9/17/21 (a)	1,750	1,772
Shell International Finance BV
1.38%, 9/12/19	700	696
Sherwin-Williams Co. (The)
2.25%, 5/15/20	925	920
Siemens Financieringsmaatschappij N.V.,
1.30%, 9/13/19 (a)	900	894
2.15%, 5/27/20 (a)	550	547
Southwest Airlines Co.
2.75%, 11/6/19	600	600
Takeda Pharmaceutical Co. Ltd.
4.00%, 11/26/21 (a)	2,125	2,180
Toyota Motor Credit Corp.
2.95%, 4/13/21	920	927
Tyco Electronics Group SA
3 Month USD LIBOR + 0.45%, 3.05%, 6/5/20 (b)	700	700
Tyson Foods, Inc.
2.65%, 8/15/19	600	599
Union Pacific Corp.
2.25%, 6/19/20	550	548
United Technologies Corp.
1.90%, 5/4/20	800	794
Verizon Communications, Inc.
2.63%, 2/21/20	250	250
Volkswagen Group of America Finance LLC,
2.40%, 5/22/20 (a)	550	546
3.88%, 11/13/20 (a)	755	765
		60,516
Utilities (1.0%)
Berkshire Hathaway Energy Co.
2.38%, 1/15/21	375	373
Dominion Energy, Inc.,
Series B
1.60%, 8/15/19	225	224
DTE Energy Co.
1.50%, 10/1/19	425	422
Public Service Enterprise Group, Inc.
1.60%, 11/15/19	250	248
	Face Amount (000)	Value (000)
Sempra Energy
2.40%, 3/15/20	$600	$597
Southern Power Co.,
Series D
1.95%, 12/15/19	675	671
		2,535
		136,054
Mortgages — Other (5.0%)
Cascade Funding Mortgage Trust
4.00%, 10/25/68	677	687
CHL Mortgage Pass-Through Trust
5.50%, 5/25/34	139	143
CIM Trust
3.00%, 4/25/57 (a)(b)	568	566
Federal Home Loan Mortgage Corporation,
1 Month USD LIBOR + 0.55%, 3.04%, 4/25/30 (b)	141	141
1 Month USD LIBOR + 1.20%, 3.69%, 10/25/29 (b)	248	249
Federal National Mortgage Association,
1 Month USD LIBOR + 1.30%, 3.79%, 4/25/29 - 7/25/29 (b)	548	550
1 Month USD LIBOR + 1.45%, 3.94%, 1/25/29 (b)	90	91
Galton Funding Mortgage Trust
3.50%, 11/25/57 (a)(b)	515	517
Galton Funding Mortgage Trust
4.00%, 2/25/59	479	483
Gosforth Funding PLC
3 Month USD LIBOR + 0.45%, 3.10%, 8/25/60 (a)(b)	347	346
Lanark Master Issuer PLC,
3 Month USD LIBOR + 0.42%, 3.08%, 12/22/69 (a)(b)	792	791
3.47%, 12/22/69	512	514
New Residential Mortgage Loan Trust,
3.75%, 5/28/52 - 8/25/55 (a)(b)	341	345
4.00%, 9/25/57 (a)(b)	567	575
NRPL Trust
4.25%, 7/25/67 (a)(b)	684	685
OBX Trust
4.00%, 11/25/48 (a)(b)	596	603
Pepper Residential Securities Trust,
1 Month USD LIBOR + 0.88%, 3.36%, 1/16/60 (a)(b)	738	738
3.64%, 6/20/60	914	914
1 Month USD LIBOR + 0.95%, 3.50%, 8/18/60 (a)(b)	825	826
Preston Ridge Partners Mortgage
4.50%, 1/25/24 (a)	735	743
RESIMAC Bastille Trust
1 Month USD LIBOR + 0.85%, 3.33%, 12/16/59 (a)(b)	683	682

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Mortgages — Other (cont'd)
Sequoia Mortgage Trust
1 Month USD LIBOR + 0.62%, 3.11%, 8/20/34 (b)	$258	$255
VCAT Asset Securitization, LLC
4.36%, 2/25/49	694	698
		12,142
Sovereign (0.3%)
Korea Development Bank (The),
3.00%, 3/19/22	410	413
3 Month USD LIBOR + 0.45%, 3.09%, 2/27/20 (b)	320	320
		733
U.S. Agency Security (0.9%)
Private Export Funding Corp.
1.45%, 8/15/19	2,300	2,291
U.S. Treasury Security (2.1%)
U.S. Treasury Note
2.54%, 1/31/21 (b)	5,100	5,096
Total Fixed Income Securities (Cost $203,010)		203,544
	Shares
Short-Term Investments (16.8%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $3,232)	3,232,464	3,232
	Face Amount (000)
U.S. Treasury Security (0.6%)
U.S. Treasury Bill
2.49%, 8/22/19 (d)(e) (Cost $1,337)	$1,350	1,337
Commercial Paper (14.9%)
Aerospace/Defense (0.9%)
Boeing Co. (The)
2.68%, 4/10/19 (f)	2,160	2,159
Automobiles (1.7%)
American Honda Finance Corp.
2.57%, 6/18/19 (f)	1,230	1,223
Hyundai Capital America
2.75%, 4/17/19 (f)	1,110	1,108
Nissan Motor Co., Ltd.
2.94%, 6/19/19 (f)	1,800	1,790
		4,121
Chemicals (0.7%)
EI du Pont de Nemours & Co.
2.78%, 5/9/19 (f)	1,800	1,795
	Face Amount (000)	Value (000)
Computer Technology (0.9%)
Apple, Inc.
2.62%, 7/16/19 (f)	$2,225	$2,208
Energy (3.4%)
CenterPoint Energy, Inc.
2.90%, 5/10/19 (f)	1,720	1,715
Enbridge, Inc.
3.05%, 6/10/19 (f)	2,200	2,187
Entergy Corp.
3.12%, 4/12/19 (f)	1,060	1,059
Enterprise Products Operating LLC
2.75%, 4/2/19 (f)	1,200	1,200
NextEra Energy Capital Holdings, Inc.
2.85%, 4/26/19 (f)	2,140	2,136
		8,297
Food & Beverage (2.2%)
Anheuser-Busch InBev Worldwide, Inc.,
2.86%, 6/27/19 (f)	1,200	1,192
2.87%, 6/14/19 (f)	1,110	1,104
Keurig Dr Pepper, Inc.
2.85%, 5/20/19 (f)	1,000	996
Mondelez International, Inc.,
2.78%, 4/9/19 (f)	1,060	1,059
2.82%, 6/6/19 (f)	1,200	1,194
		5,545
Health Care Services (2.3%)
AstraZeneca PLC,
2.71%, 5/6/19 (f)	1,425	1,421
3.00%, 5/20/19 (f)	1,050	1,046
Catholic Health Initiatives
3.22%, 5/29/19 (f)	1,090	1,085
Walgreens Boots Alliance, Inc.,
3.14%, 9/9/19 (f)	1,000	986
3.29%, 5/31/19 (f)	1,057	1,052
		5,590
Industrials (0.5%)
Fortive Corp.
2.70%, 4/11/19 (f)	1,225	1,224
International Banks (1.3%)
Glencore Funding LLC
3.27%, 4/8/19 (f)	1,075	1,074
Reckitt Benckiser Treasury Services PLC
2.81%, 5/24/19 (f)	1,170	1,165
Standard Chartered Bank
2.94%, 9/26/19 (f)	1,000	987
		3,226

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Utilities (1.0%)
Dominion Resources, Inc.
2.72%, 4/9/19 (f)	$1,270	$1,269
Southern Co. (The)
2.77%, 4/4/19 (f)	1,110	1,110
		2,379
Total Commercial Paper (Cost $36,542)		36,544
Total Short-Term Investments (Cost $41,111)		41,113
Total Investments (99.9%) (Cost $244,121) (g)(h)		244,657
Other Assets in Excess of Liabilities (0.1%)		304
Net Assets (100.0%)		$244,961

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Floating or Variable rate securities: The rates disclosed are as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)  When-issued security.

(d)  Rate shown is the yield to maturity at March 31, 2019.

(e)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

(f)  The rates shown are the effective yields at the date of purchase.

(g)  Securities are available for collateral in connection with open futures

(h)  At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $899,000 and the aggregate gross unrealized depreciation is approximately $404,000, resulting in net unrealized appreciation of approximately $495,000.

CMT  Constant Maturity Treasury Note Rate.

LIBOR  London Interbank Offered Rate.

MTN  Medium Term Note.

REMIC  Real Estate Mortgage Investment Conduit.

USD  United States Dollar.

Futures Contract:

The Fund had the following futures contract open at March 31, 2019:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Depreciation (000)
Short:
U.S. Treasury 2 yr. Note	61	Jun-19	(12,200)	$(12,999)	$(41)

Portfolio Composition

Classification	Percentage of Total Investments
Finance	29.6%
Industrials	24.7
Short-Term Investments	16.8
Asset-Backed Securities	16.8
Other*	7.1
Mortgages — Other	5.0
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include an open short futures contract with a value of approximately $12,999,000 and total unrealized depreciation of approximately $41,000.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Short Duration Income Portfolio

Statement of Assets and Liabilities	March 31, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $240,889)	$241,425
Investment in Security of Affiliated Issuer, at Value (Cost $3,232)	3,232
Total Investments in Securities, at Value (Cost $244,121)	244,657
Interest and Paydown Receivable	1,042
Receivable for Fund Shares Sold	68
Receivable for Investments Sold	21
Receivable from Affiliate	13
Receivable for Variation Margin on Futures Contract	11
Other Assets	90
Total Assets	245,902
Liabilities:
Payable for Investments Purchased	600
Payable for Fund Shares Redeemed	132
Payable for Professional Fees	69
Payable for Trustees' Fees and Expenses	45
Payable for Administration Fees	16
Payable for Shareholder Services Fees — Class A	15
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Sub Transfer Agency Fees — Class I	3
Payable for Sub Transfer Agency Fees — Class A	8
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Advisory Fees	8
Payable for Custodian Fees	5
Payable for Transfer Agency Fees — Class A	2
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	—	@
Other Liabilities	36
Total Liabilities	941
Net Assets	$244,961
Net Assets Consist of:
Paid-in-Capital	$247,283
Total Accumulated Loss	(2,322)
Net Assets	$244,961

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Short Duration Income Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2019 (000)
CLASS I:
Net Assets	$171,565
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	20,981,894
Net Asset Value, Offering and Redemption Price Per Share	$8.18
CLASS A:
Net Assets	$72,453
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	8,837,802
Net Asset Value, Offering and Redemption Price Per Share	$8.20
CLASS L:
Net Assets	$881
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	107,866
Net Asset Value, Offering and Redemption Price Per Share	$8.17
CLASS C:
Net Assets	$47
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	5,719
Net Asset Value, Offering and Redemption Price Per Share	$8.15
CLASS IS:
Net Assets	$15
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,788
Net Asset Value, Offering and Redemption Price Per Share	$8.17

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Short Duration Income Portfolio

Statement of Operations	Six Months Ended March 31, 2019 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $3 of Foreign Taxes Withheld)	$2,857
Dividends from Security of Affiliated Issuer (Note G)	80
Total Investment Income	2,937
Expenses:
Advisory Fees (Note B)	209
Shareholder Services Fees — Class A (Note D)	88
Distribution and Shareholder Services Fees — Class L (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Administration Fees (Note C)	84
Professional Fees	67
Sub Transfer Agency Fees — Class I	30
Sub Transfer Agency Fees — Class A	27
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Registration Fees	25
Shareholder Reporting Fees	20
Pricing Fees	18
Custodian Fees (Note F)	10
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Trustees' Fees and Expenses	5
Other Expenses	8
Total Expenses	600
Waiver of Advisory Fees (Note B)	(185)
Reimbursement of Class Specific Expenses — Class A (Note B)	(12)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(5)
Net Expenses	395
Net Investment Income	2,542
Realized Loss:
Investments Sold	(46)
Futures Contracts	(72)
Net Realized Loss	(118)
Change in Unrealized Appreciation (Depreciation):
Investments	1,641
Foreign Currency Translation	(— @)
Futures Contracts	(101)
Net Change in Unrealized Appreciation (Depreciation)	1,540
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	1,422
Net Increase in Net Assets Resulting from Operations	$3,964

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Short Duration Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2019 (unaudited) (000)	Year Ended September 30, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,542	$3,888
Net Realized Gain (Loss)	(118)	1,005
Net Change in Unrealized Appreciation (Depreciation)	1,540	(1,810)
Net Increase in Net Assets Resulting from Operations	3,964	3,083
Dividends and Distributions to Shareholders:
Class I	(1,654)	(2,211)
Class A	(787)	(1,446)
Class L	(5)	(6)
Class C	(— @)	(1)
Class IS	(— @)	(— @)
Total Dividends and Distributions to Shareholders	(2,446)	(3,664)
Capital Share Transactions:(1)
Class I:
Subscribed	80,950	42,948
Distributions Reinvested	1,653	2,208
Redeemed	(30,903)	(29,207)
Class A:
Subscribed	15,296	38,088
Distributions Reinvested	780	1,432
Redeemed	(12,595)	(52,848)
Class L:
Exchanged	577	44
Distributions Reinvested	5	5
Redeemed	(90)	(77)
Class C:
Distributions Reinvested	— @	— @
Redeemed	(6)	(1)
Class IS:
Subscribed	4	—
Distributions Reinvested	— @	—
Net Increase in Net Assets Resulting from Capital Share Transactions	55,671	2,592
Total Increase in Net Assets	57,189	2,011
Net Assets:
Beginning of Period	187,772	185,761
End of Period	$244,961	$187,772

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Short Duration Income Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2019 (unaudited) (000)	Year Ended September 30, 2018 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	9,958	5,294
Shares Issued on Distributions Reinvested	204	272
Shares Redeemed	(3,800)	(3,598)
Net Increase in Class I Shares Outstanding	6,362	1,968
Class A:
Shares Subscribed	1,878	4,678
Shares Issued on Distributions Reinvested	96	176
Shares Redeemed	(1,546)	(6,499)
Net Increase (Decrease) in Class A Shares Outstanding	428	(1,645)
Class L:
Shares Exchanged	71	5
Shares Issued on Distributions Reinvested	1	1
Shares Redeemed	(11)	(9)
Net Increase (Decrease) in Class L Shares Outstanding	61	(3)
Class C:
Shares Issued on Distributions Reinvested	— @@	— @@
Shares Redeemed	(1)	(— @@)
Net Increase (Decrease) in Class C Shares Outstanding	(1)	— @@
Class IS:
Shares Subscribed	— @@	—
Shares Issued on Distributions Reinvested	— @@	—
Net Increase in Class IS Shares Outstanding	— @@	—

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Financial Highlights

Short Duration Income Portfolio

	Class I
	Six Months Ended March 31, 2019		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$8.13		$8.15		$8.12		$7.71		$7.81		$7.76
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.10		0.17		0.16		0.15		0.13		0.12
Net Realized and Unrealized Gain (Loss)	0.05		(0.03)		0.02		0.41		(0.12)		0.04
Total from Investment Operations	0.15		0.14		0.18		0.56		0.01		0.16
Distributions from and/or in Excess of:
Net Investment Income	(0.10)		(0.16)		(0.15)		(0.15)		(0.11)		(0.11)
Net Asset Value, End of Period	$8.18		$8.13		$8.15		$8.12		$7.71		$7.81
Total Return(3)	1.89	%(10)	1.79	%(4)	2.29	%(5)	7.43	%(6)	0.06%		2.06%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$171,565		$118,810		$103,131		$98,603		$102,808		$119,059
Ratio of Expenses Before Expense Limitation	0.47	%(11)	0.50%		0.53%		0.65%		0.63%		0.78%
Ratio of Expenses After Expense Limitation	0.29	%(7)(11)	0.28	%(7)	0.30	%(7)	0.36	%(7)(8)	0.53	%(7)	0.53	%(7)
Ratio of Net Investment Income	2.52	%(7)(11)	2.13	%(7)	1.92	%(7)	1.97	%(7)(8)	1.72	%(7)	1.49	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(11)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	23	%(10)	40%		43%		66%		41%		60%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 1.54%.

(5)  Performance was positively impacted by approximately 0.51% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I shares would have been approximately 1.78%.

(6)  Performance was positively impacted by approximately 5.97% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 1.46%.

(7)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Effective January 11, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.30% for Class I shares. Prior to January 11, 2016, the maximum ratio was 0.53% for Class I shares.

(9)  Amount is less than 0.005%.

(10)  Not annualized.

(11)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Financial Highlights

Short Duration Income Portfolio

	Class A
	Six Months Ended March 31, 2019		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$8.15		$8.17		$8.13		$7.72		$7.83		$7.77
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.09		0.15		0.14		0.14		0.11		0.09
Net Realized and Unrealized Gain (Loss)	0.05		(0.03)		0.03		0.40		(0.14)		0.05
Total from Investment Operations	0.14		0.12		0.17		0.54		(0.03)		0.14
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		(0.14)		(0.13)		(0.13)		(0.08)		(0.08)
Net Asset Value, End of Period	$8.20		$8.15		$8.17		$8.13		$7.72		$7.83
Total Return(3)	1.75	%(10)	1.51	%(4)	2.15	%(5)	7.15	%(6)	(0.41)%		1.78%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$72,453		$68,517		$82,157		$66,821		$1,761		$940
Ratio of Expenses Before Expense Limitation	0.76	%(11)	0.80%		0.80%		0.80%		1.22%		1.10%
Ratio of Expenses After Expense Limitation	0.54	%(7)(11)	0.55	%(7)	0.55	%(7)	0.52	%(7)(8)	0.88	%(7)	0.88	%(7)
Ratio of Net Investment Income	2.26	%(7)(11)	1.85	%(7)	1.66	%(7)	1.83	%(7)(8)	1.40	%(7)	1.14	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(11)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	23	%(10)	40%		43%		66%		41%		60%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximate 1.26%.

(5)  Performance was positively impacted by approximately 0.50% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class A shares would have been approximately 1.65%.

(6)  Performance was positively impacted by approximately 5.94% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 1.21%.

(7)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Effective January 11, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.55% for Class A shares. Prior to January 11, 2016, the maximum ratio was 0.88% for Class A shares.

(9)  Amount is less than 0.005%.

(10)  Not annualized.

(11)  Annualized.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Financial Highlights

Short Duration Income Portfolio

	Class L
	Six Months Ended March 31, 2019		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$8.12		$8.15		$8.11		$7.70		$7.80		$7.75
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.08		0.13		0.11		0.11		0.08		0.06
Net Realized and Unrealized Gain (Loss)	0.05		(0.04)		0.04		0.41		(0.13)		0.05
Total from Investment Operations	0.13		0.09		0.15		0.52		(0.05)		0.11
Distributions from and/or in Excess of:
Net Investment Income	(0.08)		(0.12)		(0.11)		(0.11)		(0.05)		(0.06)
Net Asset Value, End of Period	$8.17		$8.12		$8.15		$8.11		$7.70		$7.80
Total Return(3)	1.63	%(10)	1.14	%(4)	1.90	%(5)	6.79	%(6)	(0.68)%		1.38%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$881		$382		$410		$403		$439		$200
Ratio of Expenses Before Expense Limitation	1.27	%(11)	1.52%		1.70%		1.83%		1.80%		3.48%
Ratio of Expenses After Expense Limitation	0.79	%(7)(11)	0.80	%(7)	0.80	%(7)	0.92	%(7)(8)	1.23	%(7)	1.23	%(7)
Ratio of Net Investment Income	2.04	%(7)(11)	1.61	%(7)	1.41	%(7)	1.42	%(7)(8)	1.05	%(7)	0.79	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(11)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	23	%(10)	40%		43%		66%		41%		60%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximate 0.89%.

(5)  Performance was positively impacted by approximately 0.51% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class L shares would have been approximately 1.39%.

(6)  Performance was positively impacted by approximately 5.92% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 0.87%.

(7)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Effective January 11, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.80% for Class L shares. Prior to January 11, 2016, the maximum ratio was 1.23% for Class L shares.

(9)  Amount is less than 0.005%.

(10)  Not annualized.

(11)  Annualized.

The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Financial Highlights

Short Duration Income Portfolio

	Class C
	Six Months Ended March 31, 2019		Year Ended September 30,						Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		September 30, 2015
Net Asset Value, Beginning of Period	$8.10		$8.13		$8.09		$7.69		$7.78
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.06		0.09		0.07		0.07		0.02
Net Realized and Unrealized Gain (Loss)	0.05		(0.04)		0.04		0.41		(0.09)
Total from Investment Operations	0.11		0.05		0.11		0.48		(0.07)
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		(0.08)		(0.07)		(0.08)		(0.02)
Net Asset Value, End of Period	$8.15		$8.10		$8.13		$8.09		$7.69
Total Return(4)	1.38	%(11)	0.64	%(5)	1.34	%(6)	6.24	%(7)	(0.92	)%(11)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$47		$52		$52		$95		$71
Ratio of Expenses Before Expense Limitation	5.64	%(12)	5.69%		4.92%		3.95%		6.73	%(12)
Ratio of Expenses After Expense Limitation	1.29	%(8)(12)	1.30	%(8)	1.30	%(8)	1.39	%(8)(9)	1.63	%(8)(12)
Ratio of Net Investment Income	1.51	%(8)(12)	1.11	%(8)	0.85	%(8)	0.93	%(8)(9)	0.73	%(8)(12)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(12)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)(12)
Portfolio Turnover Rate	23	%(11)	40%		43%		66%		41	%(11)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximate 0.39%.

(6)  Performance was positively impacted by approximately 0.50% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class C shares would have been approximately 0.84%.

(7)  Performance was positively impacted by approximately 5.77% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 0.47%.

(8)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Effective January 11, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.30% for Class C shares. Prior to January 11, 2016, the maximum ratio was 1.63% for Class C shares.

(10)  Amount is less than 0.005%.

(11)  Not annualized.

(12)  Annualized.

The accompanying notes are an integral part of the financial statements.
20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Financial Highlights

Short Duration Income Portfolio

	Class IS
	Six Months Ended March 31, 2019		Year Ended September 30,				Period from January 11, 2016(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		September 30, 2016(1)
Net Asset Value, Beginning of Period	$8.13		$8.15		$8.11		$7.65
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.10		0.18		0.16		0.17
Net Realized and Unrealized Gain (Loss)	0.04		(0.03)		0.04		0.39
Total from Investment Operations	0.14		0.15		0.20		0.56
Distributions from and/or in Excess of:
Net Investment Income	(0.10)		(0.17)		(0.16)		(0.10)
Net Asset Value, End of Period	$8.17		$8.13		$8.15		$8.11
Total Return(4)	1.78	%(10)	1.83	%(5)	2.46	%(6)	7.42	%(7)(10)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$15		$11		$11		$11

Ratio of Expenses Before Expense Limitation	15.90	%(11)	18.54%	16.24%	17.12	%(11)

Ratio of Expenses After Expense Limitation	0.24	%(8)(11)	0.25	%(8)	0.25	%(8)	0.25	%(8)(11)
Ratio of Net Investment Income	2.57	%(8)(11)	2.16	%(8)	1.96	%(8)	2.20	%(8)(11)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(11)	0.00	%(9)	0.00	%(9)	0.00	%(9)(11)
Portfolio Turnover Rate	23	%(10)	40%		43%		66	%(10)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class IS shares would have been approximate 1.58%.

(6)  Performance was positively impacted by approximately 0.51% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class IS shares would have been approximately 1.95%.

(7)  Performance was positively impacted by approximately 5.96% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class IS shares would have been approximately 1.46%.

(8)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Amount is less than 0.005%.

(10)  Not annualized.

(11)  Annualized.

The accompanying notes are an integral part of the financial statements.
21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of ten separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Short Duration Income Portfolio. The Fund seeks above-average total return over a market cycle of three to five years. The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS.

The Fund has suspended offering Class L and Class C shares to all investors. Class L and Class C shareholders of the Fund do not have the option of purchasing additional Class L and Class C shares, respectively. However, existing Class L and Class C shareholders may invest in additional Class L and Class C shares through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$1,384	$—	$1,384
Agency Bond — Consumer Discretionary (U.S. Government Guaranteed)	—	410	—	410
Agency Fixed Rate Mortgages	—	1,929	—	1,929
Asset-Backed Securities	—	40,984	—	40,984
Collateralized Mortgage Obligations — Agency Collateral Series	—	1,539	—	1,539
Commercial Mortgage-Backed Securities	—	982	—	982
Corporate Bonds	—	136,054	—	136,054
Mortgages — Other	—	12,142	—	12,142
Sovereign	—	733	—	733
U.S. Agency Security	—	2,291	—	2,291
U.S. Treasury Security	—	5,096	—	5,096
Total Fixed Income Securities	—	203,544	—	203,544
Short-Term Investments
Commercial Paper	—	36,544	—	36,544
Investment Company	3,232	—	—	3,232
U.S. Treasury Security	—	1,337	—	1,337
Total Short-Term Investments	3,232	37,881	—	41,113
Total Assets	3,232	241,425	—	244,657
Liabilities:
Futures Contract	(41)	—	—	(41)
Total	$3,191	$241,425	$—	$244,616

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

  Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

  The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2019:

	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contract	Variation Margin on Futures Contract	Interest Rate Risk	$(41	)(a)

(a)  This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2019 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$(72)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$(101)

For the six months ended March 31, 2019, the approximate average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:
Average monthly notional value	$15,806,000

5.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

6.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.20% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.30% for Class I shares, 0.55% for Class A shares, 0.80% for Class L shares, 1.30% for Class C shares and 0.25% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2019, approximately $185,000 of advisory fees were waived and approximately $15,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to Funds the Funds of the Trust.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services to the Fund with respect to certain direct transactions with the Fund.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $64,253,000 and $34,781,000, respectively. For the six months ended March 31, 2019, purchases and sales of long-term U.S. Government securities were approximately $7,993,000 and $5,357,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2019, advisory fees paid were reduced by approximately $5,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2019 is as follows:

Affiliated Investment Company	Value September 30, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$1,591	$92,753	$91,112	$80
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2019 (000)
Liquidity Funds	$—	$—	$3,232

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From: Ordinary Income (000)	2017 Distributions Paid From: Ordinary Income (000)
$3,664	$2,981

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to paydown adjustments and an expired capital loss carryforward, resulted in the following reclassifications among the components of net assets at September 30, 2018:

Total Distributable Earnings (Loss) (000)	Paid-in- Capital (000)
$34,040	$(34,040)

At September 30, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$828	$—

At September 30, 2018, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $939,000 and $2,557,000, respectively, that do not have an expiration date.

During the year ended September 30, 2018, capital loss carryforwards of approximately $34,040,000 expired for federal income tax purposes.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended September 30, 2018, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $949,000.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 31, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 63.0%.

K. Accounting Pronouncement: In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the "ASU") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be accreted to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

28

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

29

Privacy Notice (unaudited) (cont'd)

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Co-Transfer Agent

Morgan Stanley Services Company, Inc.
522 Fifth Avenue
New York, New York 10036

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

31

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTLDSAN
2516246 EXP 05.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Semi-Annual Report

March 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	29
Consolidated Statement of Operations	31
Consolidated Statements of Changes in Net Assets	32
Consolidated Financial Highlights	34
Notes to Consolidated Financial Statements	39
Privacy Notice	52
Trustee and Officer Information	54

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Strategist Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2019

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Consolidated Expense Example (unaudited)

Global Strategist Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/18	Actual Ending Account Value 3/31/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Strategist Portfolio Class I	$1,000.00	$1,008.50	$1,021.29	$3.66	$3.68	0.73%
Global Strategist Portfolio Class A	1,000.00	1,006.80	1,019.75	5.20	5.24	1.04
Global Strategist Portfolio Class L	1,000.00	1,004.30	1,017.20	7.75	7.80	1.55
Global Strategist Portfolio Class C	1,000.00	1,003.00	1,015.81	9.14	9.20	1.83
Global Strategist Portfolio Class IS	1,000.00	1,008.90	1,021.44	3.51	3.53	0.70

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments

Global Strategist Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (44.7%)
Agency Adjustable Rate Mortgage (0.1%)
United States (0.1%)
Federal Home Loan Mortgage Corporation, Conventional Pool:
1 Month USD LIBOR + 1.62%, 2.48%, 7/1/45	$189	$191
Agency Fixed Rate Mortgages (3.3%)
United States (3.3%)
Federal Home Loan Mortgage Corporation,
4.50%, 1/1/49	200	206
Gold Pools:
3.50%, 1/1/44 - 6/1/45	1,191	1,217
6.50%, 5/1/32 - 7/1/32	41	45
7.50%, 5/1/35	4	5
Federal National Mortgage Association,
April TBA:
3.00%, 4/1/34 (a)	250	252
3.50%, 4/1/49 (a)	1,654	1,677
4.00%, 4/1/49 (a)	1,134	1,167
4.50%, 4/1/49	500	521
Conventional Pools:
3.50%, 3/1/47 - 3/1/49	478	485
4.00%, 4/1/45 - 4/1/49	1,427	1,480
4.50%, 3/1/41 - 11/1/44	242	254
5.00%, 1/1/41 - 3/1/41	685	740
6.00%, 1/1/38	5	5
6.50%, 12/1/29	13	14
7.00%, 2/1/31	68	69
7.50%, 8/1/37	8	10
Government National Mortgage Association,
Various Pools:
4.00%, 8/20/41 - 11/20/42	357	372
5.00%, 2/20/49 - 3/20/49	650	676
5.50%, 8/15/39	41	44
		9,239
Asset-Backed Securities (0.3%)
United States (0.3%)
New Century Home Equity Loan Trust,
1 Month USD LIBOR + 1.35%, 3.84%, 3/25/33 (b)	206	207
NovaStar Mortgage Funding Trust,
1 Month USD LIBOR + 1.58%, 4.06%, 12/25/34 (b)	200	201
Renaissance Home Equity Loan Trust,
1 Month USD LIBOR + 0.76%, 3.25%, 12/25/32 (b)	235	234
United Auto Credit Securitization Trust,
4.26%, 5/10/23 (c)	250	252
		894
Collateralized Mortgage Obligations — Agency Collateral Series (0.1%)
United States (0.1%)
Federal Home Loan Mortgage Corporation,
2.79%, 1/25/22	75	75
2.97%, 10/25/21	89	89
	Face Amount (000)		Value (000)
IO REMIC
6.05% - 1 Month USD LIBOR, 3.57%, 4/15/39 (b)		$46	$3
			167
Commercial Mortgage-Backed Securities (0.8%)
Ireland (0.1%)
Taurus 2018-2 UK DAC,
3 Month GBP LIBOR + 1.10%, 1.99%, 5/22/28 (b)	GBP	250	323
United States (0.7%)
COMM Mortgage Trust,
3.28%, 1/10/46		$305	308
4.73%, 7/15/47 (b)(c)		152	145
JP Morgan Chase Commercial Mortgage Securities Trust,
4.39%, 7/15/46 (c)		98	100
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		255	261
WFCG Commercial Mortgage Trust,
1 Month USD LIBOR + 3.14%, 5.62%, 11/15/29 (b)(c)		321	321
WFRBS Commercial Mortgage Trust,
3.99%, 10/15/57 (b)(c)		362	331
5.03%, 9/15/46 (b)(c)		375	359
			1,825
			2,148
Corporate Bonds (13.6%)
Australia (0.7%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	400	459
Commonwealth Bank of Australia,
1.75%, 11/7/19 (c)		$350	348
Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)		270	288
Macquarie Group Ltd.,
6 Month USD LIBOR + 1.33%, 4.15%, 3/27/24 (c)		125	127
Transurban Finance Co., Pty Ltd.,
4.13%, 2/2/26		170	172
Woolworths Group Ltd.,
4.00%, 9/22/20 (c)		400	404
			1,798
Canada (0.8%)
Goldcorp, Inc.,
3.70%, 3/15/23		198	201
Province of Alberta Canada,
1.75%, 8/26/20		700	693
Province of British Columbia Canada,
2.00%, 10/23/22		700	689
Royal Bank of Canada,
2.75%, 2/1/22		625	627
			2,210

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Chile (0.1%)
Banco del Estado de Chile,
2.67%, 1/8/21 (c)		$300	$297
China (0.1%)
Baidu, Inc.,
2.88%, 7/6/22		200	198
Syngenta Finance N.V.,
4.44%, 4/24/23 (c)		200	204
			402
Colombia (0.2%)
Ecopetrol SA,
5.88%, 9/18/23		630	690
Denmark (0.1%)
Danske Bank A/S,
5.00%, 1/12/22		200	205
France (1.1%)
Air Liquide Finance SA,
1.75%, 9/27/21 (c)		200	195
Banque Federative du Credit Mutuel SA,
2.00%, 9/19/19	EUR	500	567
BNP Paribas SA,
3.80%, 1/10/24 (c)		$525	529
5.00%, 1/15/21		95	99
BPCE SA,
5.15%, 7/21/24		450	470
Danone SA,
1.69%, 10/30/19 (c)		475	472
Electricite de France SA,
5.00%, 0/0/0 (d)	EUR	300	356
TOTAL SA,
2.71%, 12/29/49 (d)		100	118
3.88%, 12/29/49 (d)		100	122
			2,928
Germany (1.1%)
Bayer US Finance II LLC,
3.88%, 12/15/23 (c)		$250	252
BMW US Capital LLC,
2.15%, 4/6/20 (c)		525	522
Daimler Finance North America LLC,
1.50%, 7/5/19 (c)		300	299
Deutsche Bank AG,
2.70%, 7/13/20		625	619
Deutsche Telekom International Finance BV,
3.60%, 1/19/27 (c)		150	148
Kreditanstalt fuer Wiederaufbau,
1.13%, 9/15/32	EUR	480	575
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen,
6.00%, 5/26/41		400	502
Siemens Financieringsmaatschappij N.V.,
1.30%, 9/13/19 (c)		$250	248
			3,165
	Face Amount (000)		Value (000)
Hong Kong (0.1%)
CK Hutchison International 16 Ltd.,
1.88%, 10/3/21 (c)		$200	$195
India (0.1%)
ONGC Videsh Vankorneft Pte Ltd.,
3.75%, 7/27/26		200	196
Israel (0.1%)
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21		315	300
Italy (0.1%)
FCA Bank SpA,
1.38%, 4/17/20	EUR	250	284
Telecom Italia Finance SA,
7.75%, 1/24/33		80	116
			400
Korea, Republic of (0.2%)
Korea Hydro & Nuclear Power Co., Ltd.,
3.75%, 7/25/23 (c)		$510	527
Malaysia (0.2%)
Petronas Capital Ltd.,
3.50%, 3/18/25 (c)		675	688
Netherlands (0.4%)
ABN AMRO Bank N.V.,
2.88%, 6/30/25	EUR	250	289
Cooperatieve Rabobank UA,
3.95%, 11/9/22		$250	255
Series G
3.75%, 11/9/20	EUR	300	356
ING Bank N.V.,
5.80%, 9/25/23 (c)		$240	259
			1,159
Spain (0.4%)
Banco Santander SA,
5.18%, 11/19/25		600	634
Telefonica Emisiones SA,
4.71%, 1/20/20	EUR	300	350
			984
Sweden (0.2%)
Skandinaviska Enskilda Banken AB,
2.30%, 3/11/20		$525	523
Switzerland (0.3%)
Credit Suisse Group AG,
3.57%, 1/9/23 (c)		325	326
UBS Group Funding Switzerland AG,
3.49%, 5/23/23 (c)		500	503
			829
United Arab Emirates (0.1%)
ADCB Finance Cayman Ltd.,
4.00%, 3/29/23 (c)		200	204

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United Kingdom (1.3%)
BP Capital Markets PLC,
2.50%, 11/6/22		$275	$273
HSBC Holdings PLC,
3.95%, 5/18/24		550	561
Lloyds Bank PLC,
6.50%, 3/24/20	EUR	450	535
Lloyds Banking Group PLC,
4.55%, 8/16/28		$375	389
Nationwide Building Society,
6 Month USD LIBOR + 1.06%, 3.77%, 3/8/24 (c)		300	299
6 Month USD LIBOR + 1.39%, 4.36%, 8/1/24		200	203
NGG Finance PLC,
5.63%, 6/18/73	GBP	200	280
Royal Bank of Scotland Group PLC,
3.88%, 9/12/23		$550	552
Standard Chartered PLC,
2.10%, 8/19/19 (c)		300	299
Vodafone Group PLC,
4.38%, 5/30/28		275	280
			3,671
United States (5.9%)
Abbott Laboratories,
3.40%, 11/30/23		87	89
Air Lease Corp.,
2.13%, 1/15/20		400	398
Altria Group, Inc.,
3.80%, 2/14/24		325	331
Amazon.com, Inc.,
2.80%, 8/22/24		375	376
American Express Credit Corp.,
MTN
2.20%, 3/3/20		375	373
Apple, Inc.,
2.50%, 2/9/22		500	500
AT&T, Inc.,
1.80%, 9/5/26	EUR	150	176
4.25%, 3/1/27		$150	154
4.50%, 3/9/48		91	85
5.15%, 2/15/50		100	102
Bank of America Corp.,
MTN
4.00%, 1/22/25		375	383
Burlington Northern Santa Fe LLC,
4.55%, 9/1/44		195	214
Capital One Financial Corp.,
2.50%, 5/12/20		250	249
3.30%, 10/30/24		325	322
Capital One NA,
1.85%, 9/13/19		400	398
	Face Amount (000)	Value (000)
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	$100	$106
6.48%, 10/23/45	150	168
Cigna Corp.,
3.75%, 7/15/23 (c)	250	256
Citigroup, Inc.,
5.50%, 9/13/25	250	274
Coca-Cola Co. (The),
3.20%, 11/1/23	250	257
Constellation Brands, Inc.,
4.40%, 11/15/25	200	210
CVS Health Corp.,
3.70%, 3/9/23	525	534
Discover Bank,
3.10%, 6/4/20	525	526
Dollar Tree, Inc.,
3.70%, 5/15/23	175	178
Dow Chemical Co. (The),
4.55%, 11/30/25 (c)	325	343
Duke Energy Corp.,
1.80%, 9/1/21	275	269
Five Corners Funding Trust,
4.42%, 11/15/23 (c)	350	370
Ford Motor Credit Co., LLC,
2.68%, 1/9/20	300	299
Fox Corp.,
4.71%, 1/25/29 (c)	175	188
GE Capital International Funding Co., Unlimited Co.,
4.42%, 11/15/35	250	231
General Motors Financial Co., Inc.,
2.35%, 10/4/19	200	199
Goldman Sachs Group, Inc. (The),
2.88%, 10/31/22	350	347
HSBC USA, Inc.,
3.50%, 6/23/24	100	101
JPMorgan Chase & Co.,
2.25%, 1/23/20	900	897
Liberty Mutual Group, Inc.,
4.85%, 8/1/44	100	102
McDonald's Corp., MTN
3.38%, 5/26/25	275	280
Medtronic, Inc.,
3.63%, 3/15/24	250	260
Metropolitan Life Global Funding I,
2.40%, 1/8/21 (c)	525	522
Microsoft Corp.,
1.55%, 8/8/21	525	513
NBC Universal Media LLC,
4.38%, 4/1/21	175	181

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United States (cont'd)
NextEra Energy Capital Holdings, Inc.,
3.55%, 5/1/27		$350	$352
Oracle Corp.,
3.40%, 7/8/24		175	179
PepsiCo, Inc.,
2.63%, 4/28/26	EUR	200	258
Prologis Euro Finance LLC,
1.88%, 1/5/29		100	118
Rockwell Collins, Inc.,
1.95%, 7/15/19		$525	524
salesforce.com, Inc.,
3.25%, 4/11/23		300	308
Starbucks Corp.,
3.80%, 8/15/25		250	258
Stryker Corp.,
2.63%, 11/30/30	EUR	100	126
Synchrony Bank,
3.65%, 5/24/21		$250	252
Thermo Fisher Scientific, Inc.,
Series . 1.40%, 1/23/26	EUR	250	292
Union Pacific Corp.,
3.95%, 9/10/28		$115	121
UnitedHealth Group, Inc.,
2.88%, 3/15/23		250	252
4.25%, 3/15/43		150	158
Verizon Communications, Inc.,
4.67%, 3/15/55		231	236
Visa, Inc.,
3.15%, 12/14/25		200	203
Walmart, Inc.,
2.55%, 4/11/23		200	200
Wells Fargo & Co.,
3.00%, 10/23/26		850	830
			16,428
			37,799
Mortgages — Other (1.1%)
United Kingdom (0.1%)
Moorgate Funding Ltd.,
1 Month GBP LIBOR + 1.10%, 1.83%, 10/15/50 (b)	GBP	150	196
United States (1.0%)
Banc of America Alternative Loan Trust,
5.86%, 10/25/36		$31	17
6.00%, 4/25/36		3	3
ChaseFlex Trust,
6.00%, 2/25/37		27	19
Federal Home Loan Mortgage Corporation,
3.00%, 9/25/45 - 5/25/47		1,080	1,063
3.50%, 5/25/45 - 7/25/46		581	584
4.00%, 5/25/45		58	59
	Face Amount (000)		Value (000)
GSR Mortgage Loan Trust,
5.75%, 1/25/37		$16	$15
Lehman Mortgage Trust,
5.50%, 11/25/35		6	6
6.50%, 9/25/37		21	12
Seasoned Credit Risk Transfer Trust,
3.00%, 8/25/56		269	266
Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/58		398	384
3.50%, 7/25/58		398	395
			2,823
			3,019
Sovereign (22.8%)
Argentina (2.6%)
Argentine Republic Government International Bond,
5.88%, 1/11/28		2,519	1,940
6.25%, 4/22/19		5,202	5,202
			7,142
Australia (0.7%)
Australia Government Bond,
2.75%, 11/21/27 - 11/21/28	AUD	2,460	1,894
Austria (0.3%)
Republic of Austria Government Bond,
4.15%, 3/15/37 (c)	EUR	410	728
Belgium (0.6%)
Kingdom of Belgium Government Bond,
0.80%, 6/22/28 (c)		750	880
1.90%, 6/22/38 (c)		670	859
			1,739
Canada (1.1%)
Canadian Government Bond,
1.00%, 6/1/27	CAD	1,400	998
1.50%, 6/1/26		—	—
2.00%, 6/1/28		2,530	1,953
			2,951
China (0.3%)
Sinopec Group Overseas Development 2013 Ltd.,
2.63%, 10/17/20	EUR	300	350
Sinopec Group Overseas Development 2015 Ltd.,
2.50%, 4/28/20 (c)		$575	572
			922
Cyprus (0.1%)
Cyprus Government International Bond,
2.75%, 6/27/24	EUR	130	161
3.75%, 7/26/23		130	166
			327
Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	1,820	290

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
France (0.8%)
French Republic Government Bond OAT,
1.75%, 5/25/23	EUR	920	$1,124
2.00%, 5/25/48 (c)		420	552
3.25%, 5/25/45		350	575
			2,251
Germany (0.4%)
Bundesrepublik Deutschland Bundesanleihe,
4.25%, 7/4/39		580	1,145
Greece (2.2%)
Hellenic Republic Government Bond,
3.75%, 1/30/28		5,408	6,136
Hungary (0.4%)
Hungary Government Bond,
3.00%, 10/27/27	HUF	59,700	218
5.50%, 6/24/25		121,100	508
Hungary Government International Bond,
5.75%, 11/22/23		$360	399
			1,125
Indonesia (0.3%)
Indonesia Government International Bond,
1.75%, 4/24/25	EUR	340	390
Indonesia Treasury Bond,
6.13%, 5/15/28	IDR	3,175,000	202
8.25%, 5/15/29		3,325,000	244
			836
Italy (1.2%)
Italy Buoni Poliennali Del Tesoro,
1.45%, 9/15/22	EUR	950	1,078
3.75%, 9/1/24		1,180	1,458
3.85%, 9/1/49 (c)		630	743
			3,279
Japan (6.5%)
Japan Government Ten Year Bond,
0.10%, 6/20/26	JPY	305,000	2,815
0.50%, 9/20/24		330,000	3,094
1.10%, 6/20/21		578,000	5,364
Japan Government Thirty Year Bond,
0.30%, 6/20/46		173,000	1,493
1.70%, 6/20/33		253,000	2,796
2.00%, 9/20/40		194,000	2,337
			17,899
Malaysia (0.1%)
Malaysia Government Bond,
3.96%, 9/15/25	MYR	1,600	398
Mexico (0.8%)
Mexican Bonos,
8.50%, 5/31/29	MXN	16,000	848
Series M
7.50%, 6/3/27		19,000	949
	Face Amount (000)		Value (000)
Petroleos Mexicanos,
4.88%, 1/18/24		$330	$326
			2,123
Netherlands (0.2%)
Netherlands Government Bond,
3.75%, 1/15/42 (c)	EUR	300	569
New Zealand (0.0%)
New Zealand Government Bond,
3.00%, 4/20/29	NZD	100	76
Norway (0.1%)
Norway Government Bond,
2.00%, 5/24/23 (c)	NOK	2,000	238
Poland (0.3%)
Republic of Poland Government Bond,
2.50%, 7/25/27	PLN	1,750	451
2.75%, 4/25/28		1,500	391
			842
Portugal (0.3%)
Portugal Obrigacoes do Tesouro OT,
3.88%, 2/15/30 (c)	EUR	620	873
Russia (0.1%)
Russian Federal Bond — OFZ,
7.00%, 8/16/23	RUB	13,000	192
Spain (1.5%)
Spain Government Bond,
0.35%, 7/30/23	EUR	1,400	1,591
0.40%, 4/30/22		890	1,017
1.95%, 7/30/30 (c)		470	567
2.70%, 10/31/48 (c)		180	222
4.40%, 10/31/23 (c)		560	751
			4,148
Supernational (0.7%)
European Financial Stability Facility,
1.25%, 5/24/33		290	348
European Investment Bank,
0.20%, 7/15/24		500	571
International Bank for Reconstruction & Development,
2.20%, 2/27/24	AUD	1,590	1,144
			2,063
Sweden (0.1%)
Sweden Government Bond,
1.00%, 11/12/26	SEK	1,270	146
United Kingdom (1.0%)
United Kingdom Gilt,
3.50%, 1/22/45	GBP	1,100	2,018
4.25%, 9/7/39		420	812
			2,830
			63,162

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (2.6%)
United States (2.6%)
U.S. Treasury Bonds,
2.50%, 2/15/45	$940	$887
3.13%, 5/15/48	1,890	2,004
4.25%, 11/15/40	2,230	2,794
U.S. Treasury Notes,
2.25%, 2/15/27	1,510	1,499
		7,184
Total Fixed Income Securities (Cost $122,176)		123,803
	Shares
Common Stocks (39.6%)
Australia (1.3%)
AGL Energy Ltd.	2,939	45
Alumina Ltd.	9,016	16
Amcor Ltd.	4,304	47
AMP Ltd.	10,856	16
APA Group	4,813	34
Aristocrat Leisure Ltd.	1,978	35
ASX Ltd.	710	35
Aurizon Holdings Ltd.	7,590	25
AusNet Services	7,243	9
Australia & New Zealand Banking Group Ltd.	12,236	227
Bank of Queensland Ltd.	1,688	11
Bendigo & Adelaide Bank Ltd.	2,148	15
BHP Group Ltd.	11,548	316
Boral Ltd.	4,314	14
Brambles Ltd.	5,900	49
Caltex Australia Ltd.	989	18
Challenger Ltd.	2,255	13
CIMIC Group Ltd.	385	13
Coca-Cola Amatil Ltd.	2,264	14
Cochlear Ltd.	210	26
Coles Group Ltd. (e)	4,411	37
Commonwealth Bank of Australia	6,498	327
Computershare Ltd.	1,727	21
Crown Resorts Ltd.	1,419	12
CSL Ltd.	1,740	242
Dexus REIT	3,582	32
Domino's Pizza Enterprises Ltd.	243	7
Flight Centre Travel Group Ltd.	229	7
Fortescue Metals Group Ltd.	5,589	28
Goodman Group REIT	6,672	63
GPT Group (The) REIT	6,651	29
Harvey Norman Holdings Ltd.	2,165	6
Healthscope Ltd.	6,664	12
Incitec Pivot Ltd.	6,214	14
Insurance Australia Group Ltd.	8,725	48
James Hardie Industries PLC CDI	1,654	21
Lend Lease Group REIT	2,037	18
Macquarie Group Ltd.	1,132	104
Medibank Pvt Ltd.	10,155	20
	Shares	Value (000)
Mirvac Group REIT	13,760	$27
National Australia Bank Ltd.	11,381	205
Newcrest Mining Ltd.	2,765	50
Oil Search Ltd.	5,018	28
OneMarket Ltd. (e)	390	—	@
Orica Ltd.	1,381	17
Origin Energy Ltd.	6,452	33
Qantas Airways Ltd.	1,903	8
QBE Insurance Group Ltd.	5,464	48
Ramsay Health Care Ltd.	513	23
REA Group Ltd.	208	11
Rio Tinto Ltd.	1,539	107
Santos Ltd.	6,641	32
Scentre Group REIT	19,731	58
Seek Ltd.	1,232	15
Shopping Centres Australasia Property Group REIT	57	—	@
Sonic Healthcare Ltd.	1,551	27
South32 Ltd.	19,209	51
Stockland REIT	9,747	27
Suncorp Group Ltd.	4,739	46
Sydney Airport	4,061	21
Tabcorp Holdings Ltd.	7,322	24
Telstra Corp., Ltd.	18,848	45
TPG Telecom Ltd.	1,345	7
Transurban Group	7,516	71
Treasury Wine Estates Ltd.	2,703	29
Vicinity Centres REIT	12,291	23
Vocus Group Ltd. (e)	2,100	6
Wesfarmers Ltd.	4,138	102
Westpac Banking Corp.	12,757	235
Woodside Petroleum Ltd.	2,818	70
Woolworths Group Ltd.	5,210	113
		3,585
Austria (0.1%)
Erste Group Bank AG	2,151	79
IMMOFINANZ AG (e)	344	9
Raiffeisen Bank International AG	1,061	24
voestalpine AG	1,248	38
		150
Belgium (0.4%)
Ageas	778	38
Anheuser-Busch InBev SA N.V.	3,367	283
bpost SA	16,646	180
Cie d'Entreprises CFE	215	20
Colruyt SA	247	18
D'ieteren SA	578	23
Econocom Group SA	9,327	38
Groupe Bruxelles Lambert SA	331	32
KBC Group N.V.	2,816	197
Proximus SADP	744	21
Solvay SA	307	33

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Belgium (cont'd)
Telenet Group Holding N.V.	220	$11
UCB SA	517	44
Umicore SA	773	34
		972
Canada (2.4%)
Agnico Eagle Mines Ltd.	900	39
Alimentation Couche-Tard, Inc., Class B	1,731	102
AltaGas Ltd.	800	11
ARC Resources Ltd.	1,245	9
Atco Ltd., Class I	400	14
Bank of Montreal	2,898	217
Bank of Nova Scotia (The)	5,211	277
Barrick Gold Corp.	2,332	32
Barrick Gold Corp.	3,971	55
Bausch Health Cos., Inc. (e)	1,100	27
BCE, Inc.	900	40
Blackberry Ltd. (e)	1,920	19
Bombardier, Inc., Class B (e)	7,198	14
Brookfield Asset Management, Inc., Class A	3,013	140
CAE, Inc.	900	20
Cameco Corp.	1,534	18
Canadian Imperial Bank of Commerce	1,638	129
Canadian National Railway Co.	2,676	240
Canadian Natural Resources Ltd.	4,129	113
Canadian Pacific Railway Ltd.	800	165
Canadian Tire Corp., Ltd., Class A	400	43
Canadian Utilities Ltd., Class A	700	19
CCL Industries, Inc., Class B	900	36
Cenovus Energy, Inc.	3,069	27
CGI, Inc. (e)	1,000	69
CI Financial Corp.	1,000	14
Constellation Software, Inc.	100	85
Crescent Point Energy Corp.	2,113	7
Dollarama, Inc.	1,600	43
Eldorado Gold Corp. (e)	538	3
Element Fleet Management Corp.	1,438	9
Emera, Inc.	300	11
Empire Co., Ltd., Class A	800	17
Enbridge, Inc.	14,947	541
Encana Corp.	3,647	26
Encana Corp.	542	4
Fairfax Financial Holdings Ltd.	100	46
Finning International, Inc.	800	14
First Capital Realty, Inc.	700	11
First Quantum Minerals Ltd.	2,594	29
Fortis, Inc.	1,634	60
Franco-Nevada Corp.	800	60
George Weston Ltd.	431	31
Gibson Energy, Inc.	1,500	26
Gildan Activewear, Inc.	900	32
Goldcorp, Inc.	2,973	34
	Shares	Value (000)
Great-West Lifeco, Inc.	1,000	$24
H&R Real Estate Investment Trust REIT	800	14
Husky Energy, Inc.	1,298	13
Hydro One Ltd.	1,000	16
IA Financial Corp., Inc. (e)	600	22
IGM Financial, Inc.	500	13
Imperial Oil Ltd.	956	26
Intact Financial Corp.	700	59
Inter Pipeline Ltd.	5,345	88
Keyera Corp.	3,000	71
Kinder Morgan Canada Ltd.	400	5
Kinross Gold Corp. (e)	4,414	15
Linamar Corp.	300	11
Loblaw Cos., Ltd.	973	48
Magna International, Inc.	1,438	70
Manulife Financial Corp.	7,083	120
Methanex Corp.	500	28
Metro, Inc.	900	33
National Bank of Canada	1,400	63
Nutrien Ltd.	2,569	136
Onex Corp.	500	28
Open Text Corp.	900	35
Pembina Pipeline Corp.	7,258	267
Peyto Exploration & Development Corp.	800	4
Power Corp. of Canada	1,342	31
Power Financial Corp.	1,000	23
PrairieSky Royalty Ltd.	777	10
Restaurant Brands International, Inc.	1,000	65
RioCan Real Estate Investment Trust REIT	800	16
Rogers Communications, Inc., Class B	1,442	78
Royal Bank of Canada	6,267	473
Saputo, Inc.	1,100	38
Seven Generations Energy Ltd., Class A (e)	1,100	8
Shaw Communications, Inc., Class B	1,534	32
SmartCentres Real Estate Investment Trust REIT	400	11
SNC-Lavalin Group, Inc.	800	20
Sun Life Financial, Inc.	2,305	89
Suncor Energy, Inc.	5,988	194
Teck Resources Ltd., Class B	2,209	51
TELUS Corp.	1,000	37
Thomson Reuters Corp.	1,089	64
Tidewater Midstream and Infrastructure Ltd.	1,600	2
Toronto-Dominion Bank (The)	7,709	418
Tourmaline Oil Corp.	900	14
TransCanada Corp.	12,362	555
Trisura Group Ltd. (e)	27	1
Turquoise Hill Resources Ltd. (e)	3,840	6
Vermilion Energy, Inc.	600	15
West Fraser Timber Co., Ltd.	400	19
Wheaton Precious Metals Corp.	1,631	39
Yamana Gold, Inc.	3,262	9
		6,505

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
China (0.0%)
Yum China Holdings, Inc.	736	$33
Denmark (0.3%)
AP Moller - Maersk A/S Series A	13	16
AP Moller - Maersk A/S Series B	25	32
Carlsberg A/S Series B	76	9
Coloplast A/S Series B	59	6
Danske Bank A/S	3,374	59
DSV A/S	1,614	133
Novo Nordisk A/S Series B	9,390	492
Novozymes A/S Series B	1,296	60
Orsted A/S	113	9
Vestas Wind Systems A/S	1,630	137
		953
Finland (0.2%)
Elisa Oyj	727	33
Fortum Oyj	2,168	44
Kone Oyj, Class B	1,466	74
Metso Oyj	490	17
Neste Oyj	568	60
Nokia Oyj	25,458	145
Nokian Renkaat Oyj	860	29
Orion Oyj, Class B	455	17
Sampo Oyj, Class A	1,940	88
Stora Enso Oyj, Class R	2,428	30
UPM-Kymmene Oyj	2,325	68
Wartsila Oyj Abp	1,947	31
		636
France (4.0%)
Accor SA	805	33
Aeroports de Paris (ADP)	1,876	363
Air Liquide SA	1,822	232
Airbus SE	2,498	331
Akka Technologies	587	40
ALD SA	2,806	39
Alstom SA	653	28
Alten SA	1,512	162
Altran Technologies SA	12,017	132
Amundi SA	254	16
ArcelorMittal	2,814	57
Arkema SA	289	28
Atos SE	407	39
AXA SA	8,252	208
BioMerieux	178	15
BNP Paribas SA	12,799	613
Bollore SA	3,690	17
Bouygues SA	907	32
Bureau Veritas SA	1,127	27
Capgemini SE	683	83
Carrefour SA	2,565	48
Casino Guichard Perrachon SA	234	10
Cie de Saint-Gobain	2,169	79
	Shares	Value (000)
Cie Generale des Etablissements Michelin SCA	1,248	$148
CNP Assurances	719	16
Covivio REIT	142	15
Credit Agricole SA	13,140	159
Danone SA	2,726	210
Dassault Aviation SA	11	16
Dassault Systemes SE	556	83
Derichebourg SA	13,495	55
Edenred	948	43
Eiffage SA	3,716	357
Electricite de France SA	2,800	38
Elior Group SA	9,782	131
Engie SA	8,965	134
EssilorLuxottica SA	881	96
Eurazeo SE	192	15
Eurofins Scientific	48	20
Eutelsat Communications SA	748	13
Faurecia SA	550	23
Fnac Darty SA (e)	1,606	120
Gecina SA REIT	202	30
Getlink SE	1,972	30
Hermes International	135	89
ICADE REIT	142	12
Iliad SA	132	13
Imerys SA	153	8
Ingenico Group SA	252	18
Ipsen SA	161	22
Jacquet Metal Service SA	947	16
JCDecaux SA	315	10
Kaufman & Broad SA	926	38
Kering SA	324	186
Klepierre SA REIT	934	33
L'Oreal SA	1,139	307
Lagardere SCA	507	13
Legrand SA	1,126	76
LVMH Moet Hennessy Louis Vuitton SE	1,195	441
Natixis SA	4,019	22
Orange SA	9,977	162
Pernod Ricard SA	969	174
Peugeot SA	30,537	747
Publicis Groupe SA	884	47
Remy Cointreau SA	98	13
Renault SA	1,401	93
Rexel SA	1,272	14
Safran SA	1,417	195
Sanofi	4,924	435
Schneider Electric SE	2,415	190
SCOR SE	731	31
SEB SA	97	16
SES SA	1,554	24
Societe BIC SA	121	11
Societe Generale SA	8,746	254

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
France (cont'd)
Sodexo SA	391	$43
STMicroelectronics N.V.	2,874	43
Suez	2,097	28
Teleperformance	248	45
Thales SA	455	55
TOTAL SA	10,018	556
Ubisoft Entertainment SA (e)	269	24
Unibail-Rodamco-Westfield REIT	423	69
Unibail-Rodamco-Westfield REIT CDI	3,080	25
Valeo SA	1,749	51
Veolia Environnement SA	2,433	54
Vinci SA	17,299	1,684
Vivendi SA	4,390	127
Wendel SA	119	15
Worldline SA (e)	4,327	257
		11,170
Germany (2.7%)
1&1 Drillisch AG	229	8
Adidas AG	796	193
Allianz SE (Registered)	1,905	424
Amadeus Fire AG	166	19
Aumann AG	1,495	47
Axel Springer SE	209	11
BASF SE	3,917	288
Bayer AG (Registered)	3,680	238
Bayerische Motoren Werke AG	2,419	187
Bayerische Motoren Werke AG (Preference)	404	27
Bechtle AG	1,978	183
Befesa SA	890	39
Beiersdorf AG	455	47
Bilfinger SE	3,882	135
Brenntag AG	662	34
CANCOM SE	2,728	123
Commerzbank AG (e)	11,864	92
Continental AG	801	121
Covestro AG	686	38
Daimler AG (Registered)	6,848	401
Deutsche Bank AG (Registered)	8,716	71
Deutsche Boerse AG	799	102
Deutsche Lufthansa AG (Registered)	1,009	22
Deutsche Post AG (Registered)	4,123	134
Deutsche Telekom AG (Registered)	16,701	277
Deutsche Wohnen SE	1,505	73
E.ON SE	10,920	121
Evonik Industries AG	692	19
Fraport AG Frankfurt Airport Services Worldwide	3,421	262
Fresenius Medical Care AG & Co., KGaA	955	77
Fresenius SE & Co., KGaA	1,838	102
Fuchs Petrolub SE (Preference)	297	12
GEA Group AG	747	20
Hamburger Hafen und Logistik AG	1,583	36
	Shares	Value (000)
Hannover Rueck SE (Registered)	254	$36
HeidelbergCement AG	645	46
Henkel AG & Co., KGaA	468	45
Henkel AG & Co., KGaA (Preference)	808	82
Hochtief AG	82	12
Hornbach Holding AG & Co. KGaA	367	18
Hugo Boss AG	273	19
Indus Holding AG	615	30
Infineon Technologies AG	4,979	99
Innogy SE	694	32
Jungheinrich AG (Preference)	2,195	72
K+S AG (Registered)	808	15
KION Group AG	304	16
LANXESS AG	390	21
Linde PLC	553	97
Linde PLC (e)	1,230	215
Merck KGaA	571	65
METRO AG	762	13
MTU Aero Engines AG	221	50
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	659	156
OSRAM Licht AG	422	15
Porsche Automobil Holding SE (Preference)	1,121	70
ProSiebenSat.1 Media SE (Registered)	1,002	14
Puma SE	27	16
QIAGEN N.V. (e)	928	38
RTL Group SA	165	9
RWE AG	2,582	69
Salzgitter AG	4,989	144
SAP SE	4,174	482
Schaeffler AG (Preference)	1,000	8
Siemens AG (Registered)	3,283	353
Sixt SE	1,226	128
Symrise AG	530	48
Telefonica Deutschland Holding AG	3,188	10
thyssenKrupp AG	1,850	25
Uniper SE	981	30
United Internet AG (Registered)	614	22
Volkswagen AG	237	39
Volkswagen AG (Preference)	1,363	215
Vonovia SE	2,087	108
Wacker Neuson SE	2,068	49
Washtec AG	200	15
Wirecard AG	514	64
Zalando SE (e)	9,583	374
		7,467
Greece (0.1%)
Mytilineos Holdings SA	4,208	43
National Bank of Greece SA (e)	9	—	@
OPAP SA	9,202	95
		138

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Hong Kong (0.8%)
AIA Group Ltd.	48,000	$478
ASM Pacific Technology Ltd.	900	10
Bank of East Asia Ltd. (The)	7,007	23
BOC Hong Kong Holdings Ltd.	18,500	77
Cathay Pacific Airways Ltd.	4,000	7
CK Asset Holdings Ltd.	10,364	92
CK Hutchison Holdings Ltd.	10,364	109
CK Infrastructure Holdings Ltd.	3,000	25
CLP Holdings Ltd.	7,000	81
First Pacific Co., Ltd.	8,000	3
Galaxy Entertainment Group Ltd.	9,000	61
Hanergy Thin Film Power Group Ltd. (e)(f)(g)	42,000	2
Hang Lung Group Ltd.	4,000	13
Hang Lung Properties Ltd.	9,000	22
Hang Seng Bank Ltd.	3,700	91
Henderson Land Development Co., Ltd.	5,040	32
HK Electric Investments & HK Electric Investments Ltd.	10,500	11
HKT Trust & HKT Ltd.	11,000	18
Hong Kong & China Gas Co., Ltd.	42,746	102
Hong Kong Exchanges & Clearing Ltd.	4,804	167
Hongkong Land Holdings Ltd.	4,600	33
Hysan Development Co., Ltd.	3,000	16
I-CABLE Communications Ltd. (e)	7,559	—	@
Jardine Matheson Holdings Ltd.	900	56
Kerry Properties Ltd.	2,500	11
Li & Fung Ltd.	24,000	4
Link REIT	9,033	106
Melco Resorts & Entertainment Ltd. ADR	700	16
MGM China Holdings Ltd.	3,600	8
MTR Corp., Ltd.	5,995	37
New World Development Co., Ltd.	25,367	42
NWS Holdings Ltd.	6,000	13
PCCW Ltd.	17,000	11
Power Assets Holdings Ltd.	6,000	42
Sands China Ltd.	9,600	48
Shangri-La Asia Ltd.	6,000	8
Sino Land Co., Ltd.	12,660	24
SJM Holdings Ltd.	8,000	9
Sun Hung Kai Properties Ltd.	6,004	103
Swire Pacific Ltd., Class A	2,000	26
Swire Properties Ltd.	4,550	20
Techtronic Industries Co., Ltd.	5,500	37
WH Group Ltd.	32,000	34
Wharf Holdings Ltd. (The)	5,200	16
Wharf Real Estate Investment Co., Ltd.	5,200	39
Wheelock & Co., Ltd.	4,000	29
Wynn Macau Ltd.	6,400	15
Yue Yuen Industrial Holdings Ltd.	3,000	10
		2,237
	Shares	Value (000)
Ireland (0.1%)
AIB Group PLC	9,578	$43
Bank of Ireland Group PLC	11,104	66
CRH PLC	3,553	110
Kerry Group PLC, Class A	707	79
Paddy Power Betfair PLC	339	26
		324
Israel (0.0%)
Bank Hapoalim BM	1,042	7
Bank Leumi Le-Israel BM	1,490	10
Mizrahi Tefahot Bank Ltd.	94	2
Teva Pharmaceutical Industries Ltd. ADR (e)	200	3
		22
Italy (1.0%)
Assicurazioni Generali SpA	5,238	97
Atlantia SpA	21,629	561
CIR-Compagnie Industriali Riunite SpA	11,646	14
CNH Industrial N.V.	4,426	45
Davide Campari-Milano SpA	2,512	25
Enav SpA	15,299	84
Enel SpA	39,813	255
Eni SpA	10,807	191
EXOR N.V.	460	30
Ferrari N.V.	903	121
Fiat Chrysler Automobiles N.V. (e)	7,894	118
Fiera Milano SpA (e)	4,565	25
Geox SpA	16,837	31
Intesa Sanpaolo SpA	176,134	429
Leonardo SpA	1,745	20
Mediobanca Banca di Credito Finanziario SpA	6,962	72
Pirelli & C SpA (e)	1,222	8
Poste Italiane SpA	2,227	22
Prysmian SpA	882	17
Recordati SpA	449	18
Snam SpA	9,785	50
Societa Iniziative Autostradali e Servizi SpA	5,706	99
Telecom Italia SpA (e)	57,303	36
Telecom Italia SpA	30,205	17
Tenaris SA	2,020	29
Terna Rete Elettrica Nazionale SpA	6,936	44
UniCredit SpA	23,012	295
UnipolSai Assicurazioni SpA	4,206	11
		2,764
Japan (0.1%)
Aeon Co., Ltd.	100	2
Aozora Bank Ltd.	100	2
Astellas Pharma, Inc.	100	2
Chiba Bank Ltd. (The)	700	4
Chubu Electric Power Co., Inc.	500	8
Chugoku Electric Power Co., Inc. (The)	100	1
Concordia Financial Group Ltd.	1,300	5

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Japan (cont'd)
Fukuoka Financial Group, Inc.	100	$2
Japan Post Bank Co., Ltd.	400	4
Japan Tobacco, Inc.	100	3
Kansai Electric Power Co., Inc. (The)	500	7
Kao Corp.	200	16
KDDI Corp.	1,500	32
Kirin Holdings Co., Ltd.	100	2
Kyushu Electric Power Co., Inc.	100	1
Mebuki Financial Group, Inc.	1,300	3
Mizuho Financial Group, Inc.	48,200	75
Nippon Telegraph & Telephone Corp.	600	26
NTT DOCOMO, Inc.	1,100	24
Osaka Gas Co., Ltd.	200	4
Resona Holdings, Inc.	2,400	10
Seven & i Holdings Co., Ltd.	100	4
Seven Bank Ltd.	900	3
Shinsei Bank Ltd.	100	1
Shizuoka Bank Ltd. (The)	400	3
Softbank Corp.	1,200	14
SoftBank Group Corp.	600	59
Sumitomo Mitsui Financial Group, Inc.	1,000	35
Sumitomo Mitsui Trust Holdings, Inc.	300	11
Takeda Pharmaceutical Co., Ltd.	100	4
Takeda Pharmaceutical Co., Ltd. ADR (e)	1,182	24
Tohoku Electric Power Co., Inc.	100	1
Tokyo Electric Power Co., Holdings, Inc. (e)	800	5
Tokyo Gas Co., Ltd.	100	3
Yamaguchi Financial Group, Inc.	100	1
		401
Netherlands (1.2%)
ABN AMRO Group N.V. CVA	4,853	110
Accell Group	660	18
Aegon N.V.	7,530	36
AerCap Holdings N.V. (e)	600	28
Akzo Nobel N.V.	956	85
ALTICE EUROPE N.V. (e)	2,318	6
ASML Holding N.V.	1,687	317
Basic-Fit (e)	1,508	51
Boskalis Westminster	386	10
Coca-Cola European Partners PLC (e)	1,551	80
Heineken Holding N.V.	521	52
Heineken N.V.	1,170	124
ING Groep N.V.	44,863	544
InterXion Holding (e)	2,900	194
Koninklijke Ahold Delhaize N.V.	5,913	157
Koninklijke DSM N.V.	772	84
Koninklijke KPN N.V.	17,181	54
Koninklijke Philips N.V.	4,156	170
Koninklijke Vopak N.V.	298	14
NN Group N.V.	1,295	54
NXP Semiconductors N.V.	1,500	133
PostNL N.V.	44,224	113
	Shares	Value (000)
Randstad N.V.	502	$25
Takeaway.com (e)	2,150	163
TomTom (e)	13,128	110
Unilever N.V. CVA	7,331	426
Wolters Kluwer N.V.	1,286	88
		3,246
New Zealand (0.0%)
Auckland International Airport Ltd.	4,487	25
Contact Energy Ltd.	3,355	16
Fletcher Building Ltd.	3,166	11
Mercury NZ Ltd.	3,250	8
Meridian Energy Ltd.	6,024	17
Ryman Healthcare Ltd.	1,773	15
Spark New Zealand Ltd.	9,793	25
		117
Norway (0.4%)
Akastor ASA (e)	1,833	3
Aker Solutions ASA (e)	1,833	9
DNB ASA	12,588	232
Equinor ASA	13,168	289
Kvaerner ASA	1,677	2
Marine Harvest ASA (e)	101	2
Norsk Hydro ASA	13,781	56
Orkla ASA	10,248	79
REC Silicon ASA (e)	6,482	1
Seadrill Ltd. (e)	1	—	@
Subsea 7 SA	3,127	39
Telenor ASA	16,829	337
Yara International ASA	2,039	83
		1,132
Poland (0.0%)
Jeronimo Martins SGPS SA	2,885	43
Portugal (0.1%)
CTT-Correios de Portugal SA	8,845	26
EDP - Energias de Portugal SA	1,568	6
Galp Energia SGPS SA	2,692	43
Navigator Co. SA (The)	18,611	85
Pharol SGPS SA (Registered) (e)	11,120	3
Semapa-Sociedade de Investimento e Gestao	987	16
		179
Singapore (0.0%)
DBS Group Holdings Ltd.	1,300	24
Oversea-Chinese Banking Corp., Ltd.	3,000	24
Singapore Telecommunications Ltd.	6,200	14
United Overseas Bank Ltd.	1,000	19
		81
South Africa (0.0%)
Nedbank Group Ltd.	655	11
Old Mutual Ltd.	20,416	30
		41

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Spain (1.4%)
ACS Actividades de Construccion y Servicios SA	1,086	$48
Aena SME SA	4,100	738
Amadeus IT Group SA	1,871	150
Banco Bilbao Vizcaya Argentaria SA	77,866	445
Banco de Sabadell SA	72,975	73
Banco Santander SA	191,173	890
Bankia SA	13,859	36
Bankinter SA	7,825	60
CaixaBank SA	42,969	134
Cia de Distribucion Integral Logista Holdings SA	3,499	82
Enagas SA	972	28
Ence Energia y Celulosa SA	17,241	96
Endesa SA	1,549	40
Ferrovial SA	2,106	49
Grifols SA	1,272	36
Iberdrola SA	28,348	249
Industria de Diseno Textil SA	4,624	136
International Consolidated Airlines Group SA	2,656	18
Mapfre SA	4,603	13
Naturgy Energy Group SA	1,720	48
NH Hotel Group SA	3,160	18
Red Electrica Corp., SA	2,121	45
Repsol SA	5,468	94
Siemens Gamesa Renewable Energy SA (e)	1,036	16
Telefonica SA	22,870	192
Telepizza Group SA	6,664	46
		3,780
Sweden (0.5%)
Alfa Laval AB	1,087	25
Assa Abloy AB, Class B	3,705	80
Atlas Copco AB, Class A	2,459	66
Atlas Copco AB, Class B	1,432	35
Boliden AB	992	28
Electrolux AB, Class B	879	23
Epiroc AB, Class A (e)	2,459	25
Epiroc AB, Class B (e)	1,522	15
Essity AB, Class B	2,406	69
Getinge AB, Class B	881	10
Hennes & Mauritz AB, Class B	3,416	57
Hexagon AB, Class B	946	49
Husqvarna AB, Class B	1,629	13
ICA Gruppen AB	310	12
Industrivarden AB, Class C	662	14
Investor AB, Class B	1,708	77
Kinnevik AB, Class B	880	23
L E Lundbergforetagen AB, Class B	302	10
Lundin Petroleum AB	685	23
Millicom International Cellular SA SDR (e)	312	19
Modern Times Group MTG AB, Class B	44	1
Nordea Bank Abp	13,864	106
	Shares	Value (000)
Nordic Entertainment Group AB, Class B (e)	44	$1
Sandvik AB	4,079	66
Securitas AB, Class B	1,146	19
Skandinaviska Enskilda Banken AB, Class A	7,003	61
Skanska AB, Class B	1,245	23
SKF AB, Class B	1,395	23
Svenska Handelsbanken AB, Class A	6,816	72
Swedbank AB, Class A	4,018	57
Swedish Match AB	663	34
Tele2 AB, Class B	1,686	22
Telefonaktiebolaget LM Ericsson, Class B	11,592	106
Telia Co., AB	11,593	52
Volvo AB, Class B	5,705	88
		1,404
Switzerland (1.7%)
ABB Ltd. (Registered)	13,627	256
Adecco Group AG (Registered)	552	30
Cie Financiere Richemont SA (Registered)	1,937	141
Credit Suisse Group AG (Registered) (e)	6,428	75
Geberit AG (Registered)	327	134
Givaudan SA (Registered)	39	100
Idorsia Ltd. (e)	423	8
Julius Baer Group Ltd. (e)	926	38
Kuehne & Nagel International AG (Registered)	294	40
LafargeHolcim Ltd. (Registered) (e)	137	7
LafargeHolcim Ltd. (Registered) (e)	1,664	82
Lonza Group AG (Registered) (e)	217	67
Nestle SA (Registered)	14,589	1,392
Novartis AG (Registered)	8,912	858
Roche Holding AG (Genusschein)	2,444	674
SGS SA (Registered)	23	57
Sonova Holding AG (Registered)	376	75
Swatch Group AG (The)	141	40
Swiss Re AG	536	52
Swisscom AG (Registered)	292	143
Transocean Ltd. (e)	1,302	12
UBS Group AG (Registered) (e)	11,071	134
Zurich Insurance Group AG	920	305
		4,720
United Kingdom (3.4%)
3i Group PLC	3,555	46
Admiral Group PLC	770	22
Anglo American PLC	4,614	124
Antofagasta PLC	1,529	19
Ashtead Group PLC	1,843	44
Associated British Foods PLC	1,391	44
AstraZeneca PLC	4,589	366
Auto Trader Group PLC	3,813	26
Aviva PLC	14,991	81
Babcock International Group PLC	960	6
BAE Systems PLC	11,652	73
Barclays PLC	86,951	176

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
Barratt Developments PLC	3,680	$29
Berkeley Group Holdings PLC	475	23
BHP Group PLC	7,615	184
BP PLC	67,632	494
British American Tobacco PLC	8,342	348
British American Tobacco PLC ADR	1,102	46
British Land Co., PLC (The) REIT	3,602	28
BT Group PLC	37,643	109
Bunzl PLC	1,241	41
Burberry Group PLC	1,616	41
Capita PLC (e)	2,541	4
Carnival PLC	724	36
Centrica PLC	23,658	35
Cobham PLC (e)	9,252	13
Coca-Cola HBC AG (e)	706	24
Compass Group PLC	5,431	128
ConvaTec Group PLC	5,327	10
Croda International PLC	487	32
DCC PLC	332	29
Diageo PLC	9,200	376
Direct Line Insurance Group PLC	5,100	23
Dixons Carphone PLC	3,703	7
easyJet PLC	606	9
Experian PLC	3,481	94
Ferguson PLC	905	58
Fresnillo PLC	859	10
G4S PLC	5,997	14
GlaxoSmithKline PLC	17,773	369
Glencore PLC (e)	42,418	176
Hammerson PLC REIT	3,042	13
Hargreaves Lansdown PLC	1,000	24
Hikma Pharmaceuticals PLC	546	13
HSBC Holdings PLC	87,897	716
IMI PLC	1,056	13
Imperial Brands PLC	3,433	118
Inmarsat PLC	1,762	13
InterContinental Hotels Group PLC	640	39
International Game Technology PLC	210	3
Intertek Group PLC	601	38
Intu Properties PLC REIT	3,380	5
Investec PLC	2,566	15
ITV PLC	13,640	23
J Sainsbury PLC	6,306	19
Johnson Matthey PLC	705	29
Kingfisher PLC	8,129	25
Land Securities Group PLC REIT	2,743	33
Legal & General Group PLC	22,028	79
Lloyds Banking Group PLC	474,673	385
London Stock Exchange Group PLC	1,152	71
Marks & Spencer Group PLC	6,229	23
Mediclinic International PLC	1,417	6
Meggitt PLC	3,014	20
	Shares	Value (000)
Melrose Industries PLC	13,747	$33
Merlin Entertainments PLC	2,769	12
Micro Focus International PLC	1,621	42
Micro Focus International PLC ADR	610	16
Mondi PLC	1,358	30
National Grid PLC	13,790	153
Next PLC	531	39
Paragon Offshore PLC (e)(g)	303	—
Pearson PLC	3,081	34
Persimmon PLC	1,128	32
Provident Financial PLC (e)	585	4
Prudential PLC	8,918	179
Quilter PLC	6,358	12
Reckitt Benckiser Group PLC	2,485	207
RELX PLC	3,959	85
RELX PLC (e)	3,799	81
Rio Tinto PLC	4,244	247
Rolls-Royce Holdings PLC (e)	6,178	73
Royal Bank of Scotland Group PLC	19,298	62
Royal Dutch Shell PLC, Class A	15,472	486
Royal Dutch Shell PLC, Class B	12,959	410
Royal Mail PLC	3,431	11
RSA Insurance Group PLC	3,791	25
Sage Group PLC (The)	4,014	37
Schroders PLC	480	17
Segro PLC REIT	3,674	32
Severn Trent PLC	1,046	27
Shire PLC	3,491	225
Smith & Nephew PLC	3,383	67
Smiths Group PLC	1,465	27
SSE PLC	4,336	67
St. James's Place PLC	1,957	26
Standard Chartered PLC	14,859	115
Standard Life Aberdeen PLC	8,675	30
Tate & Lyle PLC	1,780	17
Taylor Wimpey PLC	12,008	27
Tesco PLC	33,701	102
Travis Perkins PLC	967	17
TUI AG	1,702	16
Unilever PLC	4,658	267
United Utilities Group PLC	2,914	31
Vodafone Group PLC	112,367	205
Weir Group PLC (The)	851	17
Whitbread PLC	704	47
Wm Morrison Supermarkets PLC	8,034	24
WPP PLC	4,730	50
		9,303
United States (17.4%)
3M Co.	572	119
Abbott Laboratories	2,212	177
AbbVie, Inc.	1,635	132
Abercrombie & Fitch Co., Class A	272	7

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Accenture PLC, Class A	1,171	$206
ACCO Brands Corp.	268	2
Adient PLC	251	3
Adobe, Inc. (e)	1,095	292
Adtalem Global Education, Inc. (e)	25	1
Advance Auto Parts, Inc.	233	40
Advanced Micro Devices, Inc. (e)	926	24
AdvanSix, Inc. (e)	259	7
AES Corp.	770	14
Aflac, Inc.	547	27
Agilent Technologies, Inc.	787	63
Air Products & Chemicals, Inc.	255	49
Akamai Technologies, Inc. (e)	565	40
Alcoa Corp. (e)	217	6
Alexion Pharmaceuticals, Inc. (e)	556	75
Allegheny Technologies, Inc. (e)	374	10
Allegion PLC	234	21
Allergan PLC	233	34
Alliant Energy Corp.	200	9
Allstate Corp. (The)	208	20
Alphabet, Inc., Class A (e)	490	577
Alphabet, Inc., Class C (e)	594	697
Altice USA, Inc., Class A	964	21
Altria Group, Inc.	2,979	171
Amazon.com, Inc. (e)	588	1,047
AMC Networks, Inc., Class A (e)	25	1
Ameren Corp.	973	72
American Electric Power Co., Inc.	1,287	108
American Express Co.	1,028	112
American Tower Corp. REIT	1,202	237
American Water Works Co., Inc.	100	10
Ameriprise Financial, Inc.	778	100
AmerisourceBergen Corp.	902	72
AMETEK, Inc.	370	31
Amgen, Inc.	1,321	251
Amphenol Corp., Class A	184	17
Anadarko Petroleum Corp.	788	36
Analog Devices, Inc.	1,014	107
Annaly Capital Management, Inc. REIT	751	7
Anthem, Inc.	594	170
Aon PLC	208	35
Apache Corp.	850	29
Apergy Corp. (e)	164	7
Apple, Inc.	13,395	2,544
Applied Materials, Inc.	1,887	75
Archer-Daniels-Midland Co.	991	43
Arconic, Inc.	549	10
AT&T, Inc.	19,135	600
Automatic Data Processing, Inc.	588	94
AutoZone, Inc. (e)	238	244
AvalonBay Communities, Inc. REIT	503	101
Avanos Medical, Inc. (e)	253	11
	Shares	Value (000)
Avery Dennison Corp.	569	$64
Avon Products, Inc. (e)	1,949	6
Baker Hughes a GE Co.	1,130	31
Ball Corp.	546	32
Bank of America Corp.	26,545	732
Bank of New York Mellon Corp. (The)	2,567	129
Baxter International, Inc.	1,135	92
BB&T Corp.	2,247	105
Becton Dickinson & Co.	827	207
Bed Bath & Beyond, Inc.	515	9
Berkshire Hathaway, Inc., Class B (e)	218	44
Best Buy Co., Inc.	485	34
Biogen, Inc. (e)	550	130
BlackRock, Inc.	229	98
Boeing Co. (The)	958	365
Booking Holdings, Inc. (e)	266	464
Boston Properties, Inc. REIT	568	76
Boston Scientific Corp. (e)	2,952	113
Brighthouse Financial, Inc. (e)	25	1
Bristol-Myers Squibb Co.	2,126	101
Broadcom, Inc.	587	176
Brookfield Property Partners LP (e)	181	4
Brown-Forman Corp., Class B	68	4
Bunge Ltd.	212	11
California Resources Corp. (e)	261	7
Campbell Soup Co.	228	9
Capital One Financial Corp.	5,233	427
Cardinal Health, Inc.	853	41
CarMax, Inc. (e)	354	25
Carnival Corp.	687	35
Cars.com, Inc. (e)	235	5
Caterpillar, Inc.	957	130
CBRE Group, Inc., Class A (e)	1,397	69
CBS Corp., Class B	1,622	77
CDK Global, Inc.	364	21
Celanese Corp.	224	22
Celgene Corp. (e)	1,550	146
CenterPoint Energy, Inc.	1,245	38
CenturyLink, Inc.	1,719	21
Cerner Corp. (e)	714	41
CF Industries Holdings, Inc.	720	29
CH Robinson Worldwide, Inc.	261	23
Charles Schwab Corp. (The)	1,591	68
Charter Communications, Inc., Class A (e)	495	172
Chemours Co. (The)	248	9
Cheniere Energy, Inc. (e)	2,700	185
Chesapeake Energy Corp. (e)	1,064	3
Chevron Corp.	2,421	298
Chipotle Mexican Grill, Inc. (e)	228	162
Chubb Ltd.	272	38
Cigna Corp. (e)	1,197	192
Cintas Corp.	558	113
Cisco Systems, Inc.	10,779	582

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
CIT Group, Inc.	676	$32
Citigroup, Inc.	5,943	370
Citizens Financial Group, Inc.	300	10
Citrix Systems, Inc.	487	49
Cleveland-Cliffs, Inc.	256	3
Clorox Co. (The)	386	62
CME Group, Inc.	321	53
CMS Energy Corp.	100	6
CNX Resources Corp. (e)	765	8
Coca-Cola Co. (The)	8,384	393
Cognizant Technology Solutions Corp., Class A	1,346	97
Colgate-Palmolive Co.	2,279	156
Comcast Corp., Class A	8,251	330
Comerica, Inc.	325	24
Conagra Brands, Inc.	1,016	28
Concho Resources, Inc.	240	27
Conduent, Inc. (e)	215	3
ConocoPhillips	1,826	122
CONSOL Energy, Inc. (e)	72	2
Consolidated Edison, Inc.	991	84
Constellation Brands, Inc., Class A	234	41
Corning, Inc.	1,053	35
Costco Wholesale Corp.	1,492	361
Covetrus, Inc. (e)	346	11
Crimson Wine Group Ltd. (e)	258	2
Crown Castle International Corp. REIT	768	98
Crown Holdings, Inc. (e)	272	15
CSX Corp.	1,722	129
Cummins, Inc.	530	84
CVS Health Corp.	1,173	63
Danaher Corp.	190	25
Darden Restaurants, Inc.	194	24
DaVita, Inc. (e)	556	30
Deere & Co.	886	142
Dell Technologies, Inc., Class C (e)	402	24
Denbury Resources, Inc. (e)	260	1
Devon Energy Corp.	698	22
Diamond Offshore Drilling, Inc. (e)	51	1
Discover Financial Services	6,607	470
Discovery, Inc., Class A (e)	566	15
Discovery, Inc., Class C (e)	1,175	30
Dollar General Corp.	197	23
Dollar Tree, Inc. (e)	218	23
Dominion Energy, Inc.	1,827	140
Donnelley Financial Solutions, Inc. (e)	263	4
Dover Corp.	229	21
DowDuPont, Inc.	1,460	78
DR Horton, Inc.	4,317	179
DTE Energy Co.	622	78
Duke Energy Corp.	1,877	169
DXC Technology Co.	197	13
	Shares	Value (000)
Eagle Materials, Inc.	608	$51
East West Bancorp, Inc.	100	5
Eastman Chemical Co.	358	27
Eaton Corp., PLC	745	60
eBay, Inc.	1,920	71
Ecolab, Inc.	505	89
Edison International	1,175	73
Edwards Lifesciences Corp. (e)	224	43
Eli Lilly & Co.	1,292	168
Emerson Electric Co.	1,378	94
Entergy Corp.	855	82
EOG Resources, Inc.	1,160	110
EQT Corp.	207	4
Equifax, Inc.	598	71
Equitrans Midstream Corp. (e)	165	4
Equity Residential REIT	897	68
ESC Seventy Seven (e)(f)(g)	275	—
Estee Lauder Cos., Inc. (The), Class A	902	149
Evergy, Inc.	100	6
Eversource Energy	100	7
Exelon Corp.	2,479	124
Expedia Group, Inc.	234	28
Expeditors International of Washington, Inc.	220	17
Exxon Mobil Corp.	5,815	470
Fastenal Co.	589	38
FedEx Corp.	524	95
Fidelity National Financial, Inc.	3,330	122
Fidelity National Information Services, Inc.	234	26
Fifth Third Bancorp	2,543	64
First American Financial Corp.	1,305	67
First Republic Bank	100	10
First Solar, Inc. (e)	226	12
FirstEnergy Corp.	982	41
Fiserv, Inc. (e)	954	84
Flowserve Corp.	257	12
Fluor Corp.	195	7
FMC Corp.	224	17
Ford Motor Co.	2,474	22
Fortive Corp.	207	17
Four Corners Property Trust, Inc. REIT	225	7
Fox Corp., Class A (e)	1,495	55
Fox Corp., Class B (e)	279	10
Franklin Resources, Inc.	958	32
Freeport-McMoRan, Inc.	739	9
Frontier Communications Corp. (e)	270	1
GameStop Corp., Class A	374	4
Gannett Co., Inc.	181	2
Gap, Inc. (The)	526	14
Garrett Motion, Inc. (e)	137	2
General Dynamics Corp.	373	63
General Electric Co.	5,364	54
General Mills, Inc.	1,319	68
Genuine Parts Co.	234	26

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Gilead Sciences, Inc.	2,343	$152
Goldman Sachs Group, Inc. (The)	1,227	236
H&R Block, Inc.	875	21
Halliburton Co.	1,596	47
Harris Corp.	19	3
Hartford Financial Services Group, Inc. (The)	233	12
Hasbro, Inc.	188	16
HCP, Inc. REIT	501	16
Helmerich & Payne, Inc.	223	12
Henry Schein, Inc. (e)	765	46
Hershey Co. (The)	213	24
Hess Corp.	679	41
Hewlett Packard Enterprise Co.	2,761	43
Hologic, Inc. (e)	625	30
Home Depot, Inc. (The)	364	70
Honeywell International, Inc.	1,183	188
Host Hotels & Resorts, Inc. REIT	2,053	39
HP, Inc.	2,761	54
Humana, Inc.	177	47
Huntington Bancshares, Inc.	1,172	15
Huntington Ingalls Industries, Inc.	50	10
IHS Markit Ltd. (e)	875	48
Illinois Tool Works, Inc.	758	109
Illumina, Inc. (e)	208	65
Ingersoll-Rand PLC	182	20
Ingevity Corp. (e)	36	4
Intel Corp.	4,566	245
Intercontinental Exchange, Inc.	976	74
International Business Machines Corp.	1,923	271
International Flavors & Fragrances, Inc.	234	30
International Paper Co.	199	9
Interpublic Group of Cos., Inc. (The)	1,382	29
Intuit, Inc.	873	228
Intuitive Surgical, Inc. (e)	708	404
Invesco Ltd.	1,018	20
Iron Mountain, Inc. REIT	751	27
ITT, Inc.	260	15
Jabil, Inc.	263	7
Jacobs Engineering Group, Inc.	199	15
Janus Henderson Group PLC	52	1
JB Hunt Transport Services, Inc.	233	24
JBG SMITH Properties REIT	229	9
JC Penney Co., Inc. (e)	120	—	@
Jefferies Financial Group, Inc.	814	15
JM Smucker Co. (The)	239	28
Johnson & Johnson	3,977	556
Johnson Controls International PLC	783	29
JPMorgan Chase & Co.	12,080	1,223
Juniper Networks, Inc.	1,333	35
KB Home	1,012	24
KBR, Inc.	211	4
Kellogg Co.	530	30
	Shares	Value (000)
Keurig Dr Pepper, Inc.	249	$7
KeyCorp	3,586	56
Keysight Technologies, Inc. (e)	270	24
Kimberly-Clark Corp.	1,091	135
Kimco Realty Corp. REIT	820	15
Kinder Morgan, Inc.	20,000	400
KLA-Tencor Corp.	520	62
Knowles Corp. (e)	277	5
Kohl's Corp.	552	38
Kraft Heinz Co. (The)	1,002	33
Kroger Co. (The)	3,201	79
L Brands, Inc.	747	21
L3 Technologies, Inc.	234	48
Laboratory Corp. of America Holdings (e)	214	33
Lam Research Corp.	208	37
Lamb Weston Holdings, Inc.	373	28
Las Vegas Sands Corp.	525	32
Legg Mason, Inc.	758	21
Lennar Corp., Class A	3,482	171
Liberty Global PLC, Class A (e)	839	21
Liberty Global PLC Series C (e)	1,327	32
Liberty Latin America Ltd., Class A (e)	197	4
Liberty Latin America Ltd., Class C (e)	248	5
Liberty Property Trust REIT	198	10
Livent Corp. (e)	209	3
Lockheed Martin Corp.	225	68
Loews Corp.	245	12
LogMeIn, Inc.	268	21
Louisiana-Pacific Corp.	1,677	41
Lowe's Cos., Inc.	1,700	186
LSC Communications, Inc.	263	2
LyondellBasell Industries N.V., Class A	202	17
M&T Bank Corp.	284	45
M/I Homes, Inc. (e)	250	7
Macerich Co. (The) REIT	264	11
Macquarie Infrastructure Corp.	800	33
Macy's, Inc.	187	4
Mallinckrodt PLC (e)	228	5
ManpowerGroup, Inc.	480	40
Marathon Oil Corp.	915	15
Marathon Petroleum Corp.	1,023	61
Marriott International, Inc., Class A	818	102
Marriott Vacations Worldwide Corp.	553	52
Marsh & McLennan Cos., Inc.	245	23
Martin Marietta Materials, Inc.	702	141
Marvell Technology Group Ltd.	895	18
Masco Corp.	3,661	144
Mastercard, Inc., Class A	2,442	575
Mattel, Inc. (e)	501	6
Maxim Integrated Products, Inc.	588	31
McDonald's Corp.	1,344	255
McKesson Corp.	547	64
MDC Holdings, Inc.	599	17

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Medtronic PLC	2,312	$211
Merck & Co., Inc.	4,449	370
Meritage Homes Corp. (e)	315	14
MetLife, Inc.	214	9
MGIC Investment Corp. (e)	4,414	58
MGM Resorts International	732	19
Microchip Technology, Inc.	177	15
Micron Technology, Inc. (e)	1,327	55
Microsoft Corp.	9,443	1,114
Mohawk Industries, Inc. (e)	730	92
Molson Coors Brewing Co., Class B	552	33
Mondelez International, Inc., Class A	2,526	126
Moody's Corp.	285	52
Mosaic Co. (The)	635	17
Motorola Solutions, Inc.	553	78
Murphy Oil Corp.	368	11
Murphy USA, Inc. (e)	270	23
Mylan N.V. (e)	657	19
Nasdaq, Inc.	765	67
National Oilwell Varco, Inc.	1,117	30
Navient Corp.	1,381	16
NetApp, Inc.	857	59
Netflix, Inc. (e)	593	211
NetScout Systems, Inc. (e)	1,828	51
New York Community Bancorp, Inc.	1,168	13
Newmont Mining Corp.	855	31
News Corp., Class A	929	12
News Corp., Class B	260	3
NextEra Energy, Inc.	944	182
NIKE, Inc., Class B	1,641	138
NiSource, Inc.	152	4
Noble Corp., PLC (e)	248	1
Noble Energy, Inc.	710	18
Nordstrom, Inc.	217	10
Norfolk Southern Corp.	976	182
Northern Trust Corp.	27	2
Northrop Grumman Corp.	198	53
NOW, Inc. (e)	263	4
NRG Energy, Inc.	200	8
Nucor Corp.	212	12
nVent Electric PLC	199	5
NVIDIA Corp.	990	178
NVR, Inc. (e)	35	97
O'Reilly Automotive, Inc. (e)	185	72
Occidental Petroleum Corp.	1,869	124
OGE Energy Corp.	100	4
Omnicom Group, Inc.	673	49
ONE Gas, Inc.	380	34
ONEOK, Inc.	4,946	345
Oracle Corp.	5,827	313
Owens Corning	1,251	59
	Shares	Value (000)
Owens-Illinois, Inc.	186	$4
PACCAR, Inc.	792	54
Patterson Cos., Inc.	188	4
Paychex, Inc.	573	46
PayPal Holdings, Inc. (e)	1,920	199
Pentair PLC	199	9
People's United Financial, Inc.	529	9
PepsiCo, Inc.	2,203	270
Perrigo Co., PLC	224	11
Perspecta, Inc.	147	3
Pfizer, Inc.	8,155	346
PG&E Corp. (e)	751	13
Philip Morris International, Inc.	2,552	226
Phillips 66	1,129	107
Pioneer Natural Resources Co.	175	27
Pitney Bowes, Inc.	699	5
PNC Financial Services Group, Inc. (The)	1,474	181
PPG Industries, Inc.	209	24
PPL Corp.	1,669	53
Procter & Gamble Co. (The)	5,530	575
Progressive Corp. (The)	240	17
ProLogis, Inc. REIT	1,125	81
Prudential Financial, Inc.	208	19
Public Service Enterprise Group, Inc.	1,488	88
Public Storage REIT	742	162
Pulte Group, Inc.	3,134	88
QEP Resources, Inc. (e)	358	3
QUALCOMM, Inc.	3,010	172
Quest Diagnostics, Inc.	214	19
Ralph Lauren Corp.	38	5
Range Resources Corp.	552	6
Rayonier Advanced Materials, Inc.	251	3
Rayonier, Inc. REIT	260	8
Raytheon Co.	218	40
Regency Centers Corp. REIT	234	16
Regions Financial Corp.	4,674	66
Republic Services, Inc.	702	56
Resideo Technologies, Inc. (e)	215	4
Robert Half International, Inc.	579	38
Rockwell Automation, Inc.	582	102
Roper Technologies, Inc.	238	81
Ross Stores, Inc.	761	71
Royal Caribbean Cruises Ltd.	594	68
RR Donnelley & Sons Co.	253	1
S&P Global, Inc.	767	161
Sabra Health Care, Inc. REIT	258	5
salesforce.com, Inc. (e)	1,189	188
Schlumberger Ltd.	3,022	132
Science Applications International Corp.	9	1
Scotts Miracle-Gro Co. (The), Class A	487	38
Sealed Air Corp.	362	17

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
SemGroup Corp., Class A	800	$12
Sempra Energy	906	114
Sherwin-Williams Co. (The)	50	22
Simon Property Group, Inc. REIT	1,190	217
Skyline Champion Corp.	262	5
SLM Corp.	1,218	12
Southern Co. (The)	2,187	113
Southwest Airlines Co.	238	12
Southwestern Energy Co. (e)	822	4
Sprint Corp. (e)	6,323	36
Stanley Black & Decker, Inc.	239	33
Starbucks Corp.	2,146	160
State Street Corp.	809	53
Stericycle, Inc. (e)	188	10
Stewart Information Services Corp.	235	10
Stryker Corp.	709	140
SunTrust Banks, Inc.	1,590	94
Symantec Corp.	1,641	38
Synchrony Financial	11,860	378
Sysco Corp.	1,899	127
T Rowe Price Group, Inc.	878	88
T-Mobile US, Inc. (e)	339	23
Tapestry, Inc.	573	19
Targa Resources Corp.	2,100	87
Target Corp.	688	55
TE Connectivity Ltd.	870	70
TechnipFMC PLC	673	16
TEGNA, Inc.	275	4
Tellurian, Inc. (e)	500	6
Tenet Healthcare Corp. (e)	199	6
Texas Instruments, Inc.	2,759	293
Textron, Inc.	531	27
Thermo Fisher Scientific, Inc.	973	266
Tiffany & Co.	241	25
TJX Cos., Inc. (The)	2,108	112
Toll Brothers, Inc.	1,708	62
Travelers Cos., Inc. (The)	198	27
TripAdvisor, Inc. (e)	234	12
Tyson Foods, Inc., Class A	745	52
UGI Corp.	100	6
Union Pacific Corp.	1,176	197
United Parcel Service, Inc., Class B	1,042	116
United States Steel Corp.	380	7
United Technologies Corp.	922	119
UnitedHealth Group, Inc.	1,493	369
Universal Forest Products, Inc.	724	22
Urban Edge Properties REIT	226	4
Urban Outfitters, Inc. (e)	263	8
US Bancorp	4,686	226
Valero Energy Corp.	915	78
	Shares	Value (000)
Varex Imaging Corp. (e)	184	$6
Varian Medical Systems, Inc. (e)	188	27
Vectrus, Inc. (e)	15	—	@
Ventas, Inc. REIT	213	14
Verisk Analytics, Inc.	647	86
Veritiv Corp. (e)	17	—	@
Verizon Communications, Inc.	22,500	1,330
Versum Materials, Inc.	196	10
Vertex Pharmaceuticals, Inc. (e)	208	38
VF Corp.	888	77
Viacom, Inc., Class B	906	25
Visa, Inc., Class A	3,161	494
Vistra Energy Corp.	100	3
Vornado Realty Trust REIT	214	14
Vulcan Materials Co.	1,562	185
Wabtec Corp.	30	2
Walgreens Boots Alliance, Inc.	2,671	169
Walmart, Inc.	5,955	581
Walt Disney Co. (The)	2,492	277
Washington Prime Group, Inc. REIT	791	4
Waste Management, Inc.	1,076	112
Waters Corp. (e)	224	56
Watsco, Inc.	415	59
Weatherford International PLC (e)	1,047	1
WEC Energy Group, Inc.	812	64
Wells Fargo & Co.	13,279	642
Welltower, Inc. REIT	188	15
Western Digital Corp.	255	12
Western Union Co. (The)	1,381	25
WestRock Co.	192	7
Weyerhaeuser Co. REIT	893	23
Williams Cos., Inc. (The)	14,471	416
Worldpay, Inc., Class A (e)	590	66
WPX Energy, Inc. (e)	898	12
WW Grainger, Inc.	363	109
Wyndham Destinations, Inc.	214	9
Wyndham Hotels & Resorts, Inc.	214	11
Wynn Resorts Ltd.	208	25
Xcel Energy, Inc.	1,632	92
Xerox Corp.	485	15
Xilinx, Inc.	519	66
Xylem, Inc.	544	43
Yum! Brands, Inc.	802	80
Zayo Group Holdings, Inc. (e)	100	3
Zimmer Biomet Holdings, Inc.	542	69
Zions Bancorp NA	325	15
Zoetis, Inc.	2,095	211
		48,296
Total Common Stocks (Cost $86,073)		109,699

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	No. of Rights	Value (000)
Right (0.0%)
Austria (0.0%)
BUWOG AG (e)(g) (Cost $—)	172	$—
	No. of Warrants
Warrant (0.0%)
France (0.0%)
CGG SA, expires 2/21/22 (e) (Cost $—)	59	—	@
	Shares
Short-Term Investments (16.1%)
Investment Company (14.7%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $40,793)	40,793,399	40,793
	Face Amount (000)
U.S. Treasury Security (1.4%)
U.S. Treasury Bill,
2.49%, 8/22/19 (h) (Cost $3,888)	$3,926	3,889
Total Short-Term Investments (Cost $44,681)		44,682
Total Investments (100.4%) (Cost $252,930) (i)(j)(k)		278,184
Liabilities in Excess of Other Assets (–0.4%)		(1,223)
Net Assets (100.0%)		$276,961

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Security is subject to delayed delivery.

(b)  Floating or Variable rate securities: The rates disclosed are as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2019.

(e)  Non-income producing security.

(f)  Security has been deemed illiquid at March 31, 2019.

(g)  At March 31, 2019, the Fund held fair valued securities valued at approximately $2,000, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's Trustees.

(h)  Rate shown is the yield to maturity at March 31, 2019.

(i)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, foreign currency forward exchange contracts, futures contracts and swap agreements.

(j)  The approximate fair value and percentage of net assets, $53,978,000 and 19.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(k)  At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $35,678,000 and the aggregate gross unrealized depreciation is approximately $8,642,000, resulting in net unrealized appreciation of approximately $27,036,000.

@  Value is less than $500.

ADR  American Depositary Receipt.

CDI  CHESS Depositary Interest.

CVA  Certificaten Van Aandelen.

IO  Interest Only.

LIBOR  London Interbank Offered Rate.

MTN  Medium Term Note.

OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

OFZ  Obilgatsyi Federal'novo Zaima (Russian Federal Loan Obligation).

REIT  Real Estate Investment Trust.

REMIC  Real Estate Mortgage Investment Conduit.

SDR  Swedish Depositary Receipt.

TBA  To Be Announced.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2019:

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA		$558		EUR	496		4/1/19	$(1)
JPMorgan Chase Bank NA		$178		EUR	158		4/2/19	(— @)
Barclays Bank PLC		$143		EUR	127		4/3/19	(— @)
Citibank NA		$116		GBP	89		4/3/19	— @
Goldman Sachs International		$22		CAD	30		4/3/19	— @
JPMorgan Chase Bank NA		$43		JPY	4,788		4/3/19	(— @)
Goldman Sachs International	BRL	1,318			$331		5/16/19	(5)
Goldman Sachs International	BRL	45,584			$11,807		5/16/19	200
Goldman Sachs International	BRL	16,437			$4,245		5/16/19	59
Goldman Sachs International	BRL	18,177			$4,701		5/16/19	73
Goldman Sachs International	BRL	2,054			$535		5/16/19	12
Goldman Sachs International		$426		BRL	1,644		5/16/19	(7)
Goldman Sachs International		$4,126		BRL	15,729		5/16/19	(120)
Goldman Sachs International		$275		BRL	1,160		5/16/19	21
Goldman Sachs International		$3,720		BRL	15,842		5/16/19	314
Goldman Sachs International		$2,908		BRL	12,272		5/16/19	217
Goldman Sachs International		$4,676		BRL	17,942		5/16/19	(107)
Goldman Sachs International		$493		BRL	1,845		5/16/19	(23)
Goldman Sachs International		$3,690		BRL	13,882		5/16/19	(156)
Goldman Sachs International		$697		BRL	2,713		5/16/19	(6)
Bank of America NA	CNH	912			$136		6/13/19	— @
Bank of America NA	EUR	764			$868		6/13/19	6
Bank of America NA		$203		PLN	772		6/13/19	(2)
Bank of Montreal	AUD	—	@		$—	@	6/13/19	(— @)
Bank of Montreal		$263		HUF	73,058		6/13/19	(7)
Barclays Bank PLC	AUD	6			$4		6/13/19	(— @)
Barclays Bank PLC	EUR	3,702			$4,206		6/13/19	28
Barclays Bank PLC	JPY	18,067			$163		6/13/19	(1)
Barclays Bank PLC		$1,366		GBP	1,038		6/13/19	(9)
Barclays Bank PLC		$1,802		SGD	2,440		6/13/19	— @
BNP Paribas SA	CAD	778			$583		6/13/19	(1)
BNP Paribas SA	EUR	2,122			$2,411		6/13/19	16
BNP Paribas SA	JPY	111,391			$1,007		6/13/19	(3)
BNP Paribas SA	PHP	5,580			$105		6/13/19	(— @)
BNP Paribas SA	PHP	353,918			$6,722		6/13/19	25
BNP Paribas SA		$753		GBP	572		6/13/19	(5)
BNP Paribas SA		$164		TWD	5,042		6/13/19	1
BNP Paribas SA		$827		TWD	25,481		6/13/19	3
Citibank NA	AUD	374			$265		6/13/19	(1)
Citibank NA	CLP	327,933			$493		6/13/19	11
Citibank NA	EUR	3,287			$3,734		6/13/19	25
Citibank NA	EUR	3,812			$4,336		6/13/19	34
Citibank NA	HUF	122,149			$433		6/13/19	4
Citibank NA	HUF	1,099,337			$3,875		6/13/19	16
Citibank NA		$341		CLP	231,269		6/13/19	(1)
Citibank NA		$328		CZK	7,449		6/13/19	(4)
Citibank NA		$434		EUR	383		6/13/19	(2)
Citibank NA		$3,894		EUR	3,447		6/13/19	(4)
Citibank NA		$98		HUF	28,069		6/13/19	— @
Citibank NA		$4,353		HUF	1,208,212		6/13/19	(111)
Citibank NA		$4,336		HUF	1,204,610		6/13/19	(107)
Citibank NA		$133		ILS	479		6/13/19	(1)
Citibank NA		$102		KRW	116,340		6/13/19	— @
Citibank NA		$1,284		KRW	1,449,201		6/13/19	(5)
Citibank NA		$444		MXN	8,684		6/13/19	(1)
Citibank NA		$747		THB	23,619		6/13/19	(1)
Citibank NA		$550		TRY	3,156		6/13/19	(20)
Commonwealth Bank of Australia	EUR	1,367			$1,553		6/13/19	10

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Commonwealth Bank of Australia	NZD	41		$28	6/13/19	$—	@
Commonwealth Bank of Australia		$12	GBP	9	6/13/19	(—	@)
Credit Suisse International	EUR	949		$1,078	6/13/19	7
Credit Suisse International	JPY	61,155		$553	6/13/19	(2)
Goldman Sachs International	EUR	6,281		$7,135	6/13/19	47
Goldman Sachs International	HKD	2,590		$331	6/13/19	—	@
Goldman Sachs International	IDR	2,830,823		$196	6/13/19	(1)
Goldman Sachs International	JPY	61,156		$553	6/13/19	(2)
Goldman Sachs International		$671	BRL	2,614	6/13/19	(7)
Goldman Sachs International		$1,161	EUR	1,016	6/13/19	(14)
Goldman Sachs International		$29	HKD	230	6/13/19	(—	@)
Goldman Sachs International		$123	HUF	34,145	6/13/19	(3)
Goldman Sachs International		$411	IDR	5,911,570	6/13/19	1
Goldman Sachs International	ZAR	630		$44	6/13/19	—	@
JPMorgan Chase Bank NA	ARS	12,839		$270	6/13/19	—	@
JPMorgan Chase Bank NA	AUD	7		$5	6/13/19	(—	@)
JPMorgan Chase Bank NA	CAD	55		$41	6/13/19	(—	@)
JPMorgan Chase Bank NA	CHF	11		$11	6/13/19	(—	@)
JPMorgan Chase Bank NA	EUR	632		$718	6/13/19	5
JPMorgan Chase Bank NA	JPY	13,929		$126	6/13/19	(—	@)
JPMorgan Chase Bank NA	NOK	7,267		$844	6/13/19	(1)
JPMorgan Chase Bank NA		$557	ARS	25,835	6/13/19	(14)
JPMorgan Chase Bank NA		$436	INR	30,974	6/13/19	7
JPMorgan Chase Bank NA		$1,023	MXN	20,033	6/13/19	(3)
JPMorgan Chase Bank NA		$849	RUB	56,867	6/13/19	9
JPMorgan Chase Bank NA	ZAR	526		$36	6/13/19	—	@
State Street Bank and Trust Co.	AUD	13		$9	6/13/19	(—	@)
State Street Bank and Trust Co.	DKK	165		$25	6/13/19	—	@
State Street Bank and Trust Co.	JPY	40,853		$369	6/13/19	(1)
UBS AG	AUD	575		$408	6/13/19	(—	@)
UBS AG	CAD	804		$602	6/13/19	(1)
UBS AG	CAD	374		$280	6/13/19	(—	@)
UBS AG	CHF	205		$208	6/13/19	(—	@)
UBS AG	CHF	58		$58	6/13/19	(1)
UBS AG	DKK	1,061		$162	6/13/19	1
UBS AG	EUR	8,392		$9,533	6/13/19	62
UBS AG	GBP	328		$428	6/13/19	(1)
UBS AG	JPY	180,912		$1,636	6/13/19	(6)
UBS AG	NOK	223		$26	6/13/19	(—	@)
UBS AG	SEK	1,426		$153	6/13/19	(1)
UBS AG	TRY	13,327		$2,318	6/13/19	82
UBS AG		$80	CAD	107	6/13/19	(—	@)
UBS AG		$3,382	EUR	2,995	6/13/19	(2)
UBS AG		$322	GBP	245	6/13/19	(2)
UBS AG		$2,551	JPY	281,043	6/13/19	(1)
UBS AG		$424	TRY	2,517	6/13/19	(2)
UBS AG		$4,275	TRY	24,568	6/13/19	(152)
UBS AG		$88	ZAR	1,282	6/13/19	—	@
JPMorgan Chase Bank NA	CNH	1,251		$186	6/20/19	—	@
JPMorgan Chase Bank NA	CNH	2,803		$409	6/20/19	(7)
JPMorgan Chase Bank NA	CNH	78,826		$11,815	6/20/19	93
JPMorgan Chase Bank NA		$11,833	CNH	82,879	6/20/19	492
Bank of America NA	HUF	210,323		$756	6/28/19	17
Bank of America NA	NOK	931		$109	6/28/19	1
Bank of America NA	PLN	117		$31	6/28/19	—	@
Bank of America NA		$5	CAD	7	6/28/19	—	@
Bank of America NA		$6,092	EUR	5,345	6/28/19	(52)
Bank of America NA		$405	SEK	3,707	6/28/19	(4)
Barclays Bank PLC	DKK	680		$103	6/28/19	—	@

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	EUR	127		$144	6/28/19	$— @
BNP Paribas SA		$252	SGD	340	6/28/19	(1)
BNP Paribas SA		$396	THB	12,474	6/28/19	(2)
Citibank NA	GBP	89		$117	6/28/19	(— @)
Citibank NA	MXN	29,539		$1,528	6/28/19	27
Citibank NA		$104	DKK	680	6/28/19	(1)
Goldman Sachs International	AUD	2,116		$1,507	6/28/19	2
Goldman Sachs International	CAD	432	MXN	6,235	6/28/19	4
Goldman Sachs International	CAD	30		$22	6/28/19	(— @)
Goldman Sachs International	JPY	25,502		$231	6/28/19	(— @)
Goldman Sachs International		$764	CHF	752	6/28/19	(3)
Goldman Sachs International		$2,145	GBP	1,618	6/28/19	(28)
Goldman Sachs International		$1,132	JPY	123,620	6/28/19	(9)
Goldman Sachs International		$327	MXN	6,235	6/28/19	(11)
Goldman Sachs International		$76	NZD	110	6/28/19	(1)
JPMorgan Chase Bank NA	CAD	148		$111	6/28/19	(1)
JPMorgan Chase Bank NA	EUR	496		$563	6/28/19	2
JPMorgan Chase Bank NA	EUR	158		$179	6/28/19	— @
JPMorgan Chase Bank NA	JPY	4,788		$44	6/28/19	— @
JPMorgan Chase Bank NA		$167	IDR	2,405,860	6/28/19	— @
JPMorgan Chase Bank NA		$1,690	KRW	1,911,008	6/28/19	(2)
State Street Bank and Trust Co.	MYR	21		$5	6/28/19	— @
BNP Paribas SA		$166	ARS	8,190	7/18/19	(1)
Goldman Sachs International	ARS	7,928		$179	7/18/19	20
Goldman Sachs International	ARS	16,492		$359	7/18/19	28
Goldman Sachs International		$2,393	ARS	109,772	7/18/19	(192)
Goldman Sachs International		$760	ARS	35,472	7/18/19	(48)
JPMorgan Chase Bank NA	CNH	118,251		$16,851	10/17/19	(720)
JPMorgan Chase Bank NA	CNH	82,879		$11,795	10/17/19	(520)
JPMorgan Chase Bank NA		$2,442	CNH	16,810	10/17/19	56
JPMorgan Chase Bank NA		$20,200	CNH	137,282	10/17/19	198
JPMorgan Chase Bank NA		$1,048	CNH	7,393	10/17/19	51
JPMorgan Chase Bank NA		$5,993	CNH	40,225	10/17/19	(16)
						$(260)

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2019:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
100 oz Gold Future (United States)	33	Jun-19	$3		$4,285	$(101)
Australian 3 yr. Bond (Australia)	299	Jun-19	29,900		24,127	127
FTSE China A50 Index (China)	192	Apr-19	—	@	2,520	121
German Euro Bund (Germany)	11	Jun-19	1,100		2,052	45
MSCI Singapore Free Index (Singapore)	28	Apr-19	3		743	2
S&P 500 E Mini Index (United States)	213	Jun-19	11		30,223	707
U.S. Treasury 10 yr. Note (United States)	21	Jun-19	2,100		2,609	34
U.S. Treasury 10 yr. Ultra Long Bond (United States)	42	Jun-19	4,200		5,577	106
U.S. Treasury 2 yr. Note (United States)	38	Jun-19	7,600		8,097	35
U.S. Treasury 30 yr. Bond (United States)	3	Jun-19	300		449	14

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Futures Contracts: (cont'd)

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Short:
Euro Stoxx 50 (Germany)	71	Jun-19	$(1)	$(2,606)	$(32)
German Euro BONO (Germany)	3	Jun-19	(300)	(507)	(8)
German Euro BTP (Germany)	24	Jun-19	(2,400)	(3,486)	(68)
German Euro Bund (Germany)	31	Jun-19	(3,100)	(5,784)	(105)
German Euro OAT (Germany)	7	Jun-19	(700)	(1,277)	(36)
Hang Seng China Enterprises Index (Hong Kong)	21	Apr-19	(1)	(1,521)	(20)
MSCI Emerging Market E Mini (United States)	2	Jun-19	— @	(106)	(1)
NIKKEI 225 Index (Japan)	7	Jun-19	(3)	(672)	5
U.S. Treasury 10 yr. Note (United States)	14	Jun-19	(1,400)	(1,739)	1
U.S. Treasury 5 yr. Note (United States)	40	Jun-19	(4,000)	(4,633)	(43)
					$783

Interest Rate Swap Agreement:

The Fund had the following interest rate swap agreement open at March 31, 2019:

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
JPMorgan Chase Bank NA	3 Month KORIBOR	Pay	1.83%	Quarterly/Quarterly	6/14/27	KRW	1,400,000	$20	$—	$20

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at March 31, 2019:

Swap Counterparty	Index	Pay/ Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
Barclays Bank PLC	Barclays Custom Short Elevators Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	3/6/20		$1,608	$64	$—	$64
BNP Paribas SA	Alerian MLP Total Return Index	Receive	3 Month USD LIBOR plus 0.40%	Quarterly	5/30/19		600	5	—	5
BNP Paribas SA	Alerian MLP Total Return Index	Receive	3 Month USD LIBOR plus 0.47%	Quarterly	5/30/19		432	4	—	4
BNP Paribas SA	MSCI Emerging Market Index	Receive	3 Month USD LIBOR plus 0.24%	Quarterly/	1/24/20		19,872	884	—	884
BNP Paribas SA	MSCI AU Banks	Pay	3 Month AUD BBSW plus 0.13%	Quarterly	2/10/20	AUD	1,033	30	—	30
BNP Paribas SA	MSCI AU Banks	Pay	3 Month AUD BBSW plus 0.13%	Quarterly	2/10/20		2,087	70	—	70
BNP Paribas SA	MSCI AU Banks	Pay	3 Month AUD BBSW plus 0.13%	Quarterly	2/10/20		4,081	53	—	53
BNP Paribas SA	MSCI U.S. Banks Gross Total Return Index	Pay	3 Month USD LIBOR plus 0.14%	Quarterly	6/14/19		$359	14	—	14
BNP Paribas SA	MSCI U.S. Banks Gross Total Return Index	Pay	3 Month USD LIBOR plus 0.14%	Quarterly	6/14/19		394	16	—	16
BNP Paribas SA	MSCI U.S. Banks Gross Total Return Index	Pay	3 Month USD LIBOR plus 0.14%	Quarterly	6/14/19		372	15	—	15
JPMorgan Chase Bank NA	MSCI Japan Net Total Return Index	Receive	3 Month USD LIBOR plus 0.16%	Quarterly	2/10/20		14,419	56	—	56

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Total Return Swap Agreements: (cont'd)

Swap Counterparty	Index	Pay/ Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
JPMorgan Chase Bank NA	JPM Short Canadian Banks††	Pay	3 Month CAD CDOR plus 0.05%	Quarterly	3/30/20	CAD	1,872	$16	$—	$16
JPMorgan Chase Bank NA	Alerian MLP Total Return Index	Receive	3 Month USD LIBOR plus 0.48%	Quarterly	5/30/19		$1,397	12	—	12
								$1,239	$—	$1,239

††  See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with Barclays Custom Short Elevators Index as of March 31, 2019:

Security Description	Shares	Value (000)	Index Weight
Barclays Custom Short Elevators Index
Fujitec Co., Ltd.	27,700	$306	2.04%
Kone Oyj	157,078	7,925	52.76
Schindler Holding AG	31,545	6,539	43.53
Yungtay Engineering Co., Ltd.	121,000	251	1.67
Total		$15,021	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Short Canadian Banks Index as of March 31, 2019:

Security Description	Shares	Value (000)	Index Weight
JPM Short Canadian Banks Index
Bank of Montreal	503	$38	13.03%
Bank of Nova Scotia (The)	930	49	17.14
Canadian Imperial Bank of Commerce	338	27	9.25
National Bank of Canada	264	12	4.12
Royal Bank of Canada	1,130	85	29.53
Toronto-Dominion Bank (The)	1,433	78	26.93
Total		$289	100.00%

@    Value is less than $500.

BBSW    Australia's Bank Bill Swap.

CDOR    Canadian Dealer Offered Rate.

KORIBOR    Korea Interbank Offered Rate.

LIBOR    London Interbank Offered Rate.

ARS  —  Argentine Peso

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

CLP  —  Chilean Peso

CNH  —  Chinese Yuan Renminbi Offshore

CZK  —  Czech Koruna

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

HKD  —  Hong Kong Dollar

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

ILS  —  Israeli Shekel

INR  —  Indian Rupee

JPY  —  Japanese Yen

KRW  —  South Korean Won

MXN  —  Mexican Peso

MYR  —  Malaysian Ringgit

NOK  —  Norwegian Krone

NZD  —  New Zealand Dollar

PHP  —  Philippine Peso

PLN  —  Polish Zloty

RUB  —  Russian Ruble

SEK  —  Swedish Krona

SGD  —  Singapore Dollar

THB  —  Thai Baht

TRY  —  Turkish Lira

TWD  —  Taiwan Dollar

USD  —  United States Dollar

ZAR  —  South African Rand

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	44.5%
Common Stocks	39.4
Short-Term Investments	16.1
Total Investments	100.0	%*

*  Does not include open long/short futures contracts with a value of approximately $103,013,000 and net unrealized appreciation of approximately $783,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $260,000 and does not include open swap agreements with net unrealized appreciation of approximately $1,259,000.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Assets and Liabilities	March 31, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $212,137)	$237,391
Investment in Security of Affiliated Issuer, at Value (Cost $40,793)	40,793
Total Investments in Securities, at Value (Cost $252,930)	278,184
Foreign Currency, at Value (Cost $785)	750
Cash	3
Receivable for Variation Margin on Futures Contracts	2,705
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	2,287
Unrealized Appreciation on Swap Agreements	1,259
Interest Receivable	972
Receivable for Investments Sold	767
Tax Reclaim Receivable	252
Dividends Receivable	226
Receivable from Affiliate	75
Due from Broker	34
Receivable for Fund Shares Sold	22
Other Assets	103
Total Assets	287,639
Liabilities:
Payable for Investments Purchased	5,870
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	2,547
Due to Broker	1,340
Payable for Advisory Fees	249
Payable for Fund Shares Redeemed	209
Payable for Professional Fees	114
Payable for Trustees' Fees and Expenses	113
Payable for Shareholder Services Fees — Class A	43
Payable for Distribution and Shareholder Services Fees — Class L	9
Payable for Distribution and Shareholder Services Fees — Class C	2
Payable for Sub Transfer Agency Fees	—	@
Payable for Sub Transfer Agency Fees — Class I	8
Payable for Sub Transfer Agency Fees — Class A	32
Payable for Sub Transfer Agency Fees — Class L	3
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Custodian Fees	34
Payable for Transfer Agency Fees — Class I	3
Payable for Transfer Agency Fees — Class A	13
Payable for Transfer Agency Fees — Class L	2
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	1
Payable for Administration Fees	19
Deferred Capital Gain Country Tax	3
Other Liabilities	63
Total Liabilities	10,678
Net Assets	$276,961
Net Assets Consist of:
Paid-in-Capital	$254,773
Total Distributable Earnings	22,188
Net Assets	$276,961

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	March 31, 2019 (000)
CLASS I:
Net Assets	$58,736
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	3,910,383
Net Asset Value, Offering and Redemption Price Per Share	$15.02
CLASS A:
Net Assets	$202,348
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	13,581,063
Net Asset Value, Redemption Price Per Share	$14.90
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.83
Maximum Offering Price Per Share	$15.73
CLASS L:
Net Assets	$13,861
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	937,179
Net Asset Value, Offering and Redemption Price Per Share	$14.79
CLASS C:
Net Assets	$1,912
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	130,167
Net Asset Value, Offering and Redemption Price Per Share	$14.69
CLASS IS:
Net Assets	$104
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	6,905
Net Asset Value, Offering and Redemption Price Per Share	$15.03

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Operations	Six Months Ended March 31, 2019 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $2 of Foreign Taxes Withheld)	$1,694
Dividends from Securities of Unaffiliated Issuers (Net of $58 of Foreign Taxes Withheld)	1,247
Dividends from Security of Affiliated Issuer (Note G)	234
Total Investment Income	3,175
Expenses:
Advisory Fees (Note B)	628
Shareholder Services Fees — Class A (Note D)	254
Distribution and Shareholder Services Fees — Class L (Note D)	57
Distribution and Shareholder Services Fees — Class C (Note D)	9
Administration Fees (Note C)	112
Sub Transfer Agency Fees — Class I	25
Sub Transfer Agency Fees — Class A	78
Sub Transfer Agency Fees — Class L	6
Sub Transfer Agency Fees — Class C	1
Custodian Fees (Note F)	99
Professional Fees	93
Pricing Fees	58
Transfer Agency Fees — Class I (Note E)	5
Transfer Agency Fees — Class A (Note E)	18
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Shareholder Reporting Fees	27
Registration Fees	21
Trustees' Fees and Expenses	7
Other Expenses	8
Total Expenses	1,510
Waiver of Advisory Fees (Note B)	(61)
Reimbursement of Class Specific Expenses — Class I (Note B)	(21)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(17)
Net Expenses	1,409
Net Investment Income	1,766
Realized Gain (Loss):
Investments Sold (Net of $72 of Capital Gain Country Tax)	(226)
Foreign Currency Forward Exchange Contracts	385
Foreign Currency Translation	107
Futures Contracts	(2,202)
Swap Agreements	13
Net Realized Loss	(1,923)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $1)	114
Foreign Currency Forward Exchange Contracts	(1,082)
Foreign Currency Translation	(20)
Futures Contracts	531
Swap Agreements	1,145
Net Change in Unrealized Appreciation (Depreciation)	688
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(1,235)
Net Increase in Net Assets Resulting from Operations	$531

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Global Strategist Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended March 31, 2019 (unaudited) (000)	Year Ended September 30, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,766	$5,477
Net Realized Gain (Loss)	(1,923)	30,497
Net Change in Unrealized Appreciation (Depreciation)	688	(23,819)
Net Increase in Net Assets Resulting from Operations	531	12,155
Dividends and Distributions to Shareholders:
Class I	(7,553)	(4,282)
Class A	(25,417)	(14,484)
Class L	(1,941)	(1,087)
Class C	(218)	(72)
Class IS	(20)	(10)
Total Dividends and Distributions to Shareholders	(35,149)	(19,935)
Capital Share Transactions:(1)
Class I:
Subscribed	3,508	5,799
Distributions Reinvested	7,518	4,265
Redeemed	(7,984)	(14,485)
Class A:
Subscribed	7,328	4,800
Distributions Reinvested	24,946	14,203
Redeemed	(26,683)	(39,079)
Class L:
Exchanged	367	226
Distributions Reinvested	1,901	1,063
Redeemed	(3,953)	(3,783)
Class C:
Subscribed	311	685
Distributions Reinvested	217	72
Redeemed	(278)	(226)
Class IS:
Subscribed	— @	24
Distributions Reinvested	19	9
Redeemed	(59)	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	7,158	(26,427)
Total Decrease in Net Assets	(27,460)	(34,207)
Net Assets:
Beginning of Period	304,421	338,628
End of Period	$276,961	$304,421

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Global Strategist Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2019 (unaudited) (000)	Year Ended September 30, 2018 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	229	338
Shares Issued on Distributions Reinvested	535	253
Shares Redeemed	(548)	(845)
Net Increase (Decrease) in Class I Shares Outstanding	216	(254)
Class A:
Shares Subscribed	460	282
Shares Issued on Distributions Reinvested	1,788	849
Shares Redeemed	(1,788)	(2,295)
Net Increase (Decrease) in Class A Shares Outstanding	460	(1,164)
Class L:
Shares Exchanged	26	13
Shares Issued on Distributions Reinvested	137	64
Shares Redeemed	(282)	(223)
Net Decrease in Class L Shares Outstanding	(119)	(146)
Class C:
Shares Subscribed	21	42
Shares Issued on Distributions Reinvested	16	4
Shares Redeemed	(20)	(14)
Net Increase in Class C Shares Outstanding	17	32
Class IS:
Shares Subscribed	— @@	1
Shares Issued on Distributions Reinvested	1	1
Shares Redeemed	(4)	—
Net Increase (Decrease) in Class IS Shares Outstanding	(3)	2

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Consolidated Financial Highlights

Global Strategist Portfolio

	Class I
	Six Months Ended March 31, 2019		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)(2)		2015(2)		2014(2)
Net Asset Value, Beginning of Period	$17.05		$17.48		$15.79		$14.58		$16.99		$16.96
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.12		0.33		0.30		0.28		0.28		0.34
Net Realized and Unrealized Gain (Loss)	(0.11)		0.35		1.57		0.95		(1.73)		1.15
Total from Investment Operations	0.01		0.68		1.87		1.23		(1.45)		1.49
Distributions from and/or in Excess of:
Net Investment Income	(0.58)		(0.21)		(0.18)		—		(0.35)		(0.23)
Net Realized Gain	(1.46)		(0.90)		—		(0.02)		(0.61)		(1.23)
Total Distributions	(2.04)		(1.11)		(0.18)		(0.02)		(0.96)		(1.46)
Net Asset Value, End of Period	$15.02		$17.05		$17.48		$15.79		$14.58		$16.99
Total Return(4)	0.85	%(7)	3.94%		11.98%		8.42	%(5)	(8.87)%		9.37%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$58,736		$62,998		$69,017		$74,158		$83,930		$72,952
Ratio of Expenses Before Expense Limitation	0.86	%(8)	0.85%		0.85%		0.81%		0.83%		0.83%
Ratio of Expenses After Expense Limitation	0.73	%(6)(8)	0.73	%(6)	0.72	%(6)	0.68	%(6)	0.73	%(6)	0.72	%(6)
Ratio of Net Investment Income	1.55	%(6)(8)	1.95	%(6)	1.87	%(6)	1.84	%(6)	1.78	%(6)	1.99	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.01%		0.02%		0.01%		0.01%		0.02%
Portfolio Turnover Rate	54	%(7)	132%		176%		103%		98%		62%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation would have been 0.05% higher and the Ratio of Net Investment Income would have been 0.05% lower had the custodian not reimbursed the Fund.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.21% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 8.21%.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Consolidated Financial Highlights

Global Strategist Portfolio

	Class A
	Six Months Ended March 31, 2019		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)(2)		2015(2)		2014(2)
Net Asset Value, Beginning of Period	$16.90		$17.32		$15.64		$14.50		$16.88		$16.88
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.09		0.28		0.25		0.23		0.23		0.27
Net Realized and Unrealized Gain (Loss)	(0.11)		0.35		1.56		0.93		(1.71)		1.15
Total from Investment Operations	(0.02)		0.63		1.81		1.16		(1.48)		1.42
Distributions from and/or in Excess of:
Net Investment Income	(0.52)		(0.15)		(0.13)		—		(0.29)		(0.19)
Net Realized Gain	(1.46)		(0.90)		—		(0.02)		(0.61)		(1.23)
Total Distributions	(1.98)		(1.05)		(0.13)		(0.02)		(0.90)		(1.42)
Net Asset Value, End of Period	$14.90		$16.90		$17.32		$15.64		$14.50		$16.88
Total Return(4)	0.68	%(7)	3.68%		11.64%		7.98	%(5)	(9.16)%		9.02%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$202,348		$221,707		$247,483		$259,999		$287,438		$365,642
Ratio of Expenses Before Expense Limitation	1.10	%(8)	1.09%		1.12%		1.11%		1.11%		1.14%
Ratio of Expenses After Expense Limitation	1.04	%(6)(8)	1.03	%(6)	1.05	%(6)	0.99	%(6)	1.05	%(6)	1.07	%(6)
Ratio of Net Investment Income	1.24	%(6)(8)	1.66	%(6)	1.52	%(6)	1.56	%(6)	1.44	%(6)	1.64	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.01%		0.02%		0.01%		0.01%		0.02%
Portfolio Turnover Rate	54	%(7)	132%		176%		103%		98%		62%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation would have been 0.07% higher and the Ratio of Net Investment Income would have been 0.07% lower had the custodian not reimbursed the Fund.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.27% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 7.71%.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Consolidated Financial Highlights

Global Strategist Portfolio

	Class L
	Six Months Ended March 31, 2019		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)(2)		2015(2)		2014(2)
Net Asset Value, Beginning of Period	$16.73		$17.15		$15.47		$14.41		$16.79		$16.78
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.05		0.19		0.16		0.15		0.15		0.19
Net Realized and Unrealized Gain (Loss)	(0.10)		0.34		1.55		0.93		(1.72)		1.15
Total from Investment Operations	(0.05)		0.53		1.71		1.08		(1.57)		1.34
Distributions from and/or in Excess of:
Net Investment Income	(0.43)		(0.05)		(0.03)		—		(0.20)		(0.10)
Net Realized Gain	(1.46)		(0.90)		—		(0.02)		(0.61)		(1.23)
Total Distributions	(1.89)		(0.95)		(0.03)		(0.02)		(0.81)		(1.33)
Net Asset Value, End of Period	$14.79		$16.73		$17.15		$15.47		$14.41		$16.79
Total Return(4)	0.43	%(7)	3.13%		11.07%		7.47	%(5)	(9.66)%		8.49%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13,861		$17,665		$20,605		$23,051		$24,544		$28,032
Ratio of Expenses Before Expense Limitation	1.61	%(8)	1.58%		1.66%		1.64%		1.69%		1.70%
Ratio of Expenses After Expense Limitation	1.55	%(6)(8)	1.52	%(6)	1.57	%(6)	1.52	%(6)	1.58	%(6)	1.57	%(6)
Ratio of Net Investment Income	0.71	%(6)(8)	1.12	%(6)	1.00	%(6)	1.03	%(6)	0.93	%(6)	1.14	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.01%		0.02%		0.01%		0.01%		0.02%
Portfolio Turnover Rate	54	%(7)	132%		176%		103%		98%		62%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation would have been 0.06% higher and the Ratio of Net Investment Income would have been 0.06% lower had the custodian not reimbursed the Fund.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.20% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 7.27%.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Consolidated Financial Highlights

Global Strategist Portfolio

	Class C
	Six Months Ended March 31, 2019		Year Ended September 30,						Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)(3)		September 30, 2015(3)
Net Asset Value, Beginning of Period	$16.65		$17.08		$15.42		$14.41		$16.03
Income (Loss) from Investment Operations:
Net Investment Income(4)	0.03		0.21		0.11		0.10		0.03
Net Realized and Unrealized Gain (Loss)	(0.10)		0.27		1.55		0.93		(1.65)
Total from Investment Operations	(0.07)		0.48		1.66		1.03		(1.62)
Distributions from and/or in Excess of:
Net Investment Income	(0.43)		(0.01)		—		—		—
Net Realized Gain	(1.46)		(0.90)		—		(0.02)		—
Total Distributions	(1.89)		(0.91)		—		(0.02)		—
Net Asset Value, End of Period	$14.69		$16.65		$17.08		$15.42		$14.41
Total Return(5)	0.30	%(8)	2.83%		10.77%		7.13	%(6)	(10.11	)%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,912		$1,885		$1,386		$1,613		$1,363
Ratio of Expenses Before Expense Limitation	1.95	%(9)	1.99%		2.02%		1.94%		2.28	%(9)
Ratio of Expenses After Expense Limitation	1.83	%(7)(9)	1.83	%(7)	1.82	%(7)	1.81	%(7)	1.83	%(7)(9)
Ratio of Net Investment Income	0.46	%(7)(9)	1.28	%(7)	0.72	%(7)	0.71	%(7)	0.54	%(7)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	0.01%		0.02%		0.01%		0.01	%(9)
Portfolio Turnover Rate	54	%(8)	132%		176%		103%		98	%(8)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation would have been 0.02% higher and the Ratio of Net Investment Income would have been 0.02% lower had the custodian not reimbursed the Fund.

(2)  Commencement of Offering.

(3)  Not consolidated.

(4)  Per share amount is based on average shares outstanding.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  Performance was positively impacted by approximately 0.21% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 6.92%.

(7)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Not annualized.

(9)  Annualized.
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Consolidated Financial Highlights

Global Strategist Portfolio

	Class IS
	Six Months Ended March 31, 2019		Year Ended September 30,						Period from May 29, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)(3)		September 30, 2015(3)
Net Asset Value, Beginning of Period	$17.06		$17.49		$15.79		$14.59		$15.97
Income (Loss) from Investment Operations:
Net Investment Income(4)	0.12		0.37		0.31		0.26		0.09
Net Realized and Unrealized Gain (Loss)	(0.11)		0.31		1.57		0.96		(1.47)
Total from Investment Operations	0.01		0.68		1.88		1.22		(1.38)
Distributions from and/or in Excess of:
Net Investment Income	(0.58)		(0.21)		(0.18)		—		—
Net Realized Gain	(1.46)		(0.90)		—		(0.02)		—
Total Distributions	(2.04)		(1.11)		(0.18)		(0.02)		—
Net Asset Value, End of Period	$15.03		$17.06		$17.49		$15.79		$14.59
Total Return(5)	0.89	%(9)	3.98%		12.08%		8.42	%(6)	(8.70	)%(9)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$104		$166		$137		$143		$9
Ratio of Expenses Before Expense Limitation	2.03	%(10)	1.95%		2.17%		5.44%		16.27	%(10)
Ratio of Expenses After Expense Limitation	0.70	%(7)(10)	0.70	%(7)	0.69	%(7)	0.70	%(7)	0.71	%(7)(10)
Ratio of Net Investment Income	1.56	%(7)(10)	2.13	%(7)	1.88	%(7)	1.68	%(7)	1.66	%(7)(10)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(10)	0.01%		0.02%		0.01%		0.00	%(8)(10)
Portfolio Turnover Rate	54	%(9)	132%		176%		103%		98	%(9)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Not consolidated.

(4)  Per share amount is based on average shares outstanding.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Performance was positively impacted by approximately 0.35% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class IS shares would have been approximately 8.07%.

(7)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Consolidated Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of ten separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying consolidated financial statements relate to the Global Strategist Portfolio. The Fund seeks above-average total return over a market cycle of three to five years. The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS.

The Fund has suspended offering Class L shares for sales to all investors. Class L shareholders of the Fund do not have the option to purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Global Strategist Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation. As of March 31, 2019, the Subsidiary represented approximately $23,103,000 or approximately 8.34% of the total assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent Internal Revenue

Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's consolidated financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Consolidated Financial Statements (unaudited) (cont'd)

at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (7) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Consolidated Financial Statements (unaudited) (cont'd)

developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$191	$—	$191
Agency Fixed Rate Mortgages	—	9,239	—	9,239
Asset-Backed Securities	—	894	—	894
Collateralized Mortgage Obligations — Agency Collateral Series	—	167	—	167
Commercial Mortgage- Backed Securities	—	2,148	—	2,148
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Fixed Income Securities (cont'd)
Corporate Bonds	$—	$37,799	$—		$37,799
Mortgages — Other	—	3,019	—		3,019
Sovereign	—	63,162	—		63,162
U.S. Treasury Securities	—	7,184	—		7,184
Total Fixed Income Securities	—	123,803	—		123,803
Common Stocks
Aerospace & Defense	840	846	—		1,686
Air Freight & Logistics	251	563	—		814
Airlines	12	64	—		76
Auto Components	86	388	—		474
Automobiles	22	2,018	—		2,040
Banks	5,501	8,123	—		13,624
Beverages	830	1,125	—		1,955
Biotechnology	924	511	—		1,435
Building Products	279	293	—		572
Capital Markets	1,426	975	—		2,401
Chemicals	746	1,487	—		2,233
Commercial Services & Supplies	301	396	—		697
Communications Equipment	746	251	—		997
Construction & Engineering	46	2,248	—		2,294
Construction Materials	377	299	—		676
Consumer Finance	1,415	4	—		1,419
Containers & Packaging	184	47	—		231
Distributors	26	23	—		49
Diversified Consumer Services	22	—	—		22
Diversified Financial Services	96	278	—		374
Diversified Telecommunication Services	2,032	1,624	—		3,656
Electric Utilities	1,163	1,012	—		2,175
Electrical Equipment	292	740	—		1,032
Electronic Equipment, Instruments & Components	158	67	—		225
Energy Equipment & Services	278	94	—	†	372	†
Entertainment	488	24	—		512
Equity Real Estate Investment Trusts (REITs)	1,394	591	—		1,985
Food & Staples Retailing	1,548	602	—		2,150
Food Products	518	1,857	—		2,375
Gas Utilities	51	191	—		242
Health Care Equipment & Supplies	1,555	379	—		1,934
Health Care Providers & Services	1,167	262	—		1,429
Health Care Technology	41	—	—		41
Hotels, Restaurants & Leisure	1,151	955	—		2,106
Household Durables	756	348	—		1,104
Household Products	928	403	—		1,331

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Consolidated Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Independent Power & Renewable Electricity Producers	$25		$47	$—		$72
Industrial Conglomerates	442		631	—		1,073
Information Technology Services	2,400		1,318	—		3,718
Insurance	854		2,666	—		3,520
Interactive Media & Services	1,423		59	—		1,482
Internet & Direct Marketing Retail	1,539		537	—		2,076
Leisure Products	22		18	—		40
Life Sciences Tools & Services	450		125	—		575
Machinery	691		787	—		1,478
Marine	—		88	—		88
Media	930		393	—		1,323
Metals & Mining	450		1,719	—		2,169
Multi-Line Retail	239		170	—		409
Multi-Utilities	721		671	—		1,392
Oil, Gas & Consumable Fuels	5,144		2,919	—		8,063
Paper & Forest Products	60		325	—		385
Personal Products	155		1,063	—		1,218
Pharmaceuticals	1,875		3,617	—		5,492
Professional Services	347		648	—		995
Real Estate Management & Development	84		726	—		810
Road & Rail	937		362	—		1,299
Semiconductors & Semiconductor Equipment	1,709		470	2		2,181
Software	2,398		644	—		3,042
Specialty Retail	965		363	—		1,328
Tech Hardware, Storage & Peripherals	2,751		—	—		2,751
Textiles, Apparel & Luxury Goods	287		1,291	—		1,578
Thrifts & Mortgage Finance	71		—	—		71
Tobacco	443		503	—		946
Trading Companies & Distributors	252		224	—		476
Transportation Infrastructure	33		2,290	—		2,323
Water Utilities	10		58	—		68
Wireless Telecommunication Services	137		383	—		520
Total Common Stocks	55,494		54,203	2	†	109,699	†
Right	—		—	—	†	—	†
Warrant	—	@	—	—		—	@
Short-Term Investments
Investment Company	40,793		—	—		40,793
U.S. Treasury Security	—		3,889	—		3,889
Total Short-Term Investments	40,793		3,889	—		44,682
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Foreign Currency Forward Exchange Contracts	$—	$2,287	$—		$2,287
Futures Contracts	1,197	—	—		1,197
Interest Rate Swap Agreement	—	20	—		20
Total Return Swap Agreements	—	1,239	—		1,239
Total Assets	97,484	185,441	2	†	282,927 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(2,547)	—		(2,547)
Futures Contracts	(414)	—	—		(414)
Total Liabilities	(414)	(2,547)	—		(2,961)
Total	$97,070	$182,894	$2	†	$279,966 †

@  Value is less than $500.

†  Includes one or more securities which are valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks (000)		Right (000)
Beginning Balance	$—	@†	$—
Purchases	—		—	†
Sales	—		—
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	2		—
Realized gains (losses)	—		—
Ending Balance	$2	†	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2019	$2		$—

@  Value is less than $500.

†  Includes one or more securities which are valued at zero.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Consolidated Financial Statements (unaudited) (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2019:

	Fair Value at March 31, 2019 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Common Stock	$2	Book Value	Book Value	$0.05	Increase

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Consolidated Financial Statements (unaudited) (cont'd)

may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Consolidated Financial Statements (unaudited) (cont'd)

Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Consolidated Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Consolidated Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Consolidated Statement of Assets and Liabilities.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Consolidated Financial Statements (unaudited) (cont'd)

contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2019:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$2,287
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	835	(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	362	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	1,239
Swap Agreements	Unrealized Appreciation on Swap Agreements	Interest Rate Risk	20
Total			$4,743
	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(2,547)
Futures Contract	Variation Margin on Futures Contracts	Commodity Risk	(101	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	(53	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(260	)(a)
Total			$(2,961)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Consolidated Portfolio of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2019 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$385
Commodity Risk	Futures Contracts	270
Equity Risk	Futures Contracts	(2,323)
Interest Rate Risk	Futures Contracts	(149)
Equity Risk	Swap Agreements	55
Interest Rate Risk	Swap Agreements	(42)
Total		$1,804

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Consolidated Financial Statements (unaudited) (cont'd)

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(1,082)
Commodity Risk	Futures Contracts	(63)
Equity Risk	Futures Contracts	481
Interest Rate Risk	Futures Contracts	113
Equity Risk	Swap Agreements	1,390
Interest Rate Risk	Swap Agreements	(245)
Total		$594

At March 31, 2019, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$2,287	$(2,547)
Swap Agreements	1,259	—
Total	$3,546	$(2,547)

(b) Excludes exchange-traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2019:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received(d) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$24		$(24)	$—	$0
Barclays Bank PLC	92		(10)	—	82
BNP Paribas SA	1,136		(13)	(910)	213
Citibank NA	117		(117)	—	0
Commonwealth Bank of Australia	10		(— @)	—	10
Credit Suisse International	7		(2)	—	5
Goldman Sachs International	998		(743)	(249)	6
JPMorgan Chase Bank NA	1,017		(913)	(104)	0
State Street Bank and Trust Co.	—	@	(— @)	—	0
UBS AG	145		(145)	—	0
Total	$3,546		$(1,967)	$(1,263)	$316
Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Pledged(d) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$58		$(24)	$—	$34
Bank of Montreal	7		—	—	7
Barclays Bank PLC	10		(10)	—	0
BNP Paribas SA	13		(13)	—	0
Citibank NA	259		(117)	—	142
Commonwealth Bank of Australia	—	@	(— @)	—	0
Credit Suisse International	2		(2)	—	0
Goldman Sachs International	743		(743)	—	0
JPMorgan Chase Bank NA	1,285		(913)	(366)	6
State Street Bank and Trust Co.	1		(— @)	—	1
UBS AG	169		(145)	—	24
Total	$2,547		$(1,967)	$(366)	$214

(d) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

@  Value is less than $500.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Consolidated Financial Statements (unaudited) (cont'd)

For the six months ended March 31, 2019, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$261,459,000
Futures Contracts:
Average monthly notional value	$121,858,000
Swap Agreements:
Average monthly notional amount	$24,497,000

5.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

6.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.45% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.74% for Class I shares, 1.09% for Class A shares, 1.59% for Class L shares, 1.84% for Class C shares and 0.71% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2019, approximately $61,000 of advisory fees were waived and approximately $23,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter,

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Consolidated Financial Statements (unaudited) (cont'd)

calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $49,454,000 and $69,660,000, respectively. For the six months ended March 31, 2019, purchases and sales of long-term U.S. Government securities were approximately $52,691,000 and $73,328,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2019, advisory fees paid were reduced by approximately $17,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in share of affiliated investments companies during the six months ended March 31, 2019 are as follows:

Affiliated Investment Company	Value September 30, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$20,097	$99,651	$78,955	$234
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2019 (000)
Liquidity Funds	$—	$—	$40,793

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Consolidated Financial Statements (unaudited) (cont'd)

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:		2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$3,262	$16,673	$2,854	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments for swap transactions, tax adjustments on passive foreign investment companies sold by the Fund, foreign capital gain tax and tax adjustments related to the Subsidiary, resulted in the following reclassifications among the components of net assets at September 30, 2018:

Total Distributable Earnings (Loss) (000)	Paid-in- Capital (000)
$8	$(8)

At September 30, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$9,380	$28,489

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Consolidated Financial Statements (unaudited) (cont'd)

March 31, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 49.4%.

K. Accounting Pronouncement: In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the "ASU") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the consolidated financial statements.

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Privacy Notice (unaudited) (cont'd)

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTGSSAN
2516248 EXP 05.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Discovery Portfolio

(formerly Mid Cap Growth Portfolio)

Semi-Annual Report

March 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	16
Privacy Notice	26
Trustee and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Discovery Portfolio (the "Fund") (formerly Mid Cap Growth Portfolio) performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2019

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Expense Example (unaudited)

Discovery Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/18	Actual Ending Account Value 3/31/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Discovery Portfolio Class I	$1,000.00	$1,024.50	$1,021.39	$3.58	$3.58	0.71%
Discovery Portfolio Class A	1,000.00	1,023.30	1,019.90	5.09	5.09	1.01
Discovery Portfolio Class L	1,000.00	1,020.70	1,017.35	7.66	7.64	1.52
Discovery Portfolio Class C	1,000.00	1,018.30	1,015.51	9.51	9.50	1.89
Discovery Portfolio Class IS	1,000.00	1,025.30	1,021.74	3.23	3.23	0.64

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments

Discovery Portfolio

	Shares	Value (000)
Common Stocks (95.8%)
Biotechnology (2.8%)
Alnylam Pharmaceuticals, Inc. (a)	42,844	$4,004
Bluebird Bio, Inc. (a)	7,855	1,236
Editas Medicine, Inc. (a)	45,946	1,123
Exact Sciences Corp. (a)	133,110	11,530
Intellia Therapeutics, Inc. (a)	61,122	1,044
Intrexon Corp. (a)(b)	93,337	491
Moderna, Inc. (a)(b)	113,850	2,317
		21,745
Capital Markets (1.0%)
MarketAxess Holdings, Inc.	31,409	7,729
Entertainment (5.0%)
Spotify Technology SA (a)	274,491	38,099
Health Care Equipment & Supplies (6.4%)
DexCom, Inc. (a)	245,458	29,234
LivaNova PLC (a)	82,202	7,994
Penumbra, Inc. (a)	77,066	11,330
		48,558
Health Care Providers & Services (8.5%)
Covetrus, Inc. (a)	411,228	13,098
Guardant Health, Inc. (a)	151,750	11,639
HealthEquity, Inc. (a)	540,140	39,959
		64,696
Health Care Technology (7.3%)
Agilon Health Topco, Inc. (acquisition cost — $2,693; acquired 11/7/18) (a)(c)(d)(e)	7,122	2,693
Veeva Systems, Inc., Class A (a)	419,819	53,259
		55,952
Information Technology Services (24.2%)
Adyen N.V. (Netherlands) (a)	16,525	12,962
MongoDB, Inc. (a)(b)	375,410	55,193
Okta, Inc. (a)	330,181	27,316
Shopify, Inc., Class A (Canada) (a)	152,742	31,560
Square, Inc., Class A (a)	359,003	26,896
Twilio, Inc., Class A (a)	237,649	30,699
		184,626
Interactive Media & Services (9.0%)
Angi Homeservices, Inc., Class A (a)	694,849	10,728
Match Group, Inc.	140,027	7,927
Twitter, Inc. (a)	1,022,842	33,631
Zillow Group, Inc., Class C (a)	480,282	16,685
		68,971
Internet & Direct Marketing Retail (9.3%)
Farfetch Ltd., Class A (a)	601,821	16,195
GrubHub, Inc. (a)	150,776	10,474
MercadoLibre, Inc. (a)	37,379	18,979
Overstock.com, Inc. (a)(b)	383,018	6,366
Wayfair, Inc., Class A (a)	126,076	18,716
		70,730
	Shares	Value (000)
Pharmaceuticals (0.1%)
Nektar Therapeutics (a)	14,940	$502
Software (19.8%)
Atlassian Corp., PLC, Class A (United Kingdom) (a)	107,493	12,081
Constellation Software, Inc. (Canada)	14,366	12,175
Coupa Software, Inc. (a)	413,017	37,576
Elastic N.V. (a)(b)	145,098	11,589
Guidewire Software, Inc. (a)	123,490	11,998
Smartsheet, Inc., Class A (a)	662,797	27,036
Trade Desk, Inc. (The), Class A (a)	61,767	12,227
Ultimate Software Group, Inc. (The) (a)	38,704	12,777
Zendesk, Inc. (a)	159,063	13,520
		150,979
Specialty Retail (2.4%)
Carvana Co. (a)(b)	318,476	18,491
Total Common Stocks (Cost $569,462)		731,078
Short-Term Investments (9.3%)
Securities held as Collateral on Loaned Securities (4.9%)
Investment Company (3.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	29,380,477	29,380
	Face Amount (000)
Repurchase Agreements (1.1%)
Barclays Capital, Inc., (2.50%, dated 3/29/19, due 4/1/19; proceeds $1,902; fully collateralized by a U.S. Government obligation; 1.37% due 1/15/20; valued at $1,939)	$1,902	1,902
HSBC Securities USA, Inc., (2.58%, dated 3/29/19, due 4/1/19; proceeds $4,535; fully collateralized by U.S. Government obligations; 0.00% - 1.38% due 8/31/20 - 11/15/22; valued at $4,625)	4,534	4,534
Merrill Lynch & Co., Inc., (2.55%, dated 3/29/19, due 4/1/19; proceeds $1,633; fully collateralized by a U.S. Government obligation; 2.51% due 1/31/21; valued at $1,665)	1,632	1,632
		8,068
Total Securities held as Collateral on Loaned Securities (Cost $37,448)		37,448

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments (cont'd)

Discovery Portfolio

	Shares	Value (000)
Investment Company (4.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $33,840)	33,839,604	$33,840
Total Short-Term Investments (Cost $71,288)		71,288
Total Investments Excluding Purchased Options (105.1%) (Cost $640,750)		802,366
Total Purchased Options Outstanding (0.0%) (Cost $1,869)		250
Total Investments (105.2%) (Cost $642,619) Including $39,195 of Securities Loaned (f)		802,616
Liabilities in Excess of Other Assets (–5.2%)		(39,473)
Net Assets (100.0%)		$763,143

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at March 31, 2019.

(c)  Security has been deemed illiquid at March 31, 2019.

(d)  At March 31, 2019, the Fund held a fair valued security valued at approximately $2,693,000, representing 0.4% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's Trustees.

(e)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2019 amounts to approximately $2,693,000 and represents 0.4% of net assets

(f)  At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $183,709,000 and the aggregate gross unrealized depreciation is approximately $23,712,000, resulting in net unrealized appreciation of approximately $159,997,000.

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2019:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	1.00	Jan-20	115,175,179	115,175	$202	$589	$(387)
Royal Bank of Scotland	USD/CNH	CNH	7.78	Jul-19	129,503,174	129,503	8	631	(623)
Royal Bank of Scotland	USD/CNH	CNH	8.00	Oct-19	110,365,893	110,366	40	649	(609)
							$250	$1,869	$(1,619)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Information Technology Services	24.1%
Software	19.7
Other**	10.8
Internet & Direct Marketing Retail	9.2
Interactive Media & Services	9.0
Health Care Providers & Services	8.5
Health Care Technology	7.3
Health Care Equipment & Supplies	6.4
Entertainment	5.0
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2019.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Discovery Portfolio

Statement of Assets and Liabilities	March 31, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $579,399)	$739,396
Investment in Security of Affiliated Issuer, at Value (Cost $63,220)	63,220
Total Investments in Securities, at Value (Cost $642,619)	802,616
Foreign Currency, at Value (Cost $1)	1
Cash	610
Receivable for Investments Sold	1,080
Receivable for Fund Shares Sold	544
Dividends Receivable	239
Receivable from Securities Lending Income	133
Receivable from Affiliate	86
Other Assets	188
Total Assets	805,497
Liabilities:
Collateral on Securities Loaned, at Value	38,058
Payable for Investments Purchased	1,319
Payable for Fund Shares Redeemed	1,243
Payable for Advisory Fees	821
Due to Broker	490
Payable for Professional Fees	80
Payable for Shareholder Services Fees — Class A	64
Payable for Distribution and Shareholder Services Fees — Class L	6
Payable for Distribution and Shareholder Services Fees — Class C	2
Payable for Administration Fees	52
Payable for Sub Transfer Agency Fees — Class I	7
Payable for Sub Transfer Agency Fees — Class A	38
Payable for Sub Transfer Agency Fees — Class L	1
Payable for Trustees' Fees and Expenses	45
Payable for Transfer Agency Fees — Class I	8
Payable for Transfer Agency Fees — Class A	21
Payable for Transfer Agency Fees — Class L	2
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	2
Payable for Custodian Fees	5
Other Liabilities	89
Total Liabilities	42,354
Net Assets	$763,143
Net Assets Consist of:
Paid-in-Capital	$602,745
Total Distributable Earnings	160,398
Net Assets	$763,143

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Discovery Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2019 (000)
CLASS I:
Net Assets	$335,530
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	17,212,763
Net Asset Value, Offering and Redemption Price Per Share	$19.49
CLASS A:
Net Assets	$304,130
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	19,261,050
Net Asset Value, Offering and Redemption Price Per Share	$15.79
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.87
Maximum Offering Price Per Share	$16.66
CLASS L:
Net Assets	$8,595
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	615,870
Net Asset Value, Offering and Redemption Price Per Share	$13.96
CLASS C:
Net Assets	$2,431
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	157,705
Net Asset Value, Offering and Redemption Price Per Share	$15.41
CLASS IS:
Net Assets	$112,457
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	5,706,762
Net Asset Value, Offering and Redemption Price Per Share	$19.71
(1) Including: Securities on Loan, at Value:	$39,195

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Discovery Portfolio

Statement of Operations	Six Months Ended March 31, 2019 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $44 of Foreign Taxes Withheld)	$840
Income from Securities Loaned — Net	359
Dividends from Security of Affiliated Issuer (Note G)	326
Total Investment Income	1,525
Expenses:
Advisory Fees (Note B)	1,611
Shareholder Services Fees — Class A (Note D)	331
Distribution and Shareholder Services Fees — Class L (Note D)	30
Distribution and Shareholder Services Fees — Class C (Note D)	5
Administration Fees (Note C)	258
Sub Transfer Agency Fees — Class I	101
Sub Transfer Agency Fees — Class A	136
Sub Transfer Agency Fees — Class L	3
Sub Transfer Agency Fees — Class C	1
Shareholder Reporting Fees	62
Professional Fees	56
Transfer Agency Fees — Class I (Note E)	11
Transfer Agency Fees — Class A (Note E)	26
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	3
Registration Fees	42
Custodian Fees (Note F)	11
Trustees' Fees and Expenses	11
Pricing Fees	2
Other Expenses	17
Expenses Before Non Operating Expenses	2,720
Bank Overdraft Expense	1
Total Expenses	2,721
Rebate from Morgan Stanley Affiliate (Note G)	(30)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Net Expenses	2,691
Net Investment Loss	(1,166)
Realized Gain:
Investments Sold	22,702
Foreign Currency Translation	3
Net Realized Gain	22,705
Change in Unrealized Appreciation (Depreciation):
Investments	(8,192)
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	(8,192)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	14,513
Net Increase in Net Assets Resulting from Operations	$13,347

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Discovery Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2019 (unaudited) (000)	Year Ended September 30, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(1,166)	$(3,018)
Net Realized Gain	22,705	163,296
Net Change in Unrealized Appreciation (Depreciation)	(8,192)	79,072
Net Increase in Net Assets Resulting from Operations	13,347	239,350
Dividends and Distributions to Shareholders:
Class I	(47,434)	(76,997)
Class A	(56,202)	(91,767)
Class L	(1,904)	(2,865)
Class C	(138)	(4)
Class IS	(15,697)	(20,114)
Total Dividends and Distributions to Shareholders	(121,375)	(191,747)
Capital Share Transactions:(1)
Class I:
Subscribed	76,589	117,653
Distributions Reinvested	47,059	76,164
Redeemed	(52,167)	(155,559)
Class A:
Subscribed	68,107	41,320
Distributions Reinvested	55,847	91,096
Redeemed	(70,273)	(131,766)
Class L:
Subscribed	28	—
Distributions Reinvested	1,883	2,826
Redeemed	(997)	(1,750)
Class C:
Subscribed	2,162	485
Distributions Reinvested	136	—
Redeemed	(459)	—
Class IS:
Subscribed	20,204	26,185
Distributions Reinvested	15,694	20,109
Redeemed	(4,855)	(24,742)
Net Increase in Net Assets Resulting from Capital Share Transactions	158,958	62,021
Total Increase in Net Assets	50,930	109,624
Net Assets:
Beginning of Period	712,213	602,589
End of Period	$763,143	$712,213

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Discovery Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2019 (unaudited) (000)	Year Ended September 30, 2018 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	4,181	5,817
Shares Issued on Distributions Reinvested	2,875	4,569
Shares Redeemed	(2,896)	(8,191)
Net Increase in Class I Shares Outstanding	4,160	2,195
Class A:
Shares Subscribed	4,387	2,381
Shares Issued on Distributions Reinvested	4,208	6,442
Shares Redeemed	(4,801)	(7,872)
Net Increase in Class A Shares Outstanding	3,794	951
Class L:
Shares Subscribed	2	—
Shares Issued on Distributions Reinvested	161	219
Shares Redeemed	(80)	(116)
Net Increase in Class L Shares Outstanding	83	103
Class C:
Shares Subscribed	153	27
Shares Issued on Distributions Reinvested	10	—
Shares Redeemed	(33)	—
Net Increase in Class C Shares Outstanding	130	27
Class IS:
Shares Subscribed	1,067	1,244
Shares Issued on Distributions Reinvested	949	1,196
Shares Redeemed	(266)	(1,302)
Net Increase in Class IS Shares Outstanding	1,750	1,138

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Financial Highlights

Discovery Portfolio

	Class I
	Six Months Ended March 31, 2019		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$23.30		$22.30		$31.85		$35.96		$44.73		$44.24
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.02)		(0.07)		0.05		0.03		(0.16)		0.09
Net Realized and Unrealized Gain (Loss)	(0.11)		7.99		1.99		0.18		(2.33)		3.04
Total from Investment Operations	(0.13)		7.92		2.04		0.21		(2.49)		3.13
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.09)		—
Net Realized Gain	(3.68)		(6.92)		(11.59)		(4.32)		(6.19)		(2.64)
Total Distributions	(3.68)		(6.92)		(11.59)		(4.32)		(6.28)		(2.64)
Net Asset Value, End of Period	$19.49		$23.30		$22.30		$31.85		$35.96		$44.73
Total Return(3)	2.45	%(6)	47.85%		16.16%		0.19%		(6.18)%		7.25%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$335,530		$304,179		$242,140		$563,397		$2,164,565		$4,708,900
Ratio of Expenses Before Expense Limitation	0.72	%(7)	0.72%		0.72%		0.74%		N/A		N/A
Ratio of Expenses After Expense Limitation	0.71	%(4)(7)	0.71	%(4)	0.72	%(4)	0.73	%(4)	0.74	%(4)	0.75	%(4)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	0.71	%(4)(7)	0.71	%(4)	0.71	%(4)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.24	)%(4)(7)	(0.35	)%(4)	0.21	%(4)	0.09	%(4)	(0.39	)%(4)	0.19	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.01%		0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	57	%(6)	86%		59%		23%		27%		45%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Income would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Financial Highlights

Discovery Portfolio

	Class A
	Six Months Ended March 31, 2019		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$19.71		$19.92		$29.86		$34.06		$42.70		$42.46
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.04)		(0.11)		(0.03)		(0.05)		(0.26)		(0.03)
Net Realized and Unrealized Gain (Loss)	(0.20)		6.82		1.68		0.17		(2.19)		2.91
Total from Investment Operations	(0.24)		6.71		1.65		0.12		(2.45)		2.88
Distributions from and/or in Excess of:
Net Realized Gain	(3.68)		(6.92)		(11.59)		(4.32)		(6.19)		(2.64)
Net Asset Value, End of Period	$15.79		$19.71		$19.92		$29.86		$34.06		$42.70
Total Return(3)	2.33	%(6)	47.36%		15.85%		(0.12)%		(6.40)%		6.95%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$304,130		$304,921		$289,123		$480,488		$996,553		$1,859,126
Ratio of Expenses Before Expense Limitation	1.02	%(7)	1.02%		1.01%		1.00%		N/A		N/A
Ratio of Expenses After Expense Limitation	1.01	%(4)(7)	1.01	%(4)	1.01	%(4)	0.99	%(4)	1.00	%(4)	1.00	%(4)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	1.01	%(4)(7)	1.01	%(4)	1.00	%(4)	N/A		N/A		N/A
Ratio of Net Investment Loss	(0.53	)%(4)(7)	(0.65	)%(4)	(0.17	)%(4)	(0.17	)%(4)	(0.65	)%(4)	(0.07	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.01%		0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	57	%(6)	86%		59%		23%		27%		45%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Loss would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.
The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Financial Highlights

Discovery Portfolio

	Class L
	Six Months Ended March 31, 2019		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$17.96		$18.79		$29.01		$33.39		$42.20		$42.20
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.07)		(0.18)		(0.16)		(0.22)		(0.46)		(0.26)
Net Realized and Unrealized Gain (Loss)	(0.25)		6.27		1.53		0.16		(2.16)		2.90
Total from Investment Operations	(0.32)		6.09		1.37		(0.06)		(2.62)		2.64
Distributions from and/or in Excess of:
Net Realized Gain	(3.68)		(6.92)		(11.59)		(4.32)		(6.19)		(2.64)
Net Asset Value, End of Period	$13.96		$17.96		$18.79		$29.01		$33.39		$42.20
Total Return(3)	2.07	%(6)	46.73%		15.07%		(0.73)%		(6.94)%		6.40%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$8,595		$9,572		$8,091		$9,874		$12,600		$16,817
Ratio of Expenses Before Expense Limitation	1.53	%(7)	1.51%		1.64%		1.61%		N/A		N/A
Ratio of Expenses After Expense Limitation	1.52	%(4)(7)	1.50	%(4)	1.63	%(4)	1.60	%(4)	1.55	%(4)	1.55	%(4)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	1.52	%(4)(7)	1.50	%(4)	1.63	%(4)	N/A		N/A		N/A
Ratio of Net Investment Loss	(1.05	)%(4)(7)	(1.15	)%(4)	(0.85	)%(4)	(0.76	)%(4)	(1.20	)%(4)	(0.60	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.01%		0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	57	%(6)	86%		59%		23%		27%		45%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Loss would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Financial Highlights

Discovery Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended March 31, 2019 (unaudited)		Year Ended September 30, 2018		Period from May 31, 2017(1) to September 30, 2017
Net Asset Value, Beginning of Period	$19.42		$19.85		$19.34
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.11)		(0.29)		(0.09)
Net Realized and Unrealized Gain (Loss)	(0.22)		6.78		0.60
Total from Investment Operations	(0.33)		6.49		0.51
Distributions from and/or in Excess of:
Net Realized Gain	(3.68)		(6.92)		—
Net Asset Value, End of Period	$15.41		$19.42		$19.85
Total Return(3)	1.83	%(6)	46.08%		2.64	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,431		$536		$10
Ratio of Expenses Before Expense Limitation	1.90	%(7)	3.69%		15.31	%(7)
Ratio of Expenses After Expense Limitation	1.89	%(4)(7)	1.89	%(4)	1.90	%(4)(7)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	1.89	%(4)(7)	1.89	%(4)	1.90	%(4)(7)
Ratio of Net Investment Loss	(1.43	)%(4)(7)	(1.58	)%(4)	(1.34	)%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.00	%(5)(7)
Portfolio Turnover Rate	57	%(6)	86%		59	%(6)

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Financial Highlights

Discovery Portfolio

	Class IS
	Six Months Ended March 31, 2019		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$23.50		$22.43		$31.94		$36.03		$44.80		$44.25
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.02)		(0.06)		0.04		0.07		(0.10)		0.18
Net Realized and Unrealized Gain (Loss)	(0.09)		8.05		2.04		0.16		(2.33)		3.01
Total from Investment Operations	(0.11)		7.99		2.08		0.23		(2.43)		3.19
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.15)		—
Net Realized Gain	(3.68)		(6.92)		(11.59)		(4.32)		(6.19)		(2.64)
Total Distributions	(3.68)		(6.92)		(11.59)		(4.32)		(6.34)		(2.64)
Net Asset Value, End of Period	$19.71		$23.50		$22.43		$31.94		$36.03		$44.80
Total Return(3)	2.53	%(6)	47.89%		16.24%		0.25%		(6.02)%		7.39%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$112,457		$93,005		$63,225		$219,255		$1,087,612		$662,560
Ratio of Expenses Before Expense Limitation	0.65	%(7)	0.66%		0.65%		0.62%		N/A		N/A
Ratio of Expenses After Expense Limitation	0.64	%(4)(7)	0.65	%(4)	0.65	%(4)	0.61	%(4)	0.61	%(4)	0.61	%(4)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	0.64	%(4)(7)	0.65	%(4)	0.65	%(4)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.17	)%(4)(7)	(0.30	)%(4)	0.18	%(4)	0.22	%(4)	(0.25	)%(4)	0.41	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.01%		0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	57	%(6)	86%		59%		23%		27%		45%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Income would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of ten separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Discovery Portfolio (name changed on February 11, 2019, formerly Mid Cap Growth Portfolio). The Fund seeks long-term capital growth. The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS.

The Fund has suspended offering of Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.   Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given

16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.   Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Biotechnology	$21,745	$—	$—	$21,745
Capital Markets	7,729	—	—	7,729
Entertainment	38,099	—	—	38,099
Health Care Equipment & Supplies	48,558	—	—	48,558
Health Care Providers & Services	64,696	—	—	64,696
Health Care Technology	53,259	—	2,693	55,952
Information Technology Services	184,626	—	—	184,626
Interactive Media & Services	68,971	—	—	68,971
Internet & Direct Marketing Retail	70,730	—	—	70,730
Pharmaceuticals	502	—	—	502
Software	150,979	—	—	150,979
Specialty Retail	18,491	—	—	18,491
Total Common Stocks	728,385	—	2,693	731,078
Call Options Purchased	—	250	—	250
Short-Term Investments
Investment Company	63,220	—	—	63,220
Repurchase Agreements	—	8,068	—	8,068
Total Short-Term Investments	63,220	8,068	—	71,288
Total Assets	$791,605	$8,318	$2,693	$802,616

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock (000)
Beginning Balance	$—
Purchases	2,693
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$2,693
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2019	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2019:

	Fair Value at March 31, 2019 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Common Stock	$2,693	Market Transaction Method	Precedent Transaction	$378.16	Increase

*  Amount is indicative of the weighted average.

** Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.   Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2019:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Options Purchased	Investments, at Value (Options Purchased)	Currency Risk	$250	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2019 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Options Purchased)	$(1,188	)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Options Purchased)	$(468)(c)

(c) Amounts are included in Investments in the Statement of Operations.

At March 31, 2019, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Options Purchased	$250	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$250	$—	$(210)	$40

For the six months ended March 31, 2019, the approximate average monthly amount outstanding for each derivative type is as follows:

Options Purchased:
Average monthly notional amount	388,669,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2019.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$39,195	(e)	$—	$(39,195	)(f)(g)	$0

(e)  Represents market value of loaned securities at period end.

(f)  The Fund received cash collateral of approximately $38,058,000, of which approximately $37,448,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of March 31, 2019, there was uninvested cash of approximately $610,000, which is not reflected in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $2,113,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(g)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of March 31, 2019:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$38,058	$—	$—	$—	$38,058
Total Borrowings	$38,058	$—	$—	$—	$38,058
Gross amount of recognized liabilities for securities lending transactions					$38,058

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

8.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.50% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.65% for Class L shares, 1.90% for Class C shares and 0.73% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2019, less than $500 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $402,229,000 and $366,324,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 31, 2019.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2019,

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

advisory fees paid were reduced by approximately $30,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2019 is as follows:

Affiliated Investment Company	Value September 30, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$76,417	$290,404	$303,601	$326
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2019 (000)
Liquidity Funds	$—	$—	$63,220

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2019, the Fund engaged in cross-trade purchases of approximately $1,782,000.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2018, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:		2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$191,747	$—	$352,133

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, tax adjustments on passive foreign investment companies and partnership investments sold by the Fund, equalization debits and a net operating loss, resulted in the following reclassifications among the components of net assets at September 30, 2018:

Total Distributable Earnings (Loss) (000)	Paid-in- Capital (000)
$(62,920)	$62,920

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

At September 30, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$10,731	$106,049

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 31, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 65.6%.

25

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

26

Privacy Notice (unaudited) (cont'd)

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTMCGSAN
2514295 EXP 05.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Semi-Annual Report

March 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	12
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	23
Privacy Notice	30
Trustee and Officer Information	32

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in High Yield Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2019

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Expense Example (unaudited)

High Yield Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/18	Actual Ending Account Value 3/31/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
High Yield Portfolio Class I	$1,000.00	$1,007.30	$1,021.69	$3.25	$3.28	0.65%
High Yield Portfolio Class A	1,000.00	1,006.10	1,019.95	5.00	5.04	1.00
High Yield Portfolio Class L	1,000.00	1,005.30	1,018.70	6.25	6.29	1.25
High Yield Portfolio Class C	1,000.00	1,001.90	1,016.36	8.58	8.65	1.72
High Yield Portfolio Class IS	1,000.00	1,007.40	1,021.84	3.10	3.13	0.62
High Yield Portfolio Class IR	1,000.00	1,007.40	1,021.84	3.10	3.13	0.62

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments

High Yield Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (98.8%)
Corporate Bonds (91.8%)
Basic Materials (4.1%)
American Gilsonite Co.
17.00% Cash, 3.41% PIK, 12/31/21 (a)(b)(c)(e)	$228	$217
Eldorado Gold Corp.
6.13%, 12/15/20 (a)	1,300	1,276
First Quantum Minerals Ltd.
7.50%, 4/1/25 (a)	800	769
Hexion, Inc.
10.00%, 4/15/20	700	588
Hudbay Minerals, Inc.
7.25%, 1/15/23 (a)	750	780
IAMGOLD Corp.
7.00%, 4/15/25 (a)	750	763
International Wire Group, Inc.
10.75%, 8/1/21 (a)	850	854
Mercer International, Inc.
5.50%, 1/15/26	791	779
MSCI, Inc.
4.75%, 8/1/26 (a)	150	155
PQ Corp.
5.75%, 12/15/25 (a)	325	318
Schweitzer-Mauduit International, Inc.
6.88%, 10/1/26 (a)	825	827
Valvoline, Inc.
5.50%, 7/15/24	550	561
Versum Materials, Inc.
5.50%, 9/30/24 (a)	250	263
		8,150
Communications (8.8%)
Altice Finco SA
7.63%, 2/15/25 (a)	325	297
Altice France SA
7.38%, 5/1/26 (a)	1,250	1,228
Altice Luxembourg SA
7.63%, 2/15/25 (a)	650	573
Block Communications, Inc.
6.88%, 2/15/25 (a)	931	969
Cable One, Inc.
5.75%, 6/15/22 (a)	250	254
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/1/28 (a)	1,050	1,038
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/24 (a)	1,000	1,062
CommScope Technologies LLC
5.00%, 3/15/27 (a)	300	267
CSC Holdings LLC,
5.25%, 6/1/24	1,000	1,017
6.50%, 2/1/29 (a)	300	320
Digicel Group Ltd.
8.25%, 9/30/20 (a)	900	700
	Face Amount (000)	Value (000)
DISH DBS Corp.
7.75%, 7/1/26	$375	$327
EW Scripps Co. (The)
5.13%, 5/15/25 (a)	900	860
Gray Television, Inc.
5.88%, 7/15/26 (a)	750	765
HC2 Holdings, Inc.
11.50%, 12/1/21 (a)	475	416
Intelsat Connect Finance SA
9.50%, 2/15/23 (a)	750	668
Intelsat Jackson Holdings SA
8.50%, 10/15/24 (a)	500	489
Lamar Media Corp.
5.75%, 2/1/26	450	472
MDC Partners, Inc.
6.50%, 5/1/24 (a)	939	782
Midcontinent Communications/ Midcontinent Finance Corp.
6.88%, 8/15/23 (a)	850	888
Sirius XM Radio, Inc.
5.00%, 8/1/27 (a)	1,125	1,130
Sprint Communications, Inc.
6.00%, 11/15/22	1,500	1,515
Sprint Corp.
7.88%, 9/15/23	750	788
Virgin Media Secured Finance PLC
5.50%, 8/15/26 (a)	700	714
		17,539
Consumer, Cyclical (19.0%)
Air Canada
7.75%, 4/15/21 (a)	500	538
Allegiant Travel Co.
5.50%, 7/15/19	750	755
American Builders & Contractors Supply Co., Inc.
5.88%, 5/15/26 (a)	750	763
Aramark Services, Inc.
4.75%, 6/1/26	750	750
Aston Martin Capital Holdings Ltd.
6.50%, 4/15/22 (a)	400	397
Beacon Roofing Supply, Inc.
6.38%, 10/1/23	500	522
Beazer Homes USA, Inc.,
5.88%, 10/15/27	425	373
8.75%, 3/15/22	200	210
Boyd Gaming Corp.
6.00%, 8/15/26	750	771
Boyne USA, Inc.
7.25%, 5/1/25 (a)	880	946
Carrols Restaurant Group, Inc.
8.00%, 5/1/22	500	512
CCM Merger, Inc.
6.00%, 3/15/22 (a)	750	772

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Cyclical (cont'd)
Century Communities, Inc.
5.88%, 7/15/25	$775	$740
Cumberland Farms, Inc.
6.75%, 5/1/25 (a)	800	834
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 2/15/23 (a)	850	883
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC
7.50%, 5/1/25 (a)	425	421
Eldorado Resorts, Inc.,
6.00%, 4/1/25 - 9/15/26	750	764
EMI Music Publishing Group North America Holdings, Inc.
7.63%, 6/15/24 (a)	300	319
FelCor Lodging LP
6.00%, 6/1/25	500	517
Ferrellgas LP/Ferrellgas Finance Corp.
6.75%, 1/15/22	850	746
Global Partners LP/GLP Finance Corp.,
6.25%, 7/15/22	750	744
7.00%, 6/15/23	365	363
Golden Nugget, Inc.
8.75%, 10/1/25 (a)	1,000	1,052
Hanesbrands, Inc.,
4.63%, 5/15/24 (a)	250	252
4.88%, 5/15/26 (a)	500	496
IRB Holding Corp.
6.75%, 2/15/26 (a)	445	419
JB Poindexter & Co., Inc.
7.13%, 4/15/26 (a)	850	857
KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC
5.00%, 6/1/24 (a)	450	460
LGI Homes, Inc.
6.88%, 7/15/26 (a)	500	501
Mattamy Group Corp.
6.88%, 12/15/23 (a)	750	769
Mclaren Finance PLC
5.75%, 8/1/22 (a)	750	714
Meritor, Inc.
6.25%, 2/15/24	750	774
MGM Resorts International
5.50%, 4/15/27 (d)	500	507
Nathan's Famous, Inc.
6.63%, 11/1/25 (a)	1,250	1,220
National CineMedia LLC
5.75%, 8/15/26	750	694
Navistar International Corp.
6.63%, 11/1/25 (a)	750	766
New Home Co., Inc. (The)
7.25%, 4/1/22	700	633
	Face Amount (000)	Value (000)
Panther BF Aggregator 2 LP/ Panther Finance Co., Inc.
8.50%, 5/15/27 (a)(d)	$715	$719
Party City Holdings, Inc.,
6.13%, 8/15/23 (a)	500	507
6.63%, 8/1/26 (a)	175	175
Rite Aid Corp.
6.13%, 4/1/23 (a)	750	622
Rivers Pittsburgh Borrower LP/ Rivers Pittsburgh Finance Corp.
6.13%, 8/15/21 (a)	1,134	1,137
Sally Holdings LLC/Sally Capital, Inc.
5.63%, 12/1/25	400	399
Scientific Games International, Inc.,
6.25%, 9/1/20	750	754
8.25%, 3/15/26 (a)	1,000	1,023
Sonic Automotive, Inc.
5.00%, 5/15/23	750	724
Speedway Motorsports, Inc.
5.13%, 2/1/23	500	504
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp.
5.88%, 5/15/25 (a)	1,110	1,100
Taylor Morrison Communities, Inc.
6.63%, 5/15/22	525	545
Tempur Sealy International, Inc.
5.50%, 6/15/26	575	577
Titan International, Inc.
6.50%, 11/30/23	900	834
VistaJet Malta Finance PLC/ VistaJet Co., Finance LLC
7.75%, 6/1/20 (a)	1,000	997
William Carter Co. (The)
5.63%, 3/15/27 (a)	750	778
William Lyon Homes, Inc.
6.00%, 9/1/23	950	924
Williams Scotsman International, Inc.
7.88%, 12/15/22 (a)	900	929
Wolverine World Wide, Inc.
5.00%, 9/1/26 (a)	750	729
		37,731
Consumer, Non-Cyclical (13.9%)
Acadia Healthcare Co., Inc.,
5.13%, 7/1/22	500	504
5.63%, 2/15/23	350	354
ACCO Brands Corp.
5.25%, 12/15/24 (a)	600	590
Ahern Rentals, Inc.
7.38%, 5/15/23 (a)	1,075	996
Albertsons Cos., LLC/Safeway, Inc./ New Albertson's, Inc./Albertson's LLC
5.75%, 3/15/25	800	763

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Non-Cyclical (cont'd)
APTIM Corp.
7.75%, 6/15/25 (a)	$850	$661
APX Group, Inc.
7.63%, 9/1/23	700	597
Bausch Health Cos, Inc.,
6.13%, 4/15/25 (a)	900	893
9.00%, 12/15/25 (a)	550	600
Beverages & More, Inc.
11.50%, 6/15/22 (a)	900	675
Central Garden & Pet Co.
5.13%, 2/1/28	575	529
Chobani LLC/Chobani Finance Corp., Inc.
7.50%, 4/15/25 (a)	700	631
Clearwater Seafoods, Inc.
6.88%, 5/1/25 (a)	625	621
Eagle Holding Co., II LLC
7.63% Cash, 8.38% PIK, 5/15/22 (a)(b)	750	758
Emeco Pty Ltd., Series B
9.25%, 3/31/22	937	1,000
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (a)	778	603
FAGE International SA/FAGE USA Dairy Industry, Inc.
5.63%, 8/15/26 (a)	900	717
First Quality Finance Co., Inc.
5.00%, 7/1/25 (a)	680	663
Flexi-Van Leasing, Inc.
10.00%, 2/15/23 (a)	1,015	941
Great Lakes Dredge & Dock Corp.
8.00%, 5/15/22	1,050	1,102
Hadrian Merger Sub, Inc.
8.50%, 5/1/26 (a)	350	324
Hertz Corp. (The),
5.88%, 10/15/20	450	450
7.63%, 6/1/22 (a)	250	257
IQVIA, Inc.
4.88%, 5/15/23 (a)	250	256
Lamb Weston Holdings, Inc.
4.88%, 11/1/26 (a)	500	509
Live Nation Entertainment, Inc.
4.88%, 11/1/24 (a)	350	353
Mallinckrodt International Finance SA/ Mallinckrodt CB LLC
5.50%, 4/15/25 (a)	850	667
Matterhorn Merger Sub LLC/ Matterhorn Finance Sub, Inc.
8.50%, 6/1/26 (a)	900	785
Michael Baker International LLC
8.75%, 3/1/23 (a)	800	808
MPH Acquisition Holdings LLC
7.13%, 6/1/24 (a)	550	550
	Face Amount (000)	Value (000)
NVA Holdings, Inc.
6.88%, 4/1/26 (a)	$750	$745
Pinnacle Operating Corp.
9.00%, 11/15/20 (a)	740	640
Polaris Intermediate Corp.
8.50% Cash, 8.50% PIK, 12/1/22 (a)(b)	750	743
Select Medical Corp.
6.38%, 6/1/21	500	503
Service Corp. International
4.63%, 12/15/27	350	349
Simmons Foods, Inc.
5.75%, 11/1/24 (a)	1,050	927
Surgery Center Holdings, Inc.,
6.75%, 7/1/25 (a)	750	683
10.00%, 4/15/27 (a)(d)	700	712
Teleflex, Inc.
4.88%, 6/1/26	350	358
Tenet Healthcare Corp.
7.00%, 8/1/25	500	507
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26	790	646
TMS International Corp.
7.25%, 8/15/25 (a)	850	825
United Rentals North America, Inc.
5.75%, 11/15/24	750	773
		27,568
Diversified (0.7%)
PetSmart, Inc.
7.13%, 3/15/23 (a)	900	675
Trident Merger Sub, Inc.
6.63%, 11/1/25 (a)	750	705
		1,380
Energy (11.9%)
American Midstream Partners LP/ American Midstream Finance Corp.
9.50%, 12/15/21 (a)	1,000	925
Archrock Partners LP/ Archrock Partners Finance Corp.
6.88%, 4/1/27 (a)	550	562
Blue Racer Midstream LLC/ Blue Racer Finance Corp.
6.63%, 7/15/26 (a)	850	871
Calfrac Holdings LP
8.50%, 6/15/26 (a)	750	585
Callon Petroleum Co.
6.13%, 10/1/24	900	909
Chaparral Energy, Inc.
8.75%, 7/15/23 (a)	975	673
Crestwood Midstream Partners LP/ Crestwood Midstream Finance Corp.
6.25%, 4/1/23	750	773
CrownRock LP/CrownRock Finance, Inc.
5.63%, 10/15/25 (a)	750	723

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Energy (cont'd)
Denbury Resources, Inc.,
5.50%, 5/1/22	$1,500	$1,050
7.50%, 2/15/24 (a)	500	429
Endeavor Energy Resources LP/EER Finance, Inc.
5.75%, 1/30/28 (a)	750	789
Energy Ventures Gom LLC/EnVen Finance Corp.
11.00%, 2/15/23 (a)	900	993
Hilcorp Energy I LP/Hilcorp Finance Co.,
5.00%, 12/1/24 (a)	500	489
5.75%, 10/1/25 (a)	250	247
Jagged Peak Energy LLC
5.88%, 5/1/26	750	747
Lonestar Resources America, Inc.
11.25%, 1/1/23 (a)	1,015	990
Magnolia Oil & Gas Operating LLC/ Magnolia Oil & Gas Finance Corp.
6.00%, 8/1/26 (a)	835	848
Matador Resources Co.
5.88%, 9/15/26	750	752
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/26 (a)	800	742
Murphy Oil Corp.
5.75%, 8/15/25	800	825
Murphy Oil USA, Inc.
5.63%, 5/1/27	500	520
Oceaneering International, Inc.
6.00%, 2/1/28	900	859
Parkland Fuel Corp.
6.00%, 4/1/26 (a)	750	761
Parsley Energy LLC/Parsley Finance Corp.
5.38%, 1/15/25 (a)	500	501
Rowan Cos., Inc.
7.38%, 6/15/25	850	748
SemGroup Corp.
7.25%, 3/15/26	500	488
SemGroup Corp./Rose Rock Finance Corp.
5.63%, 11/15/23	774	731
Seven Generations Energy Ltd.
5.38%, 9/30/25 (a)	525	515
Southwestern Energy Co.
5.30%, 1/23/20	800	801
Sunoco LP / Sunoco Finance Corp., Series WI
5.88%, 3/15/28	500	498
TransMontaigne Partners LP/TLP Finance Corp.
6.13%, 2/15/26	465	439
Vermilion Energy, Inc.
5.63%, 3/15/25 (a)	950	926
Whiting Petroleum Corp.,
5.75%, 3/15/21	350	356
6.63%, 1/15/26	450	443
		23,508
	Face Amount (000)	Value (000)
Finance (10.1%)
AHP Health Partners, Inc.
9.75%, 7/15/26 (a)	$900	$974
Ally Financial, Inc.
4.63%, 3/30/25	800	815
Baytex Energy Corp.
5.63%, 6/1/24 (a)	950	887
CIT Group, Inc.
6.13%, 3/9/28	350	390
CNO Financial Group, Inc.
4.50%, 5/30/20	400	404
CTR Partnership LP/CareTrust Capital Corp.
5.25%, 6/1/25	728	733
Exela Intermediate LLC/Exela Finance, Inc.
10.00%, 7/15/23 (a)	1,300	1,329
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 5/1/25 (a)	850	857
Fly Leasing Ltd.
5.25%, 10/15/24	875	844
Freedom Mortgage Corp.
8.25%, 4/15/25 (a)	250	223
HUB International Ltd.
7.00%, 5/1/26 (a)	850	844
Hunt Cos., Inc.
6.25%, 2/15/26 (a)	750	701
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.75%, 2/1/24	800	837
iStar, Inc.
6.50%, 7/1/21	750	765
Jack Ohio Finance LLC/ Jack Ohio Finance 1 Corp.
10.25%, 11/15/22 (a)	950	1,021
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.25%, 8/15/24 (a)	825	817
Kennedy-Wilson, Inc.
5.88%, 4/1/24	1,000	999
Lions Gate Capital Holdings LLC,
5.88%, 11/1/24 (a)	400	414
6.38%, 2/1/24 (a)	450	472
MGIC Investment Corp.
5.75%, 8/15/23	400	424
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.75%, 2/1/27 (a)	575	596
MPT Operating Partnership LP/ MPT Finance Corp.
5.00%, 10/15/27	500	510
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.38%, 12/15/22 (a)	1,100	1,133
Post Holdings, Inc.
5.00%, 8/15/26 (a)	175	171

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Provident Funding Associates LP/PFG Finance Corp.
6.38%, 6/15/25 (a)	$762	$697
Radian Group, Inc.
4.50%, 10/1/24	600	594
Starwood Property Trust, Inc.
4.75%, 3/15/25	700	698
USI, Inc.
6.88%, 5/1/25 (a)	850	828
		19,977
Industrials (18.2%)
American Woodmark Corp.
4.88%, 3/15/26 (a)	175	172
Apex Tool Group LLC/BC Mountain Finance, Inc.
9.00%, 2/15/23 (a)	900	868
ARD Finance SA
7.13% Cash, 7.88% PIK, 9/15/23 (b)	300	300
ARD Securities Finance SARL
8.75% Cash, 8.75% PIK, 1/31/23 (a)(b)	809	769
Artesyn Embedded Technologies, Inc.
9.75%, 10/15/20 (a)	603	568
Bombardier, Inc.,
6.13%, 1/15/23 (a)	850	864
7.88%, 4/15/27 (a)	500	516
Builders FirstSource, Inc.
5.63%, 9/1/24 (a)	700	692
BWAY Holding Co.
7.25%, 4/15/25 (a)	900	871
Cleaver-Brooks, Inc.
7.88%, 3/1/23 (a)	900	835
Core & Main LP
6.13%, 8/15/25 (a)	850	835
CPG Merger Sub LLC
8.00%, 10/1/21 (a)	979	979
CTP Transportation Products LLC/ CTP Finance, Inc.
8.25%, 12/15/19 (a)	1,250	1,228
Energizer Holdings, Inc.
6.38%, 7/15/26 (a)	750	771
EnPro Industries, Inc.
5.75%, 10/15/26 (a)	550	556
Flex Acquisition Co., Inc.
6.88%, 1/15/25 (a)	850	816
FXI Holdings, Inc.
7.88%, 11/1/24 (a)	950	886
Greif, Inc.
6.50%, 3/1/27 (a)	625	641
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.38%, 12/15/23 (a)	950	917
Intertape Polymer Group, Inc.
7.00%, 10/15/26 (a)	950	976
	Face Amount (000)	Value (000)
Itron, Inc.
5.00%, 1/15/26 (a)	$750	$740
JPW Industries Holding Corp.
9.00%, 10/1/24 (a)	1,050	1,029
Kenan Advantage Group, Inc. (The)
7.88%, 7/31/23 (a)	925	900
Koppers, Inc.
6.00%, 2/15/25 (a)	1,000	982
Kratos Defense & Security Solutions, Inc.
6.50%, 11/30/25 (a)	750	792
Manitowoc Co., Inc. (The)
9.00%, 4/1/26 (a)	900	913
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 2/15/21	925	902
MasTec, Inc.
4.88%, 3/15/23	792	799
Multi-Color Corp.
4.88%, 11/1/25 (a)	500	518
NCI Building Systems, Inc.
8.00%, 4/15/26 (a)	900	812
New Enterprise Stone & Lime Co., Inc.
6.25%, 3/15/26 (a)	750	731
Novelis Corp.
5.88%, 9/30/26 (a)	500	499
Park Aerospace Holdings Ltd.
5.25%, 8/15/22 (a)	750	771
PGT Escrow Issuer, Inc.
6.75%, 8/1/26 (a)	850	886
Plastipak Holdings, Inc.
6.25%, 10/15/25 (a)	750	705
SAExploration Holdings, Inc.
10.00% Cash, 11.00% PIK, 9/24/19 (a)(b)	579	370
SBA Communications Corp.
4.88%, 9/1/24	750	761
Standard Industries, Inc.
5.00%, 2/15/27 (a)	500	485
Stevens Holding Co., Inc.
6.13%, 10/1/26 (a)	750	776
Summit Materials LLC/Summit Materials Finance Corp.
6.13%, 7/15/23	500	513
syncreon Group BV/syncreon Global Finance US, Inc.
8.63%, 11/1/21 (a)	450	241
Techniplas LLC
10.00%, 5/1/20 (a)	1,200	1,131
TopBuild Corp.
5.63%, 5/1/26 (a)	675	668
TriMas Corp.
4.88%, 10/15/25 (a)	750	740
TTM Technologies, Inc.
5.63%, 10/1/25 (a)	750	723

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Tutor Perini Corp.
6.88%, 5/1/25 (a)	$500	$499
US Concrete, Inc.
6.38%, 6/1/24	900	916
Waste Pro USA, Inc.
5.50%, 2/15/26 (a)	475	460
XPO Logistics, Inc.
6.13%, 9/1/23 (a)	725	733
		36,055
Technology (3.4%)
CDK Global, Inc.
5.88%, 6/15/26	500	527
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.75%, 3/1/25 (a)	800	793
DynCorp International, Inc.
11.88% Cash, 1.50% PIK, 11/30/20 (b)	827	846
First Data Corp.
5.00%, 1/15/24 (a)	750	770
Harland Clarke Holdings Corp.
6.88%, 3/1/20 (a)	903	894
HNA Ecotech Panorama Cayman Co., Ltd.
8.00%, 4/15/21 (a)	600	533
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.
6.00%, 7/15/25 (a)	750	782
Rackspace Hosting, Inc.
8.63%, 11/15/24 (a)	800	715
RP Crown Parent LLC
7.38%, 10/15/24 (a)	800	822
		6,682
Utilities (1.7%)
Calpine Corp.
5.75%, 1/15/25	1,000	997
LBC Tank Terminals Holding Netherlands BV
6.88%, 5/15/23 (a)	900	857
NGL Energy Partners LP/ NGL Energy Finance Corp.
6.13%, 3/1/25	750	728
NRG Energy, Inc.
6.63%, 1/15/27	250	270
Vistra Operations Co. LLC
5.63%, 2/15/27 (a)	500	522
		3,374
		181,964
Variable Rate Senior Loan Interests (7.0%)
Consumer, Cyclical (2.7%)
Commercial Vehicle Group, Inc., Term B
1 Month USD LIBOR + 6.00%, 10.50%, 4/12/23	600	597
Neiman Marcus Group Ltd., LLC
5.73%, 2/6/26	350	350
	Face Amount (000)	Value (000)
Office Depot, Inc., Term B
1 Month USD LIBOR + 5.25%, 7.73%, 11/8/22	$301	$307
Playa Resorts Holding BV, Term B
1 Month USD LIBOR + 2.75%, 5.25%, 4/29/24	640	617
Sesac Holdco II LLC, 2nd Lien Term
1 Month USD LIBOR + 7.25%, 9.75%, 2/10/25	1,000	987
Thor Industries, Inc., Term B
1 Month USD LIBOR + 3.75%, 6.25%, 2/1/26	1,821	1,742
Topgolf International, Inc., Term B
1 Month USD LIBOR + 5.50%, 8.00%, 2/9/26	826	830
		5,430
Consumer, Non-Cyclical (1.4%)
Envision Healthcare Corp., 1st Lien Term
1 Month USD LIBOR + 3.75%, 6.25%, 10/10/25	998	936
Financial & Risk US Holdings, Inc., Term Loan
1 Month USD LIBOR + 3.75%, 6.25%, 10/1/25	398	387
Hearthside Food Solutions, LLC, Term B
1 Month USD LIBOR + 3.687%, 6.18%, 5/23/25	670	653
Wells Enterprises, Inc., Term B
1 Month USD LIBOR + 2.75%, 5.25%, 3/29/25	718	719
		2,695
Energy (0.4%)
Gavilan Resources, LLC, 2nd Lien Term
1 Month USD LIBOR + 6.00%, 8.49%, 3/1/24	1,000	786
Industrials (2.5%)
Airxcel, Inc., 1st Lien Term
1 Month USD LIBOR + 4.50%, 7.00%, 4/28/25	644	598
Associated Asphalt Partners LLC, Term B
1 Month USD LIBOR + 5.25%, 7.75%, 4/5/24	980	968
Cook & Boardman Group LLC, Term B
2 Month USD LIBOR + 5.75%, 8.55%, 10/17/25	693	693

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Gruden Acquisition, Inc., Term Loan
3 Month USD LIBOR + 5.50%, 8.10%, 8/18/22	$484	$481
SAExploration Holdings, Inc., Term Loan
Fixed + 10.00%, 12.50%, 1/2/20 (c)(e)	500	470
Shape Technologies Group, Inc., Term Loan
3 Month USD LIBOR + 3.00%, 5.78%, 4/21/25	571	564
Syncreon Global Finance, Inc., Term B
3 Month USD LIBOR + 4.25%, 6.99%, 10/28/20	1,111	729
Titan Acquisition Ltd., Term B
1 Month USD LIBOR + 3.00%, 5.50%, 3/28/25	520	485
		4,988
		13,899
Total Fixed Income Securities (Cost $199,693)		195,863
	Shares
Common Stocks (0.2%)
Auto Components (0.0%)
Exide Technologies (e)	592	1
Equity Real Estate Investment Trusts (REITs) (0.2%)
American Gilsonite Co. (c)(e)	500	269
Machinery (0.0%)
Iracore International Holdings, Inc., Class A (e)(f)	470	10
Semiconductors & Semiconductor Equipment (0.0%)
UC Holdings, Inc. (c)(e)	2,826	67
Trading Companies & Distributors (0.0%)
Emeco Holdings Ltd. (Australia) (g)	43,065	59
Total Common Stocks (Cost $179)		406
Participation Notes (0.0%)
Energy Equipment & Services (0.0%)
SAExploration Holdings, Inc. Equity Linked Notes, expires 7/27/21 (e)	192,722	31
Semiconductors & Semiconductor Equipment (0.0%)
UC Holdings, Inc. Equity Linked Notes, expires 9/23/20 (c)(e)	2,802	5
Total Participation Notes (Cost $366)		36
	Shares	Value (000)
Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $1,927)	1,926,950	$1,927
Total Investments (100.0%) (Cost $202,165) (g)(h)(i)		198,232
Liabilities in Excess of Other Assets (0.0%) (j)		(18)
Net Assets (100.0%)		$198,214

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)  Security has been deemed illiquid at March 31, 2019.

(d)  When-issued security.

(e)  Non-income producing security.

(f)  At March 31, 2019, the Fund held a fair valued security valued at approximately $10,000 representing 0.00% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's Trustees.

(g)  The approximate fair value and percentage of net assets, $59,000 and 0.0%, respectively, represents a security that has been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(h)  Securities are available for collateral in connection with purchase of a when-issued security.

(i)  At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,777,000 and the aggregate gross unrealized depreciation is approximately $6,710,000, resulting in net unrealized depreciation of approximately $3,933,000.

(j)  Amount is less than 0.05%.

LIBOR  London Interbank Offered Rate.

PIK  Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.

USD  United States Dollar.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Consumer, Cyclical	19.0%
Industrials	18.3
Consumer, Non-Cyclical	13.9
Energy	11.9
Other*	11.0
Finance	10.1
Communications	8.8
Variable Rate Senior Loan Interests	7.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

High Yield Portfolio

Statement of Assets and Liabilities	March 31, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $200,238)	$196,305
Investment in Security of Affiliated Issuer, at Value (Cost $1,927)	1,927
Total Investments in Securities, at Value (Cost $202,165)	198,232
Cash	143
Interest Receivable	3,624
Receivable for Investments Sold	312
Receivable for Fund Shares Sold	188
Receivable from Affiliate	6
Other Assets	141
Total Assets	202,646
Liabilities:
Payable for Investments Purchased	3,987
Payable for Fund Shares Redeemed	156
Payable for Advisory Fees	142
Payable for Professional Fees	56
Payable for Sub Transfer Agency Fees — Class A	39
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Administration Fees	13
Payable for Shareholder Services Fees — Class A	4
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	5
Payable for Transfer Agency Fees — Class I	4
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	1
Payable for Transfer Agency Fees — Class IR	—	@
Payable for Custodian Fees	3
Other Liabilities	19
Total Liabilities	4,432
Net Assets	$198,214
Net Assets Consist of:
Paid-in-Capital	$202,823
Total Accumulated Loss	(4,609)
Net Assets	$198,214
The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

High Yield Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2019 (000)
CLASS I:
Net Assets	$172,772
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	17,786,643
Net Asset Value, Offering and Redemption Price Per Share	$9.71
CLASS A:
Net Assets	$18,556
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,913,797
Net Asset Value, Offering and Redemption Price Per Share	$9.70
Maximum Sales Load	4.25%
Maximum Sales Charge	$0.43
Maximum Offering Price Per Share	$10.13
CLASS L:
Net Assets	$465
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	47,902
Net Asset Value, Offering and Redemption Price Per Share	$9.70
CLASS C:
Net Assets	$5,603
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	578,563
Net Asset Value, Offering and Redemption Price Per Share	$9.68
CLASS IS:
Net Assets	$808
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	83,161
Net Asset Value, Offering and Redemption Price Per Share	$9.71
CLASS IR:
Net Assets	$10
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,007
Net Asset Value, Offering and Redemption Price Per Share	$9.71

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

High Yield Portfolio

Statement of Operations	Six Months Ended March 31, 2019 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$6,592
Dividends from Security of Affiliated Issuer (Note G)	33
Total Investment Income	6,625
Expenses:
Advisory Fees (Note B)	544
Sub Transfer Agency Fees — Class I	41
Sub Transfer Agency Fees — Class A	48
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	2
Administration Fees (Note C)	73
Professional Fees	69
Shareholder Services Fees — Class A (Note D)	26
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	27
Registration Fees	31
Pricing Fees	14
Transfer Agency Fees — Class I (Note E)	4
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Transfer Agency Fees — Class IR (Note E)	1
Shareholder Reporting Fees	10
Custodian Fees (Note F)	7
Trustees' Fees and Expenses	4
Other Expenses	9
Expenses Before Non Operating Expenses	916
Bank Overdraft Expense	6
Total Expenses	922
Waiver of Advisory Fees (Note B)	(200)
Reimbursement of Class Specific Expenses — Class I (Note B)	(22)
Reimbursement of Class Specific Expenses — Class A (Note B)	(37)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(2)
Net Expenses	658
Net Investment Income	5,967
Realized Loss:
Investments Sold	(960)
Change in Unrealized Appreciation (Depreciation):
Investments	(3,398)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(4,358)
Net Increase in Net Assets Resulting from Operations	$1,609

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

High Yield Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2019 (unaudited) (000)	Year Ended September 30, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$5,967	$9,593
Net Realized Gain (Loss)	(960)	112
Net Change in Unrealized Appreciation (Depreciation)	(3,398)	(2,337)
Net Increase in Net Assets Resulting from Operations	1,609	7,368
Dividends and Distributions to Shareholders:
Class I	(5,041)	(5,005)
Class A	(680)	(4,543)
Class L	(14)	(29)
Class C	(151)	(256)
Class IS	(26)	(54)
Class IR	(— @)	(— @)
Total Dividends and Distributions to Shareholders	(5,912)	(9,887)
Capital Share Transactions:(1)
Class I:
Subscribed	59,980	118,172
Distributions Reinvested	5,031	4,999
Redeemed	(38,667)	(36,360)
Class A:
Subscribed	7,173	28,946
Distributions Reinvested	633	4,506
Redeemed	(18,621)	(70,803)
Class L:
Exchanged	—	94
Distributions Reinvested	14	28
Redeemed	(41)	(112)
Class C:
Subscribed	554	2,810
Distributions Reinvested	149	253
Redeemed	(767)	(761)
Class IS:
Subscribed	19	408
Distributions Reinvested	9	17
Redeemed	(64)	(105)
Class IR:
Subscribed	—	10 (a)
Net Increase in Net Assets Resulting from Capital Share Transactions	15,402	52,102
Total Increase in Net Assets	11,099	49,583
Net Assets:
Beginning of Period	187,115	137,532
End of Period	$198,214	$187,115

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

High Yield Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2019 (unaudited) (000)	Year Ended September 30, 2018 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	6,276	11,855
Shares Issued on Distributions Reinvested	524	502
Shares Redeemed	(4,045)	(3,633)
Net Increase in Class I Shares Outstanding	2,755	8,724
Class A:
Shares Subscribed	751	2,908
Shares Issued on Distributions Reinvested	66	453
Shares Redeemed	(1,947)	(7,116)
Net Decrease in Class A Shares Outstanding	(1,130)	(3,755)
Class L:
Shares Exchanged	—	9
Shares Issued on Distributions Reinvested	1	3
Shares Redeemed	(4)	(11)
Net Increase (Decrease) in Class L Shares Outstanding	(3)	1
Class C:
Shares Subscribed	58	282
Shares Issued on Distributions Reinvested	15	25
Shares Redeemed	(80)	(76)
Net Increase (Decrease) in Class C Shares Outstanding	(7)	231
Class IS:
Shares Subscribed	2	40
Shares Issued on Distributions Reinvested	1	2
Shares Redeemed	(7)	(10)
Net Increase (Decrease) in Class IS Shares Outstanding	(4)	32
Class IR:
Shares Subscribed	—	1 (a)

@  Amount is less than $500.

(a)  For the period June 15, 2018 through September 30, 2018.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Financial Highlights

High Yield Portfolio

	Class I
	Six Months Ended March 31, 2019		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$9.96		$10.15		$9.92		$9.80		$10.73		$11.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.32		0.65		0.70		0.67		0.71		0.75
Net Realized and Unrealized Gain (Loss)	(0.25)		(0.16)		0.20		0.13		(0.92)		0.25
Total from Investment Operations	0.07		0.49		0.90		0.80		(0.21)		1.00
Distributions from and/or in Excess of:
Net Investment Income	(0.32)		(0.68)		(0.67)		(0.68)		(0.66)		(0.77)
Net Realized Gain	—		—		—		—		(0.06)		(0.50)
Total Distributions	(0.32)		(0.68)		(0.67)		(0.68)		(0.72)		(1.27)
Net Asset Value, End of Period	$9.71		$9.96		$10.15		$9.92		$9.80		$10.73
Total Return(3)	0.73	%(7)	5.01%		9.40%		8.72%		(2.10)%		9.48%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$172,772		$149,683		$64,007		$49,990		$13,255		$13,300
Ratio of Expenses Before Expense Limitation	0.91	%(8)	1.00%		1.06%		1.02%		1.17%		1.85%
Ratio of Expenses After Expense Limitation	0.65	%(4)(8)	0.65	%(4)	0.66	%(4)	0.66	%(4)(5)	0.74	%(4)	0.75	%(4)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	0.65	%(4)(8)	0.65	%(4)	0.65	%(4)	N/A		N/A		N/A
Ratio of Net Investment Income	6.65	%(4)(8)	6.49	%(4)	7.01	%(4)	7.09	%(4)(5)	6.88	%(4)	6.89	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	21	%(7)	39%		73%		74%		62%		96%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.65% for Class I shares. Prior to January 4, 2016, the maximum ratio was 0.75% for Class I shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Financial Highlights

High Yield Portfolio

	Class A
	Six Months Ended March 31, 2019		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$9.94		$10.13		$9.90		$9.78		$10.72		$10.99
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.30		0.61		0.67		0.64		0.66		0.65
Net Realized and Unrealized Gain (Loss)	(0.25)		(0.16)		0.20		0.12		(0.92)		0.31
Total from Investment Operations	0.05		0.45		0.87		0.76		(0.26)		0.96
Distributions from and/or in Excess of:
Net Investment Income	(0.29)		(0.64)		(0.64)		(0.64)		(0.62)		(0.73)
Net Realized Gain	—		—		—		—		(0.06)		(0.50)
Total Distributions	(0.29)		(0.64)		(0.64)		(0.64)		(0.68)		(1.23)
Net Asset Value, End of Period	$9.70		$9.94		$10.13		$9.90		$9.78		$10.72
Total Return(3)	0.61	%(7)	4.64%		9.04%		8.24%		(2.43)%		9.15%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$18,556		$30,242		$68,878		$59,139		$56,042		$40,157
Ratio of Expenses Before Expense Limitation	1.59	%(8)	1.29%		1.34%		1.33%		1.53%		2.06%
Ratio of Expenses After Expense Limitation	1.00	%(4)(8)	1.00	%(4)	1.01	%(4)	1.02	%(4)(5)	1.10	%(4)	1.02	%(4)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	1.00	%(4)(8)	1.00	%(4)	1.00	%(4)	N/A		N/A		N/A
Ratio of Net Investment Income	6.28	%(4)(8)	6.14	%(4)	6.65	%(4)	6.76	%(4)(5)	6.49	%(4)	5.99	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.01%
Portfolio Turnover Rate	21	%(7)	39%		73%		74%		62%		96%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class A shares. Prior to January 4, 2016, the maximum ratio was 1.10% for Class A shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Financial Highlights

High Yield Portfolio

	Class L
	Six Months Ended March 31, 2019		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$9.94		$10.13		$9.91		$9.78		$10.72		$10.99
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.29		0.59		0.64		0.62		0.64		0.67
Net Realized and Unrealized Gain (Loss)	(0.24)		(0.16)		0.19		0.13		(0.93)		0.27
Total from Investment Operations	0.05		0.43		0.83		0.75		(0.29)		0.94
Distributions from and/or in Excess of:
Net Investment Income	(0.29)		(0.62)		(0.61)		(0.62)		(0.59)		(0.71)
Net Realized Gain	—		—		—		—		(0.06)		(0.50)
Total Distributions	(0.29)		(0.62)		(0.61)		(0.62)		(0.65)		(1.21)
Net Asset Value, End of Period	$9.70		$9.94		$10.13		$9.91		$9.78		$10.72
Total Return(3)	0.53	%(7)	4.37%		8.75%		7.95%		(2.70)%		8.88%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$465		$504		$502		$628		$1,111		$1,519
Ratio of Expenses Before Expense Limitation	1.80	%(8)	1.91%		1.90%		1.83%		1.84%		2.52%
Ratio of Expenses After Expense Limitation	1.25	%(4)(8)	1.25	%(4)	1.26	%(4)	1.28	%(4)(5)	1.35	%(4)	1.35	%(4)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	1.25	%(4)(8)	1.25	%(4)	1.25	%(4)	N/A		N/A		N/A
Ratio of Net Investment Income	6.05	%(4)(8)	5.90	%(4)	6.40	%(4)	6.51	%(4)(5)	6.25	%(4)	6.14	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	21	%(7)	39%		73%		74%		62%		96%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class L shares. Prior to January 4, 2016, the maximum ratio was 1.35% for Class L shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Financial Highlights

High Yield Portfolio

	Class C
	Six Months Ended March 31, 2019		Year Ended September 30,						Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		September 30, 2015
Net Asset Value, Beginning of Period	$9.93		$10.12		$9.89		$9.78		$10.39
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.27		0.54		0.59		0.57		0.24
Net Realized and Unrealized Gain (Loss)	(0.26)		(0.16)		0.20		0.12		(0.62)
Total from Investment Operations	0.01		0.38		0.79		0.69		(0.38)
Distributions from and/or in Excess of:
Net Investment Income	(0.26)		(0.57)		(0.56)		(0.58)		(0.23)
Net Asset Value, End of Period	$9.68		$9.93		$10.12		$9.89		$9.78
Total Return(4)	0.19	%(8)	3.91%		8.24%		7.47%		(3.75	)%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,603		$5,811		$3,585		$2,908		$1,309
Ratio of Expenses Before Expense Limitation	1.95	%(9)	2.01%		2.09%		2.12%		2.15	%(9)
Ratio of Expenses After Expense Limitation	1.72	%(5)(9)	1.73	%(5)	1.76	%(5)	1.77	%(5)(6)	1.84	%(5)(9)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	1.72	%(5)(9)	1.73	%(5)	1.75	%(5)	N/A		N/A
Ratio of Net Investment Income	5.58	%(5)(9)	5.41	%(5)	5.90	%(5)	6.00	%(5)(6)	5.60	%(5)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)(9)
Portfolio Turnover Rate	21	%(8)	39%		73%		74%		62	%(8)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.75% for Class C shares. Prior to January 4, 2016, the maximum ratio was 1.85% for Class C shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Financial Highlights

High Yield Portfolio

	Class IS
	Six Months Ended March 31, 2019		Year Ended September 30,								Period from March 28, 2014(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		September 30, 2014
Net Asset Value, Beginning of Period	$9.96		$10.15		$9.92		$9.79		$10.74		$10.98
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.32		0.65		0.69		0.67		0.69		0.37
Net Realized and Unrealized Gain (Loss)	(0.25)		(0.16)		0.21		0.14		(0.92)		(0.27)
Total from Investment Operations	0.07		0.49		0.90		0.81		(0.23)		0.10
Distributions from and/or in Excess of:
Net Investment Income	(0.32)		(0.68)		(0.67)		(0.68)		(0.66)		(0.34)
Net Realized Gain	—		—		—		—		(0.06)		—
Total Distributions	(0.32)		(0.68)		(0.67)		(0.68)		(0.72)		(0.34)
Net Asset Value, End of Period	$9.71		$9.96		$10.15		$9.92		$9.79		$10.74
Total Return(4)	0.74	%(8)	5.04%		9.43%		8.75%		(2.17)%		0.89	%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$808		$865		$560		$13,789		$574		$10
Ratio of Expenses Before Expense Limitation	1.08	%(9)	1.15%		0.99%		0.93%		1.57%		15.70	%(9)
Ratio of Expenses After Expense Limitation	0.62	%(5)(9)	0.62	%(5)	0.62	%(5)	0.62	%(5)(6)	0.72	%(5)	0.72	%(5)(9)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	0.62	%(5)(9)	0.62	%(5)	0.62	%(5)	N/A		N/A		N/A
Ratio of Net Investment Income	6.68	%(5)(9)	6.52	%(5)	6.93	%(5)	7.05	%(5)(6)	6.75	%(5)	6.66	%(5)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)(9)
Portfolio Turnover Rate	21	%(8)	39%		73%		74%		62%		96	%(8)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.62% for Class IS shares. Prior to January 4, 2016, the maximum ratio was 0.72% for Class IS shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Financial Highlights

High Yield Portfolio

	Class IR
Selected Per Share Data and Ratios	Six Months Ended March 31, 2019 (unaudited)		Period from June 15, 2018(1) to September 30, 2018
Net Asset Value, Beginning of Period	$9.96		$9.93
Income from Investment Operations:
Net Investment Income(2)	0.28		0.16
Net Realized and Unrealized Gain (Loss)	(0.21)		0.03
Total from Investment Operations	0.07		0.19
Distributions from and/or in Excess of:
Net Investment Income	(0.32)		(0.16)
Net Asset Value, End of Period	$9.71		$9.96
Total Return(3)	0.74	%(6)	1.92	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period, (Thousands)	$10		$10
Ratio of Expenses Before Expense Limitation	16.97	%(7)	18.62	%(7)
Ratios of Expenses After Expense Limitation	0.62	%(4)(7)	0.62	%(4)(7)
Ratios of Expenses After Expense Limitation Excluding Non Operating Expenses	0.62	%(4)(7)	0.62	%(4)(7)
Ratio of Net Investment Income	5.90	%(4)(7)	5.75	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)(7)
Portfolio Turnover Rate	21	%(6)	39	%(6)

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than $0.005 per share.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Trust is comprised of ten separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the High Yield Portfolio. The Fund seeks total return. The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class IS and Class IR.

The Fund has suspended offering Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option to purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) certain senior collateralized loans

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

("Senior Loans") are valued based on quotations received from an independent pricing service; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$181,964	$—	$181,964
Variable Rate Senior Loan Interests	—	13,899	—	13,899
Total Fixed Income Securities	—	195,863	—	195,863
Common Stocks
Auto Components	—	1	—	1
Equity Real Estate Investment Trusts (REITs)	—	269	—	269
Machinery	—	—	10	10
Semiconductors & Semiconductor Equipment	—	67	—	67
Trading Companies & Distributors	—	59	—	59
Total Common Stocks	—	396	10	406
Participation Notes	—	36	—	36
Short-Term Investment
Investment Company	1,927	—	—	1,927
Total Assets	$1,927	$196,295	$10	$198,232

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock (000)
Beginning Balance	$24
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(14)
Realized gains (losses)	—
Ending Balance	$10
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2019	$(14)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2019:

	Fair Value at March 31, 2019 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Common Stock	$10	Market Comparable Companies	Enterprise Value/EBITDA	4.4	x	Increase
			Discount for Lack of Marketability	40.0%		Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Senior Loans: Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

4.  Structured Investments: The Fund invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund's illiquidity to the extent that the Fund, at a particular time, may be unable to find qualified buyers for these securities.

5.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

6.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown.

However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. When the Fund buys an interest in a Senior Loan, it may receive a commitment fee which is paid to lenders on an ongoing basis based upon the undrawn portion committed by the lenders of the underlying Senior Loan. The Fund accrues the commitment fee over the expected term of the loan. When the Fund sells an interest in a Senior Loan, it may be required to pay fees or commissions to the purchaser of the interest. Fees received in connection with loan amendments are accrued as earned. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

quarterly, at an annual rate of 0.60% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.65% for Class I shares, 1.00% for Class A shares, 1.25% for Class L shares, 1.75% for Class C shares, 0.62% for Class IS shares and 0.62% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2019, approximately $200,000 of advisory fees were waived and approximately $62,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $55,339,000 and $37,128,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 31, 2019.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2019, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2019 is as follows:

Affiliated Investment Company	Value September 30, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$9,170	$37,073	$44,316	$33
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2019 (000)
Liquidity Funds	$—	$—	$1,927

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:		2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$9,887	$—	$8,163	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to paydown adjustments and adjustments on defaulted bonds sold, resulted in the following reclassifications among the components of net assets at September 30, 2018:

Total Distributable Earinings (Loss) (000)	Paid-in- Capital (000)
$—	$—

At September 30, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,098	$—

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

At September 30, 2018, the Fund had available for federal income tax purposes unused short-term and long term capital losses of approximately $81,000 and $740,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended September 30, 2018, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $42,000.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 31, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 63.6%.

K. Accounting Pronouncement: In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the "ASU") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

29

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

30

Privacy Notice (unaudited) (cont'd)

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

32

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTHYSAN
2514298 EXP 05.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Semi-Annual Report

March 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	10
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	18
Privacy Notice	28
Trustee and Officer Information	30

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Strategic Income Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2019

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Expense Example (unaudited)

Strategic Income Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/18	Actual Ending Account Value 3/31/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Strategic Income Portfolio Class I	$1,000.00	$1,013.50	$1,019.95	$5.02	$5.04	1.00%
Strategic Income Portfolio Class A	1,000.00	1,012.70	1,018.20	6.77	6.79	1.35
Strategic Income Portfolio Class C	1,000.00	1,009.10	1,014.46	10.52	10.55	2.10
Strategic Income Portfolio Class IS	1,000.00	1,014.80	1,020.19	4.77	4.78	0.95

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments

Strategic Income Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (91.4%)
Asset-Backed Securities (17.5%)
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates,
1 Month USD LIBOR + 1.73%, 4.21%, 10/25/34 (a)	$39		$39
Carrington Mortgage Loan Trust,
1 Month USD LIBOR + 0.22%, 2.71%, 1/25/37 (a)	100		81
Chase Funding Loan Acquisition Trust,
5.50%, 8/25/34	40		41
Credit Suisse First Boston Mortgage Securities Corp.,
1 Month USD LIBOR + 0.62%, 3.11%, 1/25/32 (a)	46		46
Credit-Based Asset Servicing & Securitization LLC,
1 Month USD LIBOR + 0.75%, 3.24%, 2/25/33 (a)	59		60
DT Auto Owner Trust,
5.15%, 11/15/24 (b)	100		102
5.33%, 11/17/25 (b)	100		102
Ellington Loan Acquisition Trust,
1 Month USD LIBOR + 1.05%, 3.54%, 5/25/37 (a)(b)	31		31
1 Month USD LIBOR + 1.10%, 3.59%, 5/25/37 (a)(b)	100		101
EquiFirst Mortgage Loan Trust,
1 Month USD LIBOR + 2.18%, 4.66%, 10/25/34 (a)	44		45
Financial Asset Securities Corp.,
1 Month USD LIBOR + 0.38%, 2.87%, 2/27/35 (a)(b)	35		33
Flagship Credit Auto Trust,
4.23%, 9/16/24 (b)	50		51
GSAA Home Equity Trust,
6.00%, 11/25/36	25		15
GSAMP Trust,
1 Month USD LIBOR + 0.32%, 2.81%, 3/25/46 (a)	100		98
1 Month USD LIBOR + 1.05%, 3.54%, 10/25/33 (a)	28		28
Invitation Homes Trust,
1 Month USD LIBOR + 2.00%, 4.48%, 6/17/37 (a)(b)	100		100
1 Month USD LIBOR + 2.50%, 4.98%, 3/17/37 (a)(b)	100		100
Lehman ABS Manufactured Housing Contract Trust,
3.70%, 4/15/40	—	@	—	@
MFA LLC,
4.16%, 7/25/48 (b)	87		88
Nationstar Home Equity Loan Trust,
1 Month USD LIBOR + 0.25%, 2.74%, 4/25/37 (a)	56		56
	Face Amount (000)		Value (000)
Ownit Mortgage Loan Trust,
1 Month USD LIBOR + 0.27%, 2.76%, 3/25/37 (a)		$60	$57
Pretium Mortgage Credit Partners LLC,
4.83%, 9/25/58 (b)		93	94
Progress Residential Trust,
4.38%, 3/17/35 (b)		100	100
1 Month USD LIBOR + 4.22%, 6.70%, 1/17/34 (a)(b)		100	100
Tricon American Homes Trust,
5.10%, 1/17/36 (b)		100	101
Truman Capital Mortgage Loan Trust,
1 Month USD LIBOR + 2.55%, 5.04%, 1/25/34 (a)(b)		48	48
1 Month USD LIBOR + 2.78%, 5.26%, 11/25/31 (a)(b)		43	43
United Auto Credit Securitization Trust,
4.26%, 5/10/23 (b)		20	20
			1,780
Collateralized Mortgage Obligation — Agency Collateral Series (0.1%)
Government National Mortgage Association,
IO
0.81%, 8/20/58 (a)		404	9
Commercial Mortgage-Backed Securities (4.0%)
BAMLL Commercial Mortgage Securities Trust,
1 Month USD LIBOR + 5.50%, 4.33%, 12/15/31 (a)(b)		100	98
GS Mortgage Securities Trust,
4.32%, 2/10/48 (a)(b)		100	89
4.69%, 6/10/47 (a)		50	52
JPMBB Commercial Mortgage Securities Trust,
3.84%, 2/15/48 (a)(b)		100	94
Wells Fargo Commercial Mortgage Trust,
4.10%, 5/15/48 (a)		75	71
			404
Corporate Bonds (38.1%)
Finance (12.0%)
Bank of America Corp.,
2.74%, 1/23/22		25	25
MTN
4.25%, 10/22/26		50	51
BNP Paribas SA,
1.13%, 6/11/26	EUR	100	111
Brighthouse Financial, Inc.,
Series WI
3.70%, 6/22/27		$25	23
Capital One Financial Corp.,
2.50%, 5/12/20		25	25
Citigroup, Inc.,
3.14%, 1/24/23		25	25
5.50%, 9/13/25		75	82
Cooperatieve Rabobank UA,
2.50%, 5/26/26	EUR	100	117

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments (cont'd)

Strategic Income Portfolio

	Face Amount (000)		Value (000)
Corporate Bonds (cont'd)
Credit Agricole SA,
1.38%, 3/13/25	EUR	100	$115
Credit Suisse Group AG,
1.25%, 7/17/25		100	114
Deutsche Bank AG,
2.70%, 7/13/20		$25	25
3.15%, 1/22/21		100	99
Discover Financial Services,
3.95%, 11/6/24		25	26
Goldman Sachs Group, Inc. (The),
2.00%, 11/1/28	EUR	100	117
iStar, Inc.,
6.50%, 7/1/21		$25	26
Kennedy-Wilson, Inc.,
5.88%, 4/1/24		25	25
Lloyds Bank PLC,
6.50%, 3/24/20	EUR	50	59
Macquarie Group Ltd.,
4.15%, 3/27/24 (b)		$25	25
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.,
6.38%, 12/15/22 (b)		10	10
Vonovia Finance BV,
4.00%, 12/17/21 (c)	EUR	100	120
			1,220
Industrials (24.4%)
Akamai Technologies, Inc.,
0.13%, 5/1/25 (b)		$53	53
Albertsons Cos., LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC,
5.75%, 3/15/25		25	24
Allscripts Healthcare Solutions, Inc.,
1.25%, 7/1/20		50	49
Altria Group, Inc.,
3.80%, 2/14/24		25	25
Amazon.com, Inc.,
1.90%, 8/21/20		50	50
AT&T, Inc.,
4.25%, 3/1/27		50	51
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.50%, 4/1/23		25	25
Becton Dickinson and Co.,
2.89%, 6/6/22		25	25
BMW US Capital LLC,
2.15%, 4/6/20 (b)		50	50
BP Capital Markets PLC,
2.32%, 2/13/20		50	50
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.20%, 3/15/28		25	25
4.91%, 7/23/25		50	53
	Face Amount (000)	Value (000)
Chevron Corp.,
1.99%, 3/3/20	$50	$50
Conagra Brands, Inc.,
4.85%, 11/1/28	25	26
Concho Resources, Inc.,
4.30%, 8/15/28	25	26
CSC Holdings LLC,
5.25%, 6/1/24	25	25
CVS Health Corp.,
3.70%, 3/9/23	25	25
Dell International LLC/EMC Corp.,
4.00%, 7/15/24 (b)	25	25
Delta Air Lines, Inc.,
2.88%, 3/13/20	25	25
Elanco Animal Health, Inc.,
3.91%, 8/27/21 (b)	25	25
Eldorado Gold Corp.,
6.13%, 12/15/20 (b)	25	25
Finisar Corp.,
0.50%, 12/15/36	25	25
Fox Corp.,
4.03%, 1/25/24 (b)	40	42
General Motors Financial Co., Inc.,
4.30%, 7/13/25	50	50
Glencore Funding LLC,
3.88%, 10/27/27 (b)	25	24
Global Partners LP/GLP Finance Corp.,
7.00%, 6/15/23	25	25
Gray Television, Inc.,
5.13%, 10/15/24 (b)	25	25
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.,
7.38%, 12/15/23 (b)	25	24
Harland Clarke Holdings Corp.,
6.88%, 3/1/20 (b)	25	25
Hyundai Capital America,
2.60%, 3/19/20 (b)	45	45
Intelsat Jackson Holdings SA,
5.50%, 8/1/23	25	22
Intercept Pharmaceuticals, Inc.,
3.25%, 7/1/23	25	25
Ionis Pharmaceuticals, Inc.,
1.00%, 11/15/21	25	34
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
6.75%, 11/15/21 (b)	25	26
Kenan Advantage Group, Inc. (The),
7.88%, 7/31/23 (b)	25	24
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
5.25%, 6/1/26 (b)	25	25
Lamar Media Corp.,
5.00%, 5/1/23	25	26
Lions Gate Capital Holdings LLC,
5.88%, 11/1/24 (b)	25	26

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments (cont'd)

Strategic Income Portfolio

	Face Amount (000)		Value (000)
Industrials (cont'd)
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
4.88%, 4/15/20 (b)		$25	$25
McDonald's Corp.,
MTN
2.20%, 5/26/20		50	50
MDC Partners, Inc.,
6.50%, 5/1/24 (b)		25	21
Medco Health Solutions, Inc.,
4.13%, 9/15/20		25	25
MGM Resorts International,
5.75%, 6/15/25		25	26
Newcastle Coal Infrastructure Group Pty Ltd.,
4.40%, 9/29/27 (b)		25	23
Nuance Communications, Inc.,
1.00%, 12/15/35		25	23
Palo Alto Networks, Inc.,
0.75%, 7/1/23 (b)		25	28
Post Holdings, Inc.,
5.00%, 8/15/26 (b)		25	24
Repsol International Finance BV,
4.50%, 3/25/75	EUR	100	123
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
6.13%, 8/15/21 (b)		$25	25
Sabine Pass Liquefaction LLC,
4.20%, 3/15/28		25	25
SBA Communications Corp.,
4.88%, 9/1/24		25	25
Shell International Finance BV,
1.38%, 9/12/19		50	50
Sika AG,
0.15%, 6/5/25	CHF	20	21
Solvay Finance SA,
5.12%, 6/2/21 (c)	EUR	100	122
Sprint Capital Corp.,
6.88%, 11/15/28		$25	24
Standard Industries, Inc.,
5.38%, 11/15/24 (b)		50	51
Stryker Corp.,
1.13%, 11/30/23	EUR	100	117
Tenet Healthcare Corp.,
5.13%, 5/1/25		$25	25
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21		50	48
Transurban Finance Co., Pty Ltd.,
3.38%, 3/22/27 (b)		25	24
Twitter, Inc.,
0.25%, 6/15/24 (b)		30	28
Union Pacific Corp.,
2.25%, 6/19/20		50	50
	Face Amount (000)		Value (000)
Verint Systems, Inc.,
1.50%, 6/1/21		$25	$28
Verizon Communications, Inc.,
2.63%, 2/21/20		50	50
Vodafone Group PLC,
4.38%, 5/30/28		25	25
Weibo Corp.,
1.25%, 11/15/22 (b)		30	28
Western Digital Corp.,
1.50%, 2/1/24 (b)		50	44
Wolverine World Wide, Inc.,
5.00%, 9/1/26 (b)		25	24
Woolworths Group Ltd.,
4.00%, 9/22/20 (b)		25	25
Zillow Group, Inc.,
2.00%, 12/1/21		25	26
			2,478
Utilities (1.7%)
Dominion Energy, Inc.,
Series B
1.60%, 8/15/19		50	50
EDP - Energias de Portugal SA,
5.38%, 9/16/75	EUR	100	120
			170
			3,868
Mortgages — Other (11.5%)
Alba PLC,
3 Month GBP LIBOR + 0.50%, 1.35%, 3/17/39 (a)	GBP	38	45
Alternative Loan Trust,
4.90%, 3/25/35 (a)		$40	39
5.75%, 3/25/34		42	45
PAC
1 Month USD LIBOR + 0.45% ,2.94%, 10/25/36 (a)		47	29
Banc of America Alternative Loan Trust,
5.71%, 10/25/36 (a)		79	44
Banc of America Mortgage Trust,
4.93%, 3/25/33 (a)		27	26
Bear Stearns ARM Trust,
4.35%, 2/25/36 (a)		35	34
Bear Stearns Structured Products, Inc. Trust,
4.34%, 1/26/36 (a)		21	20
Bear Stearns Trust,
4.17%, 4/25/35 (a)		35	33
4.25%, 2/25/36 (a)		30	29
Citigroup Mortgage Loan Trust,
4.19%, 6/25/36 (a)		26	20
COMM Mortgage Trust,
1 Month USD LIBOR + 4.25%, 6.75%, 2/13/32 (a)(b)		100	100

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments (cont'd)

Strategic Income Portfolio

	Face Amount (000)		Value (000)
Mortgages — Other (cont'd)
E-MAC Program BV,
3 Month EURIBOR + 0.17%, 1.65%, 4/25/39 (a)	EUR	67	$66
Eurohome Mortgages PLC,
3 Month EURIBOR + 0.21%, 0.00%, 8/2/50 (a)		23	22
GC Pastor Hipotecario 5 FTA,
3 Month EURIBOR + 0.17%, 0.00%, 6/21/46 (a)		40	40
Grifonas Finance PLC,
6 Month EURIBOR + 0.28%, 0.05%, 8/28/39 (a)		37	37
GSR Mortgage Loan Trust,
4.66%, 12/25/34 (a)		$68	67
HarborView Mortgage Loan Trust,
1 Month USD LIBOR + 0.19%, 2.67%, 1/19/38 (a)		24	23
4.96%, 2/25/36 (a)		40	27
Hipocat 11 FTA,
3 Month EURIBOR + 0.13%, 0.00%, 1/15/50 (a)	EUR	21	22
IndyMac INDX Mortgage Loan Trust,
4.28%, 12/25/34 (a)		$23	23
JP Morgan Mortgage Trust,
4.11%, 6/25/37 (a)		26	24
Lansdowne Mortgage Securities No. 1 PLC,
3 Month EURIBOR + 0.30%, 0.00%, 6/15/45 (a)	EUR	16	17
Lansdowne Mortgage Securities No. 2 PLC,
3 Month EURIBOR + 0.34%, 0.03%, 9/16/48 (a)		29	29
Lehman Mortgage Trust,
6.00%, 7/25/36		$69	53
Lusitano Mortgages No. 5 PLC,
3 Month EURIBOR + 0.26%, 0.00%, 7/15/59 (a)	EUR	37	40
Moorgate Funding Ltd.,
1 Month GBP LIBOR + 0.90%, 1.63%, 10/15/50 (a)	GBP	48	63
National City Mortgage Capital Trust,
6.00%, 3/25/38		$18	19
Reperforming Loan REMIC Trust,
8.50%, 6/25/35 (b)		64	67
STARM Mortgage Loan Trust,
4.76%, 1/25/37 (a)		30	30
Washington Mutual MSC Mortgage Pass-Through Certificates,
5.50%, 3/25/33		40	41
			1,174
Sovereign (12.8%)
Australia Government Bond,
2.75%, 11/21/27 - 11/21/28	AUD	270	208
3.25%, 4/21/25		90	70
	Face Amount (000)		Value (000)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/25 - 1/1/27	BRL	220	$60
Cyprus Government International Bond,
3.88%, 5/6/22	EUR	26	33
Hellenic Republic Government Bond,
3.38%, 2/15/25 (b)		80	92
3.88%, 3/12/29 (b)		32	36
4.38%, 8/1/22 (b)		35	42
Hungary Government Bond,
3.00%, 10/27/27	HUF	5,300	19
5.50%, 6/24/25		10,700	45
Hungary Government International Bond,
5.38%, 3/25/24		$80	88
Indonesia Treasury Bond,
6.13%, 5/15/28	IDR	635,000	41
8.25%, 5/15/29		465,000	34
Mexican Bonos,
8.50%, 5/31/29	MXN	2,800	148
Series M
7.50%, 6/3/27		1,700	85
Peruvian Government International Bond,
(Units)
8.20%, 8/12/26 (d)	PEN	100	36
Petroleos Mexicanos,
4.88%, 1/18/24		$20	20
Republic of Poland Government Bond,
2.50%, 7/25/27	PLN	400	103
2.75%, 4/25/28		100	26
Republic of South Africa Government Bond,
9.00%, 1/31/40	ZAR	400	26
South Africa Government Bond,
8.00%, 1/31/30		600	38
Spain Government Bond,
2.70%, 10/31/48 (b)	EUR	40	49
			1,299
U.S. Treasury Securities (7.4%)
U.S. Treasury Bonds,
3.13%, 5/15/48		$130	138
U.S. Treasury Notes,
2.25%, 2/15/27		300	298
2.88%, 8/15/28		310	322
			758
Total Fixed Income Securities (Cost $9,096)			9,292
	Shares
Short-Term Investments (6.9%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $147)		147,221	147
The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments (cont'd)

Strategic Income Portfolio

	Face Amount (000)		Value (000)
U.S. Treasury Securities (5.2%)
U.S. Treasury Bill
2.49%, 8/22/19 (e)(f)		$68	$67
U.S. Treasury Note
1.00%, 8/31/19		460	457
Total U.S. Treasury Securities (Cost $524)			524
	Shares
Sovereign (0.3%)
Egypt Treasury Bills,
17.46%, 9/10/19	EGP	275	15
17.48%, 9/10/19		225	12
Total Sovereign (Cost $27)			27
Total Short-Term Investments (Cost $698)			698
Total Investments (98.3%) (Cost $9,794) (g)(h)			9,990
Other Assets in Excess of Liabilities (1.7%)			174
Net Assets (100.0%)			$10,164

(a)  Floating or Variable rate securities: The rates disclosed are as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2019.

(d)  Consists of one or more classes of securities traded together as a unit.

(e)  Rate shown is the yield to maturity at March 31, 2019.

(f)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(g)  Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.

(h)  At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $317,000 and the aggregate gross unrealized depreciation is approximately $158,000, resulting in net unrealized appreciation of approximately $159,000.

@  Value is less than $500.

EURIBOR  Euro Interbank Offered Rate.

IO  Interest Only.

LIBOR  London Interbank Offered Rate.

MTN  Medium Term Note.

PAC  Planned Amortization Class.

REMIC  Real Estate Mortgage Investment Conduit.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2019:

Counterparty	Contracts to Deliver (000)			In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	EUR	1,574			$1,794	6/28/19	$15
Bank of America NA	HUF	18,610			$67	6/28/19	2
Bank of America NA	PLN	482			$127	6/28/19	2
Bank of America NA		$1		CAD	1	6/28/19	—	@
BNP Paribas SA	ZAR	230			$16	6/28/19	—	@
Citibank NA	MXN	4,560			$236	6/28/19	4
Goldman Sachs International	AUD	365			$260	6/28/19	—	@
Goldman Sachs International	CAD	65		MXN	940	6/28/19	—	@
Goldman Sachs International	CHF	21			$21	6/28/19	—	@
Goldman Sachs International	GBP	83			$110	6/28/19	1
Goldman Sachs International		$—	@	JPY	52	6/28/19	(—	@)
Goldman Sachs International	CAD	49		MXN	940	6/28/19	(1)
Goldman Sachs International		$8		NZD	11	6/28/19	(—	@)
JPMorgan Chase Bank NA	BRL	49			$12	6/28/19	—	@
JPMorgan Chase Bank NA	CAD	69			$51	6/28/19	(—	@)
JPMorgan Chase Bank NA	IDR	566,753			$39	6/28/19	(—	@)
JPMorgan Chase Bank NA	PEN	60			$18	6/28/19	—	@
							$23

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments (cont'd)

Strategic Income Portfolio

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2019:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Depreciation (000)
Short:
German Euro BOBL (Germany)	2	Jun-19	(200)	$(299)	$(3)
German Euro Bund (Germany)	2	Jun-19	(200)	(373)	(8)
German Euro OAT (Germany)	1	Jun-19	(100)	(182)	(5)
German Euro Schatz Futures (Germany)	3	Jun-19	(300)	(377)	(1)
U.S. Treasury 10 yr. Note (United States)	7	Jun-19	(700)	(870)	(12)
U.S. Treasury 10 yr. Ultra Long Bond (United States)	4	Jun-19	(400)	(531)	(5)
U.S. Treasury 2 yr. Note (United States)	4	Jun-19	(800)	(852)	(3)
U.S. Treasury 5 yr. Note (United States)	12	Jun-19	(1,200)	(1,390)	(13)
U.S. Treasury Ultra Bond (United States)	1	Jun-19	(100)	(168)	(6)
UK Long Gilt Bond (United Kingdom)	1	Jun-19	(100)	(168)	(3)
					$(59)

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at March 31, 2019:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment (Received) (000)	Unrealized Depreciation (000)
Credit Suisse International CDX.NA.HY.301	NR	Buy	5.00%	Quarterly	12/20/23	$49	$(3)	$(3)	$	(— @)
Morgan Stanley & Co., LLC* CDX.NA.HY.30	NR	Buy	5.00	Quarterly	6/20/23	98	(7)	(6)		(1)
							$(10)	$(9)		$(1)

@  —  Value is less than $500.

†  —  Credit rating as issued by Standard & Poor's.

*  —  Cleared swap agreement, the broker is Morgan Stanley & Co., LLC

NR  —  Not rated.

LIBOR—  London Interbank Offered Rate.

OAT  —  Obligations AssimilableDomis du Trésor (French Treasury Obligation).

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

EGP  —  Egyptian Pound

EUR  —  Euro

GBP  —  British Pound

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

JPY  —  Japanese Yen

MXN  —  Mexican Peso

NZD  —  New Zealand Dollar

PEN  —  Peruvian Nuevo Sol

PLN  —  Polish Zloty

USD  —  United States Dollar

ZAR  —  South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	24.8%
Asset-Backed Securities	17.8
Sovereign	13.0
Finance	12.2
Mortgages — Other	11.8
U.S. Treasury Securities	7.6
Short-Term Investments	7.0
Other**	5.8
Total Investments	100.0	%***

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open short futures contracts with a value of approximately $5,210,000 and net unrealized depreciation of approximately $59,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $23,000 and does not include open swap agreements with net unrealized depreciation of approximately $1,000.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Strategic Income Portfolio

Statement of Assets and Liabilities	March 31, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $9,647)	$9,843
Investment in Security of Affiliated Issuer, at Value (Cost $147)	147
Total Investments in Securities, at Value (Cost $9,794)	9,990
Foreign Currency, at Value (Cost $15)	15
Receivable for Investments Sold	108
Interest Receivable	67
Receivable for Variation Margin on Futures Contracts	54
Due from Adviser	43
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	24
Tax Reclaim Receivable	1
Receivable from Affiliate	—	@
Other Assets	66
Total Assets	10,368
Liabilities:
Payable for Investments Purchased	102
Payable for Professional Fees	72
Payable for Custodian Fees	11
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	1
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	1
Payable for Administration Fees	1
Deferred Capital Gain Country Tax	1
Payable for Variation Margin on Swap Agreements	1
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Other Liabilities	11
Total Liabilities	204
Net Assets	$10,164
Net Assets Consist of:
Paid-in-Capital	$10,126
Total Distributable Earnings	38
Net Assets	$10,164

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Strategic Income Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2019 (000)
CLASS I:
Net Assets	$10
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$10.02
CLASS A:
Net Assets	$117
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	11,705
Net Asset Value, Redemption Price Per Share	$10.01
Maximum Sales Load	4.25%
Maximum Sales Charge	$0.44
Maximum Offering Price Per Share	$10.45
CLASS C:
Net Assets	$31
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	3,103
Net Asset Value, Offering and Redemption Price Per Share	$9.97
CLASS IS:
Net Assets	$10,006
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	998,000
Net Asset Value, Offering and Redemption Price Per Share	$10.03

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Strategic Income Portfolio

Statement of Operations	Six Months Ended March 31, 2019 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $—@ of Foreign Taxes Withheld)	$183
Dividends from Security of Affiliated Issuer (Note G)	3
Total Investment Income	186
Expenses:
Professional Fees	66
Advisory Fees (Note B)	20
Custodian Fees (Note F)	19
Registration Fees	14
Pricing Fees	9
Shareholder Reporting Fees	7
Administration Fees (Note C)	4
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Trustees' Fees and Expenses	2
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Sub Transfer Agency Fees — Class A	— @
Sub Transfer Agency Fees — Class C	— @
Other Expenses	7
Total Expenses	152
Expenses Reimbursed by Adviser (Note B)	(81)
Waiver of Advisory Fees (Note B)	(20)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	47
Net Investment Income	139
Realized Gain (Loss):
Investments Sold	(36)
Foreign Currency Forward Exchange Contracts	119
Foreign Currency Translation	(5)
Futures Contracts	(35)
Swap Agreements	(47)
Net Realized Loss	(4)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $0)	122
Foreign Currency Forward Exchange Contracts	(26)
Foreign Currency Translation	(— @)
Futures Contracts	(108)
Swap Agreements	14
Net Change in Unrealized Appreciation (Depreciation)	2
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(2)
Net Increase in Net Assets Resulting from Operations	$137

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Strategic Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2019 (unaudited) (000)	Year Ended September 30, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$139	$296
Net Realized Gain (Loss)	(4)	368
Net Change in Unrealized Appreciation (Depreciation)	2	(328)
Net Increase in Net Assets Resulting from Operations	137	336
Dividends and Distributions to Shareholders:
Class I	(— @)	(—	@)
Class A	(4)	(1)
Class C	(1)	(—	@)
Class IS	(442)	(220)
Total Dividends and Distributions to Shareholders	(447)	(221)
Capital Share Transactions: (1)
Class A:
Subscribed	75	115
Distributions Reinvested	3	1
Redeemed	(35)	(49)
Class C:
Subscribed	15	—
Distributions Reinvested	1	—	@
Redeemed	(3)	(3)
Net Increase in Net Assets Resulting from Capital Share Transactions	56	64
Total Increase (Decrease) in Net Assets	(254)	179
Net Assets:
Beginning of Period	10,418	10,239
End of Period	$10,164	$10,418
(1) Capital Share Transactions:
Class A:
Shares Subscribed	8	11
Shares Issued on Distributions Reinvested	— @@	—	@@
Shares Redeemed	(4)	(5)
Net Increase in Class A Shares Outstanding	4	6
Class C:
Shares Subscribed	1	—
Shares Issued on Distributions Reinvested	— @@	—	@@
Shares Redeemed	(— @@)	(—	@@)
Net Increase (Decrease) in Class C Shares Outstanding	1	(—	@@)

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Financial Highlights

Strategic Income Portfolio

	Class I
	Six Months Ended March 31, 2019		Year Ended September 30,						Period from December 30, 2014(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		September 30, 2015
Net Asset Value, Beginning of Period	$10.33		$10.21		$9.69		$9.79		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.13		0.28		0.26		0.22		0.14
Net Realized and Unrealized Gain (Loss)	0.00	(4)	0.05		0.47		0.06		(0.28)
Total from Investment Operations	0.13		0.33		0.73		0.28		(0.14)
Distributions from and/or in Excess of:
Net Investment Income	(0.30)		(0.21)		(0.21)		(0.38)		(0.07)
Net Realized Gain	(0.14)		—		—		—		—
Total Distributions	(0.44)		(0.21)		(0.21)		(0.38)		(0.07)
Net Asset Value, End of Period	$10.02		$10.33		$10.21		$9.69		$9.79
Total Return(5)	1.35	%(8)	3.32%		7.64%		2.91%		(1.39	)%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$10		$10		$10		$10
Ratio of Expenses Before Expense Limitation	24.17	%(9)	25.49%		21.19%		7.28%		17.80	%(9)
Ratio of Expenses After Expense Limitation	1.00	%(6)(9)	0.99	%(6)	0.99	%(6)	0.99	%(6)	0.98	%(6)(9)
Ratio of Net Investment Income	2.69	%(6)(9)	2.77	%(6)	2.63	%(6)	2.25	%(6)	1.81	%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.01%		0.01%		0.02	%(9)
Portfolio Turnover Rate	38	%(8)	75%		64%		47%		39	%(8)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Financial Highlights

Strategic Income Portfolio

	Class A
	Six Months Ended March 31, 2019		Year Ended September 30,						Period from December 30, 2014(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		September 30, 2015
Net Asset Value, Beginning of Period	$10.31		$10.20		$9.69		$9.79		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.12		0.25		0.20		0.18		0.11
Net Realized and Unrealized Gain (Loss)	0.00	(4)	0.04		0.49		0.06		(0.27)
Total from Investment Operations	0.12		0.29		0.69		0.24		(0.16)
Distributions from and/or in Excess of:
Net Investment Income	(0.28)		(0.18)		(0.18)		(0.34)		(0.05)
Net Realized Gain	(0.14)		—		—		—		—
Total Distributions	(0.42)		(0.18)		(0.18)		(0.34)		(0.05)
Net Asset Value, End of Period	$10.01		$10.31		$10.20		$9.69		$9.79
Total Return(5)	1.27	%(8)	2.92%		7.18%		2.51%		(1.56	)%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$117		$77		$10		$40		$10
Ratio of Expenses Before Expense Limitation	5.60	%(9)	7.09%		9.96%		6.73%		18.06	%(9)
Ratio of Expenses After Expense Limitation	1.35	%(6)(9)	1.34	%(6)	1.33	%(6)	1.34	%(6)	1.33	%(6)(9)
Ratio of Net Investment Income	2.30	%(6)(9)	2.40	%(6)	2.08	%(6)	1.86	%(6)	1.46	%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.02%		0.01%		0.02	%(9)
Portfolio Turnover Rate	38	%(8)	75%		64%		47%		39	%(8)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Financial Highlights

Strategic Income Portfolio

	Class C
	Six Months Ended March 31, 2019		Year Ended September 30,						Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		September 30, 2015
Net Asset Value, Beginning of Period	$10.28		$10.17		$9.66		$9.76		$10.06
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.08		0.17		0.13		0.11		0.05
Net Realized and Unrealized Gain (Loss)	(0.01)		0.05		0.49		0.06		(0.32)
Total from Investment Operations	0.08		0.22		0.62		0.17		(0.27)
Distributions from and/or in Excess of:
Net Investment Income	(0.24)		(0.11)		(0.11)		(0.27)		(0.03)
Net Realized Gain	(0.14)		—		—		—		—
Total Distributions	(0.38)		(0.11)		(0.11)		(0.27)		(0.03)
Net Asset Value, End of Period	$9.97		$10.28		$10.17		$9.66		$9.76
Total Return(4)	0.91	%(7)	2.11%		6.46%		1.77%		(2.71	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$31		$20		$22		$35		$10
Ratio of Expenses Before Expense Limitation	10.15	%(8)	14.46%		13.41%		28.93%		19.28	%(8)
Ratio of Expenses After Expense Limitation	2.10	%(5)(8)	2.09	%(5)	2.09	%(5)	2.09	%(5)	2.10	%(5)(8)
Ratio of Net Investment Income	1.51	%(5)(8)	1.69	%(5)	1.33	%(5)	1.14	%(5)	1.13	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.01%		0.01%		0.00	%(6)(8)
Portfolio Turnover Rate	38	%(7)	75%		64%		47%		39	%(7)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Financial Highlights

Strategic Income Portfolio

	Class IS
	Six Months Ended March 31, 2019		Year Ended September 30,						Period from December 30, 2014(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		September 30, 2015
Net Asset Value, Beginning of Period	$10.33		$10.22		$9.69		$9.79		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.14		0.29		0.27		0.23		0.14
Net Realized and Unrealized Gain (Loss)	0.00	(4)	0.04		0.48		0.05		(0.27)
Total from Investment Operations	0.14		0.33		0.75		0.28		(0.13)
Distributions from and/or in Excess of:
Net Investment Income	(0.30)		(0.22)		(0.22)		(0.38)		(0.08)
Net Realized Gain	(0.14)		—		—		—		—
Total Distributions	(0.44)		(0.22)		(0.22)		(0.38)		(0.08)
Net Asset Value, End of Period	$10.03		$10.33		$10.22		$9.69		$9.79
Total Return(5)	1.48	%(8)	3.27%		7.80%		2.96%		(1.37	)%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,006		$10,311		$10,197		$9,669		$9,775
Ratio of Expenses Before Expense Limitation	2.98	%(9)	3.28%		3.79%		3.45%		4.04	%(9)
Ratio of Expenses After Expense Limitation	0.95	%(6)(9)	0.94	%(6)	0.94	%(6)	0.94	%(6)	0.93	%(6)(9)
Ratio of Net Investment Income	2.73	%(6)(9)	2.83	%(6)	2.68	%(6)	2.35	%(6)	1.88	%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.01%		0.01%		0.02	%(9)
Portfolio Turnover Rate	38	%(8)	75%		64%		47%		39	%(8)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust (''Trust'') is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Trust is comprised of ten separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Strategic Income Portfolio. The Fund seeks a total return comprised of income and capital appreciation. The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (3) over-the-counter ("OTC") swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$1,780	$—	$1,780
Collateralized Mortgage Obligation — Agency Collateral Series	—	9	—	9
Commercial Mortgage-Backed Securities	—	404	—	404
Corporate Bonds	—	3,868	—	3,868
Mortgages — Other	—	1,174	—	1,174
Sovereign	—	1,299	—	1,299
U.S. Treasury Securities	—	758	—	758
Total Fixed Income Securities	—	9,292	—	9,292
Short-Term Investments
Investment Company	147	—	—	147
Sovereign	—	27	—	27
U.S. Treasury Securities	—	524	—	524
Total Short-Term Investments	147	551	—	698
Foreign Currency Forward Exchange Contracts	—	24	—	24
Total Assets	147	9,867	—	10,014
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(1)	—	(1)
Futures Contracts	(59)	—	—	(59)
Credit Default Swap Agreements	—	(1)	—	(1)
Total Liabilities	(59)	(2)	—	(61)
Total	$88	$9,865	$—	$9,953

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2019:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$24
Total			$24
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(1)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(59	)(a)
Swap Agreement	Variation Margin on Swap Agreement	Credit Risk	(—	@)
Swap Agreement	Variation Margin on Swap Agreement	Credit Risk	(1	)(a)
Total			$(61)

@ Amount is less than $500.

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2019 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$119
Interest Rate Risk	Futures Contracts	(35)
Credit Risk	Swap Agreements	(11)
Interest Rate Risk	Swap Agreements	(36)
Total		$37
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(26)
Interest Rate Risk	Futures Contracts	(108)
Credit Risk	Swap Agreements	15
Interest Rate Risk	Swap Agreements	(1)
Total		$(120)

At March 31, 2019, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$24	$(1)
Swap Agreements	—	(— @)
Total	$24	$(1)

(b) Excludes exchange-traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward,

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Bank of America NA	$19		$—	$—	$19
BNP Paribas SA	—	@	—	—	—	@
Citibank NA	4		—	—	4
Goldman Sachs International	1		(1)	—	0
JPMorgan Chase Bank NA	—	@	(— @)	—	0
Total	$24		$(1)	$—	$23
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Credit Suisse International	$—	@	$—	$—	$—	@
Goldman Sachs International	1		(1)	—	0
JPMorgan Chase Bank NA	—	@	(— @)	—	0
Total	$1		$(1)	$—	$—	@

@ Amount is less than $500.

For the six months ended March 31, 2019, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$3,370,000
Futures Contracts:
Average monthly notional value	$3,759,000
Swap Agreements:
Average monthly notional amount	$805,000

5.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Over $500 million
0.40%	0.35%

For the six months ended March 31, 2019, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2019, approximately $20,000 of advisory fees were waived and approximately $85,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $2,947,000 and $3,141,000, respectively. For the six months ended March 31, 2019, purchases and sales of long-term U.S. Government securities were approximately $782,000 and $273,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2019, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2019 is as follows:

Affiliated Investment Company	Value September 30, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$386	$2,349	$2,588	$3
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2019 (000)
Liquidity Funds	$—	$—	$147

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From: Ordinary Income (000)	2017 Distributions Paid From: Ordinary Income (000)
$221	$216

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments for swap transactions, paydown adjustments and nondeductible expenses, resulted in the following reclassifications among the components of net assets at September 30, 2018:

Total Distributable Earnings (Loss) (000)	Paid-in- Capital (000)
$1	$(1)

At September 30, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$230	$147

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

During the year ended September 30, 2018, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $95,000.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 31, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2019, the Fund did not have record owners of 10% or greater.

K. Accounting Pronouncement: In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the "ASU") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

27

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

28

Privacy Notice (unaudited) (cont'd)

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospect of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

30

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTSIPSAN
2516245 EXP 05.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Semi-Annual Report

March 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	21
Consolidated Statement of Operations	23
Consolidated Statements of Changes in Net Assets	24
Consolidated Financial Highlights	25
Notes to Consolidated Financial Statements	29
Privacy Notice	42
Trustee and Officer Information	44

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Multi-Asset Income Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2019

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Consolidated Expense Example (unaudited)

Global Multi-Asset Income Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/18	Actual Ending Account Value 3/31/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Multi-Asset Income Portfolio Class I	$1,000.00	$1,019.80	$1,020.34	$4.63	$4.63	0.92%
Global Multi-Asset Income Portfolio Class A	1,000.00	1,018.10	1,018.60	6.39	6.39	1.27
Global Multi-Asset Income Portfolio Class C	1,000.00	1,014.20	1,014.86	10.14	10.15	2.02
Global Multi-Asset Income Portfolio Class IS	1,000.00	1,020.10	1,020.59	4.38	4.38	0.87

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments

Global Multi-Asset Income Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (54.0%)
Agency Fixed Rate Mortgages (4.6%)
United States (4.6%)
Federal Home Loan Mortgage Corporation,
4.50%, 1/1/49		$25	$26
Gold Pools:
3.50%, 2/1/45		40	40
Federal National Mortgage Association,
April TBA:
3.00%, 4/1/34 (a)		62	63
3.50%, 4/1/49 (a)		204	207
4.00%, 4/1/49 (a)		140	144
4.50%, 4/1/49 (a)		60	63
Conventional Pools:
3.50%, 3/1/49		25	25
4.00%, 4/1/49		25	26
4.50%, 10/1/44 - 11/1/44		30	32
Government National Mortgage Association,
Various Pools:
4.50%, 3/20/49		20	20
5.00%, 2/20/49 - 3/20/49		50	52
			698
Asset-Backed Security (0.1%)
United States (0.1%)
United Auto Credit Securitization Trust,
4.26%, 5/10/23 (b)		15	15
Commercial Mortgage-Backed Securities (1.5%)
United States (1.5%)
GS Mortgage Securities Trust,
4.75%, 8/10/46 (b)(c)		70	71
Wells Fargo Commercial Mortgage Trust,
4.10%, 5/15/48 (c)		51	48
WFCG Commercial Mortgage Trust,
1 Month USD LIBOR + 3.14%, 5.62%, 11/15/29 (b)(c)		40	40
WFRBS Commercial Mortgage Trust,
4.13%, 5/15/45 (b)(c)		40	40
5.03%, 9/15/46 (b)(c)		25	24
			223
Corporate Bonds (11.8%)
Australia (1.0%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	50	57
Commonwealth Bank of Australia,
1.75%, 11/7/19 (b)		$25	25
Macquarie Group Ltd.,
4.15%, 3/27/24 (b)		25	26
Transurban Finance Co., Pty Ltd.,
4.13%, 2/2/26 (b)		25	25
Woolworths Group Ltd.,
4.00%, 9/22/20 (b)		25	25
			158
	Face Amount (000)		Value (000)
Belgium (0.1%)
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.70%, 2/1/36 (b)		$25	$25
Canada (0.2%)
Royal Bank of Canada,
2.75%, 2/1/22		25	25
France (0.3%)
BNP Paribas SA,
5.00%, 1/15/21		50	52
Germany (0.8%)
BMW Finance,
0.38%, 7/10/23	EUR	50	56
Deutsche Bank AG,
2.70%, 7/13/20		$25	25
Kreditanstalt fuer Wiederaufbau,
1.13%, 9/15/32	EUR	30	36
			117
Israel (0.1%)
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21		$10	10
Netherlands (0.4%)
Cooperatieve Rabobank UA,
3.75%, 11/9/20	EUR	50	59
United Kingdom (0.6%)
HBOS PLC,
4.50%, 3/18/30		50	62
Vodafone Group PLC,
4.38%, 5/30/28		$25	26
			88
United States (8.3%)
Abbott Laboratories,
3.40%, 11/30/23		17	17
Air Lease Corp.,
2.13%, 1/15/20		25	25
Altria Group, Inc.,
3.80%, 2/14/24		25	25
Amazon.com, Inc.,
2.80%, 8/22/24		25	25
American Express Credit Corp.,
1.88%, 5/3/19		10	10
American International Group, Inc.,
4.88%, 6/1/22		25	27
Apple, Inc.,
2.50%, 2/9/22		50	50
AT&T, Inc.,
4.25%, 3/1/27		50	51
Bank of America Corp.,
3.37%, 1/23/26		25	25
MTN
4.25%, 10/22/26		25	26

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

	Face Amount (000)	Value (000)
United States (cont'd)
Bank of New York Mellon Corp. (The),
MTN
3.65%, 2/4/24	$25	$26
Boston Properties LP,
3.85%, 2/1/23	50	51
Capital One Financial Corp.,
3.30%, 10/30/24	50	50
Charter Communications Operating LLC/ Charter Communications Operating Capital,
4.91%, 7/23/25	25	26
Cigna Corp.,
3.75%, 7/15/23 (b)	25	26
Citigroup, Inc.,
5.50%, 9/13/25	50	55
CVS Health Corp.,
3.70%, 3/9/23	25	25
Dollar Tree, Inc.,
3.70%, 5/15/23	25	25
Dow Chemical Co. (The),
4.55%, 11/30/25 (b)	25	26
Fox Corp.,
4.71%, 1/25/29 (b)	25	27
General Motors Financial Co., Inc.,
4.30%, 7/13/25	7	7
Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37	50	61
HSBC USA, Inc.,
3.50%, 6/23/24	100	101
JPMorgan Chase & Co.,
2.78%, 4/25/23	50	50
McDonald's Corp.,
MTN
3.38%, 5/26/25	50	51
Microsoft Corp.,
1.55%, 8/8/21	25	24
MPLX LP,
4.00%, 2/15/25	50	51
NBC Universal Media LLC,
4.38%, 4/1/21	50	52
PepsiCo, Inc.,
1.70%, 10/6/21	25	25
salesforce.com, Inc.,
3.25%, 4/11/23	25	26
Starbucks Corp.,
3.80%, 8/15/25	25	26
Union Pacific Corp.,
3.95%, 9/10/28	15	16
UnitedHealth Group, Inc.,
2.88%, 3/15/23	25	25
Verizon Communications, Inc.,
4.13%, 3/16/27	25	26
	Face Amount (000)		Value (000)
Visa, Inc.,
3.15%, 12/14/25		$25	$25
Walmart, Inc.,
2.55%, 4/11/23		25	25
Wells Fargo & Co.,
3.00%, 10/23/26		50	49
			1,258
			1,792
Mortgages — Other (0.8%)
United States (0.8%)
Federal Home Loan Mortgage Corporation,
3.00%, 12/25/46 - 5/25/47		43	42
Seasoned Credit Risk Transfer Trust,
3.00%, 8/25/56		22	22
Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/58		25	24
3.50%, 7/25/58		25	25
			113
Sovereign (28.5%)
Argentina (2.6%)
Argentine Republic Government International Bond,
5.88%, 1/11/28		127	98
6.25%, 4/22/19		300	300
			398
Australia (0.8%)
Australia Government Bond,
2.75%, 11/21/27 - 11/21/28	AUD	167	128
Austria (0.2%)
Republic of Austria Government Bond,
4.15%, 3/15/37 (b)	EUR	20	35
Belgium (1.1%)
Kingdom of Belgium Government Bond,
0.80%, 6/22/25 - 6/22/28 (b)		95	113
1.90%, 6/22/38 (b)		37	47
			160
Canada (1.3%)
Canadian Government Bond,
1.00%, 6/1/27	CAD	80	57
1.50%, 6/1/26		60	45
2.00%, 6/1/28		120	92
			194
Cyprus (0.1%)
Cyprus Government International Bond,
2.75%, 6/27/24	EUR	9	11
3.75%, 7/26/23		9	12
			23
Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	100	16

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

	Face Amount (000)		Value (000)
France (1.0%)
French Republic Government Bond OAT,
0.50%, 5/25/25	EUR	75	$88
2.00%, 5/25/48 (b)		20	26
3.25%, 5/25/45		27	44
			158
Germany (3.4%)
Bundesrepublik Deutschland Bundesanleihe,
1.00%, 8/15/25		80	98
1.50%, 9/4/22		70	84
2.50%, 1/4/21		200	237
4.25%, 7/4/39		52	103
			522
Greece (2.2%)
Hellenic Republic Government Bond,
3.75%, 1/30/28		291	330
Hungary (0.5%)
Hungary Government Bond,
3.00%, 10/27/27	HUF	3,900	15
5.50%, 6/24/25		7,900	33
Hungary Government International Bond,
5.75%, 11/22/23		$20	22
			70
Indonesia (0.2%)
Indonesia Treasury Bond,
6.13%, 5/15/28	IDR	177,000	11
8.25%, 5/15/29		184,000	14
			25
Italy (1.5%)
Italy Buoni Poliennali Del Tesoro,
1.45%, 9/15/22	EUR	70	79
3.75%, 9/1/24		90	111
3.85%, 9/1/49 (b)		33	39
			229
Japan (7.2%)
Japan Government Ten Year Bond,
0.10%, 6/20/26	JPY	20,500	189
0.50%, 9/20/24		25,100	235
1.10%, 6/20/21		24,600	228
Japan Government Thirty Year Bond,
0.30%, 6/20/46		11,200	97
1.70%, 6/20/33		14,300	158
2.00%, 9/20/40		15,000	181
			1,088
Malaysia (0.1%)
Malaysia Government Bond,
3.96%, 9/15/25	MYR	80	20
Mexico (0.8%)
Mexican Bonos,
8.50%, 5/31/29	MXN	1,000	53
Series M
7.50%, 6/3/27		1,000	50
	Face Amount (000)		Value (000)
Petroleos Mexicanos,
4.88%, 1/18/24		$20	$20
			123
Netherlands (0.2%)
Netherlands Government Bond,
3.75%, 1/15/42 (b)	EUR	20	38
Norway (0.1%)
Norway Government Bond,
2.00%, 5/24/23 (b)	NOK	100	12
Poland (0.4%)
Republic of Poland Government Bond,
2.50%, 7/25/27	PLN	140	36
2.75%, 4/25/28		80	21
			57
Portugal (0.3%)
Portugal Obrigacoes do Tesouro OT,
3.88%, 2/15/30 (b)	EUR	38	53
Russia (0.1%)
Russian Federal Bond - OFZ,
7.00%, 8/16/23	RUB	800	12
Spain (1.7%)
Spain Government Bond,
0.35%, 7/30/23	EUR	110	125
0.40%, 4/30/22		30	34
1.95%, 7/30/30 (b)		45	54
2.70%, 10/31/48 (b)		10	13
4.40%, 10/31/23 (b)		20	27
			253
Supernational (0.9%)
European Financial Stability Facility,
1.25%, 5/24/33		20	24
European Investment Bank,
0.20%, 7/15/24		30	34
International Bank for Reconstruction & Development,
2.20%, 2/27/24	AUD	100	72
			130
Sweden (0.1%)
Sweden Government Bond,
1.00%, 11/12/26	SEK	70	8
United Kingdom (1.6%)
United Kingdom Gilt,
1.50%, 1/22/21	GBP	30	40
3.50%, 1/22/45		64	117
4.25%, 6/7/32 - 9/7/39		44	82
			239
			4,321
U.S. Treasury Securities (6.7%)
United States (6.7%)
U.S. Treasury Bonds,
2.50%, 2/15/45		$163	154
The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

	Face Amount (000)	Value (000)
United States (cont'd)
3.13%, 5/15/48	$75	$79
4.25%, 11/15/40	158	198
U.S. Treasury Notes,
1.38%, 1/31/21	130	128
1.75%, 4/30/22	253	250
2.25%, 2/15/27	173	172
2.88%, 8/15/28	35	36
		1,017
Total Fixed Income Securities (Cost $8,027)		8,179
	Shares
Common Stocks (25.1%)
Australia (1.2%)
AGL Energy Ltd.	102	2
Alumina Ltd.	246	—	@
Amcor Ltd.	94	1
AMP Ltd.	295	—	@
APA Group	1,323	9
Aristocrat Leisure Ltd.	55	1
ASX Ltd.	19	1
Atlas Arteria Ltd.	462	2
Aurizon Holdings Ltd.	207	1
AusNet Services	1,978	3
Australia & New Zealand Banking Group Ltd.	264	5
Bank of Queensland Ltd.	42	—	@
Bendigo & Adelaide Bank Ltd.	52	—	@
BHP Group Ltd.	251	7
Boral Ltd.	118	—	@
Brambles Ltd.	128	1
BWP Trust REIT	325	1
Caltex Australia Ltd.	27	1
Challenger Ltd.	57	—	@
Charter Hall Retail REIT	233	1
CIMIC Group Ltd.	10	—	@
Coca-Cola Amatil Ltd.	57	—	@
Cochlear Ltd.	6	1
Coles Group Ltd. (d)	130	1
Commonwealth Bank of Australia	140	7
Computershare Ltd.	47	1
Cromwell Property Group REIT	990	1
Crown Resorts Ltd.	36	—	@
CSL Ltd.	44	6
Dexus REIT	746	7
Domino's Pizza Enterprises Ltd.	7	—	@
Flight Centre Travel Group Ltd.	6	—	@
Fortescue Metals Group Ltd.	152	1
Goodman Group REIT	1,336	13
GPT Group (The) REIT	1,383	6
Harvey Norman Holdings Ltd.	55	—	@
Healthscope Ltd.	169	—	@
Incitec Pivot Ltd.	169	—	@
Insurance Australia Group Ltd.	190	1
	Shares	Value (000)
James Hardie Industries PLC CDI	45	$1
Lend Lease Group REIT	55	1
Macquarie Group Ltd.	25	2
Medibank Pvt Ltd.	277	1
Mirvac Group REIT	2,850	6
National Australia Bank Ltd.	245	4
Newcrest Mining Ltd.	60	1
Oil Search Ltd.	136	1
OneMarket Ltd. (d)	75	—	@
Orica Ltd.	38	—	@
Origin Energy Ltd.	176	1
Qantas Airways Ltd.	49	—	@
QBE Insurance Group Ltd.	116	1
Ramsay Health Care Ltd.	14	1
REA Group Ltd.	6	—	@
Rio Tinto Ltd.	33	2
Santos Ltd.	181	1
Scentre Group REIT	3,848	11
Seek Ltd.	33	—	@
Shopping Centres Australasia Property Group REIT	807	2
Sonic Healthcare Ltd.	40	1
South32 Ltd.	417	1
Spark Infrastructure Group	1,725	3
Stockland REIT	1,937	5
Suncorp Group Ltd.	103	1
Sydney Airport	1,250	7
Tabcorp Holdings Ltd.	199	1
Telstra Corp., Ltd.	779	2
TPG Telecom Ltd.	34	—	@
Transurban Group	2,221	21
Treasury Wine Estates Ltd.	74	1
Vicinity Centres REIT	2,538	5
Vocus Group Ltd. (d)	53	—	@
Wesfarmers Ltd.	90	2
Westpac Banking Corp.	276	5
Woodside Petroleum Ltd.	61	2
Woolworths Group Ltd.	139	3
		177
Austria (0.1%)
CA Immobilien Anlagen AG	48	2
Erste Group Bank AG	121	4
Raiffeisen Bank International AG	56	1
		7
Belgium (0.3%)
Aedifica SA REIT	9	1
Anheuser-Busch InBev SA N.V.	143	12
Befimmo SA REIT	13	1
bpost SA	907	10
Cie d'Entreprises CFE	12	1
Cofinimmo SA REIT	14	2
D'ieteren SA	31	1
Econocom Group SA	511	2

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

	Shares	Value (000)
Belgium (cont'd)
Elia System Operator SA	30	$2
Intervest Offices & Warehouses N.V. REIT	10	—	@
KBC Group N.V.	165	12
Leasinvest Real Estate SCA REIT	1	—	@
Proximus SADP	7	—	@
Warehouses De Pauw CVA REIT	11	2
Wereldhave Belgium N.V. REIT	1	—	@
		46
Brazil (0.0%)
Cia de Saneamento Basico do Estado de Sao Paulo ADR	300	3
Canada (2.6%)
Alimentation Couche-Tard, Inc., Class B	92	5
ARC Resources Ltd.	92	1
Artis Real Estate Investment Trust REIT	100	1
Bank of Montreal	192	14
Bank of Nova Scotia (The)	284	15
Barrick Gold Corp.	92	1
Blackberry Ltd. (d)	92	1
Brookfield Asset Management, Inc., Class A	92	4
Brookfield Business Partners LP	2	—	@
Cameco Corp.	92	1
Canadian Apartment Properties REIT	100	4
Canadian Imperial Bank of Commerce	92	7
Canadian National Railway Co.	92	8
Canadian Natural Resources Ltd.	84	2
Cenovus Energy, Inc.	92	1
Chartwell Retirement Residences REIT (Units) (e)	100	1
Cominar Real Estate Investment Trust REIT	100	1
Dream Global Real Estate Investment Trust REIT	100	1
Dream Office Real Estate Investment Trust REIT	100	2
Enbridge, Inc.	730	26
Enbridge, Inc.	1,765	64
Encana Corp.	84	1
First Capital Realty, Inc.	100	2
First Quantum Minerals Ltd.	92	1
Fortis, Inc.	492	18
Gibson Energy, Inc.	100	2
Goldcorp, Inc.	84	1
H&R Real Estate Investment Trust REIT	200	4
Husky Energy, Inc.	94	1
Hydro One Ltd.	100	2
Imperial Oil Ltd.	192	5
Inter Pipeline Ltd.	692	11
Keyera Corp.	300	7
Magna International, Inc.	92	4
Manulife Financial Corp.	476	8
Nutrien Ltd.	39	2
Pembina Pipeline Corp.	920	34
Power Corp. of Canada	92	2
PrairieSky Royalty Ltd.	196	3
RioCan Real Estate Investment Trust REIT	200	4
	Shares	Value (000)
Rogers Communications, Inc., Class B	92	$5
Royal Bank of Canada	84	6
Shaw Communications, Inc., Class B	192	4
SmartCentres Real Estate Investment Trust REIT	100	3
Sun Life Financial, Inc.	92	4
Suncor Energy, Inc.	284	9
Teck Resources Ltd., Class B	92	2
Toronto-Dominion Bank (The)	92	5
TransCanada Corp.	1,692	76
Westshore Terminals Investment Corp.	100	2
Wheaton Precious Metals Corp.	92	2
		390
China (0.1%)
Beijing Capital International Airport Co., Ltd. H Shares (f)	2,000	2
Beijing Enterprises Holdings Ltd. (f)	500	3
Beijing Enterprises Water Group Ltd. (d)(f)	4,000	2
China Gas Holdings Ltd. (f)	2,400	8
China Merchants Port Holdings Co., Ltd. (f)	21	—	@
Hopewell Highway Infrastructure Ltd. (f)	1,000	1
Jiangsu Expressway Co., Ltd. H Shares (f)	2,000	3
Towngas China Co., Ltd. (d)(f)	1,020	1
Zhejiang Expressway Co., Ltd., Class H (f)	2,000	2
		22
Denmark (0.2%)
AP Moller - Maersk A/S Series B	1	1
Carlsberg A/S Series B	15	2
Chr Hansen Holding A/S	11	1
Coloplast A/S Series B	13	1
Danske Bank A/S	114	2
Demant A/S (d)	13	—	@
DSV A/S	21	2
Genmab A/S (d)	6	1
ISS A/S	18	1
Novo Nordisk A/S Series B	242	13
Novozymes A/S Series B	26	1
Orsted A/S	29	2
Pandora A/S	13	1
Tryg A/S	12	—	@
Vestas Wind Systems A/S	25	2
		30
Finland (0.1%)
Citycon Oyj	52	1
Elisa Oyj	13	1
Fortum Oyj	30	1
Kone Oyj, Class B	72	3
Nokia Oyj	607	3
Nokian Renkaat Oyj	19	1
Sampo Oyj, Class A	97	4
Technopolis Oyj	95	—	@
UPM-Kymmene Oyj	137	4
		18

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

	Shares	Value (000)
France (3.1%)
Accor SA	41	$2
Aeroports de Paris (ADP)	128	25
Air Liquide SA	53	7
Airbus SE	71	9
Akka Technologies	31	2
ALD SA	154	2
Alten SA	82	9
Altran Technologies SA	657	7
ArcelorMittal	60	1
AXA SA	221	6
BNP Paribas SA	580	28
Capgemini SE	29	3
Carrefour SA	96	2
Cie de Saint-Gobain	71	3
Cie Generale des Etablissements Michelin SCA	57	7
Covivio REIT	24	2
Covivio REIT (d)	5	1
Credit Agricole SA	628	8
Danone SA	98	8
Derichebourg SA	742	3
Eiffage SA	185	18
Electricite de France SA	34	—	@
Elior Group SA	534	7
Engie SA	305	5
EssilorLuxottica SA	32	3
Eutelsat Communications SA	178	3
Faurecia SA	13	1
Fnac Darty SA (d)	89	7
Gecina SA REIT	27	4
Getlink SE	567	9
ICADE REIT	25	2
Iliad SA	3	—	@
Jacquet Metal Service SA	52	1
Kaufman & Broad SA	52	2
Kering SA	11	6
Klepierre SA REIT	139	5
L'Oreal SA	37	10
Legrand SA	52	3
LVMH Moet Hennessy Louis Vuitton SE	32	12
Mercialys SA REIT	28	—	@
Orange SA	411	7
Pernod Ricard SA	36	6
Peugeot SA	1,528	37
Publicis Groupe SA	34	2
Renault SA	61	4
Safran SA	52	7
Sanofi	156	14
Schneider Electric SE	69	5
SES SA	445	7
Societe de la Tour Eiffel REIT	1	—	@
Societe Generale SA	401	12
Sodexo SA	32	3
	Shares	Value (000)
Suez	14	$—	@
TOTAL SA	244	14
Unibail-Rodamco-Westfield REIT	80	13
Unibail-Rodamco-Westfield REIT CDI	540	4
Valeo SA	85	2
Veolia Environnement SA	38	1
Vinci SA	895	87
Vivendi SA	160	5
Worldline SA (d)	236	14
		477
Germany (2.0%)
Adidas AG	31	7
ADLER Real Estate AG	18	—	@
ADO Properties SA	20	1
Allianz SE (Registered)	50	11
Alstria Office AG REIT	88	1
Amadeus Fire AG	9	1
Aumann AG	83	3
BASF SE	100	7
Bayer AG (Registered)	109	7
Bayerische Motoren Werke AG	91	7
Bayerische Motoren Werke AG (Preference)	9	1
Bechtle AG	108	10
Befesa SA	49	2
Beiersdorf AG	2	—	@
Bilfinger SE	211	7
CANCOM SE	148	7
Commerzbank AG (d)	574	4
Continental AG	32	5
Daimler AG (Registered)	250	15
Deutsche Bank AG (Registered)	172	1
Deutsche Boerse AG	36	5
Deutsche EuroShop AG	30	1
Deutsche Post AG (Registered)	122	4
Deutsche Telekom AG (Registered)	637	11
Deutsche Wohnen SE	224	11
DIC Asset AG	29	—	@
E.ON SE	403	4
Fraport AG Frankfurt Airport Services Worldwide	215	16
Fresenius Medical Care AG & Co., KGaA	33	3
Fresenius SE & Co., KGaA	51	3
Grand City Properties SA	67	2
Hamborner AG REIT	52	1
Hamburger Hafen und Logistik AG	86	2
HeidelbergCement AG	31	2
Henkel AG & Co., KGaA	22	2
Henkel AG & Co., KGaA (Preference)	28	3
Hornbach Holding AG & Co. KGaA	21	1
Indus Holding AG	34	2
Infineon Technologies AG	192	4
Innogy SE	5	—	@
Jungheinrich AG (Preference)	120	4

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

	Shares	Value (000)
Germany (cont'd)
LEG Immobilien AG	43	$5
Linde PLC (d)	33	6
Merck KGaA	31	4
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	22	5
Porsche Automobil Holding SE (Preference)	53	3
ProSiebenSat.1 Media SE (Registered)	44	1
RWE AG	109	3
Salzgitter AG	273	8
SAP SE	100	12
Siemens AG (Registered)	89	10
Sixt SE	68	7
TAG Immobilien AG	96	2
thyssenKrupp AG	89	1
TLG Immobilien AG	47	1
Uniper SE	32	1
United Internet AG (Registered)	5	—	@
Volkswagen AG	5	1
Volkswagen AG (Preference)	48	8
Vonovia SE	365	19
Wacker Neuson SE	114	3
Washtec AG	12	1
Zalando SE (d)	497	19
		298
Greece (0.1%)
Mytilineos Holdings SA	231	3
OPAP SA	505	5
		8
Hong Kong (0.9%)
Champion REIT	6,000	5
CK Asset Holdings Ltd.	2,000	18
Fortune Real Estate Investment Trust REIT	1,000	1
Great Eagle Holdings Ltd.	1,043	5
Hanergy Thin Film Power Group Ltd. (d)(g)(h)	2,000	—	@
Hang Lung Properties Ltd.	1,000	2
Henderson Land Development Co., Ltd.	1,210	8
Hong Kong & China Gas Co., Ltd.	9,376	23
Hongkong & Shanghai Hotels Ltd. (The)	1,745	3
Hongkong Land Holdings Ltd.	600	4
Hopewell Holdings Ltd.	1,000	5
I-CABLE Communications Ltd. (d)	766	—	@
Johnson Electric Holdings Ltd.	515	1
Kerry Properties Ltd.	500	2
Kowloon Development Co., Ltd. REIT	3,000	4
Link REIT	1,000	12
New World Development Co., Ltd.	3,593	6
Polytec Asset Holdings Ltd.	700	—	@
Sino Land Co., Ltd.	2,233	4
Stella International Holdings Ltd.	1,000	2
Sun Hung Kai Properties Ltd.	1,000	17
Swire Properties Ltd.	600	3
	Shares	Value (000)
Wharf Holdings Ltd. (The)	1,000	$3
Wharf Real Estate Investment Co., Ltd.	1,000	7
		135
Ireland (0.1%)
AIB Group PLC	312	1
Bank of Ireland Group PLC	195	1
Bank of Ireland Group PLC	391	2
Green REIT PLC	457	1
Hibernia REIT PLC	461	1
Irish Residential Properties PLC REIT	238	1
Kerry Group PLC, Class A	1	—	@
Kerry Group PLC, Class A	30	3
		10
Israel (0.0%)
Bank Hapoalim BM	78	—	@
Bank Leumi Le-Israel BM	113	1
Mizrahi Tefahot Bank Ltd.	5	—	@
		1
Italy (1.0%)
ACEA SpA	46	1
Assicurazioni Generali SpA	178	3
Atlantia SpA	1,649	43
CIR-Compagnie Industriali Riunite SpA	639	1
Enav SpA	840	5
Enel SpA	1,497	10
Eni SpA	348	6
Ferrari N.V.	34	4
Fiat Chrysler Automobiles N.V. (d)	311	5
Fiera Milano SpA (d)	249	1
Geox SpA	923	2
Immobiliare Grande Distribuzione SIIQ SpA REIT	24	—	@
Infrastrutture Wireless Italiane SpA	246	2
Intesa Sanpaolo SpA	8,512	21
Italgas SpA	597	4
Mediobanca Banca di Credito Finanziario SpA	248	2
Pirelli & C SpA (d)	66	—	@
Rizzoli Corriere Della Sera Mediagroup SpA (d)	11	—	@
Snam SpA	2,931	15
Societa Iniziative Autostradali e Servizi SpA	383	7
Telecom Italia SpA (d)	2,748	2
Telecom Italia SpA	287	—	@
Terna Rete Elettrica Nazionale SpA	1,544	10
UniCredit SpA	1,045	13
		157
Japan (0.8%)
Advance Residence Investment Corp. REIT	1	3
AEON Investment Corp. REIT	1	1
Aeon Mall Co., Ltd.	100	2
Daiwa House Investment Corp. REIT	1	2
GLP J-REIT	1	1
Hulic Co., Ltd.	200	2
Invincible Investment Corp. REIT	2	1

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

	Shares	Value (000)
Japan (cont'd)
Japan Airport Terminal Co., Ltd.	100	$4
Japan Excellent, Inc. REIT	1	1
Japan Hotel REIT Investment Corp.	2	2
Japan Real Estate Investment Corp. REIT	1	6
Japan Rental Housing Investments, Inc. REIT	1	1
Japan Retail Fund Investment Corp. REIT	1	2
Mitsubishi Estate Co., Ltd.	1,300	24
Mitsui Fudosan Co., Ltd.	1,300	33
Mizuho Financial Group, Inc.	3,900	6
Mori Hills Investment Corp. REIT	1	1
Mori Trust Sogo Reit, Inc.	1	2
Nippon Building Fund, Inc. REIT	1	7
Nippon Prologis, Inc. REIT	1	2
Nomura Real Estate Holdings, Inc.	100	2
Nomura Real Estate Master Fund, Inc. REIT	3	4
Orix, Inc. J-REIT	1	2
Premier Investment Corp. REIT	1	1
Resona Holdings, Inc.	100	—	@
Sekisui House Reit, Inc. REIT	1	1
Tokyo Gas Co., Ltd.	400	11
Tokyo Tatemono Co., Ltd.	100	1
United Urban Investment Corp. REIT	2	3
		128
Netherlands (0.7%)
ABN AMRO Group N.V. CVA	170	4
Accell Group	37	1
Aegon N.V.	318	1
Akzo Nobel N.V.	43	4
ASML Holding N.V.	39	7
Basic-Fit (d)	83	3
Eurocommercial Properties N.V. CVA REIT	29	1
Heineken Holding N.V.	4	—	@
Heineken N.V.	47	5
ING Groep N.V.	2,077	25
Koninklijke Ahold Delhaize N.V.	199	5
Koninklijke KPN N.V.	890	3
Koninklijke Philips N.V.	168	7
Koninklijke Vopak N.V.	68	3
PostNL N.V.	2,413	6
Takeaway.com (d)	118	9
TomTom (d)	717	6
Unilever N.V. CVA	238	14
Vastned Retail N.V. REIT	13	1
Wereldhave N.V. REIT	27	1
Wolters Kluwer N.V.	85	6
		112
New Zealand (0.1%)
Auckland International Airport Ltd.	1,063	6
Contact Energy Ltd.	93	1
Fletcher Building Ltd.	88	—	@
Kiwi Property Group Ltd.	864	1
	Shares	Value (000)
Mercury NZ Ltd.	90	$—	@
Meridian Energy Ltd.	167	1
Ryman Healthcare Ltd.	49	—	@
Spark New Zealand Ltd.	356	1
		10
Norway (0.0%)
DNB ASA	51	1
Entra ASA	63	1
Marine Harvest ASA (d)	7	—	@
Norwegian Property ASA	110	—	@
Telenor ASA	63	1
		3
Portugal (0.1%)
CTT-Correios de Portugal SA	486	1
EDP - Energias de Portugal SA	990	4
Navigator Co. SA (The)	1,022	5
Semapa-Sociedade de Investimento e Gestao	55	1
		11
Singapore (0.3%)
Ascendas Real Estate Investment Trust REIT	1,600	4
CapitaLand Commercial Trust REIT	1,600	2
CapitaLand Ltd.	1,900	5
CapitaLand Mall Trust REIT	1,900	3
CDL Hospitality Trusts REIT	300	—	@
City Developments Ltd.	400	3
ComfortDelGro Corp., Ltd.	200	—	@
DBS Group Holdings Ltd.	300	6
Genting Singapore Ltd.	300	—	@
Golden Agri-Resources Ltd.	800	—	@
Hutchison Port Holdings Trust (Units) (e)	5,900	1
Keppel REIT	1,300	1
Keppel Corp., Ltd.	100	1
Mapletree Commercial Trust REIT	1,300	2
Mapletree Industrial Trust REIT	900	2
Mapletree Logistics Trust REIT	1,000	1
Oversea-Chinese Banking Corp., Ltd.	400	3
Sembcorp Industries Ltd.	100	—	@
Singapore Airlines Ltd.	100	1
Singapore Exchange Ltd.	100	1
Singapore Technologies Engineering Ltd.	100	—	@
Singapore Telecommunications Ltd.	1,200	3
StarHub Ltd.	100	—	@
Suntec Real Estate Investment Trust REIT	1,700	3
UOL Group Ltd.	400	2
Wilmar International Ltd.	100	—	@
Yangzijiang Shipbuilding Holdings Ltd.	200	—	@
		44
Spain (1.4%)
Aena SME SA	283	51
Amadeus IT Group SA	85	7
Banco Bilbao Vizcaya Argentaria SA	3,745	21
Banco de Sabadell SA	3,887	4

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

	Shares	Value (000)
Spain (cont'd)
Banco Santander SA	8,738	$41
Bankia SA	551	1
Bankinter SA	269	2
CaixaBank SA	2,101	7
Cellnex Telecom SA (d)	159	5
Cia de Distribucion Integral Logista Holdings SA	191	4
Enagas SA	233	7
Ence Energia y Celulosa SA	940	5
Endesa SA	21	1
Ferrovial SA	556	13
Iberdrola SA	1,358	12
Industria de Diseno Textil SA	148	4
Inmobiliaria Colonial Socimi SA REIT	157	2
Lar Espana Real Estate Socimi SA REIT	58	—	@
Merlin Properties Socimi SA REIT	220	3
Naturgy Energy Group SA	25	1
NH Hotel Group SA	172	1
Red Electrica Corp., SA	474	10
Repsol SA	239	4
Telefonica SA	1,004	8
Telepizza Group SA	365	3
		217
Sweden (0.1%)
Castellum AB	178	3
Dios Fastigheter AB	32	—	@
Essity AB, Class B	18	1
Fabege AB	180	2
Fastighets AB Balder (d)	63	2
Hembla AB (d)	30	1
Hemfosa Fastigheter AB	63	1
Hufvudstaden AB, Class A	75	1
Klovern AB, Class B	373	1
Kungsleden AB	106	1
Millicom International Cellular SA SDR (d)	2	—	@
Nordea Bank Abp	209	1
Nyfosa AB (d)	63	—	@
Pandox AB	35	1
Skandinaviska Enskilda Banken AB, Class A	108	1
Svenska Handelsbanken AB, Class A	99	1
Swedbank AB, Class A	48	1
Tele2 AB, Class B	42	1
Telia Co., AB	232	1
Wallenstam AB, Class B	133	1
Wihlborgs Fastigheter AB	88	1
		22
Switzerland (1.0%)
ABB Ltd. (Registered)	189	4
Adecco Group AG (Registered)	17	1
Allreal Holding AG (Registered) (d)	6	1
Aryzta AG (d)	7	—	@
Baloise Holding AG (Registered)	6	1
	Shares	Value (000)
Cie Financiere Richemont SA (Registered)	53	$4
Credit Suisse Group AG (Registered) (d)	196	2
Dufry AG (Registered) (d)	5	1
EMS-Chemie Holding AG (Registered)	1	1
Flughafen Zurich AG (Registered) (Registered)	20	4
Geberit AG (Registered)	4	2
Givaudan SA (Registered)	1	3
Idorsia Ltd. (d)	9	—	@
Julius Baer Group Ltd. (d)	22	1
Kuehne & Nagel International AG (Registered)	6	1
LafargeHolcim Ltd. (Registered) (d)	46	2
Lonza Group AG (Registered) (d)	7	2
Mobimo Holding AG (Registered)	3	1
Nestle SA (Registered)	400	38
Novartis AG (Registered)	262	25
Pargesa Holding SA	4	—	@
Partners Group Holding AG	2	1
PSP Swiss Property AG (Registered)	27	3
Roche Holding AG (Genusschein)	84	23
Schindler Holding AG	5	1
Schindler Holding AG (Registered)	2	—	@
SGS SA (Registered)	1	3
Sonova Holding AG (Registered)	6	1
Swatch Group AG (The)	4	1
Swatch Group AG (The) (Registered)	6	—	@
Swiss Life Holding AG (Registered) (d)	4	2
Swiss Prime Site AG (Registered) (d)	50	4
Swiss Re AG	33	3
Swisscom AG (Registered)	7	3
UBS Group AG (Registered) (d)	369	5
Zurich Insurance Group AG	15	5
		149
United Kingdom (2.4%)
Associated British Foods PLC	5	—	@
Assura PLC REIT	1,108	1
AstraZeneca PLC	149	12
Aviva PLC	546	3
BAE Systems PLC	720	5
Barclays PLC	3,852	8
BHP Group PLC	240	6
Big Yellow Group PLC REIT	96	1
BP PLC	1,888	14
British American Tobacco PLC	254	11
British Land Co., PLC (The) REIT	692	5
BT Group PLC	1,698	5
Capital & Counties Properties PLC	500	2
Capital & Regional PLC REIT	358	—	@
Centrica PLC	305	—	@
Compass Group PLC	362	9
Daejan Holdings PLC	3	—	@
Derwent London PLC REIT	67	3
Diageo PLC	339	14

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
Empiric Student Property PLC REIT	340	$—	@
Ferguson PLC	78	5
GlaxoSmithKline PLC	577	12
Glencore PLC (d)	1,260	5
Grainger PLC	277	1
Great Portland Estates PLC REIT	189	2
Hammerson PLC REIT	538	2
Hansteen Holdings PLC REIT	500	1
Helical PLC	67	—	@
HSBC Holdings PLC	3,208	26
Imperial Brands PLC	153	5
Intu Properties PLC REIT	590	1
Land Securities Group PLC REIT	496	6
Lloyds Banking Group PLC	21,862	18
LondonMetric Property PLC REIT	393	1
National Grid PLC	4,510	50
NewRiver PLC REIT	157	—	@
Next PLC	36	3
Pennon Group PLC	421	4
Primary Health Properties PLC REIT	380	1
Prudential PLC	357	7
RDI REIT PLC REIT	160	—	@
Reckitt Benckiser Group PLC	97	8
Regional Ltd. REIT	152	—	@
RELX PLC (d)	211	5
Rio Tinto PLC	144	8
Rolls-Royce Holdings PLC (d)	235	3
Royal Bank of Scotland Group PLC	453	1
Royal Dutch Shell PLC, Class A	739	23
Safestore Holdings PLC REIT	139	1
Schroder Real Estate Investment Trust Ltd. REIT	349	—	@
Segro PLC REIT	558	5
Severn Trent PLC	262	7
Shaftesbury PLC REIT	160	2
Shire PLC	77	5
Smith & Nephew PLC	10	—	@
SSE PLC	68	1
Standard Chartered PLC	199	2
Target Healthcare Ltd. REIT	162	—	@
Taylor Wimpey PLC	1,094	2
Tesco PLC	1,169	4
Tritax Big Box PLC REIT	738	1
Unilever PLC	199	11
UNITE Group PLC (The) REIT	149	2
United Utilities Group PLC	747	8
Vodafone Group PLC	4,921	9
Workspace Group PLC REIT	80	1
WPP PLC	292	3
		361
United States (6.4%)
American Campus Communities, Inc. REIT	170	8
American Tower Corp. REIT	374	74
	Shares	Value (000)
American Water Works Co., Inc.	187	$19
Apartment Investment & Management Co., Class A REIT	169	8
Apple Hospitality, Inc. REIT	100	2
Aqua America, Inc.	187	7
AT&T, Inc.	410	13
Atmos Energy Corp.	187	19
Bank of America Corp.	500	14
Boston Properties, Inc. REIT	170	23
Brookfield Property Partners LP (d)	112	2
Capital One Financial Corp.	186	15
CenterPoint Energy, Inc.	187	6
Cheniere Energy, Inc. (d)	287	20
Citigroup, Inc.	200	12
Columbia Property Trust, Inc. REIT	100	2
Consolidated Edison, Inc.	187	16
Cousins Properties, Inc. REIT	100	1
Crown Castle International Corp. REIT	187	24
DiamondRock Hospitality Co. REIT	100	1
Digital Realty Trust, Inc. REIT	170	20
Discover Financial Services	321	23
Douglas Emmett, Inc. REIT	170	7
DR Horton, Inc.	209	9
Eagle Materials, Inc.	43	4
Edison International	187	12
EnLink Midstream LLC (Units) (e)	100	1
Equity Commonwealth REIT	170	6
Equity Residential REIT	170	13
Eversource Energy	187	13
Extra Space Storage, Inc. REIT	170	17
Fidelity National Financial, Inc.	35	1
Franklin Street Properties Corp. REIT	100	1
Healthcare Realty Trust, Inc. REIT	170	5
Healthcare Trust of America, Inc., Class A REIT	100	3
Highwoods Properties, Inc. REIT	170	8
Hospitality Properties Trust REIT	100	3
Host Hotels & Resorts, Inc. REIT	100	2
Investors Real Estate Trust REIT	10	1
JBG SMITH Properties REIT	50	2
JPMorgan Chase & Co.	100	10
KB Home	70	2
Kilroy Realty Corp. REIT	170	13
Kimco Realty Corp. REIT	100	2
Kinder Morgan, Inc.	2,410	48
Lennar Corp., Class A	149	7
Lexington Realty Trust REIT	100	1
Liberty Property Trust REIT	170	8
Louisiana-Pacific Corp.	21	1
M/I Homes, Inc. (d)	24	1
Macerich Co. (The) REIT	170	7
Martin Marietta Materials, Inc.	53	11
Masco Corp.	64	3
MDC Holdings, Inc.	42	1

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

	Shares	Value (000)
United States (cont'd)
Meritage Homes Corp. (d)	33	$1
MGIC Investment Corp. (d)	120	2
Mohawk Industries, Inc. (d)	55	7
New Jersey Resources Corp.	187	9
New York REIT, Inc. REIT (d)(g)	10	—	@
NiSource, Inc.	187	5
NVR, Inc. (d)	3	8
ONEOK, Inc.	487	34
Owens Corning	93	4
Paramount Group, Inc. REIT	100	1
Pebblebrook Hotel Trust REIT	56	2
PG&E Corp. (d)	100	2
Physicians Realty Trust REIT	100	2
Piedmont Office Realty Trust, Inc., Class A REIT	100	2
Public Storage REIT	170	37
Pulte Group, Inc.	125	3
Realty Income Corp. REIT	170	12
Retail Opportunity Investments Corp. REIT	100	2
Retail Value, Inc. REIT	10	—	@
RLJ Lodging Trust REIT	36	1
Sabra Health Care, Inc. REIT	28	1
SBA Communications Corp. REIT (d)	187	37
Scotts Miracle-Gro Co. (The), Class A	37	3
Sempra Energy	187	24
Senior Housing Properties Trust REIT	100	1
Simon Property Group, Inc. REIT	170	31
SITE Centers Corp. REIT	100	1
Skyline Champion Corp.	19	—	@
SL Green Realty Corp. REIT	170	15
Spirit MTA REIT REIT	20	—	@
Spirit Realty Capital, Inc. REIT	20	1
Stewart Information Services Corp.	18	1
STORE Capital Corp. REIT	170	6
Synchrony Financial	726	23
Targa Resources Corp.	287	12
Toll Brothers, Inc.	23	1
UDR, Inc. REIT	170	8
Universal Forest Products, Inc.	54	2
VEREIT, Inc. REIT	100	1
Verizon Communications, Inc.	430	25
Vornado Realty Trust REIT	170	11
Vulcan Materials Co.	115	14
Washington Prime Group, Inc. REIT	100	1
Watsco, Inc.	27	4
Weingarten Realty Investors REIT	170	5
Wells Fargo & Co.	300	14
Welltower, Inc. REIT	170	13
Williams Cos., Inc. (The)	1,074	31
Xenia Hotels & Resorts, Inc. REIT	100	2
		974
Total Common Stocks (Cost $3,474)		3,810
	Shares	Value (000)
Investment Companies (8.1%)
Guernsey (0.0%)
Picton Property Income Ltd. (The) REIT (Guernsey)	289	$1
United Kingdom (0.0%)
HICL Infrastructure Co., Ltd. (United Kingdom)	1,498	3
United States (8.1%)
Morgan Stanley Institutional Fund Trust — High Yield Portfolio (See Note G)	54,303	527
Morgan Stanley Institutional Fund, Inc. — Emerging Markets Fixed Income Opportunities Portfolio (See Note G)	76,964	698
		1,225
Total Investment Companies (Cost $1,265)		1,229
	No. of Rights
Right (0.0%)
Austria (0.0%)
BUWOG AG (d) (Cost $—)	62	—
	Shares
Short-Term Investments (14.9%)
Investment Company (12.4%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $1,884)	1,884,400	1,884
	Face Amount (000)
U.S. Treasury Security (2.5%)
U.S. Treasury Bill,
2.49%, 8/22/19 (i)(j) (Cost $378)	$382	378
Total Short-Term Investments (Cost $2,262)		2,262
Total Investments (102.1%) (Cost $15,028) (k)(l)(m)		15,480
Liabilities in Excess of Other Assets (–2.1%)		(315)
Net Assets (100.0%)		$15,165

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Security is subject to delayed delivery.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Floating or Variable rate securities: The rates disclosed are as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.

(d)  Non-income producing security.

(e)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
The accompanying notes are an integral part of the consolidated financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

(f)  Security trades on the Hong Kong exchange.

(g)  Security has been deemed illiquid at March 31, 2019.

(h)  At March 31, 2019, the Fund held a fair valued security valued at less than $500, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's Trustees.

(i)  Rate shown is the yield to maturity at March 31, 2019.

(j)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(k)  Securities are available for collateral in connection with purchase on a forward commitment basis, foreign currency forward exchange contracts, futures contracts and swap agreements.

(l)  The approximate fair value and percentage of net assets, $2,430,000 and 16.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(m)  At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $906,000 and the aggregate gross unrealized depreciation is approximately $387,000, resulting in net unrealized appreciation of approximately $519,000.

@  Value is less than $500.

ADR  American Depositary Receipt.

CDI  CHESS Depositary Interest.

CVA  Certificaten Van Aandelen.

LIBOR  London Interbank Offered Rate.

MTN  Medium Term Note.

OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

OFZ  Obilgatsyi Federal'novo Zaima (Russian Federal Loan Obligation).

REIT  Real Estate Investment Trust.

SDR  Swedish Depositary Receipt.

TBA  To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2019:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC		$9	AUD	13	4/3/19	$—	@
Barclays Bank PLC		$14	EUR	13	4/3/19	(—	@)
JPMorgan Chase Bank NA		$4	JPY	479	4/3/19	(—	@)
JPMorgan Chase Bank NA		$185	BRL	788	5/16/19	16
JPMorgan Chase Bank NA		$134	BRL	565	5/16/19	10
JPMorgan Chase Bank NA		$235	BRL	901	5/16/19	(6)
JPMorgan Chase Bank NA		$22	BRL	81	5/16/19	(1)
JPMorgan Chase Bank NA		$191	BRL	716	5/16/19	(8)
State Street Bank and Trust Co.	BRL	2,209		$572	5/16/19	9
State Street Bank and Trust Co.	BRL	829		$214	5/16/19	3
State Street Bank and Trust Co.	BRL	857		$221	5/16/19	3
State Street Bank and Trust Co.	BRL	71		$18	5/16/19	(—	@)
State Street Bank and Trust Co.		$22	BRL	87	5/16/19	(—	@)
State Street Bank and Trust Co.		$196	BRL	749	5/16/19	(6)
State Street Bank and Trust Co.		$14	BRL	58	5/16/19	1
Bank of America NA	CNH	43		$6	6/13/19	(—	@)
Bank of America NA	CNH	14		$2	6/13/19	—	@
Bank of America NA	EUR	27		$31	6/13/19	—	@
Bank of America NA	PLN	95		$25	6/13/19	—	@
Bank of Montreal		$11	HUF	3,112	6/13/19	(—	@)
Bank of Montreal		$7	JPY	813	6/13/19	—	@
Barclays Bank PLC	AUD	25		$17	6/13/19	(—	@)
Barclays Bank PLC	EUR	211		$240	6/13/19	2
Barclays Bank PLC	SGD	8		$6	6/13/19	—	@
Barclays Bank PLC		$90	GBP	68	6/13/19	(1)
Barclays Bank PLC		$8	JPY	894	6/13/19	—	@
Barclays Bank PLC		$59	SGD	79	6/13/19	—	@
BNP Paribas SA	EUR	79		$90	6/13/19	1
BNP Paribas SA		$46	GBP	35	6/13/19	(—	@)
Citibank NA	EUR	109		$124	6/13/19	1
Citibank NA	EUR	208		$237	6/13/19	2
Citibank NA	HUF	6,680		$24	6/13/19	—	@
Citibank NA	HUF	60,120		$212	6/13/19	1
Citibank NA	THB	192		$6	6/13/19	(—	@)
Citibank NA		$21	CZK	487	6/13/19	(—	@)
Citibank NA		$24	EUR	21	6/13/19	(—	@)
Citibank NA		$213	EUR	188	6/13/19	(—	@)
Citibank NA		$7	HUF	2,082	6/13/19	—	@
Citibank NA		$236	HUF	65,638	6/13/19	(6)
Citibank NA		$237	HUF	65,884	6/13/19	(6)

The accompanying notes are an integral part of the consolidated financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA		$4	ILS	14	6/13/19	$	(—	@)
Citibank NA		$10	JPY	1,118	6/13/19		—	@
Citibank NA		$24	MXN	468	6/13/19		(—	@)
Citibank NA		$35	THB	1,112	6/13/19		(—	@)
Citibank NA		$12	TRY	68	6/13/19		(—	@)
Commonwealth Bank of Australia	EUR	39		$45	6/13/19		—	@
Commonwealth Bank of Australia	NZD	1		$1	6/13/19		—	@
Commonwealth Bank of Australia		$20	GBP	15	6/13/19		(—	@)
Goldman Sachs International	EUR	146		$166	6/13/19		1
Goldman Sachs International		$63	EUR	55	6/13/19		(1)
Goldman Sachs International		$1	HUF	230	6/13/19		(—	@)
Goldman Sachs International	ZAR	207		$14	6/13/19		—	@
JPMorgan Chase Bank NA	ARS	321		$7	6/13/19		—	@
JPMorgan Chase Bank NA	AUD	1		$1	6/13/19		(—	@)
JPMorgan Chase Bank NA	CAD	19		$14	6/13/19		(—	@)
JPMorgan Chase Bank NA	CLP	25,478		$38	6/13/19		1
JPMorgan Chase Bank NA	COP	57,924		$19	6/13/19		—	@
JPMorgan Chase Bank NA	EUR	73		$83	6/13/19		1
JPMorgan Chase Bank NA	IDR	526,447		$36	6/13/19		(—	@)
JPMorgan Chase Bank NA	PHP	476		$9	6/13/19		(—	@)
JPMorgan Chase Bank NA	PHP	19,192		$365	6/13/19		1
JPMorgan Chase Bank NA		$16	ARS	745	6/13/19		(—	@)
JPMorgan Chase Bank NA		$5	BRL	21	6/13/19		(—	@)
JPMorgan Chase Bank NA		$19	CLP	12,967	6/13/19		(—	@)
JPMorgan Chase Bank NA		$8	CNY	52	6/13/19		—	@
JPMorgan Chase Bank NA		$1	GBP	1	6/13/19		(—	@)
JPMorgan Chase Bank NA		$17	IDR	251,724	6/13/19		—	@
JPMorgan Chase Bank NA		$20	INR	1,398	6/13/19		—	@
JPMorgan Chase Bank NA		$13	KRW	15,167	6/13/19		—	@
JPMorgan Chase Bank NA		$75	KRW	84,901	6/13/19		(—	@)
JPMorgan Chase Bank NA		$28	MXN	545	6/13/19		(—	@)
JPMorgan Chase Bank NA		$31	RUB	2,070	6/13/19		—	@
JPMorgan Chase Bank NA		$10	TWD	308	6/13/19		—	@
JPMorgan Chase Bank NA		$39	TWD	1,209	6/13/19		—	@
JPMorgan Chase Bank NA	ZAR	134		$9	6/13/19		—	@
State Street Bank and Trust Co.	AUD	1		$1	6/13/19		(—	@)
State Street Bank and Trust Co.		$2	JPY	197	6/13/19		—	@
UBS AG	AUD	28		$20	6/13/19		(—	@)
UBS AG	CAD	24		$18	6/13/19		(—	@)
UBS AG	CAD	20		$15	6/13/19		(—	@)
UBS AG	CHF	11		$12	6/13/19		(—	@)
UBS AG	CHF	4		$4	6/13/19		(—	@)
UBS AG	DKK	17		$3	6/13/19		—	@
UBS AG	EUR	6		$7	6/13/19		—	@
UBS AG	EUR	464		$527	6/13/19		3
UBS AG	GBP	11		$14	6/13/19		(—	@)
UBS AG	HKD	72		$9	6/13/19		(—	@)
UBS AG	TRY	725		$126	6/13/19		4
UBS AG		$8	CAD	11	6/13/19		(—	@)
UBS AG		$1	GBP	1	6/13/19		(—	@)
UBS AG		$11	HKD	86	6/13/19		—	@
UBS AG		$8	NOK	68	6/13/19		—	@
UBS AG		$30	SEK	284	6/13/19		—	@
UBS AG		$10	SGD	13	6/13/19		—	@
UBS AG		$234	TRY	1,345	6/13/19		(8)
UBS AG		$30	TRY	180	6/13/19		(—	@)
UBS AG		$7	ZAR	95	6/13/19		—	@
JPMorgan Chase Bank NA	CNH	3,860		$578	6/20/19		4
JPMorgan Chase Bank NA	CNH	93		$14	6/20/19		—	@

The accompanying notes are an integral part of the consolidated financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	CNH	127			$19		6/20/19	$	(—	@)
JPMorgan Chase Bank NA		$582		CNH	4,079		6/20/19		24
Bank of America NA	EUR	1			$1		6/28/19		—	@
Bank of America NA	HUF	13,726			$49		6/28/19		1
Bank of America NA	NOK	37			$4		6/28/19		—	@
Bank of America NA	PLN	16			$4		6/28/19		—	@
Bank of America NA		$—	@	CAD	—	@	6/28/19		—	@
Bank of America NA		$21		SEK	191		6/28/19		(—	@)
Barclays Bank PLC	AUD	13			$9		6/28/19		(—	@)
Barclays Bank PLC	DKK	40			$6		6/28/19		—	@
Barclays Bank PLC	EUR	13			$14		6/28/19		—	@
BNP Paribas SA		$11		SGD	15		6/28/19		(—	@)
BNP Paribas SA		$24		THB	768		6/28/19		(—	@)
Citibank NA	MXN	1,613			$83		6/28/19		1
Citibank NA		$6		DKK	40		6/28/19		(—	@)
Goldman Sachs International	AUD	129			$92		6/28/19		—	@
Goldman Sachs International	CAD	25		MXN	354		6/28/19		(—	@)
Goldman Sachs International	JPY	1,674			$15		6/28/19		(—	@)
Goldman Sachs International		$44		CHF	43		6/28/19		(—	@)
Goldman Sachs International		$131		GBP	99		6/28/19		(2)
Goldman Sachs International		$168		JPY	18,362		6/28/19		(1)
Goldman Sachs International		$19		MXN	354		6/28/19		(1)
Goldman Sachs International		$9		NZD	14		6/28/19		(—	@)
JPMorgan Chase Bank NA	CAD	17			$12		6/28/19		(—	@)
JPMorgan Chase Bank NA	JPY	479			$4		6/28/19		—	@
JPMorgan Chase Bank NA		$15		IDR	223,080		6/28/19		—	@
JPMorgan Chase Bank NA		$93		KRW	105,013		6/28/19		(—	@)
JPMorgan Chase Bank NA	ARS	702			$15		7/18/19		1
JPMorgan Chase Bank NA		$124		ARS	5,682		7/18/19		(11)
JPMorgan Chase Bank NA		$10		ARS	510		7/18/19		(—	@)
JPMorgan Chase Bank NA		$34		ARS	1,561		7/18/19		(2)
JPMorgan Chase Bank NA	CNH	6,080			$866		10/17/19		(37)
JPMorgan Chase Bank NA	CNH	4,079			$581		10/17/19		(26)
JPMorgan Chase Bank NA	CNH	135			$20		10/17/19		—	@
JPMorgan Chase Bank NA		$21		CNH	148		10/17/19		1
JPMorgan Chase Bank NA		$90		CNH	620		10/17/19		2
JPMorgan Chase Bank NA		$1,085		CNH	7,376		10/17/19		11
JPMorgan Chase Bank NA		$324		CNH	2,174		10/17/19		(1)
									$(19)

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2019:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
100 oz Gold Future (United States)	2	Jun-19	—	@	$260	$(6)
Australian 3 yr. Bond (Australia)	16	Jun-19	1,600		1,291	7
Euro Stoxx 50 (Germany)	1	Jun-19	—	@	37	—	@
FTSE China A50 Index (China)	11	Apr-19	—	@	144	7
MSCI Emerging Market E Mini (United States)	3	Jun-19	—	@	159	5
NIKKEI 225 Index (Japan)	1	Jun-19	1		96	(1)
OMXS 30 (Sweden)	2	Apr-19	—	@	33	—	@
S&P 500 E Mini Index (United States)	11	Jun-19	1		1,561	35
U.S. Treasury 10 yr. Note (United States)	4	Jun-19	400		497	7
U.S. Treasury 10 yr. Ultra Long Bond (United States)	2	Jun-19	200		265	5
U.S. Treasury Ultra Bond (United States)	1	Jun-19	(100)		(168)	—	@

The accompanying notes are an integral part of the consolidated financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

Futures Contracts: (cont'd)

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Short:
German Euro BONO (Germany)	1	Jun-19	(100)	$(169)	$(3)
German Euro BTP (Germany)	1	Jun-19	(100)	(145)	(3)
German Euro BTP (Germany)	2	Jun-19	(200)	(373)	(6)
Hang Seng China Enterprises Index (Hong Kong)	1	Apr-19	(— @)	(73)	(1)
					$46

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at March 31, 2019:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co., LLC* CDX.NA.HY.27	NR	Sell	5.00%	Quarterly	12/20/21		$36	$2	$1	$1
Morgan Stanley & Co., LLC* ITRAXX.XO.27	NR	Sell	5.00	Quarterly	6/20/22	EUR	136	14	14	(—	@)
								$16	$15	$1

Interest Rate Swap Agreement:

The Fund had the following interest rate swap agreement open at March 31, 2019:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
JPMorgan Chase Bank NA	3 Month KORIBOR	Pay	1.83%	Quarterly/ Quarterly	6/14/27	KRW73,000	$1	$—	$1

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at March 31, 2019:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)		Upfront Payment Paid (000)	Unrealized Appreciation (000)
JPMorgan Chase Bank NA	Alerian MLP Total Return Index	Receive	3 Month USD LIBOR plus 0.48%	Quarterly	5/30/19		$31	$—	@	$—	$—	@
JPMorgan Chase Bank NA	MSCI Emerging Market Index	Receive	3 Month USD LIBOR plus 0.24%	Quarterly	1/24/20		454	20		—	20
JPMorgan Chase Bank NA	MSCI AU Banks	Pay	3 Month AUD BBSW plus 0.13%	Quarterly	2/10/20	AUD	224	3		—	3
JPMorgan Chase Bank NA	MSCI AU Banks	Pay	3 Month AUD BBSW plus 0.13%	Quarterly	2/10/20		56	2		—	2
JPMorgan Chase Bank NA	MSCI AU Banks	Pay	3 Month AUD BBSW plus 0.13%	Quarterly	2/10/20		122	4		—	4
JPMorgan Chase Bank NA	MSCI Japan Net Total Return Index	Receive	3 Month USD LIBOR plus 0.16%	Quarterly	2/10/20		$356	1		—	1
JPMorgan Chase Bank NA	JPM Custom Short Elevators Index††	Pay	3 Month USD LIBOR plus 0.15%	Quarterly	3/6/20		83	3		—	3
JPMorgan Chase Bank NA	JPM Short Canadian Banks††	Pay	3 Month CAD CDOR plus 0.05%	Quarterly	3/30/20	CAD	107	1		—	1
JPMorgan Chase Bank NA	Alerian MLP Total Return Index	Receive	3 Month USD LIBOR plus 0.48%	Quarterly	5/30/19		$22	—	@	—	—	@
JPMorgan Chase Bank NA	Alerian MLP Total Return Index	Receive	3 Month USD LIBOR plus 0.48%	Quarterly	5/30/19		72	1		—	1

The accompanying notes are an integral part of the consolidated financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

Total Return Swap Agreements: (cont'd)

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
JPMorgan Chase Bank NA	JPM U.S. Banks Index††	Pay	3 Month USD LIBOR plus 0.05%	Quarterly	6/14/19	$25	$1	$—	$1
JPMorgan Chase Bank NA	JPM U.S. Banks Index††	Pay	3 Month USD LIBOR plus 0.05%	Quarterly	6/14/19	12	1	—	1
JPMorgan Chase Bank NA	JPM U.S. Banks Index††	Pay	3 Month USD LIBOR plus 0.05%	Quarterly	6/14/19	23	1	—	1
							$38	$—	$38

††  See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Short Elevators Index as of March 31, 2019:

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short Elevators Index
Fujitec Co., Ltd.	17,516	$194	2.04%
Kone Oyj	99,151	5,002	52.76
Schindler Holding AG	19,910	4,127	43.54
Yungtay Engineering Co., Ltd.	75,811	157	1.66
Total		$9,480	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Short Canadian Banks Index as of March 31, 2019:

Security Description	Shares	Value (000)	Index Weight
JPM Short Canadian Banks Index
Bank of Montreal	503	$38	13.03%
Bank of Nova Scotia (The)	930	49	17.14
Canadian Imperial Bank of Commerce	338	27	9.25
National Bank of Canada	264	12	4.12
Royal Bank of Canada	1,130	85	29.53
Toronto-Dominion Bank (The)	1,433	78	26.93
Total		$289	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM U.S. Banks Index as of March 31, 2019:

Security Description	Shares	Value (000)	Index Weight
JPM U.S. Banks Index
Bank of America Corp.	9,732	$268	25.94%
BB&T Corp.	778	36	3.50
Citigroup, Inc.	2,570	160	15.45
CIT Group, Inc.	116	6	0.54
Citizens Financial Group, Inc.	487	16	1.53
Comerica, Inc.	173	13	1.22
East West Bancorp, Inc.	145	7	0.67
Fifth Third Bancorp, Inc.	694	17	1.70
First Republic Bank	162	16	1.57
Huntington Bancshares, Inc.	1,102	14	1.35
KeyCorp	1,061	17	1.61
M&T Bank Corp.	143	22	2.16
New York Community Bancorp, Inc.	488	6	0.55
People's United Financial, Inc.	346	6	0.55
PNC Financial Services Group, Inc. (The)	473	58	5.61
Regions Financial Corp.	1,123	16	1.53
Signature Bank	55	7	0.68
SunTrust Banks, Inc.	468	28	2.68

The accompanying notes are an integral part of the consolidated financial statements.
19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM U.S. Banks Index (cont'd)
SVB Financial Group	53	$12	1.14%
US Bancorp	1,569	76	7.31
Wells Fargo & Co.	4,678	226	21.84
Zions Bancorp NA	198	9	0.87
Total		$1,036	100.00%

@    Value is less than $500.

†    Credit rating as issued by Standard & Poor's.

*    Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

NR    Not rated.

BBSW    Australia's Bank Bill Swap.

CDOR    Canadian Dealer Offered Rate.

KORIBOR  Korea Interbank Offered Rate.

LIBOR    London Interbank Offered Rate.

NR    Not rated.

ARS  —  Argentine Peso

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

CLP  —  Chilean Peso

CNH  —  Chinese Yuan Renminbi Offshore

CNY  —  Chinese Yuan Renminbi

COP  —  Colombian Peso

CZK  —  Czech Koruna

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

HKD  —  Hong Kong Dollar

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

ILS  —  Israeli Shekel

INR  —  Indian Rupee

JPY  —  Japanese Yen

KRW  —  South Korean Won

MXN  —  Mexican Peso

MYR  —  Malaysian Ringgit

NOK  —  Norwegian Krone

NZD  —  New Zealand Dollar

PHP  —  Philippine Peso

PLN  —  Polish Zloty

RUB  —  Russian Ruble

SEK  —  Swedish Krona

SGD  —  Singapore Dollar

THB  —  Thai Baht

TRY  —  Turkish Lira

TWD  —  Taiwan Dollar

USD  —  United States Dollar

ZAR  —  South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	30.3%
Other**	27.2
Short-Term Investments	15.8
Investment Companies	8.6
U.S. Treasury Securities	7.1
Banks	5.8
Equity Real Estate Investment Trusts (REITs)	5.2
Total Investments	100.0	%***

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open long/short futures contracts with a value of approximately $5,271,000 and net unrealized appreciation of approximately $46,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $19,000 and does not include open swap agreements with net unrealized appreciation of approximately $40,000.

The accompanying notes are an integral part of the consolidated financial statements.
20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Global Multi-Asset Income Portfolio

Consolidated Statement of Assets and Liabilities	March 31, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $11,883)	$12,371
Investments in Securities of Affiliated Issuers, at Value (Cost $3,145)	3,109
Total Investments in Securities, at Value (Cost $15,028)	15,480
Foreign Currency, at Value (Cost $21)	21
Cash	—	@
Receivable for Variation Margin on Futures Contracts	166
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	105
Due from Adviser	67
Interest Receivable	59
Unrealized Appreciation on Swap Agreements	39
Dividends Receivable	9
Receivable from Affiliates	4
Receivable for Variation Margin on Swap Agreements	4
Tax Reclaim Receivable	3
Other Assets	56
Total Assets	16,013
Liabilities:
Payable for Investments Purchased	617
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	124
Payable for Professional Fees	54
Payable for Custodian Fees	28
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	1
Payable for Administration Fees	1
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Sub Transfer Agency Fees — Class I	—	@
Deferred Capital Gain Country Tax	—	@
Other Liabilities	20
Total Liabilities	848
Net Assets	$15,165
Net Assets Consist of:
Paid-in-Capital	$15,030
Total Distributable Earnings	135
Net Assets	$15,165

The accompanying notes are an integral part of the consolidated financial statements.
21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Global Multi-Asset Income Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	March 31, 2019 (000)
CLASS I:
Net Assets	$21
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	2,108
Net Asset Value, Offering and Redemption Price Per Share	$10.07
CLASS A:
Net Assets	$39
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	3,905
Net Asset Value, Redemption Price Per Share	$10.06
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.56
Maximum Offering Price Per Share	$10.62
CLASS C:
Net Assets	$10
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$9.98
CLASS IS:
Net Assets	$15,095
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,497,000
Net Asset Value, Offering and Redemption Price Per Share	$10.08

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Global Multi-Asset Income Portfolio

Consolidated Statement of Operations	Six Months Ended March 31, 2019 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $—@ of Foreign Taxes Withheld)	$83
Dividends from Securities of Affiliated Issuers (Note G)	57
Dividends from Securities of Unaffiliated Issuers (Net of $3 of Foreign Taxes Withheld)	45
Total Investment Income	185
Expenses:
Custodian Fees (Note F)	67
Advisory Fees (Note B)	48
Professional Fees	46
Pricing Fees	35
Registration Fees	28
Shareholder Reporting Fees	8
Administration Fees (Note C)	6
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Trustees' Fees and Expenses	2
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Sub Transfer Agency Fees — Class I	— @
Sub Transfer Agency Fees — Class A	— @
Other Expenses	13
Total Expenses	257
Expenses Reimbursed by Adviser (Note B)	(138)
Waiver of Advisory Fees (Note B)	(48)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliates (Note G)	(2)
Net Expenses	65
Net Investment Income	120
Realized Gain (Loss):
Investments Sold (Net of $4 of Capital Gain Country Tax)	16
Foreign Currency Forward Exchange Contracts	5
Foreign Currency Translation	4
Futures Contracts	(195)
Swap Agreements	55
Net Realized Loss	(115)
Change in Unrealized Appreciation (Depreciation):
Investments (Net Increase in Deferred Capital Gain Country Tax of $—@)	269
Investments in Affiliates	1
Foreign Currency Forward Exchange Contracts	(54)
Foreign Currency Translation	(— @)
Futures Contracts	33
Swap Agreements	42
Net Change in Unrealized Appreciation (Depreciation)	291
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	176
Net Increase in Net Assets Resulting from Operations	$296

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Global Multi-Asset Income Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended March 31, 2019 (unaudited) (000)		Year Ended September 30, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$120		$336
Net Realized Gain (Loss)	(115)		544
Net Change in Unrealized Appreciation (Depreciation)	291		(827)
Net Increase in Net Assets Resulting from Operations	296		53
Dividends and Distributions to Shareholders:
Class I	(1)		(— @)
Class A	(1)		(— @)
Class C	(—	@)	(— @)
Class IS	(435)		(172)
Total Dividends and Distributions to Shareholders	(437)		(172)
Capital Share Transactions:(1)
Class I:
Subscribed	—	@	11
Distributions Reinvested	—	@	— @
Class A:
Distributions Reinvested	1		— @
Redeemed	—		(38)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	1		(27)
Total Decrease in Net Assets	(140)		(146)
Net Assets:
Beginning of Period	15,305		15,451
End of Period	$15,165		$15,305
(1) Capital Share Transactions:
Class I:
Shares Subscribed	—	@@	1
Shares Issued on Distributions Reinvested	—	@@	— @@
Net Increase in Class I Shares Outstanding	—	@@	1
Class A:
Shares Issued on Distributions Reinvested	—	@@	— @@
Shares Redeemed	—		(4)
Net Increase (Decrease) in Class A Shares Outstanding	—	@@	(4)

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Consolidated Financial Highlights

Global Multi-Asset Income Portfolio

	Class I
	Six Months Ended March 31, 2019		Year Ended September 30,						Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)(3)		September 30, 2015(3)
Net Asset Value, Beginning of Period	$10.17		$10.25		$9.90		$9.33		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(4)	0.08		0.23		0.19		0.15		0.07
Net Realized and Unrealized Gain (Loss)	0.11		(0.20)		0.32		0.62		(0.71)
Total from Investment Operations	0.19		0.03		0.51		0.77		(0.64)
Distributions from and/or in Excess of:
Net Investment Income	(0.24)		(0.11)		(0.16)		(0.20)		(0.03)
Net Realized Gain	(0.05)		—		—		—		—
Total Distributions	(0.29)		(0.11)		(0.16)		(0.20)		(0.03)
Net Asset Value, End of Period	$10.07		$10.17		$10.25		$9.90		$9.33
Total Return(5)	1.98	%(7)	0.30%		5.24%		8.39%		(6.42	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$21		$21		$10		$10		$9
Ratio of Expenses Before Expense Limitation	15.02	%(8)	20.99%		28.13%		6.73%		20.20	%(8)
Ratio of Expenses After Expense Limitation	0.92	%(6)(8)	0.93	%(6)	0.93	%(6)	0.92	%(6)	0.93	%(6)(8)
Ratio of Net Investment Income	1.59	%(6)(8)	2.28	%(6)	1.92	%(6)	1.62	%(6)	1.72	%(6)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.03	%(8)	0.02%		0.02%		0.03%		0.01	%(8)
Portfolio Turnover Rate	84	%(7)	132%		218%		236%		139	%(7)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Operations.

(3)  Not consolidated.

(4)  Per share amount is based on average shares outstanding.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Consolidated Financial Highlights

Global Multi-Asset Income Portfolio

	Class A
	Six Months Ended March 31, 2019		Year Ended September 30,						Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)(3)		September 30, 2015(3)
Net Asset Value, Beginning of Period	$10.16		$10.23		$9.88		$9.32		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(4)	0.06		0.17		0.16		0.12		0.04
Net Realized and Unrealized Gain (Loss)	0.11		(0.17)		0.32		0.61		(0.69)
Total from Investment Operations	0.17		0.00	(5)	0.48		0.73		(0.65)
Distributions from and/or in Excess of:
Net Investment Income	(0.22)		(0.07)		(0.13)		(0.17)		(0.03)
Net Realized Gain	(0.05)		—		—		—		—
Total Distributions	(0.27)		(0.07)		(0.13)		(0.17)		(0.03)
Net Asset Value, End of Period	$10.06		$10.16		$10.23		$9.88		$9.32
Total Return(6)	1.81	%(8)	(0.02)%		4.89%		8.10%		(6.64	)%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$39		$39		$77		$73		$44
Ratio of Expenses Before Expense Limitation	9.40	%(9)	7.99%		8.12%		4.74%		12.75	%(9)
Ratio of Expenses After Expense Limitation	1.27	%(7)(9)	1.28	%(7)	1.27	%(7)	1.26	%(7)	1.27	%(7)(9)
Ratio of Net Investment Income	1.24	%(7)(9)	1.63	%(7)	1.59	%(7)	1.27	%(7)	1.02	%(7)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.03	%(9)	0.02%		0.03%		0.04%		0.01	%(9)
Portfolio Turnover Rate	84	%(8)	132%		218%		236%		139	%(8)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Operations.

(3)  Not consolidated.

(4)  Per share amount is based on average shares outstanding.

(5)  Amount is less than $0.005 per share.

(6)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(7)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Consolidated Financial Highlights

Global Multi-Asset Income Portfolio

	Class C
	Six Months Ended March 31, 2019		Year Ended September 30,						Period from May 8, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)(3)		September 30, 2015(3)
Net Asset Value, Beginning of Period	$10.08		$10.19		$9.84		$9.30		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(4)	0.02		0.10		0.08		0.04		0.02
Net Realized and Unrealized Gain (Loss)	0.11		(0.18)		0.33		0.61		(0.71)
Total from Investment Operations	0.13		(0.08)		0.41		0.65		(0.69)
Distributions from and/or in Excess of:
Net Investment Income	(0.18)		(0.03)		(0.06)		(0.11)		(0.01)
Net Realized Gain	(0.05)		—		—		—		—
Total Distributions	(0.23)		(0.03)		(0.06)		(0.11)		(0.01)
Net Asset Value, End of Period	$9.98		$10.08		$10.19		$9.84		$9.30
Total Return(5)	1.42	%(7)	(0.82)%		4.21%		7.11%		(6.86	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$10		$10		$10		$9
Ratio of Expenses Before Expense Limitation	26.23	%(8)	26.19%		26.46%		14.16%		21.28	%(8)
Ratio of Expenses After Expense Limitation	2.02	%(6)(8)	2.03	%(6)	2.03	%(6)	2.02	%(6)	2.03	%(6)(8)
Ratio of Net Investment Income	0.49	%(6)(8)	1.01	%(6)	0.80	%(6)	0.41	%(6)	0.56	%(6)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.03	%(8)	0.02%		0.02%		0.03%		0.01	%(8)
Portfolio Turnover Rate	84	%(7)	132%		218%		236%		139	%(7)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Not consolidated.

(4)  Per share amount is based on average shares outstanding.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Consolidated Financial Highlights

Global Multi-Asset Income Portfolio

	Class IS
	Six Months Ended March 31, 2019		Year Ended September 30,						Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)(3)		September 30, 2015(3)
Net Asset Value, Beginning of Period	$10.18		$10.26		$9.90		$9.33		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(4)	0.08		0.22		0.20		0.16		0.07
Net Realized and Unrealized Gain (Loss)	0.11		(0.18)		0.32		0.61		(0.71)
Total from Investment Operations	0.19		0.04		0.52		0.77		(0.64)
Distributions from and/or in Excess of:
Net Investment Income	(0.24)		(0.12)		(0.16)		(0.20)		(0.03)
Net Realized Gain	(0.05)		—		—		—		—
Total Distributions	(0.29)		(0.12)		(0.16)		(0.20)		(0.03)
Net Asset Value, End of Period	$10.08		$10.18		$10.26		$9.90		$9.33
Total Return(5)	2.01	%(7)	0.34%		5.40%		8.44%		(6.41	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$15,095		$15,235		$15,354		$14,820		$13,969
Ratio of Expenses Before Expense Limitation	3.43	%(8)	3.76%		4.70%		3.99%		5.97	%(8)
Ratio of Expenses After Expense Limitation	0.87	%(6)(8)	0.88	%(6)	0.87	%(6)	0.86	%(6)	0.87	%(6)(8)
Ratio of Net Investment Income	1.65	%(6)(8)	2.18	%(6)	2.00	%(6)	1.68	%(6)	1.76	%(6)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.03	%(8)	0.02%		0.03%		0.04%		0.01	%(8)
Portfolio Turnover Rate	84	%(7)	132%		218%		236%		139	%(7)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Operations.

(3)  Not consolidated.

(4)  Per share amount is based on average shares outstanding.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Notes to Consolidated Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of ten separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying consolidated financial statements relate to the Global Multi-Asset Income Portfolio. The Fund seeks to maximize current income and to seek capital appreciation over time. The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Global Multi-Asset Income Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation. As of March 31, 2019, the Subsidiary represented approximately $1,157,000 or approximately 7.63% of the total assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's consolidated financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Notes to Consolidated Financial Statements (unaudited) (cont'd)

security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (7) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Notes to Consolidated Financial Statements (unaudited) (cont'd)

the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$698	$—	$698
Asset-Backed Security	—	15	—	15
Commercial Mortgage-Backed Securities	—	223	—	223
Corporate Bonds	—	1,792	—	1,792
Mortgages — Other	—	113	—	113
Sovereign	—	4,321	—	4,321
U.S. Treasury Securities	—	1,017	—	1,017
Total Fixed Income Securities	—	8,179	—	8,179
Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks
Aerospace & Defense	$—		$24		$—	$24
Air Freight & Logistics	—		25		—	25
Airlines	—		1		—	1
Auto Components	4		16		—	20
Automobiles	—		85		—	85
Banks	97		313		—	410
Beverages	—		40		—	40
Biotechnology	—		12		—	12
Building Products	9		5		—	14
Capital Markets	4		19		—	23
Chemicals	5		30		—	35
Commercial Services & Supplies	—		15		—	15
Communications Equipment	—		3		—	3
Construction & Engineering	—	@	119		—	119
Construction Materials	29		5		—	34
Consumer Finance	61		—		—	61
Containers & Packaging	—		1		—	1
Distributors	—		1		—	1
Diversified Financial Services	1		—	@	—	1
Diversified Telecommunication Services	38		55		—	93
Electric Utilities	47		60		—	107
Electrical Equipment	—		15		—	15
Equity Real Estate Investment Trusts (REITs)	487		209		—	696
Food & Staples Retailing	5		15		—	20
Food Products	—		49		—	49
Gas Utilities	28		60		—	88
Health Care Equipment & Supplies	—		10		—	10
Health Care Providers & Services	1		8		—	9
Hotels, Restaurants & Leisure	—		39		—	39
Household Durables	40		10		—	50
Household Products	—		14		—	14
Independent Power & Renewable Electricity Producers	—		2		—	2
Industrial Conglomerates	—		19		—	19
Information Technology Services	—		60		—	60
Insurance	16		55		—	71
Interactive Media & Services	—		—	@	—	—	@
Internet & Direct Marketing Retail	—		28		—	28
Leisure Products	—		1		—	1

31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Notes to Consolidated Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Life Sciences Tools & Services	$—	$2	$—		$2
Machinery	—	15	—		15
Marine	—	2	—		2
Media	4	21	—		25
Metals & Mining	7	44	—		51
Multi-Line Retail	—	5	—		5
Multi-Utilities	51	66	—		117
Oil, Gas & Consumable Fuels	390	92	—		482
Paper & Forest Products	1	15	—		16
Personal Products	—	35	—		35
Pharmaceuticals	—	110	—		110
Professional Services	—	18	—		18
Real Estate Management & Development	4	232	—		236
Road & Rail	8	12	—		20
Semiconductors & Semiconductor Equipment	—	11	—	@	11
Software	1	12	—		13
Specialty Retail	—	13	—		13
Textiles, Apparel & Luxury Goods	—	38	—		38
Thrifts & Mortgage Finance	2	—	—		2
Tobacco	—	16	—		16
Trading Companies & Distributors	4	6	—		10
Transportation Infrastructure	2	211	—		213
Water Utilities	29	21	—		50
Wireless Telecommunication Services	5	10	—		15
Total Common Stocks	1,380	2,430	—	@	3,810
Investment Companies	1,225	4	—		1,229
Right	—	—	—	†	—	†
Short-Term Investments
Investment Company	1,884	—	—		1,884
U.S. Treasury Security	—	378	—		378
Total Short-Term Investments	1,884	378	—		2,262
Foreign Currency Forward Exchange Contracts	—	105	—		105
Futures Contracts	66	—	—		66
Credit Default Swap Agreement	—	1	—		1
Interest Rate Swap Agreement	—	1	—		1
Total Return Swap Agreements	—	38	—		38
Total Assets	4,555	11,136	—	@	15,691
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Liabilities:
Foreign Currency Forward Exchange Contracts	$—	$(124)	$—		$(124)
Futures Contracts	(20)	—	—		(20)
Credit Default Swap Agreement	—	(— @)	—		(— @)
Total Liabilities	(20)	(124)	—		(144)
Total	$4,535	$11,012	$—	@†	$15,547 †

@  Value is less than $500.

†  Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock (000)		Right (000)
Beginning Balance	$—	@	$—
Purchases	—		—	†
Sales	—		—
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—	@	—	†
Realized gains (losses)	—		—
Ending Balance	$—	@	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2019	$—	@	$—	†

@  Value is less than $500.

†  Includes one security which is valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

32

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Notes to Consolidated Financial Statements (unaudited) (cont'd)

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment

33

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Notes to Consolidated Financial Statements (unaudited) (cont'd)

objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular

34

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Notes to Consolidated Financial Statements (unaudited) (cont'd)

swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is included in the table following the Consolidated Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Consolidated Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Consolidated Statement of Assets and Liabilities.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or

35

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Notes to Consolidated Financial Statements (unaudited) (cont'd)

otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2019:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$105
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	47	(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	19	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	38
Swap Agreement	Variation Margin on Swap Agreements	Credit Risk	1	(a)
Swap Agreement	Unrealized Appreciation on Swap Agreements	Interest Rate Risk	1
Total			$211
	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(124)
Futures Contract	Variation Margin on Futures Contracts	Commodity Risk	(6	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	(2	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(12	)(a)
Swap Agreement	Variation Margin on Swap Agreements	Credit Risk	(—	@)(a)
Total			$(144)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Consolidated Portfolio of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2019 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$5
Commodity Risk	Futures Contracts	12
Equity Risk	Futures Contracts	(203)
Interest Rate Risk	Futures Contracts	(4)
Credit Risk	Swap Agreements	3
Equity Risk	Swap Agreements	52
Interest Rate Risk	Swap Agreements	(— @)
	Total	$(135)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(54)
Commodity Risk	Futures Contracts	(4)
Equity Risk	Futures Contracts	24
Interest Rate Risk	Futures Contracts	13
Equity Risk	Swap Agreements	34
Credit Risk	Swap Agreements	(3)
Interest Rate Risk	Swap Agreements	11
	Total	$21

At March 31, 2019, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$105	$(124)
Swap Agreements	39	—
Total	$144	$(124)

(b) Excludes exchange-traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held

36

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Notes to Consolidated Financial Statements (unaudited) (cont'd)

and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2019:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)		Collateral Received (000)	Net Amount (not less than $0) (000)
Bank of America NA	$1		$	(— @)	$—	$1
Bank of Montreal	—	@		(— @)	—	0
Barclays Bank PLC	2			(1)	—	1
BNP Paribas SA	1			(— @)	—	1
Citibank NA	5			(5)	—	0
Commonwealth Bank of Australia	—	@		(— @)	—	0
Goldman Sachs International	1			(1)	—	0
JPMorgan Chase Bank NA	111			(72)	—	39
State Street Bank and Trust Co.	16			(6)	—	10
UBS AG	7			(7)	—	0
Total	$144			$(92)	$—	$52
Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)		Collateral Pledged (000)	Net Amount (not less than $0) (000)
Bank of America NA	$—	@	$	(— @)	$—	$0
Bank of Montreal	—	@		(— @)	—	0
Barclays Bank PLC	1			(1)	—	0
BNP Paribas SA	—	@		(— @)	—	0
Citibank NA	12			(5)	—	7
Commonwealth Bank of Australia	—	@		(— @)	—	0
Goldman Sachs International	5			(1)	—	4
JPMorgan Chase Bank NA	92			(72)	—	20
State Street Bank and Trust Co.	6			(6)	—	0
UBS AG	8			(7)	—	1
Total	$124			$(92)	$—	$32

@ Amount is less than $500.

For the six months ended March 31, 2019, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$12,591,000
Futures Contracts:
Average monthly notional value	$6,169,000
Swap Agreements:
Average monthly notional amount	$1,474,000

5.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may

37

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Notes to Consolidated Financial Statements (unaudited) (cont'd)

increase the impact that gains (losses) may have on the Fund.

6.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.65% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I shares, 1.30% for Class A shares, 2.05% for Class C shares and 0.90% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2019, approximately $48,000 of advisory fees were waived and approximately $142,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

38

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Notes to Consolidated Financial Statements (unaudited) (cont'd)

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $3,691,000 and $3,850,000, respectively. For the six months ended March 31, 2019, purchases and sales of long-term U.S. Government securities were approximately $6,355,000 and $6,873,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2019, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.

The Fund invests in Morgan Stanley Institutional Fund, Inc. — Emerging Markets Fixed Income Opportunities Portfolio ("Emerging Markets Fixed Income Opportunities Portfolio"), an open-end management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Emerging Markets Fixed Income Opportunities Portfolio. For the six months ended March 31, 2019, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Emerging Markets Fixed Income Opportunities Portfolio. The Emerging Markets Fixed Income Opportunities Portfolio has a cost basis of approximately $711,000 at March 31, 2019.

The Fund invests in Morgan Stanley Institutional Fund Trust — High Yield Portfolio ("High Yield Portfolio"), an open-end management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the High Yield Portfolio. For the six months ended March 31, 2019, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the High Yield Portfolio. The High Yield Portfolio has a cost basis of approximately $550,000 at March 31, 2019.

A summary of the Fund's transactions in shares of affiliated investments companies during the six months ended March 31, 2019 are as follows:

Affiliated Investment Company	Value September 30, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$1,539	$4,690	$4,345	$20
Emerging Markets Fixed Income Opportunities Portfolio	683	—	—	20
High Yield Portfolio	541	—	—	17
	$2,763	$4,690	$4,345	$57
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2019 (000)
Liquidity Funds	$—	$—	$1,884
Emerging Markets Fixed Income Opportunities Portfolio	—	15	698
High Yield Portfolio	—	(14)	527
	$—	$1	$3,109

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an

39

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Notes to Consolidated Financial Statements (unaudited) (cont'd)

affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From: Ordinary Income (000)	2017 Distributions Paid From: Ordinary Income (000)
$172	$247

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments for swap transactions, paydown adjustments, tax adjustments on passive foreign investment companies sold by the Fund and tax adjustments related to the Subsidiary, resulted in the following reclassifications among the components of net assets at September 30, 2018:

Total Distributable Earnings (Loss) (000)	Paid-in- Capital (000)
$—	$—

At September 30, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$303	$73

During the year ended September 30, 2018, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $297,000.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused

40

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Notes to Consolidated Financial Statements (unaudited) (cont'd)

portion of the Facility. During the six months ended March 31, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2019, the Fund did not have record owners of 10% or greater.

K. Accounting Pronouncement: In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the "ASU") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be accreted to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the consolidated financial statements.

L. Subsequent Event: On April 18, 2019, the Fund notified shareholders that the Trustees of the Trust had approved a plan to liquidate the Fund, a series of the Trust, with such liquidation effective on or about May 31, 2019, and that the Fund would suspend the offering of its shares to all investors at the close of business on or about May 29, 2019. The liquidation date has been postponed to on or about December 31, 2019 (the "Liquidation Date") and the Fund will suspend the offering of its shares to all investors at the close of business on or about December 27, 2019. Until closer to the Liquidation Date in preparation of winding down the Fund's operations, the Fund will continue to be managed in accordance with its existing investment objective and strategies.

41

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

42

Privacy Notice (unaudited) (cont'd)

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

43

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

44

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFGMAPSAN
2514297 EXP 05.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Semi-Annual Report

March 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	15
Privacy Notice	20
Trustee and Officer Information	22

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Ultra-Short Income Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2019

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Expense Example (unaudited)

Ultra-Short Income Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/18	Actual Ending Account Value 3/31/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Ultra-Short Income Portfolio Class IR	$1,000.00	$1,013.90	$1,023.73	$1.21	$1.21	0.24%
Ultra-Short Income Portfolio Institutional Class	1,000.00	1,013.60	1,023.49	1.46	1.46	0.29
Ultra-Short Income Portfolio Class A	1,000.00	1,012.60	1,022.49	2.46	2.47	0.49

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (6.9%)
Domestic Banks (2.6%)
First Abu Dhabi Bank PJSC
2.80%, 9/20/19 (a)	$175,000	$175,091
2.85%, 12/16/19 (a)	200,000	200,112
HSBC Bank USA NA
2.64%, 6/3/19	20,000	20,004
		395,207
International Banks (4.3%)
Barclays Bank PLC
3.01%, 12/20/19	150,000	150,092
National Bank of Kuwait SAKP,
2.90%, 12/20/19	200,000	199,999
2.97%, 12/11/19	150,000	150,078
Natixis NY
2.75%, 12/20/19	150,000	150,061
		650,230
Total Certificates of Deposit (Cost $1,044,996)		1,045,437
Commercial Paper (b) (20.0%)
Diversified Financial Services (1.3%)
Citigroup Global Markets, Inc. S
2.75%, 12/17/19 (a)	100,000	98,025
Collateralized Commercial Paper II Co., LLC
2.68%, 12/19/19	50,000	49,010
2.96%, 9/19/19	50,000	49,369
		196,404
Food & Beverage (2.5%)
Coca-Cola Co.,
2.95%, 12/12/19 - 12/13/19	192,000	188,286
3.02%, 9/25/19 - 9/26/19	195,000	192,448
		380,734
Health Care Services (6.3%)
Astrazeneca PLC,
2.92%, 6/24/19	28,100	27,912
Catholic Health Initiatives,
3.02%, 6/10/19	7,000	6,964
3.18%, 5/29/19	5,000	4,979
3.32%, 6/6/19	15,000	14,927
3.36%, 6/13/19	42,647	42,420
3.37%, 5/16/19	40,000	39,867
3.39%, 5/2/19	35,480	35,397
United Healthcare Co.,
2.74%, 6/10/19 - 6/19/19	253,000	251,521
2.74%, 6/12/19 - 6/24/19 (a)	280,000	278,235
UnitedHealth Group, Inc.
2.71%, 6/27/19	110,000	109,256
Walgreens Boots Alliance, Inc.,
2.94%, 7/8/19	15,000	14,879
3.24%, 6/24/19	5,000	4,966
3.30%, 6/10/19 - 6/17/19	126,000	125,264
		956,587
	Face Amount (000)	Value (000)
Hospitality (0.9%)
Marriott International, Inc.,
2.91%, 4/24/19 (a)	$1,000	$998
2.92%, 5/21/19	45,000	44,816
2.93%, 5/28/19	90,000	89,581
		135,395
International Banks (8.2%)
Banque Federative du Credit Mutuel SA
2.97%, 2/3/20	200,000	195,491
Barclays Bank PLC,
2.92%, 4/2/19 (a)	35,000	34,948
2.96%, 4/4/19 - 4/5/19 (a)	153,000	152,930
BNG Bank NV,
2.43%, 4/2/19 (a)	125,000	124,967
2.52%, 4/5/19 (a)	124,000	123,942
BPCE SA,
2.72%, 12/20/19	155,000	151,934
3.00%, 6/19/19 (a)	45,000	44,744
DBS Bank Ltd.
2.64%, 9/25/19	50,000	49,339
Macquarie Bank Ltd.
3.04%, 6/3/19	25,000	24,883
Nationwide Building Society,
2.79%, 6/18/19	44,200	43,931
2.81%, 6/28/19	96,750	96,078
Natixis NY
2.69%, 8/1/19	50,000	49,558
Societe Generale
3.29%, 10/15/19 (a)	33,710	33,223
Suncorp Group Ltd.,
2.71%, 10/21/19	64,500	63,459
2.77%, 12/19/19	50,000	48,940
		1,238,367
Wireless Telecom Services (0.8%)
AT&T, Inc.,
3.08%, 5/28/19 - 5/30/19	100,850	100,360
3.22%, 6/24/19	30,000	29,790
		130,150
Total Commercial Paper (Cost $3,036,837)		3,037,637
Corporate Bonds (8.4%)
Domestic Banks (3.0%)
Citigroup, Inc.,
2.40%, 2/18/20 (c)	105,875	105,487
2.45%, 1/10/20	25,959	25,907
Wells Fargo Bank NA,
2.15%, 12/6/19	100,000	99,664
2.40%, 1/15/20	220,000	219,504
		450,562

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
International Banks (5.4%)
ANZ New Zealand International Ltd.
2.60%, 9/23/19 (a)	$10,000	$9,994
Bank of Montreal
1.75%, 9/11/19	12,000	11,951
Banque Federative du Credit Mutuel SA
2.00%, 4/12/19 (a)	12,550	12,547
BNZ International Funding Ltd.
2.40%, 2/21/20 (a)	32,458	32,347
BPCE SA,
2.25%, 1/27/20 (c)	11,800	11,751
2.50%, 7/15/19	61,700	61,669
Cooperatieve Rabobank UA
4.75%, 1/15/20 (a)	3,000	3,048
Credit Agricole Corp.
2.50%, 4/15/19 (a)	8,130	8,129
Credit Suisse AG
2.30%, 5/28/19	31,715	31,700
ING Bank N.V.
2.50%, 10/1/19 (a)	25,050	25,017
Macquarie Bank Ltd.,
2.40%, 1/21/20 (a)	26,689	26,611
2.60%, 6/24/19 (a)	32,539	32,527
Mizuho Bank Ltd.,
2.45%, 4/16/19 (a)	38,086	38,078
2.65%, 9/25/19 (a)	21,165	21,155
National Australia Bank Ltd.
2.25%, 1/10/20	8,000	7,971
Nordea Bank AB
2.38%, 4/4/19 (a)	19,840	19,840
Skandinaviska Enskilda Banken AB
1.50%, 9/13/19	10,000	9,947
Sumitomo Mitsui Banking Corp.,
2.09%, 10/18/19	52,281	52,098
2.25%, 7/11/19	26,738	26,707
2.45%, 1/16/20	80,441	80,245
2.51%, 1/17/20	219,454	219,169
Sumitomo Mitsui Trust Bank Ltd.
1.95%, 9/19/19 (a)	10,290	10,249
Suncorp-Metway Ltd.
2.10%, 5/3/19 (a)	23,444	23,430
UBS AG
2.38%, 8/14/19	39,025	38,987
		815,167
Total Corporate Bonds (Cost $1,262,734)		1,265,729
Floating Rate Notes (d) (48.5%)
Diversified Financial Services (2.4%)
Collateralized Commercial Paper Co. LLC
2.88%, 8/23/19	75,000	75,085
Collateralized Commercial Paper II Co. LLC,
2.82%, 7/23/19 - 7/24/19 (a)	165,000	165,129
2.88%, 1/7/20 (a)	120,000	120,164
		360,378
	Face Amount (000)	Value (000)
Domestic Banks (4.5%)
Citigroup, Inc., 3 Month USD LIBOR + 0.79%
3.57%, 1/10/20 (c)	$9,965	$10,008
HSBC Bank USA NA,
2.74%, 4/26/19	20,000	20,004
2.91%, 12/27/19	60,000	60,116
ING U.S. Funding LLC,
2.71%, 2/3/20 (a)	200,000	200,000
2.86%, 10/1/19 - 10/4/19	100,000	100,123
Mizuho Securities USA LLC,
3 Month USD LIBOR + 0.20%, 2.80%, 9/24/19 (a)	40,000	40,039
1 Month USD LIBOR + 0.40%, 2.88%, 7/31/19	50,000	50,049
3 Month USD LIBOR + 0.31%, 3.05%, 1/31/20	50,000	50,092
3 Month USD LIBOR + 0.65%, 3.46%, 6/28/19 (a)	51,695	51,746
Wells Fargo Bank NA,
2.88%, 12/18/19	75,000	75,161
3 Month USD LIBOR + 0.23%, 3.02%, 1/15/20	19,105	19,129
3 Month USD LIBOR + 0.65%, 3.26%, 12/6/19	5,850	5,875
		682,342
International Banks (41.6%)
ANZ New Zealand International Ltd.,
2.80%, 6/21/19 (a)	50,000	50,032
2.81%, 6/24/19 (a)	100,000	100,067
ASB Finance Ltd. London,
2.82%, 8/23/19 (a)	100,000	100,089
2.87%, 10/22/19 - 11/22/19 (a)	250,000	250,367
2.90%, 12/10/19 (a)	100,000	100,184
Bank of Montreal,
2.77%, 9/6/19	50,000	50,008
2.86%, 12/19/19	150,000	150,228
2.89%, 12/23/19	150,000	150,299
2.94%, 6/11/19	100,000	100,035
Bank of Nova Scotia
2.83%, 9/20/19	25,000	25,026
Barclays Bank PLC,
2.76%, 6/25/19	155,000	155,038
2.77%, 6/25/19	120,000	120,032
BNZ International Funding Ltd.,
2.75%, 6/11/19 - 3/23/20 (a)	300,000	300,025
2.83%, 9/23/19 (a)	30,000	30,031
3 Month USD LIBOR + 0.70%, 3.34%, 2/21/20 (a)	4,410	4,427
Canadian Imperial Bank of Commerce,
2.73%, 9/20/19	115,000	115,050
2.80%, 7/29/19	100,000	100,070
2.89%, 12/23/19 (a)	150,000	150,309
3.04%, 9/20/19	111,000	111,201

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
International Banks (cont'd)
Credit Agricole Corp., 3 Month USD LIBOR + 0.80% 3.59%, 4/15/19 (a)	$3,900	$3,901
Credit Suisse AG,
2.77%, 9/24/19	175,000	175,104
2.78%, 9/26/19 - 10/4/19	307,000	307,181
2.97%, 1/3/20	100,000	100,215
Credit Suisse NY
2.76%, 3/6/20	100,000	99,996
HSBC Bank PLC,
2.77%, 6/24/19 (a)	100,000	100,044
2.79%, 7/22/19 (a)	110,000	110,075
2.80%, 9/25/19 (a)	100,000	100,088
3.01%, 4/10/19	60,000	60,004
Lloyds Bank Corporate Markets PLC
2.73%, 6/24/19	85,000	85,024
Macquarie Bank Ltd., 3 Month USD LIBOR + 0.35%
3.14%, 4/4/19 (a)	59,270	59,272
Mizuho Bank Ltd.
3.12%, 4/15/20	98,000	98,147
National Australia Bank Ltd.,
3.00%, 4/5/19 (a)	7,500	7,500
3 Month USD LIBOR + 0.59%, 3.37%, 1/10/20 (a)	9,000	9,037
Natixis NY,
2.86%, 1/21/20	200,000	200,333
3.03%, 1/10/20	75,000	75,095
Nordea Bank AB, 3 Month USD LIBOR + 0.62%
3.42%, 9/30/19 (a)	1,000	1,002
Royal Bank of Canada,
2.73%, 9/20/19	125,000	125,066
2.79%, 6/17/19	135,000	135,057
2.96%, 1/9/20 (a)	195,000	195,410
3 Month USD LIBOR + 0.71%, 3.50%, 4/15/19	5,600	5,602
Societe Generale
3.01%, 12/16/19 (a)	100,000	100,249
Sumitomo Mitsui Banking Corp.,
3.05%, 9/5/19	6,410	6,421
3 Month USD LIBOR + 0.31%, 3.09%, 10/18/19	65,336	65,411
3.11%, 1/31/20	34,000	34,060
3 Month USD LIBOR + 0.35%, 3.12%, 1/17/20	124,123	124,364
3.17%, 7/11/19	87,740	87,827
Sumitomo Mitsui Trust Bank Ltd.,
2.84%, 7/25/19	200,000	200,171
3.00%, 7/9/19	110,250	110,307
Svenska Handelsbanken AB,
2.79%, 8/20/19	150,000	150,124
2.83%, 11/21/19	75,000	75,096
	Face Amount (000)	Value (000)
2.84%, 12/19/19	$30,000	$30,041
2.87%, 12/23/19	150,000	150,253
3 Month USD LIBOR + 0.49%, 3.10%, 9/6/19	24,547	24,596
3 Month USD LIBOR + 0.49%, 3.11%, 6/17/19	13,325	13,338
Toronto Dominion Bank,
2.73%, 9/20/19	100,000	100,058
2.80%, 7/22/19	45,000	45,025
2.80%, 9/25/19 (a)	150,000	150,147
2.83%, 8/23/19 (a)	25,000	25,023
2.86%, 11/27/19 (a)	50,000	50,079
UBS AG London,
2.70%, 6/24/19 (a)	50,000	50,006
2.89%, 6/25/19 (a)	225,000	225,194
2.95%, 12/19/19 (a)	175,000	175,266
Westpac Securities NZ Ltd.,
2.83%, 8/23/19 (a)	100,000	100,094
		6,308,821
Total Floating Rate Notes (Cost $7,344,688)		7,351,541
Repurchase Agreements (15.8%)
BMO Capital Markets Corp., (2.50%, dated 3/29/19, due 4/1/19; proceeds $1,000; fully collateralized by various Corporate Bonds; 2.20% - 4.40% due 11/25/19 - 3/1/59; valued at $1,050)	1,000	1,000
BNP Paribas Prime Brokerage, Inc., (2.63%, dated 3/29/19, due 4/1/19; proceeds $143,031; fully collateralized by various Corporate Bonds; 2.76% - 10.75% due 11/15/19 - 8/1/2118 (e); valued at $151,662)	143,000	143,000
BNP Paribas Prime Brokerage, Inc., (3.05% (d), dated 7/31/18, due 4/25/19; proceeds $102,271; fully collateralized by various Corporate Bonds; 4.63% - 11.88% due 4/15/20 - 3/15/33 (e); valued at $105,950) (Demand 4/25/19)	100,000	100,000
BNP Paribas Prime Brokerage, Inc., (3.05% (d), dated 8/22/18, due 4/25/19; proceeds $112,293; fully collateralized by various Corporate Bonds; 3.56% - 13.00% due 3/15/20 - 3/30/67 (e); valued at $117,079) (Demand 4/25/19)	110,000	110,000
BNP Paribas Prime Brokerage, Inc., (3.05% (d), dated 10/25/18, due 7/25/19; proceeds $127,891; fully collateralized by various Corporate Bonds; 4.85% - 13.00% due 3/1/20 - 12/15/86 (e); valued at $133,849) (Demand 4/25/19)	125,000	125,000
BNP Paribas Securities Corp., (2.86% (d), dated 3/14/19, due 3/16/20; proceeds $211,000; fully collateralized by various Corporate Bonds; 1.70% - 11.50% due 5/13/19 - 4/20/67 (e); valued at $217,267) (Demand 6/12/19)	205,000	205,000

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Citigroup Global Markets, Inc., (2.99% (d), dated 1/23/19, due 1/23/20; proceeds $103,027; fully collateralized by various Corporate Bonds; 4.63% - 11.25% due 4/15/20 - 3/1/97; valued at $106,084) (Demand 4/23/19)	$100,000	$100,000
HSBC Securities USA, Inc., (2.50%, dated 3/29/19, due 4/1/19; proceeds $25,005; fully collateralized by various Corporate Bonds; 3.40% - 7.20% due 2/10/20 - 7/15/97; valued at $26,255)	25,000	25,000
HSBC Securities USA, Inc., (2.60%, dated 3/29/19, due 4/1/19; proceeds $70,015; fully collateralized by various Corporate Bonds; 3.19% - 8.50% due 5/15/23 - 6/1/43; valued at $74,210)	70,000	70,000
ING Financial Markets LLC, (2.50%, dated 3/29/19, due 4/1/19; proceeds $1,000; fully collateralized by various Corporate Bonds; 2.25% - 4.38% due 3/15/22 - 12/15/28; valued at $1,050)	1,000	1,000
JP Morgan Securities LLC, (2.99% (d), dated 3/5/19, due 12/2/19; proceeds $203,499; fully collateralized by various Corporate Bonds; 3.50% - 12.50% due 6/15/19 - 1/15/44 (e); valued at $211,408) (Demand 4/5/19)	199,000	199,000
JP Morgan Securities LLC, (3.00% (d), dated 10/26/18, due 7/22/19; proceeds $30,672; fully collateralized by various Corporate Bonds; 4.75% - 12.00% due 4/15/20 - 12/1/32; valued at $31,827) (Demand 4/23/19)	30,000	30,000
JP Morgan Securities LLC, (3.00% (d), dated 11/20/18, due 7/22/19; proceeds $5,102; fully collateralized by various Corporate Bonds; 4.69% - 6.63% due 4/15/22 - 11/15/66; valued at $5,304) (Demand 4/24/19)	5,000	5,000
Merrill Lynch Pierce Fenner & Smith, Inc., (2.91% (d), dated 9/24/18, due 9/24/19; proceeds $308,851; fully collateralized by various Common Stocks and a Preferred Stock; valued at $315,048) (Demand 6/24/19)	300,000	300,000
Pershing LLC, (2.61%, dated 3/29/19, due 4/1/19; proceeds $150,033; fully collateralized by various Corporate Bonds; 1.70% - 11.88% due 5/1/19 - 12/31/99 (e); valued at $158,705)	150,000	150,000
RBC Capital Markets LLC, (2.89%, dated 3/21/19, due 7/25/19; proceeds $50,506; fully collateralized by various Corporate Bonds; 2.80% - 13.00% due 4/15/19 - 3/15/43; valued at $53,000) (Demand 6/27/19)	50,000	50,000
	Face Amount (000)	Value (000)
Scotia Capital USA, Inc., (2.60%, dated 3/29/19, due 4/1/19; proceeds $500,108; fully collateralized by various Corporate Bonds; 2.75% - 8.38% due 5/1/19 - 9/15/24; valued at $529,867)	$500,000	$500,000
SG Americas Securities LLC, (3.04% (d), dated 3/27/19, due 4/1/19; proceeds $71,030; fully collateralized by various Common Stocks; valued at $74,550)	71,000	71,000
Wells Fargo Securities LLC, (2.55%, dated 3/29/19, due 4/1/19; proceeds $1,000; fully collateralized by various Common Stocks and Preferred Stocks; valued at $1,050)	1,000	1,000
Wells Fargo Securities LLC, (2.81%, dated 3/19/19, due 6/19/19; proceeds $40,287; fully collateralized by various Corporate Bonds; 2.60% - 3.55% due 7/22/20 - 2/19/25; valued at $42,019)	40,000	40,000
Wells Fargo Securities LLC, (2.81%, dated 3/20/19, due 6/20/19; proceeds $50,359; fully collateralized by various Corporate Bonds; 1.45% - 3.95% due 5/10/19 - 9/15/47; valued at $52,500)	50,000	50,000
Wells Fargo Securities LLC, (3.01%, dated 3/20/19, due 6/20/19; proceeds $115,885; fully collateralized by various Corporate Bonds; 1.90% - 7.38% due 8/1/19 - 1/15/55; valued at $120,796)	115,000	115,000
Total Repurchase Agreements (Cost $2,391,000)		2,391,000
Total Investments (99.6%) (Cost $15,080,255) (f)(g)		15,091,344
Other Assets in Excess of Liabilities (0.4%)		64,223
Net Assets (100.0%)		$15,155,567

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  The rates shown are the effective yields at the date of purchase.

(c)  All or a portion of the security is subject to delayed delivery.

(d)  Floating or Variable rate securities: The rates disclosed are as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(e)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2019.

(f)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

(g)  At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $11,670,000 and the aggregate gross unrealized depreciation is approximately $581,000, resulting in net unrealized appreciation of approximately $11,089,000.

LIBOR  London Interbank Offered Rate.

PJSC  Public Joint Stock Company.

USD  United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Floating Rate Notes	48.7%
Commercial Paper	20.1
Repurchase Agreements	15.9
Corporate Bonds	8.4
Certificates of Deposit	6.9
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Ultra-Short Income Portfolio

Statement of Assets and Liabilities	March 31, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $15,080,255, including value of repurchases agreements of $2,391,000)	$15,091,344
Cash	510
Receivable for Fund Shares Sold	96,843
Interest Receivable	22,828
Other Assets	942
Total Assets	15,212,467
Liabilities:
Payable for Fund Shares Redeemed	38,837
Payable for Investments Purchased	9,027
Payable for Advisory Fees	5,043
Payable for Shareholder Services Fees — Institutional Class	120
Payable for Shareholder Services Fees — Class A	1,883
Payable for Administration Fees	998
Dividends Payable	645
Payable for Professional Fees	63
Payable for Custodian Fees	42
Payable for Transfer Agency Fees — Class IR	1
Payable for Transfer Agency Fees — Institutional Class	1
Payable for Transfer Agency Fees — Class A	1
Other Liabilities	239
Total Liabilities	56,900
Net Assets	$15,155,567
Net Assets Consist of:
Paid-in-Capital	$15,143,695
Total Distributable Earnings	11,872
Net Assets	$15,155,567
CLASS IR:
Net Assets	$3,162,074
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	315,612,898
Net Asset Value, Offering and Redemption Price Per Share	$10.02
Institutional Class:
Net Assets	$2,881,091
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	287,641,064
Net Asset Value, Offering and Redemption Price Per Share	$10.02
CLASS A:
Net Assets	$9,112,402
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	909,760,681
Net Asset Value, Offering and Redemption Price Per Share	$10.02

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Ultra-Short Income Portfolio

Statement of Operations	Six Months Ended March 31, 2019 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$178,972
Expenses:
Advisory Fees (Note B)	12,704
Shareholder Services Fees — Institutional Class (Note D)	674
Shareholder Services Fees — Class A (Note D)	9,370
Administration Fees (Note C)	5,082
Registration Fees	313
Trustees' Fees and Expenses	144
Custodian Fees (Note F)	120
Professional Fees	52
Shareholder Reporting Fees	30
Transfer Agency Fees — Class IR (Note E)	2
Transfer Agency Fees — Institutional Class (Note E)	1
Transfer Agency Fees — Class A (Note E)	3
Pricing Fees	7
Other Expenses	103
Total Expenses	28,605
Waiver of Advisory Fees (Note B)	(3,348)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(3)
Reimbursement of Class Specific Expenses — Institutional Class (Note B)	(3)
Net Expenses	25,251
Net Investment Income	153,721
Realized Gain:
Investments Sold	112
Change in Unrealized Appreciation (Depreciation):
Investments	7,739
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	7,851
Net Increase in Net Assets Resulting from Operations	$161,572

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Ultra-Short Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2019 (unaudited) (000)	Year Ended September 30, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$153,721	$132,313
Net Realized Gain	112	805
Net Change in Unrealized Appreciation (Depreciation)	7,739	1,501
Net Increase in Net Assets Resulting from Operations	161,572	134,619
Dividends and Distributions to Shareholders:
Class IR	(32,491)	(28,414)
Institutional Class	(33,897)	(37,642)
Class A	(87,334)	(66,548)
Total Dividends and Distributions to Shareholders	(153,722)	(132,604)
Capital Share Transactions:(1)
Class IR:
Subscribed	3,408,114	3,349,474
Distributions Reinvested	27,974	23,263
Redeemed	(2,116,405)	(2,654,971)
Institutional Class:
Subscribed	1,334,551	2,761,966
Distributions Reinvested	33,897	37,701
Redeemed	(1,211,606)	(1,772,991)
Class A:
Subscribed	6,289,050	8,059,575
Distributions Reinvested	87,270	66,612
Redeemed	(3,534,727)	(4,442,565)
Net Increase in Net Assets Resulting from Capital Share Transactions	4,318,118	5,428,064
Total Increase in Net Assets	4,325,968	5,430,079
Net Assets:
Beginning of Period	10,829,599	5,399,520
End of Period	$15,155,567	$10,829,599
(1) Capital Share Transactions:
Class IR:
Shares Subscribed	340,354	334,613
Shares Issued on Distributions Reinvested	2,793	2,324
Shares Redeemed	(211,346)	(265,232)
Net Increase in Class IR Shares Outstanding	131,801	71,705
Institutional Class:
Shares Subscribed	133,279	275,934
Shares Issued on Distributions Reinvested	3,385	3,767
Shares Redeemed	(121,014)	(177,139)
Net Increase in Institutional Class Shares Outstanding	15,650	102,562
Class A:
Shares Subscribed	628,084	805,218
Shares Issued on Distributions Reinvested	8,715	6,655
Shares Redeemed	(353,018)	(443,874)
Net Increase in Class A Shares Outstanding	283,781	367,999

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Financial Highlights

Ultra-Short Income Portfolio

	Class IR
	Six Months Ended March 31, 2019		Year Ended September 30,				Period from April 28, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		September 30, 2016
Net Asset Value, Beginning of Period	$10.01		$10.01		$10.00		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.13		0.19		0.12		0.03
Net Realized and Unrealized Gain (Loss)	0.01		(0.01)		0.00	(3)	0.00	(3)
Total from Investment Operations	0.14		0.18		0.12		0.03
Distributions from and/or in Excess of:
Net Investment Income	(0.13)		(0.18)		(0.11)		(0.03)
Net Realized Gain	—		(0.00	)(3)	(0.00	)(3)	—
Total Distributions	(0.13)		(0.18)		(0.11)		(0.03)
Net Asset Value, End of Period	$10.02		$10.01		$10.01		$10.00
Total Return(4)	1.39	%(5)	1.87%		1.18%		0.26	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,162,074		$1,840,647		$1,122,452		$276,348
Ratio of Expenses Before Expense Limitation	0.29	%(6)	0.30%		0.30%		0.42	%(6)
Ratio of Expenses After Expense Limitation	0.24	%(6)	0.23%		0.22%		0.18	%(6)
Ratio of Net Investment Income	2.59	%(6)	1.86%		1.16%		0.61	%(6)
Portfolio Turnover Rate	N/A(7)		N/A(7)		N/A(7)		N/A(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Financial Highlights

Ultra-Short Income Portfolio

	Institutional Class
	Six Months Ended March 31, 2019		Year Ended September 30,				Period from April 28, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		September 30, 2016
Net Asset Value, Beginning of Period	$10.01		$10.01		$10.00		$10.00
Income from Investment Operations:
Net Investment Income(2)	0.13		0.18		0.11		0.02
Net Realized and Unrealized Gain	0.01		0.00	(3)	0.00	(3)	0.00	(3)
Total from Investment Operations	0.14		0.18		0.11		0.02
Distributions from and/or in Excess of:
Net Investment Income	(0.13)		(0.18)		(0.10)		(0.02)
Net Realized Gain	—		(0.00	)(3)	(0.00	)(3)	—
Total Distributions	(0.13)		(0.18)		(0.10)		(0.02)
Net Asset Value, End of Period	$10.02		$10.01		$10.01		$10.00
Total Return(4)	1.36	%(5)	1.82%		1.13%		0.24	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,881,091		$2,722,775		$1,695,589		$196,092
Ratio of Expenses Before Expense Limitation	0.34	%(6)	0.35%		0.35%		0.48	%(6)
Ratio of Expenses After Expense Limitation	0.29	%(6)	0.28%		0.27%		0.23	%(6)
Ratio of Net Investment Income	2.52	%(6)	1.84%		1.09%		0.65	%(6)
Portfolio Turnover Rate	N/A(7)		N/A(7)		N/A(7)		N/A(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.
The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Financial Highlights

Ultra-Short Income Portfolio

	Class A
	Six Months Ended March 31, 2019		Year Ended September 30,				Period from April 28, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		September 30, 2016
Net Asset Value, Beginning of Period	$10.01		$10.01		$10.00		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.12		0.17		0.09		0.01
Net Realized and Unrealized Gain (Loss)	0.01		(0.01)		0.00	(3)	0.00	(3)
Total from Investment Operations	0.13		0.16		0.09		0.01
Distributions from and/or in Excess of:
Net Investment Income	(0.12)		(0.16)		(0.08)		(0.01)
Net Realized Gain	—		(0.00	)(3)	(0.00	)(3)	—
Total Distributions	(0.12)		(0.16)		(0.08)		(0.01)
Net Asset Value, End of Period	$10.02		$10.01		$10.01		$10.00
Total Return(4)	1.26	%(5)	1.61%		0.92%		0.14	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,112,402		$6,266,177		$2,581,479		$164,528
Ratio of Expenses Before Expense Limitation	0.54	%(6)	0.55%		0.55%		0.68	%(6)
Ratio of Expenses After Expense Limitation	0.49	%(6)	0.48%		0.47%		0.44	%(6)
Ratio of Net Investment Income	2.33	%(6)	1.68%		0.91%		0.48	%(6)
Portfolio Turnover Rate	N/A(7)		N/A(7)		N/A(7)		N/A(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of ten separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Ultra-Short Income Portfolio. The Fund seeks current income with capital preservation while maintaining liquidity. The Fund offers three classes of shares — Class IR, Institutional Class and Class A.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; and (2) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Short-Term Investments
Certificates of Deposit	$—	$1,045,437	$—	$1,045,437
Commercial Paper	—	3,037,637	—	3,037,637
Corporate Bonds	—	1,265,729	—	1,265,729
Floating Rate Notes	—	7,351,541	—	7,351,541
Repurchase Agreements	—	2,391,000	—	2,391,000
Total Short-Term Investments	—	15,091,344	—	15,091,344
Total Assets	$—	$15,091,344	$—	$15,091,344

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian for investment companies advised by the Fund's Adviser. The Fund will participate on a pro rata basis with the other investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Repurchase agreements are subject to Master Repurchase Agreements which are agreements between the Fund and its counterparties that typically include provisions which provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the repurchase agreement reducing the net settlement amount to zero.

4.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

5.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown.

However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the close of each business day. Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services and transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.20% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25% for Class IR shares, 0.30% for Institutional Class shares and 0.55% for Class A shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. In addition, the Adviser may make additional voluntary fee waivers and/or expense reimbursements.

17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

The ratios of expenses to average net assets disclosed in the Fund's Financial Highlights may be lower than the maximum expense ratios due to these additional fee waivers and/or expense reimbursements. The Adviser may also waive additional advisory fees and/or reimburse expenses to enable the Fund to maintain a minimum level of daily net investment income. For the six months ended March 31, 2019, approximately $3,348,000 of advisory fees were waived and approximately $6,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to the Institutional Class shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.05% of the Fund's average daily net assets attributable to the Institutional Class shares.

The Trust has adopted a Shareholder Services Plan with respect to the Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to the Class A shares.

The shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Institutional Class and Class A shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a

Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services to the Fund with respect to certain direct transactions with the Fund.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the three-year period ended September 30, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2018 and 2017 was as follows:

2018 Distributions Paid From: Ordinary Income (000)	2017 Distributions Paid From: Ordinary Income (000)
$132,604	$32,133

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to nondeductible expenses, resulted in the following reclassifications among the components of net assets at September 30, 2018:

Total Distributable Earnings (Loss) (000)	Paid-in- Capital (000)
$—	$—

At September 30, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,530	$5

I. Credit Facility: The Trust and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 31, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 88.5%.

K. Accounting Pronouncement: In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the "ASU") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be accreted to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

19

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

20

Privacy Notice (unaudited) (cont'd)

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Co-Transfer Agent

Morgan Stanley Services Company, Inc.
522 Fifth Avenue
New York, New York 10036

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

22

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTUSISAN
2516249 EXP 05.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Ultra-Short Municipal Income Portfolio

Semi-Annual Report

March 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	12
Privacy Notice	16
Trustee and Officer Information	18

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Ultra-Short Municipal Income Portfolio (the "Fund") performed during the period beginning December 19, 2018 (when the Fund commenced operations) and ended March 31, 2019.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2019

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Expense Example (unaudited)

Ultra-Short Municipal Income Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/19/18-3/31/19.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/19/18	Actual Ending Account Value 3/31/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Ultra-Short Municipal Income Portfolio Class IR^	$1,000.00	$1,004.30	$1,013.61	$0.36	$0.37	0.13%
Ultra-Short Municipal Income Portfolio Institutional Class^	1,000.00	1,004.00	1,013.33	0.64	0.65	0.23
Ultra-Short Municipal Income Portfolio Class A^	1,000.00	1,003.70	1,013.05	0.92	0.93	0.33

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 102/365 (to reflect the actual days in the period).

**  Annualized.

^  The Fund commenced operations on December 19, 2018.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments

Ultra-Short Municipal Income Portfolio

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (a) (36.6%)
Colorado Springs, CO, Utilities System Sub Lien Ser 2005 A
1.51%, 11/1/35	$1,000	$1,000
East Baton Rouge Parish Industrial Development Board, Inc.
1.63%, 6/1/29 (b)	1,400	1,400
Port of Corpus Christi Authority of Nueces County, TX, Flint Hills Resources Ser 2002
1.61%, 7/1/29 (b)	2,400	2,400
Gainesville, FL, Utilities System 2008 Ser B
1.51%, 10/1/38	200	200
Houston, TX, Airport Sub Lien Ser 2010 (AMT)
1.50%, 7/1/30	2,700	2,700
Kentucky Economic Development Finance Authority, Catholic Health Initiatives Ser 2004 C
1.71%, 5/1/34	700	700
New York State Energy Research & Development Authority Facilities, NY, Consolidated Edison Co. Ser 2010 Subser A-3 (AMT)
1.55%, 6/1/36	1,000	1,000
Brazos, TX, River Harbor Navigation District BASF Corp Project Ser 1996 (AMT)
1.56%, 4/1/31	2,400	2,400
RBC Municipal Products Trust Inc, MA, Partners Healthcare System Adjustable Ser 2019 T-2 Floater Certificates
1.56%, 11/1/23 (b)	1,000	1,000
RBC Municipal Products Trust Inc, MS, Mississippi State Ser 2016 B, Floater Certificates
1.56%, 12/1/24 (b)	1,400	1,400
RBC Municipal Products Trust Inc, NY, New York City Municipal Water Finance Authority Adjustable Ser 2019-CC Floater Certificates
1.53%, 11/15/22 (b)	2,400	2,400
RBC Municipal Products Trust Inc, OH, Kettering Health Network Obligation Group Adjustable Ser 2019-B Floater Certificates
1.64%, 10/1/24 (b)	1,000	1,000
Tender Option Bond Series Trust, CA, California Statewide Communities Development Authority-Multifamily Housing Metropolitan Lofts Ser 2007-A Puttable Floating Rate Receipts
1.58%, 2/1/53 (b)	1,000	1,000
Tender Option Bond Series Trust, DC, District Of Columbia Housing Finance Agency, Multi-family Housing Ser 2014-A Puttable Floating Rate Receipts
1.60%, 8/1/47 (b)	2,400	2,400
Texas, Veterans Ser 2012
1.53%, 12/1/42	1,000	1,000
Washoe County, NV Water Facilities Revenue, Sierra Pacific Power Co Ser 2016 E
1.61%, 3/1/36	2,400	2,400
Total Weekly Variable Rate Bonds (Cost $24,400)		24,400
	Face Amount (000)	Value (000)
Daily Variable Rate Bonds (a) (11.4%)
Broward County, FL, Industrial Development Revenue, Florida Power & Light Company Ser 2018 B
1.58%, 12/1/48	$2,800	$2,800
JP Morgan Chase & Co., PA, Pennsylvania Turnpike Commission Ser C PUTTERs Ser 5025
1.47%, 7/19/23 (b)	1,200	1,200
JP Morgan Chase & Co., Montgomery County, OH, Hospital Revenue Premier Health Partners Obligation Group — Miami Valley Hospital Ser 2018 PUTTERs Ser 5023
1.47%, 12/20/23 (b)	1,000	1,000
Louisville and Jefferson County, KY, Regional Airport UPS Worldwide Forwarding Ser 1999-B
1.57%, 1/1/29	1,600	1,600
New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser G Subser G5
1.45%, 5/1/34	1,000	1,000
Total Daily Variable Rate Bonds (Cost $7,600)		7,600
Closed-End Investment Companies (a) (7.2%)
BlackRock MuniYield Quality Fund III, Inc. (MYI), OT, VRDP (AMT)
1.68%, 6/1/41 (b)	2,400	2,400
Nuveen Quality Municipal Income Fund Ser 2-2525 (AMT)
1.68%, 9/11/26 (b)	2,400	2,400
Total Closed-End Investment Companies (Cost $4,800)		4,800
Floating Rate Note (a) (3.0%)
Harris County Cultural Education Facilities Finance Corporation, TX, Herman Health System Ser 2013 B
2.25%, 6/1/20 (Cost $2,007)	2,000	2,009
Quarterly Variable Rate Bonds (4.4%)
Franklin County, OH, CHE Trinity Health Credit Group Ser 2013,
1.70%, 5/1/19	500	500
Lewisburg, TN, Industrial Development Board Solid Waste Disposal Waste Management Tennessee Project Ser 2012 (AMT)
2.35%, 5/1/19	700	700
Pennsylvania Economic Development Financing Authority, Republic Services, Inc. Ser 2010 A (AMT)
2.40%, 4/1/19 (b)	1,750	1,750
Total Quarterly Variable Rate Bonds (Cost $2,950)		2,950
Commercial Paper (c) (23.5%)
Atlanta, GA, Third Lien Ser D-1 1.25%, 7/2/19	1,367,000	1,368
Austin, TX, Combined Utility Systems Ser A 1.55%, 4/3/19	2,500,000	2,500
Harris County ,TX, Notes Ser D 1.70%, 6/6/19	1,000,000	1,000
Houston, TX, Ser E-1 1.71%, 6/27/19	1,000,000	1,000

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Municipal Income Portfolio

	Face Amount (000)	Value (000)
Commercial Paper (cont'd)
JEA, FL Water & Sewer System Sub Ser 2000 F-2 1.70%, 4/3/19	$2,400,000	$2,400
Louisville and Jefferson County, KY, Metropolitan Sewer District Sewer and Drainage System Subordinated Program Notes, Ser 2018 1.73%, 5/9/19	1,000,000	1,000
Louisville and Jefferson County, KY, Metropolitan Sewer District Sewer and Drainage System Subordinated Program Notes, Ser 2018 A-2 1.57%, 5/1/19	1,000,000	1,000
Miami Dade County, FL
1.63%, 5/16/19	1,000	1,000
1.80%, 5/30/19	1,000	1,000
Omaha Public Power District, NE, Ser A 1.65%, 4/2/19	1,000,000	1,000
Philadelphia, PA, Airport System Revenue Ser B-2 1.70%, 4/1/19	2,400,000	2,400
Total Commercial Paper (Cost $15,667)		15,668
Municipal Bonds & Notes (4.8%)
King County, WA, Public Transportation Sales Tax, Ser 2012
5.00%, 6/1/19	400	402
Los Angeles, CA, Department of Airports Ser 2009 A
5.25%, 5/15/19	1,700	1,708
New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Ser 2013 A
5.00%, 5/1/19	1,100	1,103
Total Municipal Bonds & Notes (Cost $3,212)		3,213
Total Investments (90.9%) (Cost $60,636) (d)		60,640
Other Assets in Excess of Liabilities (9.1%)		6,057
Net Assets (100.0%)		$66,697

(a)  Floating or Variable rate securities: The rates disclosed are as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  The rates shown are the effective yields at the date of purchase.

(d)  At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,000 and the aggregate gross unrealized depreciation is $0, resulting in net unrealized appreciation of approximately $4,000.

AMT  Alternative Minimum Tax.

PUTTERs  Puttable Tax-Exempt Receipts.

VRDP  Variable Rate Demand Preferred.

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	40.3%
Commercial Paper	25.8
Daily Variable Rate Bonds	12.5
Other*	8.2
Closed-End Investment Companies	7.9
Municipal Bonds & Notes	5.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Ultra-Short Municipal Income Portfolio

Statement of Assets and Liabilities	March 31, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $60,636)	$60,640
Cash	73
Receivable for Investments Sold	4,010
Receivable for Fund Shares Sold	1,989
Interest Receivable	146
Prepaid Offering Costs	120
Due from Adviser	83
Other Assets	6
Total Assets	67,067
Liabilities:
Payable for Offering Costs	162
Payable for Fund Shares Redeemed	150
Payable for Professional Fees	37
Payable for Shareholder Services Fees — Institutional Class	1
Payable for Shareholder Services Fees — Class A	4
Payable for Custodian Fees	5
Payable for Administration Fees	4
Payable for Transfer Agency Fees — Class IR	—	@
Payable for Transfer Agency Fees — Institutional Class	—	@
Payable for Transfer Agency Fees — Class A	—	@
Other Liabilities	7
Total Liabilities	370
Net Assets	$66,697
Net Assets Consist of:
Paid-in-Capital	$66,693
Total Distributable Earnings	4
Net Assets	$66,697
CLASS IR:
Net Assets	$19,306
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,930,444
Net Asset Value, Offering and Redemption Price Per Share	$10.00
Institutional Class:
Net Assets	$15,020
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,501,911
Net Asset Value, Offering and Redemption Price Per Share	$10.00
CLASS A:
Net Assets	$32,371
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	3,236,688
Net Asset Value, Offering and Redemption Price Per Share	$10.00
Maximum Sales Load	0.50%
Maximum Sales Charge	$0.05
Maximum Offering Price Per Share	$10.05

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Ultra-Short Municipal Income Portfolio

Statement of Operations	Period from December 19, 2018^ to March 31, 2019 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$237
Expenses:
Offering Costs	47
Professional Fees	37
Advisory Fees (Note B)	29
Shareholder Services Fees — Institutional Class (Note D)	4
Shareholder Services Fees — Class A (Note D)	12
Administration Fees (Note C)	11
Shareholder Reporting Fees	9
Custodian Fees (Note F)	5
Pricing Fees	2
Transfer Agency Fees — Class IR (Note E)	—	@
Transfer Agency Fees — Institutional Class (Note E)	—	@
Transfer Agency Fees — Class A (Note E)	—	@
Other Expenses	—	@
Total Expenses	156
Expenses Reimbursed by Adviser (Note B)	(93)
Waiver of Advisory Fees (Note B)	(29)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Institutional Class (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class A (Note B)	(—	@)
Net Expenses	34
Net Investment Income	203
Change in Unrealized Appreciation (Depreciation):
Investments	4
Net Increase in Net Assets Resulting from Operations	$207

^  Commencement of Operations.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Ultra-Short Municipal Income Portfolio

Statements of Changes in Net Assets	Period from December 19, 2018^ to March 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$203
Net Change in Unrealized Appreciation (Depreciation)	4
Net Increase in Net Assets Resulting from Operations	207
Dividends and Distributions to Shareholders:
Class IR	(66)
Institutional Class	(60)
Class A	(77)
Total Dividends and Distributions to Shareholders	(203)
Capital Share Transactions:(1)
Class IR:
Subscribed	19,533
Distributions Reinvested	22
Redeemed	(250)
Institutional Class:
Subscribed	15,000
Distributions Reinvested	19
Class A:
Subscribed	32,343
Distributions Reinvested	26
Redeemed	(— @)
Net Increase in Net Assets Resulting from Capital Share Transactions	66,693
Total Increase in Net Assets	66,697
Net Assets:
Beginning of Period	—
End of Period	$66,697
(1) Capital Share Transactions:
Class IR:
Shares Subscribed	1,953
Shares Issued on Distributions Reinvested	2
Shares Redeemed	(25)
Net Increase in Class IR Shares Outstanding	1,930
Institutional Class:
Shares Subscribed	1,500
Shares Issued on Distributions Reinvested	2
Net Increase in Institutional Class Shares Outstanding	1,502
Class A:
Shares Subscribed	3,234
Shares Issued on Distributions Reinvested	3
Shares Redeemed	(— @@)
Net Increase in Class A Shares Outstanding	3,237

^  Commencement of Operations.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Financial Highlights

Ultra-Short Municipal Income Portfolio

	Class IR
Selected Per Share Data and Ratios	Period from December 19, 2018(1) to March 31, 2019
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income(2)	0.04
Distributions from and/or in Excess of:
Net Investment Income	(0.04)
Net Asset Value, End of Period	$10.00
Total Return(3)	0.43	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$19,306
Ratio of Expenses Before Expense Limitation	0.99	%(5)
Ratio of Expenses After Expense Limitation	0.13	%(5)
Ratio of Net Investment Income	1.53	%(5)
Portfolio Turnover Rate	N/A(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Financial Highlights

Ultra-Short Municipal Income Portfolio

	Institutional Class
Selected Per Share Data and Ratios	Period from December 19, 2018(1) to March 31, 2019
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income(2)	0.04
Distributions from and/or in Excess of:
Net Investment Income	(0.04)
Net Asset Value, End of Period	$10.00
Total Return(3)	0.40	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$15,020
Ratio of Expenses Before Expense Limitation	1.10	%(5)
Ratio of Expenses After Expense Limitation	0.23	%(5)
Ratio of Net Investment Income	1.43	%(5)
Portfolio Turnover Rate	N/A(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019 (unaudited)

Financial Highlights

Ultra-Short Municipal Income Portfolio

	Class A
Selected Per Share Data and Ratios	Period from December 19, 2018(1) to March 31, 2019
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income(2)	0.04
Distributions from and/or in Excess of:
Net Investment Income	(0.04)
Net Asset Value, End of Period	$10.00
Total Return(3)	0.37	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$32,371
Ratio of Expenses Before Expense Limitation	1.19	%(5)
Ratio of Expenses After Expense Limitation	0.33	%(5)
Ratio of Net Investment Income	1.33	%(5)
Portfolio Turnover Rate	N/A(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("Trust'') is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Trust is comprised of ten separate, active funds (individually referred to as a "Fund", collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Ultra-Short Municipal Income Portfolio. The Fund seeks current income exempt from federal income tax and capital preservation while maintaining liquidity.

The Fund commenced operations on December 19, 2018 and offers three classes of shares — Class IR, Institutional Class and Class A.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; and (2) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities

12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Short-Term Investments
Weekly Variable Rate Bonds	$—	$24,400	$—	$24,400
Daily Variable Rate Bonds	—	7,600	—	7,600
Closed-End Investment Companies	—	4,800	—	4,800
Floating Rate Note	—	2,009	—	2,009
Quarterly Variable Rate Bonds	—	2,950	—	2,950
Commercial Paper	—	15,668	—	15,668
Municipal Bonds & Notes	—	3,213	—	3,213
Total Short-Term Investments	—	60,640	—	60,640
Total Assets	$—	$60,640	$—	$60,640

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

4.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the close of each business day. Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities.

13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services and transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.20% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25% for Class IR shares, 0.35% for Institutional Class shares and 0.45% for Class A shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. In addition, the Adviser may make additional voluntary fee waivers and/or expense reimbursements. The ratios of expenses to average net assets disclosed in the Fund's Financial Highlights may be lower than the maximum expense ratios due to these additional fee waivers and/or expense reimbursements. The Adviser may also waive additional advisory fees and/or reimburse expenses to enable the Fund to maintain a minimum level of daily net investment income. For the period ended March 31, 2019, approximately $29,000 of advisory fees were waived and approximately $93,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to the Institutional Class shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.10% of the Fund's average daily net assets attributable to the Institutional Class shares.

The Trust has adopted a Shareholder Services Plan with respect to the Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.20% of the Fund's average daily net assets attributable to the Class A shares.

The shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Institutional Class and Class A shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services to the Fund with respect to certain direct transactions with the Fund.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance

14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Notes to Financial Statements (unaudited) (cont'd)

with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the period ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states.

I. Credit Facility: The Trust and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the period ended March 31, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 17.0%.

K. Accounting Pronouncement: In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the "ASU") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be accreted to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

15

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

16

Privacy Notice (unaudited) (cont'd)

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2019

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Co-Transfer Agent

Morgan Stanley Services Company, Inc.
522 Fifth Avenue
New York, New York 10036

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

18

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTUSMIPSAN
2516250 EXP 05.31.20

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 16, 2019

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 16, 2019